UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2008

Item 1. Reports to Stockholders

Fidelity®
Select Portfolios®
Consumer Discretionary Sector

Select Automotive Portfolio

Select Construction and Housing Portfolio

Select Consumer Discretionary Portfolio

Select Leisure Portfolio

Select Multimedia Portfolio

Select Retailing Portfolio

Semiannual Report

August 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Fund Updates*
Consumer Discretionary Sector
Automotive	<Click Here>
Construction and Housing	<Click Here>
Consumer Discretionary	<Click Here>
Leisure	<Click Here>
Multimedia	<Click Here>
Retailing	<Click Here>
Notes to Financial Statements	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

* Fund updates for each Select Portfolio include: Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher, and the ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Automotive Portfolio
Actual	$ 1,000.00	$ 828.80	$ 5.30
HypotheticalA	$ 1,000.00	$ 1,019.41	$ 5.85
Construction and Housing Portfolio
Actual	$ 1,000.00	$ 1,005.40	$ 5.26
HypotheticalA	$ 1,000.00	$ 1,019.96	$ 5.30
Consumer Discretionary Portfolio
Actual	$ 1,000.00	$ 982.70	$ 5.75
HypotheticalA	$ 1,000.00	$ 1,019.41	$ 5.85
Leisure Portfolio
Actual	$ 1,000.00	$ 967.30	$ 4.56
HypotheticalA	$ 1,000.00	$ 1,020.57	$ 4.69
Multimedia Portfolio
Actual	$ 1,000.00	$ 965.20	$ 5.20
HypotheticalA	$ 1,000.00	$ 1,019.91	$ 5.35
Retailing Portfolio
Actual	$ 1,000.00	$ 1,060.70	$ 5.56
HypotheticalA	$ 1,000.00	$ 1,019.81	$ 5.45

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Annualized Expense Ratio
Automotive Portfolio	1.15%
Construction and Housing Portfolio	1.04%
Consumer Discretionary Portfolio	1.15%
Leisure Portfolio	.92%
Multimedia Portfolio	1.05%
Retailing Portfolio	1.07%

Semiannual Report

Select Automotive Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Johnson Controls, Inc.	24.3	20.7
Harley-Davidson, Inc.	11.7	8.6
Ford Motor Co.	8.8	8.8
BorgWarner, Inc.	4.9	4.6
The Goodyear Tire & Rubber Co.	4.8	4.8
General Motors Corp.	4.7	8.8
Gentex Corp.	4.7	4.5
Autoliv, Inc.	4.6	4.8
WABCO Holdings, Inc.	4.0	3.1
Fiat SpA	1.9	2.5
	74.4
Top Industries (% of fund's net assets)
As of August 31, 2008
Auto Components	60.9%
Automobiles	35.7%
Machinery	1.3%
Road & Rail	0.5%
Metals & Mining	0.3%
All Others*	1.3%

As of February 29, 2008
Auto Components	57.4%
Automobiles	38.1%
Electrical Equipment	1.9%
Household Durables	0.3%
Machinery	0.2%
All Others*	2.1%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Automotive Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
AUTO COMPONENTS - 60.9%
Auto Parts & Equipment - 54.9%
American Axle & Manufacturing Holdings, Inc.	29,049	$ 141,178
Amerigon, Inc. (a)	14,783	102,446
ArvinMeritor, Inc.	16,300	244,663
ATC Technology Corp. (a)	5,200	125,944
Autoliv, Inc.	20,000	767,800
Bharat Forge Ltd.	158	963
BorgWarner, Inc.	19,700	814,595
Drew Industries, Inc. (a)	4,700	75,341
Exide Technologies (a)	18,800	231,992
Gentex Corp.	49,600	790,128
Hyundai Mobis	10	830
Johnson Controls, Inc.	131,170	4,055,778
Lear Corp. (a)	16,000	200,960
Modine Manufacturing Co.	7,600	120,232
Raser Technologies, Inc. (a)(d)	7,100	60,989
Spartan Motors, Inc.	6,300	29,799
Superior Industries International, Inc. (d)	4,900	86,093
Tenneco, Inc. (a)	14,700	214,767
TRW Automotive Holdings Corp. (a)	16,300	312,634
Visteon Corp. (a)	34,600	111,412
WABCO Holdings, Inc.	15,100	661,380
		9,149,924
Tires & Rubber - 6.0%
Cooper Tire & Rubber Co.	13,300	127,148
Michelin SA (Compagnie Generale des Etablissements) Series B	900	58,567
The Goodyear Tire & Rubber Co. (a)	41,000	804,010
		989,725
TOTAL AUTO COMPONENTS		10,139,649
AUTOMOBILES - 35.7%
Automobile Manufacturers - 24.0%
Bayerische Motoren Werke AG (BMW)	5,500	225,910
Daimler AG	4,900	286,062
Fiat SpA	20,200	313,688
Fleetwood Enterprises, Inc. (a)	14,900	31,886
Ford Motor Co. (a)(d)	327,461	1,460,476
Ford Otomotiv Sanayi AS	11,000	85,430
General Motors Corp. (d)	79,300	793,000
Honda Motor Co. Ltd. sponsored ADR	1,400	45,584
Hyundai Motor Co.	530	34,616
Maruti Suzuki India Ltd.	76	1,125
Monaco Coach Corp.	8,500	20,315
Renault SA	3,300	277,240
Thor Industries, Inc. (d)	8,900	204,522
Toyota Motor Corp. sponsored ADR	1,600	143,344
Winnebago Industries, Inc. (d)	7,100	80,585
		4,003,783

	Shares	Value
Motorcycle Manufacturers - 11.7%
Bajaj Auto Ltd.	5	$ 67
Harley-Davidson, Inc.	49,000	1,949,220
		1,949,287
TOTAL AUTOMOBILES		5,953,070
DIVERSIFIED FINANCIAL SERVICES - 0.0%
Multi-Sector Holdings - 0.0%
Bajaj Holdings & Investment Ltd.	5	56
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%
Electronic Equipment & Instruments - 0.0%
Iteris, Inc. (a)	400	892
INSURANCE - 0.0%
Multi-Line Insurance - 0.0%
Bajaj Finserv Ltd.	5	61
MACHINERY - 1.3%
Construction & Farm Machinery & Heavy Trucks - 1.3%
Accuride Corp. (a)	16,156	23,588
CNH Global NV	2,700	102,087
Navistar International Corp. (a)	1,600	88,800
		214,475
METALS & MINING - 0.3%
Steel - 0.3%
United States Steel Corp.	400	53,228
ROAD & RAIL - 0.5%
Trucking - 0.5%
Hertz Global Holdings, Inc. (a)	8,300	78,933
TOTAL COMMON STOCKS (Cost $25,818,727)		16,440,364
Money Market Funds - 14.9%

Fidelity Cash Central Fund, 2.31% (b)	227,145	227,145
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	2,256,350	2,256,350
TOTAL MONEY MARKET FUNDS (Cost $2,483,495)		2,483,495
TOTAL INVESTMENT PORTFOLIO - 113.6% (Cost $28,302,222)		18,923,859
NET OTHER ASSETS - (13.6)%		(2,259,344)
NET ASSETS - 100%		$ 16,664,515
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,190
Fidelity Securities Lending Cash Central Fund	26,671
Total	$ 28,861
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	18,923,859	18,888,413	35,446	-
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 98,928
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(98,928)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	-

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
The Fund intends to elect to defer to its fiscal year ending February 28, 2009 approximately $4,434,630 of losses recognized during the period November 1, 2007 to February 29, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Automotive Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,125,101) - See accompanying schedule: Unaffiliated issuers (cost $25,818,727)	$ 16,440,364
Fidelity Central Funds (cost $2,483,495)	2,483,495
Total Investments (cost $28,302,222)		$ 18,923,859
Receivable for investments sold		155,440
Receivable for fund shares sold		4,959
Dividends receivable		14,173
Distributions receivable from Fidelity Central Funds		9,813
Prepaid expenses		46
Receivable from investment adviser for expense reductions		2,475
Other receivables		4,135
Total assets		19,114,900

Liabilities
Payable to custodian bank	$ 14,924
Payable for investments purchased	124,764
Payable for fund shares redeemed	22,902
Accrued management fee	7,312
Other affiliated payables	4,346
Other payables and accrued expenses	19,787
Collateral on securities loaned, at value	2,256,350
Total liabilities		2,450,385

Net Assets		$ 16,664,515
Net Assets consist of:
Paid in capital		$ 35,251,690
Undistributed net investment income		125,113
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(9,333,848)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(9,378,440)
Net Assets, for 587,337 shares outstanding		$ 16,664,515
Net Asset Value, offering price and redemption price per share ($16,664,515 ÷ 587,337 shares)		$ 28.37

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 205,615
Interest		1,355
Income from Fidelity Central Funds (including $26,671 from security lending)		28,861
Total income		235,831

Expenses
Management fee	$ 53,605
Transfer agent fees	28,624
Accounting and security lending fees	4,130
Custodian fees and expenses	13,249
Independent trustees' compensation	46
Depreciation in deferred trustee compensation account	(57)
Registration fees	13,822
Audit	19,172
Legal	110
Miscellaneous	2,395
Total expenses before reductions	135,096
Expense reductions	(24,614)	110,482
Net investment income (loss)		125,349
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,789,899)
Foreign currency transactions	400
Total net realized gain (loss)		(2,789,499)
Change in net unrealized appreciation (depreciation) on: Investment securities	(847,031)
Assets and liabilities in foreign currencies	(504)
Total change in net unrealized appreciation (depreciation)		(847,535)
Net gain (loss)		(3,637,034)
Net increase (decrease) in net assets resulting from operations		$ (3,511,685)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Automotive Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 125,349	$ 180,709
Net realized gain (loss)	(2,789,499)	(2,457,985)
Change in net unrealized appreciation (depreciation)	(847,535)	(8,070,240)
Net increase (decrease) in net assets resulting from operations	(3,511,685)	(10,347,516)
Distributions to shareholders from net investment income	-	(127,140)
Distributions to shareholders from net realized gain	-	(1,085,579)
Total distributions	-	(1,212,719)
Share transactions Proceeds from sales of shares	6,805,012	94,968,201
Reinvestment of distributions	-	1,178,198
Cost of shares redeemed	(12,452,741)	(106,496,383)
Net increase (decrease) in net assets resulting from share transactions	(5,647,729)	(10,349,984)
Redemption fees	1,145	25,460
Total increase (decrease) in net assets	(9,158,269)	(21,884,759)

Net Assets
Beginning of period	25,822,784	47,707,543
End of period (including undistributed net investment income of $125,113 and undistributed net investment income of $53,329, respectively)	$ 16,664,515	$ 25,822,784
Other Information Shares
Sold	213,542	2,141,928
Issued in reinvestment of distributions	-	31,562
Redeemed	(380,533)	(2,604,749)
Net increase (decrease)	(166,991)	(431,259)

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 I

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 34.23	$ 40.24	$ 34.35	$ 34.10	$ 32.36	$ 21.27
Income from Investment Operations
Net investment income (loss) E	.22	.18	.06	.06	(.11)	(.22)
Net realized and unrealized gain (loss)	(6.08)	(4.98)	5.85	.21	1.81	11.29
Total from investment operations	(5.86)	(4.80)	5.91	.27	1.70	11.07
Distributions from net investment income	-	(.13)	(.06)	(.07)	-	-
Distributions from net realized gain	-	(1.11)	-	-	-	-
Total distributions	-	(1.24)	(.06)	(.07)	-	-
Redemption fees added to paid in capital E	- J	.03	.04	.05	.04	.02
Net asset value, end of period	$ 28.37	$ 34.23	$ 40.24	$ 34.35	$ 34.10	$ 32.36
Total Return B,C, D	(17.12)%	(12.11)%	17.33%	.94%	5.38%	52.14%
Ratios to Average Net Assets F, H
Expenses before reductions	1.41% A	1.19%	1.58%	1.59%	1.64%	1.78%
Expenses net of fee waivers, if any	1.15%A	1.15%	1.22%	1.25%	1.58%	1.78%
Expenses net of all reductions	1.15%A	1.15%	1.21%	1.19%	1.56%	1.77%
Net investment income (loss)	1.31%A	.44%	.16%	.17%	(.34)%	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,665	$ 25,823	$ 47,708	$ 15,361	$ 16,954	$ 21,438
Portfolio turnover rate G	110%A	258%	256%	206%	188%	125%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Construction and Housing Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Lowe's Companies, Inc.	16.3	15.7
Home Depot, Inc.	14.8	14.7
Vulcan Materials Co.	4.4	3.8
URS Corp.	4.1	2.1
Fluor Corp.	4.0	2.8
Pulte Homes, Inc.	3.7	2.8
Apartment Investment & Management Co. Class A	2.9	2.4
Toll Brothers, Inc.	2.9	1.6
Equity Residential (SBI)	2.8	2.9
KBR, Inc.	2.7	3.6
	58.6
Top Industries (% of fund's net assets)
As of August 31, 2008
Specialty Retail	32.4%
Construction & Engineering	22.3%
Household Durables	13.6%
Real Estate Investment Trusts	13.4%
Real Estate Management & Development	5.5%
All Others*	12.8%

As of February 29, 2008
Specialty Retail	31.9%
Construction & Engineering	18.8%
Household Durables	17.9%
Real Estate Investment Trusts	14.9%
Real Estate Management & Development	7.1%
All Others*	9.4%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Construction and Housing Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
BUILDING PRODUCTS - 4.8%
Building Products - 4.8%
Masco Corp.	106,100	$ 2,022,266
NCI Building Systems, Inc. (a)(d)	17,000	650,760
Owens Corning (a)(d)	56,200	1,359,478
		4,032,504
COMMERCIAL SERVICES & SUPPLIES - 0.6%
Environmental & Facility Services - 0.6%
EnergySolutions, Inc.	27,200	502,384
CONSTRUCTION & ENGINEERING - 22.3%
Construction & Engineering - 22.3%
Chicago Bridge & Iron Co. NV (NY Shares)	24,900	797,298
EMCOR Group, Inc. (a)	41,600	1,417,312
Fluor Corp. (d)	42,200	3,381,486
Foster Wheeler Ltd. (a)	43,600	2,166,484
Granite Construction, Inc.	36,000	1,320,480
Jacobs Engineering Group, Inc. (a)(d)	26,300	1,941,466
KBR, Inc.	92,300	2,265,965
MasTec, Inc. (a)	5,000	70,600
Perini Corp. (a)	4,000	106,840
Quanta Services, Inc. (a)(d)	31,775	1,014,894
Shaw Group, Inc. (a)	17,300	857,042
URS Corp. (a)	72,571	3,480,505
		18,820,372
CONSTRUCTION MATERIALS - 5.0%
Construction Materials - 5.0%
Martin Marietta Materials, Inc.	2,500	282,250
Texas Industries, Inc.	4,500	237,015
Vulcan Materials Co. (d)	49,100	3,674,644
		4,193,909
HOUSEHOLD DURABLES - 13.6%
Homebuilding - 13.6%
Centex Corp.	113,500	1,840,970
D.R. Horton, Inc. (d)	102,766	1,280,464
KB Home	32,100	667,680
Lennar Corp. Class A (d)	63,500	835,025
Meritage Homes Corp. (a)	26,900	629,998
Pulte Homes, Inc.	219,200	3,180,592
Ryland Group, Inc. (d)	29,300	679,174
Toll Brothers, Inc. (a)(d)	97,500	2,425,800
		11,539,703
REAL ESTATE INVESTMENT TRUSTS - 13.4%
Office REITs - 0.2%
Corporate Office Properties Trust (SBI)	3,000	117,300
Residential REITs - 12.2%
Apartment Investment & Management Co. Class A	68,956	2,443,801

	Shares	Value
AvalonBay Communities, Inc.	4,700	$ 470,000
BRE Properties, Inc.	5,200	250,796
Camden Property Trust (SBI) (d)	38,500	1,879,185
Equity Residential (SBI)	56,700	2,392,740
Home Properties, Inc. (d)	30,000	1,582,500
UDR, Inc.	52,896	1,310,763
		10,329,785
Retail REITs - 1.0%
Developers Diversified Realty Corp.	5,500	184,305
General Growth Properties, Inc.	26,000	674,180
		858,485
TOTAL REAL ESTATE INVESTMENT TRUSTS		11,305,570
REAL ESTATE MANAGEMENT & DEVELOPMENT - 5.5%
Real Estate Management & Development - 5.5%
CB Richard Ellis Group, Inc. Class A (a)(d)	106,400	1,390,648
China Overseas Land & Investment Ltd.	188,000	315,558
Companhia Brasileira de Desenvolvimento Imobiliario Turistico (a)	1,100	454,847
Iguatemi Empresa de Shopping Centers SA	31,500	369,690
Jones Lang LaSalle, Inc. (d)	10,100	502,980
The St. Joe Co. (d)	42,900	1,598,883
		4,632,606
SPECIALTY RETAIL - 32.4%
Home Improvement Retail - 32.4%
Home Depot, Inc. (d)	461,200	12,507,744
Lowe's Companies, Inc.	559,500	13,786,079
Sherwin-Williams Co. (d)	19,300	1,130,015
		27,423,838
TOTAL COMMON STOCKS (Cost $85,664,183)		82,450,886
Money Market Funds - 28.8%

Fidelity Cash Central Fund, 2.31% (b)	1,774,233	1,774,233
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	22,590,850	22,590,850
TOTAL MONEY MARKET FUNDS (Cost $24,365,083)		24,365,083
TOTAL INVESTMENT PORTFOLIO - 126.4% (Cost $110,029,266)		106,815,969
NET OTHER ASSETS - (26.4)%		(22,300,316)
NET ASSETS - 100%		$ 84,515,653
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 19,060
Fidelity Securities Lending Cash Central Fund	114,389
Total	$ 133,449
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	106,815,969	106,815,969	-	-

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Construction and Housing Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,893,237) - See accompanying schedule: Unaffiliated issuers (cost $85,664,183)	$ 82,450,886
Fidelity Central Funds (cost $24,365,083)	24,365,083
Total Investments (cost $110,029,266)		$ 106,815,969
Receivable for investments sold		197,306
Receivable for fund shares sold		1,381,793
Dividends receivable		180,108
Distributions receivable from Fidelity Central Funds		37,350
Prepaid expenses		784
Other receivables		818
Total assets		108,614,128

Liabilities
Payable to custodian bank	$ 139,250
Payable for investments purchased	1,167,991
Payable for fund shares redeemed	119,488
Accrued management fee	36,946
Other affiliated payables	21,226
Other payables and accrued expenses	22,724
Collateral on securities loaned, at value	22,590,850
Total liabilities		24,098,475

Net Assets		$ 84,515,653
Net Assets consist of:
Paid in capital		$ 92,177,422
Undistributed net investment income		379,022
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,827,494)
Net unrealized appreciation (depreciation) on investments		(3,213,297)
Net Assets, for 2,601,485 shares outstanding		$ 84,515,653
Net Asset Value, offering price and redemption price per share ($84,515,653 ÷ 2,601,485 shares)		$ 32.49

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 688,762
Interest		3,489
Income from Fidelity Central Funds (including $114,389 from security lending)		133,449
Total income		825,700

Expenses
Management fee	$ 237,128
Transfer agent fees	130,208
Accounting and security lending fees	18,465
Custodian fees and expenses	11,872
Independent trustees' compensation	186
Registration fees	19,280
Audit	16,151
Legal	210
Miscellaneous	9,930
Total expenses before reductions	443,430
Expense reductions	(4,005)	439,425
Net investment income (loss)		386,275
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,715,240)
Foreign currency transactions	(12,441)
Total net realized gain (loss)		(3,727,681)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,469,334
Assets and liabilities in foreign currencies	685
Total change in net unrealized appreciation (depreciation)		2,470,019
Net gain (loss)		(1,257,662)
Net increase (decrease) in net assets resulting from operations		$ (871,387)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 386,275	$ 662,118
Net realized gain (loss)	(3,727,681)	14,432,707
Change in net unrealized appreciation (depreciation)	2,470,019	(35,263,126)
Net increase (decrease) in net assets resulting from operations	(871,387)	(20,168,301)
Distributions to shareholders from net investment income	(132,455)	(364,617)
Distributions to shareholders from net realized gain	(2,251,733)	(9,440,593)
Total distributions	(2,384,188)	(9,805,210)
Share transactions Proceeds from sales of shares	40,533,475	41,496,610
Reinvestment of distributions	2,272,705	9,445,864
Cost of shares redeemed	(39,724,369)	(100,279,148)
Net increase (decrease) in net assets resulting from share transactions	3,081,811	(49,336,674)
Redemption fees	4,233	14,707
Total increase (decrease) in net assets	(169,531)	(79,295,478)

Net Assets
Beginning of period	84,685,184	163,980,662
End of period (including undistributed net investment income of $379,022 and undistributed net investment income of $401,942, respectively)	$ 84,515,653	$ 84,685,184
Other Information Shares
Sold	1,205,147	1,081,943
Issued in reinvestment of distributions	68,290	272,523
Redeemed	(1,223,782)	(2,368,762)
Net increase (decrease)	49,655	(1,014,296)

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007

2006

2005

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 33.19	$ 45.98	$ 49.42	$ 45.82	$ 36.04	$ 22.55
Income from Investment Operations
Net investment income (loss) E	.15	.26	.19	- K	.02	(.05) H
Net realized and unrealized gain (loss)	.05	(8.49)	2.28	3.99	10.78	13.52
Total from investment operations	.20	(8.23)	2.47	3.99	10.80	13.47
Distributions from net investment income	(.05)	(.16)	(.05)	(.01)	-	-
Distributions from net realized gain	(.85)	(4.41)	(5.87)	(.42)	(1.06)	-
Total distributions	(.90)	(4.57)	(5.92)	(.43)	(1.06)	-
Redemption fees added to paid in capital E	- K	.01	.01	.04	.04	.02
Net asset value, end of period	$ 32.49	$ 33.19	$ 45.98	$ 49.42	$ 45.82	$ 36.04
Total Return B, C, D	.54%	(18.11)%	5.41%	8.98%	30.28%	59.82%
Ratios to Average Net Assets F, I
Expenses before reductions	1.04% A	.98%	1.02%	1.05%	1.09%	1.37%
Expenses net of fee waivers, if any	1.04% A	.98%	1.02%	1.05%	1.09%	1.37%
Expenses net of all reductions	1.03% A	.97%	1.02%	1.01%	1.08%	1.35%
Net investment income (loss)	.91% A	.63%	.41%	-%	.04%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,516	$ 84,685	$ 163,981	$ 244,403	$ 239,205	$ 97,338
Portfolio turnover rate G	82% A	102%	54%	154%	119%	71%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Consumer Discretionary Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Target Corp.	6.8	6.1
Time Warner, Inc.	6.6	5.9
McDonald's Corp.	6.1	5.4
Lowe's Companies, Inc.	4.9	4.1
Comcast Corp. Class A	4.4	3.5
The Walt Disney Co.	3.6	3.4
Staples, Inc.	2.9	3.0
Johnson Controls, Inc.	2.5	2.7
PetSmart, Inc.	2.5	2.0
Amazon.com, Inc.	2.3	1.4
	42.6
Top Industries (% of fund's net assets)
As of August 31, 2008
Media	29.1%
Specialty Retail	23.5%
Hotels, Restaurants & Leisure	14.1%
Multiline Retail	7.7%
Textiles, Apparel & Luxury Goods	6.0%
All Others*	19.6%

As of February 29, 2008
Media	29.5%
Specialty Retail	23.0%
Hotels, Restaurants & Leisure	15.8%
Multiline Retail	8.0%
Food & Staples Retailing	4.8%
All Others*	18.9%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Consumer Discretionary Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
AUTO COMPONENTS - 3.2%
Auto Parts & Equipment - 3.2%
Gentex Corp.	11,300	$ 180,009
Johnson Controls, Inc.	21,600	667,872
		847,881
AUTOMOBILES - 0.4%
Automobile Manufacturers - 0.4%
Toyota Motor Corp. sponsored ADR	1,200	107,508
DISTRIBUTORS - 1.0%
Distributors - 1.0%
Li & Fung Ltd.	86,000	265,010
DIVERSIFIED CONSUMER SERVICES - 2.8%
Education Services - 2.8%
Apollo Group, Inc. Class A (non-vtg.) (a)	8,100	515,808
Princeton Review, Inc. (a)	7,114	55,205
Strayer Education, Inc.	800	167,872
		738,885
FOOD & STAPLES RETAILING - 3.5%
Drug Retail - 1.4%
CVS Caremark Corp.	10,500	384,300
Food Retail - 1.1%
Susser Holdings Corp. (a)	15,083	282,203
Hypermarkets & Super Centers - 1.0%
Costco Wholesale Corp.	3,800	254,828
TOTAL FOOD & STAPLES RETAILING		921,331
HOTELS, RESTAURANTS & LEISURE - 14.1%
Casinos & Gaming - 4.3%
Bally Technologies, Inc. (a)	1,200	41,076
International Game Technology	19,500	417,885
Las Vegas Sands Corp. (a)	8,000	379,280
Penn National Gaming, Inc. (a)	5,000	169,100
Wynn Resorts Ltd.	1,400	133,588
		1,140,929
Hotels, Resorts & Cruise Lines - 1.2%
Carnival Corp. unit	8,400	311,304
Leisure Facilities - 0.4%
Life Time Fitness, Inc. (a)(d)	2,900	102,515
Restaurants - 8.2%
Burger King Holdings, Inc.	4,300	106,726
Darden Restaurants, Inc.	6,900	202,101
McDonald's Corp.	26,100	1,619,505
Sonic Corp. (a)(d)	16,200	234,738
		2,163,070
TOTAL HOTELS, RESTAURANTS & LEISURE		3,717,818

	Shares	Value
HOUSEHOLD DURABLES - 1.5%
Homebuilding - 0.8%
Centex Corp.	2,400	$ 38,928
Lennar Corp. Class A	2,200	28,930
Pulte Homes, Inc.	10,000	145,100
		212,958
Household Appliances - 0.7%
Whirlpool Corp.	2,200	178,992
TOTAL HOUSEHOLD DURABLES		391,950
INTERNET & CATALOG RETAIL - 3.6%
Catalog Retail - 0.9%
Liberty Media Corp. - Interactive Series A (a)	16,800	228,312
Internet Retail - 2.7%
Amazon.com, Inc. (a)(d)	7,600	614,156
Blue Nile, Inc. (a)(d)	2,600	108,238
		722,394
TOTAL INTERNET & CATALOG RETAIL		950,706
INTERNET SOFTWARE & SERVICES - 1.8%
Internet Software & Services - 1.8%
Art Technology Group, Inc. (a)	6,800	27,880
eBay, Inc. (a)	4,800	119,664
Google, Inc. Class A (sub. vtg.) (a)	678	314,111
		461,655
LEISURE EQUIPMENT & PRODUCTS - 0.8%
Leisure Products - 0.8%
Hasbro, Inc.	5,500	205,700
MEDIA - 29.1%
Advertising - 2.7%
Lamar Advertising Co. Class A (a)(d)	4,500	167,175
Omnicom Group, Inc.	12,700	538,353
		705,528
Broadcasting - 8.4%
Comcast Corp. Class A	54,650	1,157,487
Grupo Televisa SA de CV (CPO) sponsored ADR	16,200	375,516
The DIRECTV Group, Inc. (a)	18,400	519,064
Time Warner Cable, Inc. (a)	4,000	107,000
Virgin Media, Inc.	5,500	62,700
		2,221,767
Cable & Satellite - 1.3%
Liberty Media Corp. - Entertainment Class A (a)	12,000	333,480
Movies & Entertainment - 14.6%
Cinemark Holdings, Inc.	4,300	63,167
Live Nation, Inc. (a)(d)	5,966	95,754
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Movies & Entertainment - continued
News Corp.:
Class A	32,000	$ 453,120
Class B	3,200	45,952
Regal Entertainment Group Class A	30,060	503,806
The Walt Disney Co. (d)	29,700	960,795
Time Warner, Inc.	105,500	1,727,035
		3,849,629
Publishing - 2.1%
McGraw-Hill Companies, Inc.	13,000	556,920
TOTAL MEDIA		7,667,324
MULTILINE RETAIL - 7.7%
Department Stores - 0.9%
Nordstrom, Inc. (d)	7,400	230,140
General Merchandise Stores - 6.8%
Target Corp.	34,100	1,807,982
TOTAL MULTILINE RETAIL		2,038,122
SPECIALTY RETAIL - 23.5%
Apparel Retail - 5.6%
Abercrombie & Fitch Co. Class A	5,500	288,475
Citi Trends, Inc. (a)	7,600	156,712
Ross Stores, Inc.	6,400	257,344
The Buckle, Inc.	1,700	88,281
TJX Companies, Inc. (d)	12,000	434,880
Urban Outfitters, Inc. (a)(d)	4,600	163,852
Zumiez, Inc. (a)	6,200	89,342
		1,478,886
Automotive Retail - 2.3%
Advance Auto Parts, Inc.	6,600	284,064
AutoZone, Inc. (a)	2,300	315,629
		599,693
Computer & Electronics Retail - 0.2%
Gamestop Corp. Class A (a)	1,500	65,805
Home Improvement Retail - 7.9%
Home Depot, Inc. (d)	18,350	497,652
Lowe's Companies, Inc.	52,600	1,296,064
Sherwin-Williams Co. (d)	4,800	281,040
		2,074,756
Homefurnishing Retail - 1.0%
Williams-Sonoma, Inc. (d)	14,800	261,812
Specialty Stores - 6.5%
Jo-Ann Stores, Inc. (a)	5,495	137,210

	Shares	Value
PetSmart, Inc.	24,200	$ 652,674
Staples, Inc.	32,050	775,610
Tiffany & Co., Inc. (d)	3,600	159,012
		1,724,506
TOTAL SPECIALTY RETAIL		6,205,458
TEXTILES, APPAREL & LUXURY GOODS - 6.0%
Apparel, Accessories & Luxury Goods - 3.7%
Coach, Inc. (a)	11,100	321,789
G-III Apparel Group Ltd. (a)	8,359	154,725
Hanesbrands, Inc. (a)	6,900	164,496
Polo Ralph Lauren Corp. Class A	1,700	128,996
VF Corp.	2,600	206,050
		976,056
Footwear - 2.3%
Iconix Brand Group, Inc. (a)(d)	33,800	437,034
NIKE, Inc. Class B	2,900	175,769
		612,803
TOTAL TEXTILES, APPAREL & LUXURY GOODS		1,588,859
TOTAL COMMON STOCKS (Cost $27,124,791)		26,108,207
Money Market Funds - 14.2%

Fidelity Cash Central Fund, 2.31% (b)	269,528	269,528
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	3,462,275	3,462,275
TOTAL MONEY MARKET FUNDS (Cost $3,731,803)		3,731,803
TOTAL INVESTMENT PORTFOLIO - 113.2% (Cost $30,856,594)		29,840,010
NET OTHER ASSETS - (13.2)%		(3,481,697)
NET ASSETS - 100%		$ 26,358,313
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,082
Fidelity Securities Lending Cash Central Fund	17,139
Total	$ 20,221
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	29,840,010	29,840,010	-	-
Income Tax Information
The Fund intends to elect to defer to its fiscal year ending February 28, 2009 approximately $405,712 of losses recognized during the period November 1, 2007 to February 29, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Consumer Discretionary Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,345,577) - See accompanying schedule: Unaffiliated issuers (cost $27,124,791)	$ 26,108,207
Fidelity Central Funds (cost $3,731,803)	3,731,803
Total Investments (cost $30,856,594)		$ 29,840,010
Foreign currency held at value (cost $1)		1
Receivable for investments sold		106,531
Receivable for fund shares sold		46,853
Dividends receivable		34,511
Distributions receivable from Fidelity Central Funds		4,480
Prepaid expenses		26
Total assets		30,032,412

Liabilities
Payable to custodian bank	$ 25,867
Payable for investments purchased	91,217
Payable for fund shares redeemed	55,823
Accrued management fee	14,828
Other affiliated payables	6,252
Other payables and accrued expenses	17,837
Collateral on securities loaned, at value	3,462,275
Total liabilities		3,674,099

Net Assets		$ 26,358,313
Net Assets consist of:
Paid in capital		$ 29,084,778
Undistributed net investment income		55,612
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,765,660)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(1,016,417)
Net Assets, for 1,362,096 shares outstanding		$ 26,358,313
Net Asset Value, offering price and redemption price per share ($26,358,313 ÷ 1,362,096 shares)		$ 19.35

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 172,480
Interest		1,219
Income from Fidelity Central Funds (including $17,139 from security lending)		20,221
Total income		193,920

Expenses
Management fee	$ 67,104
Transfer agent fees	35,658
Accounting and security lending fees	5,094
Custodian fees and expenses	3,787
Independent trustees' compensation	52
Registration fees	11,059
Audit	16,065
Legal	69
Miscellaneous	4,435
Total expenses before reductions	143,323
Expense reductions	(5,016)	138,307
Net investment income (loss)		55,613
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,270,426)
Foreign currency transactions	(86)
Total net realized gain (loss)		(1,270,512)
Change in net unrealized appreciation (depreciation) on: Investment securities	627,310
Assets and liabilities in foreign currencies	(73)
Total change in net unrealized appreciation (depreciation)		627,237
Net gain (loss)		(643,275)
Net increase (decrease) in net assets resulting from operations		$ (587,662)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 55,613	$ 11,090
Net realized gain (loss)	(1,270,512)	2,705,370
Change in net unrealized appreciation (depreciation)	627,237	(7,480,695)
Net increase (decrease) in net assets resulting from operations	(587,662)	(4,764,235)
Distributions to shareholders from net investment income	-	(92,720)
Distributions to shareholders from net realized gain	(12,281)	(4,074,749)
Total distributions	(12,281)	(4,167,469)
Share transactions Proceeds from sales of shares	8,883,183	17,128,934
Reinvestment of distributions	12,030	4,040,997
Cost of shares redeemed	(6,236,014)	(28,195,911)
Net increase (decrease) in net assets resulting from share transactions	2,659,199	(7,025,980)
Redemption fees	1,651	5,785
Total increase (decrease) in net assets	2,060,907	(15,951,899)

Net Assets
Beginning of period	24,297,406	40,249,305
End of period (including undistributed net investment income of $55,612 and undistributed net investment income of $1,957, respectively)	$ 26,358,313	$ 24,297,406
Other Information Shares
Sold	455,616	690,579
Issued in reinvestment of distributions	624	171,597
Redeemed	(327,721)	(1,127,796)
Net increase (decrease)	128,519	(265,620)

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007

2006

2005

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 19.70	$ 26.85	$ 25.74	$ 24.23	$ 24.21	$ 18.39
Income from Investment Operations
Net investment income (loss) E	.04	.01	.11 H	(.03)	(.07)	(.09)
Net realized and unrealized gain (loss)	(.38)	(3.95)	3.15	1.80	1.05	6.28
Total from investment operations	(.34)	(3.94)	3.26	1.77	.98	6.19
Distributions from net investment income	-	(.06)	-	-	-	-
Distributions from net realized gain	(.01)	(3.15)	(2.16)	(.26)	(.97)	(.38)
Total distributions	(.01)	(3.21)	(2.16)	(.26)	(.97)	(.38)
Redemption fees added to paid in capital E	- K	-K	.01	-K	.01	.01
Net asset value, end of period	$ 19.35	$ 19.70	$ 26.85	$ 25.74	$ 24.23	$ 24.21
Total Return B, C, D	(1.73)%	(16.15)%	12.99%	7.31%	4.18%	33.82%
Ratios to Average Net Assets F, I
Expenses before reductions	1.19% A	1.12%	1.14%	1.15%	1.23%	1.59%
Expenses net of fee waivers, if any	1.15% A	1.12%	1.14%	1.15%	1.22%	1.59%
Expenses net of all reductions	1.15% A	1.12%	1.13%	1.13%	1.19%	1.54%
Net investment income (loss)	.46% A	.03%	.43% H	(.11)%	(.31)%	(.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,358	$ 24,297	$ 40,249	$ 49,682	$ 39,748	$ 35,573
Portfolio turnover rate G	54% A	108%	244%	71%	112%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.12 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.03)%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year endedFebruary 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

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Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
McDonald's Corp.	24.3	18.4
Yum! Brands, Inc.	7.4	6.2
Carnival Corp. unit	4.7	6.0
Penn National Gaming, Inc.	3.8	1.1
Apollo Group, Inc. Class A (non-vtg.)	3.5	4.6
H&R Block, Inc.	3.4	1.6
Sysco Corp.	2.9	1.0
Hasbro, Inc.	2.9	0.0
Starwood Hotels & Resorts Worldwide, Inc.	2.8	5.9
Marriott International, Inc. Class A	2.8	1.2
	58.5
Top Industries (% of fund's net assets)
As of August 31, 2008
Hotels, Restaurants & Leisure	74.5%
Diversified Consumer Services	14.7%
Leisure Equipment & Products	3.5%
Food & Staples Retailing	2.9%
Automobiles	1.0%
All Others*	3.4%

As of February 29, 2008
Hotels, Restaurants & Leisure	72.9%
Diversified Consumer Services	12.9%
Leisure Equipment & Products	6.1%
Media	2.7%
Software	1.9%
All Others*	3.5%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

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Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
AUTOMOBILES - 1.0%
Motorcycle Manufacturers - 1.0%
Harley-Davidson, Inc. (d)	46,100	$ 1,833,858
BEVERAGES - 0.5%
Distillers & Vintners - 0.5%
Diageo PLC sponsored ADR	6,500	483,600
Pernod Ricard SA	4,500	422,482
		906,082
DIVERSIFIED CONSUMER SERVICES - 14.7%
Education Services - 8.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	101,200	6,444,416
Capella Education Co. (a)	11,300	561,723
Career Education Corp. (a)	69,200	1,297,500
Corinthian Colleges, Inc. (a)(d)	22,600	299,902
DeVry, Inc.	46,000	2,372,680
ITT Educational Services, Inc. (a)	28,000	2,489,480
Strayer Education, Inc.	10,100	2,119,384
Universal Technical Institute, Inc. (a)	1,600	27,456
		15,612,541
Specialized Consumer Services - 6.3%
H&R Block, Inc.	248,300	6,341,582
Jackson Hewitt Tax Service, Inc.	5,000	85,850
Matthews International Corp. Class A	23,200	1,166,032
Regis Corp.	33,900	930,894
Sotheby's Class A (ltd. vtg.)	43,600	1,174,584
Steiner Leisure Ltd. (a)	11,500	407,100
Stewart Enterprises, Inc. Class A	68,500	641,160
Weight Watchers International, Inc.	23,200	918,720
		11,665,922
TOTAL DIVERSIFIED CONSUMER SERVICES		27,278,463
FOOD & STAPLES RETAILING - 2.9%
Food Distributors - 2.9%
Sysco Corp.	171,500	5,458,845
HOTELS, RESTAURANTS & LEISURE - 74.5%
Casinos & Gaming - 14.7%
Ameristar Casinos, Inc. (d)	52,700	871,658
Bally Technologies, Inc. (a)	88,600	3,032,778
Boyd Gaming Corp. (d)	39,900	486,381
International Game Technology	46,900	1,005,067
Las Vegas Sands Corp. (a)(d)	75,800	3,593,678
MGM Mirage, Inc. (a)(d)	8,247	290,212
Penn National Gaming, Inc. (a)	207,100	7,004,122
Pinnacle Entertainment, Inc. (a)(d)	2,600	28,834
Scientific Games Corp. Class A (a)(d)	54,400	1,637,984

	Shares	Value
WMS Industries, Inc. (a)	140,100	$ 4,707,360
Wynn Resorts Ltd. (d)	48,400	4,618,328
		27,276,402
Hotels, Resorts & Cruise Lines - 13.9%
Carnival Corp. unit	236,900	8,779,514
Choice Hotels International, Inc.	10,600	286,094
Gaylord Entertainment Co. (a)(d)	14,100	488,565
Marriott International, Inc. Class A	184,200	5,196,282
Morgans Hotel Group Co. (a)	20,600	352,260
Orient Express Hotels Ltd. Class A	56,000	2,010,400
Royal Caribbean Cruises Ltd.	32,000	869,760
Starwood Hotels & Resorts Worldwide, Inc.	145,700	5,281,625
Wyndham Worldwide Corp.	132,700	2,558,456
		25,822,956
Leisure Facilities - 1.3%
International Speedway Corp. Class A	9,100	360,997
Life Time Fitness, Inc. (a)(d)	24,800	876,680
Vail Resorts, Inc. (a)(d)	25,800	1,134,942
		2,372,619
Restaurants - 44.6%
Brinker International, Inc.	300	5,676
Buffalo Wild Wings, Inc. (a)(d)	45,100	1,627,208
Burger King Holdings, Inc.	178,100	4,420,442
Chipotle Mexican Grill, Inc. Class B (a)	25,100	1,633,257
Darden Restaurants, Inc.	136,900	4,009,801
Domino's Pizza, Inc. (a)	65,200	873,680
McDonald's Corp. (d)	727,700	45,153,785
P.F. Chang's China Bistro, Inc. (a)	1,100	28,578
Sonic Corp. (a)(d)	59,100	856,359
Starbucks Corp. (a)(d)	285,000	4,434,600
Tim Hortons, Inc.	146,900	4,621,474
Wendy's International, Inc.	62,500	1,516,875
Yum! Brands, Inc.	386,300	13,783,184
		82,964,919
TOTAL HOTELS, RESTAURANTS & LEISURE		138,436,896
LEISURE EQUIPMENT & PRODUCTS - 3.5%
Leisure Products - 3.5%
Brunswick Corp.	81,700	1,126,643
Hasbro, Inc. (d)	141,600	5,295,840
		6,422,483
SPECIALTY RETAIL - 0.5%
Specialty Stores - 0.5%
MarineMax, Inc. (a)(d)	110,800	877,536
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
Apparel, Accessories & Luxury Goods - 0.5%
The Swatch Group AG (Reg.)	19,886	897,507
TOTAL COMMON STOCKS (Cost $165,333,964)		182,111,670
Money Market Funds - 13.1%
	Shares	Value
Fidelity Cash Central Fund, 2.31% (b)	2,100,146	$ 2,100,146
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	22,267,725	22,267,725
TOTAL MONEY MARKET FUNDS (Cost $24,367,871)		24,367,871
TOTAL INVESTMENT PORTFOLIO - 111.2% (Cost $189,701,835)		206,479,541
NET OTHER ASSETS - (11.2)%		(20,738,677)
NET ASSETS - 100%		$ 185,740,864
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,182
Fidelity Securities Lending Cash Central Fund	161,132
Total	$ 182,314
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	206,479,541	206,479,541	-	-

See accompanying notes which are an integral part of the financial statements.

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Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,559,877) - See accompanying schedule: Unaffiliated issuers (cost $165,333,964)	$ 182,111,670
Fidelity Central Funds (cost $24,367,871)	24,367,871
Total Investments (cost $189,701,835)		$ 206,479,541
Receivable for investments sold		2,798,387
Receivable for fund shares sold		55,691
Dividends receivable		409,353
Distributions receivable from Fidelity Central Funds		54,573
Prepaid expenses		221
Total assets		209,797,766

Liabilities
Payable for investments purchased	$ 1,487,958
Payable for fund shares redeemed	144,892
Accrued management fee	86,154
Other affiliated payables	46,909
Other payables and accrued expenses	23,264
Collateral on securities loaned, at value	22,267,725
Total liabilities		24,056,902

Net Assets		$ 185,740,864
Net Assets consist of:
Paid in capital		$ 190,806,286
Undistributed net investment income		757,531
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(22,600,428)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,777,475
Net Assets, for 2,795,921 shares outstanding		$ 185,740,864
Net Asset Value, offering price and redemption price per share ($185,740,864 ÷ 2,795,921 shares)		$ 66.43

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 1,457,860
Interest		7,114
Income from Fidelity Central Funds (including $161,132 from security lending)		182,314
Total income		1,647,288

Expenses
Management fee	$ 539,913
Transfer agent fees	255,680
Accounting and security lending fees	41,268
Custodian fees and expenses	5,262
Independent trustees' compensation	345
Registration fees	13,767
Audit	16,308
Legal	536
Miscellaneous	17,551
Total expenses before reductions	890,630
Expense reductions	(2,291)	888,339
Net investment income (loss)		758,949
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(21,205,880)
Foreign currency transactions	3,505
Total net realized gain (loss)		(21,202,375)
Change in net unrealized appreciation (depreciation) on: Investment securities	13,545,898
Assets and liabilities in foreign currencies	(231)
Total change in net unrealized appreciation (depreciation)		13,545,667
Net gain (loss)		(7,656,708)
Net increase (decrease) in net assets resulting from operations		$ (6,897,759)

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 758,949	$ 2,117,253
Net realized gain (loss)	(21,202,375)	9,362,661
Change in net unrealized appreciation (depreciation)	13,545,667	(26,974,478)
Net increase (decrease) in net assets resulting from operations	(6,897,759)	(15,494,564)
Distributions to shareholders from net investment income	(206,759)	(1,643,447)
Distributions to shareholders from net realized gain	(827,037)	(15,189,403)
Total distributions	(1,033,796)	(16,832,850)
Share transactions Proceeds from sales of shares	12,413,651	58,157,500
Reinvestment of distributions	981,974	15,968,498
Cost of shares redeemed	(30,151,984)	(89,724,085)
Net increase (decrease) in net assets resulting from share transactions	(16,756,359)	(15,598,087)
Redemption fees	5,120	8,856
Total increase (decrease) in net assets	(24,682,794)	(47,916,645)

Net Assets
Beginning of period	210,423,658	258,340,303
End of period (including undistributed net investment income of $757,531 and undistributed net investment income of $542,997, respectively)	$ 185,740,864	$ 210,423,658
Other Information Shares
Sold	181,908	727,886
Issued in reinvestment of distributions	14,445	202,679
Redeemed	(448,765)	(1,127,342)
Net increase (decrease)	(252,412)	(196,777)

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007

2006

2005

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 69.03	$ 79.61	$ 80.64	$ 75.07	$ 74.40	$ 48.60
Income from Investment Operations
Net investment income (loss) E	.26	.69	.25 H	(.28)	(.20)	(.24)
Net realized and unrealized gain (loss)	(2.51)	(5.73)	10.52	8.83	5.55	26.03
Total from investment operations	(2.25)	(5.04)	10.77	8.55	5.35	25.79
Distributions from net investment income	(.07)	(.55)	(.12)	-	-	-
Distributions from net realized gain	(.28)	(4.99)	(11.69)	(2.98)	(4.70)	-
Total distributions	(.35)	(5.54)	(11.81)	(2.98)	(4.70)	-
Redemption fees added to paid in capital E	- K	-K	.01	-K	.02	.01
Net asset value, end of period	$ 66.43	$ 69.03	$ 79.61	$ 80.64	$ 75.07	$ 74.40
Total Return B, C, D	(3.27)%	(7.09)%	13.61%	11.67%	7.43%	53.09%
Ratios to Average Net Assets F, I
Expenses before reductions	.92% A	.91%	.96%	.99%	1.01%	1.15%
Expenses net of fee waivers, if any	.92% A	.91%	.96%	.99%	1.01%	1.15%
Expenses net of all reductions	.92% A	.91%	.94%	.94%	.96%	1.09%
Net investment income (loss)	.78% A	.86%	.31% H	(.37)%	(.28)%	(.38)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 185,741	$ 210,424	$ 258,340	$ 205,290	$ 206,406	$ 204,354
Portfolio turnover rate G	122% A	74%	179%	107%	117%	156%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .20%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

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Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Time Warner, Inc.	14.6	14.0
The Walt Disney Co.	11.9	10.7
Comcast Corp. Class A	8.8	7.7
News Corp. Class A	5.4	9.9
The DIRECTV Group, Inc.	4.9	4.6
Viacom, Inc. Class B (non-vtg.)	3.9	4.7
Comcast Corp. Class A (special) (non-vtg.)	3.7	1.9
Omnicom Group, Inc.	3.7	4.1
McGraw-Hill Companies, Inc.	3.6	1.5
Liberty Media Corp. - Entertainment Class A	3.5	0.0
	64.0
Top Industries (% of fund's net assets)
As of August 31, 2008
Media	82.3%
Internet Software & Services	2.5%
Software	1.3%
Communications Equipment	0.9%
Computers & Peripherals	0.7%
All Others*	12.3%

As of February 29, 2008
Media	86.0%
Internet Software & Services	3.0%
Hotels, Restaurants & Leisure	0.9%
Commercial Services & Supplies	0.4%
Communications Equipment	0.4%
All Others*	9.3%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

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Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.3%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Human Resource & Employment Services - 0.3%
Monster Worldwide, Inc. (a)	8,000	$ 156,320
COMMUNICATIONS EQUIPMENT - 0.9%
Communications Equipment - 0.9%
Juniper Networks, Inc. (a)	9,300	239,010
Research In Motion Ltd. (a)	1,700	206,720
		445,730
COMPUTERS & PERIPHERALS - 0.7%
Computer Hardware - 0.7%
Apple, Inc. (a)	2,000	339,060
INTERNET & CATALOG RETAIL - 0.3%
Catalog Retail - 0.3%
Liberty Media Corp. - Interactive Series A (a)	10,500	142,695
INTERNET SOFTWARE & SERVICES - 2.5%
Internet Software & Services - 2.5%
Akamai Technologies, Inc. (a)	100	2,290
Dice Holdings, Inc. (a)	34,100	303,149
Google, Inc. Class A (sub. vtg.) (a)	1,450	671,771
Omniture, Inc. (a)	6,900	122,958
Tencent Holdings Ltd.	13,000	111,601
		1,211,769
MEDIA - 82.3%
Advertising - 6.1%
Interpublic Group of Companies, Inc. (a)	90,500	850,700
Lamar Advertising Co. Class A (a)(d)	8,800	326,920
Omnicom Group, Inc.	41,600	1,763,424
		2,941,044
Broadcasting - 29.0%
Cablevision Systems Corp. - NY Group Class A	19,700	635,719
CBS Corp. Class B	8,200	132,676
Central European Media Enterprises Ltd. Class A (a)	3,200	249,312
Citadel Broadcasting Corp. (a)	8	8
Comcast Corp.:
Class A	199,250	4,220,115
Class A (special) (non-vtg.)	85,000	1,796,900
Discovery Holding Co. Class A (a)	23,700	479,451
DISH Network Corp. Class A (a)	24,400	688,324
Entercom Communications Corp. Class A	3,600	21,996
Grupo Televisa SA de CV (CPO) sponsored ADR	21,800	505,324
Liberty Global, Inc.:
Class A (a)(d)	19,475	685,131

	Shares	Value
Class C (a)	3,800	$ 126,236
RRSat Global Communications Network Ltd.	12,700	175,387
Scripps Networks Interactive, Inc. Class A	16,900	702,026
Sinclair Broadcast Group, Inc. Class A	35,800	253,822
Sirius XM Radio, Inc. (a)	1,460	1,942
The DIRECTV Group, Inc. (a)	83,600	2,358,356
Time Warner Cable, Inc. (a)	14,500	387,875
Virgin Media, Inc.	42,600	485,640
		13,906,240
Cable & Satellite - 3.8%
Liberty Media Corp.:
- Capital Series A (a)	8,400	136,500
- Entertainment Class A (a)	61,400	1,706,306
		1,842,806
Movies & Entertainment - 39.3%
Cinemark Holdings, Inc. (d)	20,100	295,269
Cinemax India Ltd.	56,743	125,916
DreamWorks Animation SKG, Inc. Class A (a)	13,700	436,756
Lions Gate Entertainment Corp. (a)	17,000	171,020
Live Nation, Inc. (a)	7,609	122,124
Marvel Entertainment, Inc. (a)	4,400	149,028
News Corp. Class A	182,582	2,585,361
Regal Entertainment Group Class A	20,300	340,228
The Walt Disney Co. (d)	176,500	5,709,775
Time Warner, Inc. (d)	429,500	7,030,913
Viacom, Inc. Class B (non-vtg.) (a)	64,100	1,889,668
		18,856,058
Publishing - 4.1%
E.W. Scripps Co. Class A	233	1,694
Gannett Co., Inc. (d)	6,000	106,740
McGraw-Hill Companies, Inc.	40,100	1,717,884
R.H. Donnelley Corp. (a)	200	750
The New York Times Co. Class A (d)	8,900	115,611
		1,942,679
TOTAL MEDIA		39,488,827
SOFTWARE - 1.3%
Home Entertainment Software - 1.1%
Activision Blizzard, Inc. (a)	7,200	236,304
Gameloft (a)	28,600	146,003
Ubisoft Entertainment SA (a)	1,400	131,295
		513,602
Systems Software - 0.2%
Macrovision Solutions Corp. (a)	5,800	90,016
TOTAL SOFTWARE		603,618
TOTAL COMMON STOCKS (Cost $39,809,902)		42,388,019
Money Market Funds - 30.9%
	Shares	Value
Fidelity Cash Central Fund, 2.31% (b)	5,469,460	$ 5,469,460
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	9,350,600	9,350,600
TOTAL MONEY MARKET FUNDS (Cost $14,820,060)		14,820,060
TOTAL INVESTMENT PORTFOLIO - 119.2% (Cost $54,629,962)		57,208,079
NET OTHER ASSETS - (19.2)%		(9,211,300)
NET ASSETS - 100%		$ 47,996,779
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,930
Fidelity Securities Lending Cash Central Fund	38,281
Total	$ 66,211
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	57,208,079	57,208,079	-	-

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Multimedia Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,100,590) - See accompanying schedule: Unaffiliated issuers (cost $39,809,902)	$ 42,388,019
Fidelity Central Funds (cost $14,820,060)	14,820,060
Total Investments (cost $54,629,962)		$ 57,208,079
Receivable for investments sold		144,610
Receivable for fund shares sold		20,568
Dividends receivable		48,908
Distributions receivable from Fidelity Central Funds		16,732
Prepaid expenses		65
Other receivables		33
Total assets		57,438,995

Liabilities
Payable for fund shares redeemed	39,008
Accrued management fee	21,500
Other affiliated payables	12,524
Other payables and accrued expenses	18,584
Collateral on securities loaned, at value	9,350,600
Total liabilities		9,442,216

Net Assets		$ 47,996,779
Net Assets consist of:
Paid in capital		$ 48,812,946
Undistributed net investment income		23,128
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,417,411)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,578,116
Net Assets, for 1,445,043 shares outstanding		$ 47,996,779
Net Asset Value, offering price and redemption price per share ($47,996,779 ÷ 1,445,043 shares)		$ 33.21

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 211,028
Interest		7,428
Income from Fidelity Central Funds (including $38,281 from security lending)		66,211
Total income		284,667

Expenses
Management fee	$ 140,239
Transfer agent fees	76,472
Accounting and security lending fees	10,933
Custodian fees and expenses	3,278
Independent trustees' compensation	114
Registration fees	10,929
Audit	16,981
Legal	163
Miscellaneous	5,718
Total expenses before reductions	264,827
Expense reductions	(80)	264,747
Net investment income (loss)		19,920
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,206,785)
Foreign currency transactions	(33)
Total net realized gain (loss)		(3,206,818)
Change in net unrealized appreciation (depreciation) on: Investment securities	981,901
Assets and liabilities in foreign currencies	(16)
Total change in net unrealized appreciation (depreciation)		981,885
Net gain (loss)		(2,224,933)
Net increase (decrease) in net assets resulting from operations		$ (2,205,013)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,920	$ 8,560
Net realized gain (loss)	(3,206,818)	7,111,365
Change in net unrealized appreciation (depreciation)	981,885	(17,201,284)
Net increase (decrease) in net assets resulting from operations	(2,205,013)	(10,081,359)
Distributions to shareholders from net realized gain	(1,247,080)	(9,951,014)
Share transactions Proceeds from sales of shares	12,733,340	36,431,773
Reinvestment of distributions	1,201,737	9,517,533
Cost of shares redeemed	(24,629,327)	(54,588,877)
Net increase (decrease) in net assets resulting from share transactions	(10,694,250)	(8,639,571)
Redemption fees	1,670	7,037
Total increase (decrease) in net assets	(14,144,673)	(28,664,907)

Net Assets
Beginning of period	62,141,452	90,806,359
End of period (including undistributed net investment income of $23,128 and undistributed net investment income of $8,513, respectively)	$ 47,996,779	$ 62,141,452
Other Information Shares
Sold	371,662	853,857
Issued in reinvestment of distributions	36,306	225,807
Redeemed	(723,118)	(1,238,899)
Net increase (decrease)	(315,150)	(159,235)

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 I

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 35.30	$ 47.31	$ 47.33	$ 43.55	$ 44.83	$ 32.10
Income from Investment Operations
Net investment income (loss) E	.01	.01	(.07)	(.12)	(.18)	(.31)
Net realized and unrealized gain (loss)	(1.24)	(5.79)	6.27	4.70	.19	16.49
Total from investment operations	(1.23)	(5.78)	6.20	4.58	.01	16.18
Distributions from net realized gain	(.86)	(6.23)	(6.23)	(.80)	(1.30)	(3.47)
Redemption fees added to paid in capital E	- J	-J	.01	-J	.01	.02
Net asset value, end of period	$ 33.21	$ 35.30	$ 47.31	$ 47.33	$ 43.55	$ 44.83
Total Return B, C, D	(3.48)%	(13.88)%	13.73%	10.48%	.01%	50.99%
Ratios to Average Net Assets F, H
Expenses before reductions	1.05% A	.99%	1.04%	1.07%	1.07%	1.17%
Expenses net of fee waivers, if any	1.05% A	.99%	1.04%	1.07%	1.07%	1.17%
Expenses net of all reductions	1.05% A	.98%	1.04%	1.04%	1.03%	1.09%
Net investment income (loss)	.08% A	.01%	(.16)%	(.27)%	(.42)%	(.75)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,997	$ 62,141	$ 90,806	$ 80,715	$ 125,615	$ 163,826
Portfolio turnover rate G	42% A	68%	179%	48%	88%	208%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Retailing Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Staples, Inc.	11.8	11.2
Home Depot, Inc.	6.7	7.4
Lowe's Companies, Inc.	6.4	3.5
CVS Caremark Corp.	5.4	2.4
Target Corp.	4.9	4.7
Blue Nile, Inc.	3.9	3.4
Amazon.com, Inc.	3.7	4.7
eBay, Inc.	3.4	1.5
Lumber Liquidators, Inc.	3.4	0.7
Kroger Co.	3.2	0.0
	52.8
Top Industries (% of fund's net assets)
As of August 31, 2008
Specialty Retail	57.3%
Food & Staples Retailing	13.5%
Multiline Retail	9.1%
Internet & Catalog Retail	9.1%
Internet Software & Services	3.4%
All Others*	7.6%

As of February 29, 2008
Specialty Retail	53.0%
Multiline Retail	12.2%
Internet & Catalog Retail	11.6%
Textiles, Apparel & Luxury Goods	9.3%
Food & Staples Retailing	4.9%
All Others*	9.0%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Retailing Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
DISTRIBUTORS - 2.9%
Distributors - 2.9%
Design Within Reach, Inc. (a)	148,400	$ 612,892
Genuine Parts Co.	26,600	1,128,372
		1,741,264
FOOD & STAPLES RETAILING - 13.5%
Drug Retail - 6.9%
CVS Caremark Corp.	87,700	3,209,820
Walgreen Co.	24,300	885,249
		4,095,069
Food Retail - 3.2%
Kroger Co.	68,600	1,894,732
Hypermarkets & Super Centers - 3.4%
Costco Wholesale Corp.	4,500	301,770
Wal-Mart Stores, Inc. (d)	29,100	1,718,937
		2,020,707
TOTAL FOOD & STAPLES RETAILING		8,010,508
INTERNET & CATALOG RETAIL - 9.1%
Catalog Retail - 0.6%
Gaiam, Inc. Class A (a)(d)	26,800	341,164
Internet Retail - 8.5%
Amazon.com, Inc. (a)	27,100	2,189,951
Blue Nile, Inc. (a)(d)	55,100	2,293,813
NutriSystem, Inc. (d)	4,700	93,389
Priceline.com, Inc. (a)	5,000	464,900
		5,042,053
TOTAL INTERNET & CATALOG RETAIL		5,383,217
INTERNET SOFTWARE & SERVICES - 3.4%
Internet Software & Services - 3.4%
eBay, Inc. (a)	81,500	2,031,795
MEDIA - 1.8%
Movies & Entertainment - 1.8%
Live Nation, Inc. (a)(d)	13,400	215,070
Regal Entertainment Group Class A (d)	52,200	874,872
		1,089,942
MULTILINE RETAIL - 9.1%
Department Stores - 2.7%
JCPenney Co., Inc.	25,700	1,001,529
Nordstrom, Inc.	20,000	622,000
		1,623,529
General Merchandise Stores - 6.4%
Dollar Tree, Inc. (a)	12,300	471,828

	Shares	Value
Family Dollar Stores, Inc.	17,700	$ 441,084
Target Corp.	54,600	2,894,892
		3,807,804
TOTAL MULTILINE RETAIL		5,431,333
SPECIALTY RETAIL - 57.3%
Apparel Retail - 12.6%
Abercrombie & Fitch Co. Class A	29,100	1,526,295
American Eagle Outfitters, Inc.	25,000	376,250
AnnTaylor Stores Corp. (a)	7,400	179,672
Charlotte Russe Holding, Inc. (a)	87,100	1,028,651
Chico's FAS, Inc. (a)	24,800	142,352
Guess?, Inc.	7,200	268,344
Gymboree Corp. (a)	6,800	266,900
J. Crew Group, Inc. (a)	12,300	324,843
Jos. A. Bank Clothiers, Inc. (a)(d)	2,100	54,579
Ross Stores, Inc.	16,700	671,507
Talbots, Inc. (d)	3,400	46,478
The Men's Wearhouse, Inc.	6,100	133,590
TJX Companies, Inc. (d)	36,400	1,319,136
Zumiez, Inc. (a)(d)	81,700	1,177,297
		7,515,894
Automotive Retail - 6.2%
Advance Auto Parts, Inc.	32,400	1,394,496
AutoZone, Inc. (a)	12,800	1,756,544
O'Reilly Automotive, Inc. (a)	17,242	502,087
		3,653,127
Computer & Electronics Retail - 2.0%
Best Buy Co., Inc. (d)	24,300	1,087,911
hhgregg, Inc. (a)	12,300	123,492
		1,211,403
Home Improvement Retail - 17.7%
Home Depot, Inc. (d)	146,700	3,978,504
Lowe's Companies, Inc.	155,600	3,833,984
Lumber Liquidators, Inc. (d)	154,500	1,994,595
Sherwin-Williams Co. (d)	11,800	690,890
		10,497,973
Homefurnishing Retail - 0.4%
Rent-A-Center, Inc. (a)	9,700	219,802
Specialty Stores - 18.4%
Build-A-Bear Workshop, Inc. (a)(d)	14,800	109,816
Dick's Sporting Goods, Inc. (a)(d)	9,200	210,588
Office Depot, Inc. (a)	38,100	268,224
OfficeMax, Inc.	104,400	1,277,856
PetSmart, Inc.	8,600	231,942
Staples, Inc.	291,094	7,044,474
Tiffany & Co., Inc. (d)	19,200	848,064
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Specialty Stores - continued
Tractor Supply Co. (a)	4,200	$ 179,004
Tsutsumi Jewelry Co. Ltd.	40,700	792,088
		10,962,056
TOTAL SPECIALTY RETAIL		34,060,255
TOTAL COMMON STOCKS (Cost $56,491,825)		57,748,314
Money Market Funds - 24.7%

Fidelity Cash Central Fund, 2.31% (b)	1,584,279	1,584,279
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	13,113,825	13,113,825
TOTAL MONEY MARKET FUNDS (Cost $14,698,104)		14,698,104
TOTAL INVESTMENT PORTFOLIO - 121.8% (Cost $71,189,929)		72,446,418
NET OTHER ASSETS - (21.8)%		(12,979,416)
NET ASSETS - 100%		$ 59,467,002
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,685
Fidelity Securities Lending Cash Central Fund	75,021
Total	$ 84,706
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	72,446,418	71,654,330	792,088	-
Income Tax Information
The Fund intends to elect to defer to its fiscal year ending February 28, 2009 approximately $2,272,922 of losses recognized during the period November 1, 2007 to February 29, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Retailing Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,699,163) - See accompanying schedule: Unaffiliated issuers (cost $56,491,825)	$ 57,748,314
Fidelity Central Funds (cost $14,698,104)	14,698,104
Total Investments (cost $71,189,929)		$ 72,446,418
Cash		362,120
Foreign currency held at value (cost $11,665)		11,665
Receivable for investments sold		1,638,398
Receivable for fund shares sold		1,156,952
Dividends receivable		24,704
Distributions receivable from Fidelity Central Funds		17,556
Prepaid expenses		51
Other receivables		375
Total assets		75,658,239

Liabilities
Payable for investments purchased	$ 2,795,484
Payable for fund shares redeemed	222,824
Accrued management fee	24,506
Other affiliated payables	13,175
Other payables and accrued expenses	21,423
Collateral on securities loaned, at value	13,113,825
Total liabilities		16,191,237

Net Assets		$ 59,467,002
Net Assets consist of:
Paid in capital		$ 64,199,268
Undistributed net investment income		199,868
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,188,539)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,256,405
Net Assets, for 1,532,864 shares outstanding		$ 59,467,002
Net Asset Value, offering price and redemption price per share ($59,467,002 ÷ 1,532,864 shares)		$ 38.79

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 377,139
Interest		3,199
Income from Fidelity Central Funds (including $75,021 from security lending)		84,706
Total income		465,044

Expenses
Management fee	$ 138,490
Transfer agent fees	73,259
Accounting and security lending fees	10,877
Custodian fees and expenses	10,460
Independent trustees' compensation	72
Registration fees	11,926
Audit	16,100
Legal	169
Miscellaneous	5,033
Total expenses before reductions	266,386
Expense reductions	(1,514)	264,872
Net investment income (loss)		200,172
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,268,945)
Foreign currency transactions	1,125
Total net realized gain (loss)		(1,267,820)
Change in net unrealized appreciation (depreciation) on: Investment securities	3,675,666
Assets and liabilities in foreign currencies	(84)
Total change in net unrealized appreciation (depreciation)		3,675,582
Net gain (loss)		2,407,762
Net increase (decrease) in net assets resulting from operations		$ 2,607,934

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 200,172	$ (16,370)
Net realized gain (loss)	(1,267,820)	6,106,972
Change in net unrealized appreciation (depreciation)	3,675,582	(19,430,381)
Net increase (decrease) in net assets resulting from operations	2,607,934	(13,339,779)
Distributions to shareholders from net investment income	-	(352,022)
Distributions to shareholders from net realized gain	-	(10,059,043)
Total distributions	-	(10,411,065)
Share transactions Proceeds from sales of shares	23,384,463	38,803,095
Reinvestment of distributions	-	9,647,189
Cost of shares redeemed	(14,566,266)	(60,520,827)
Net increase (decrease) in net assets resulting from share transactions	8,818,197	(12,070,543)
Redemption fees	2,821	16,684
Total increase (decrease) in net assets	11,428,952	(35,804,703)

Net Assets
Beginning of period	48,038,050	83,842,753
End of period (including undistributed net investment income of $199,868 and accumulated net investment loss of $304, respectively)	$ 59,467,002	$ 48,038,050
Other Information Shares
Sold	608,241	788,545
Issued in reinvestment of distributions	-	213,788
Redeemed	(389,038)	(1,213,769)
Net increase (decrease)	219,203	(211,436)

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007

2006

2005

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 36.57	$ 54.98	$ 50.78	$ 50.89	$ 47.39	$ 30.72
Income from Investment Operations
Net investment income (loss) E	.15	(.01)	.30 H	(.10)	(.01)	(.19)
Net realized and unrealized gain (loss)	2.07	(10.59)	7.46	6.24	4.00	16.83
Total from investment operations	2.22	(10.60)	7.76	6.14	3.99	16.64
Distributions from net investment income	-	(.22)	-	-	(.01)	-
Distributions from net realized gain	-	(7.60)	(3.58)	(6.29)	(.50)	-
Total distributions	-	(7.82)	(3.58)	(6.29)	(.51)	-
Redemption fees added to paid in capital E	- K	.01	.02	.04	.02	.03
Net asset value, end of period	$ 38.79	$ 36.57	$ 54.98	$ 50.78	$ 50.89	$ 47.39
Total Return B, C, D	6.07%	(21.43)%	15.79%	12.77%	8.47%	54.26%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07% A	1.02%	1.06%	1.06%	1.08%	1.31%
Expenses net of fee waivers, if any	1.07%A	1.02%	1.06%	1.06%	1.08%	1.31%
Expenses net of all reductions	1.06%A	1.02%	1.06%	1.04%	1.03%	1.28%
Net investment income (loss)	.80%A	(.02)%	.58% H	(.20)%	(.02)%	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,467	$ 48,038	$ 83,843	$ 67,009	$ 105,346	$ 87,086
Portfolio turnover rate G	512%A	260%	202%	114%	94%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividends which amounted to $.37 per share. Excluding these special dividends, the ratio of net investment income (loss) to average net assets would have been (.13)%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

Automotive Portfolio, Construction and Housing Portfolio, Consumer Discretionary Portfolio, Leisure Portfolio, Multimedia Portfolio, and Retailing Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of each Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Automotive Portfolio, independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, certain foreign taxes, deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Automotive Portfolio	$ 31,122,720	$ 56,641	$ (12,255,502)	$ (12,198,861)
Construction and Housing Portfolio	111,063,958	9,106,089	(13,354,078)	(4,247,989)
Consumer Discretionary Portfolio	31,013,802	1,993,182	(3,166,974)	(1,173,792)
Leisure Portfolio	191,143,112	33,277,659	(17,941,230)	15,336,429
Multimedia Portfolio	54,668,480	5,330,496	(2,790,897)	2,539,599
Retailing Portfolio	73,616,692	3,149,614	(4,319,888)	(1,170,274)

Trading (Redemption) Fees. Shares in the Funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Automotive Portfolio	10,537,238	15,792,880
Construction and Housing Portfolio	34,878,547	34,364,246
Consumer Discretionary Portfolio	9,246,987	6,526,522
Leisure Portfolio	116,747,240	134,499,897
Multimedia Portfolio	10,088,745	22,172,896
Retailing Portfolio	135,995,586	127,911,319

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Automotive Portfolio	.30%	.26%	.56%
Construction and Housing Portfolio	.30%	.26%	.56%
Consumer Discretionary Portfolio	.30%	.26%	.56%
Leisure Portfolio	.30%	.26%	.56%
Multimedia Portfolio	.30%	.26%	.56%
Retailing Portfolio	.30%	.26%	.56%

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Automotive Portfolio	.30%
Construction and Housing Portfolio	.31%
Consumer Discretionary Portfolio	.30%
Leisure Portfolio	.26%
Multimedia Portfolio	.30%
Retailing Portfolio	.29%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Automotive Portfolio	$ 1,874
Construction and Housing Portfolio	4,105
Consumer Discretionary Portfolio	991
Leisure Portfolio	1,186
Multimedia Portfolio	2,231
Retailing Portfolio	4,812

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follow

Amount
Automotive Portfolio	$ 14
Construction and Housing Portfolio	57
Consumer Discretionary Portfolio	16
Leisure Portfolio	129
Multimedia Portfolio	34
Retailing Portfolio	32

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Automotive Portfolio	1.15%	$ 24,568
Consumer Discretionary Portfolio	1.15%	4,868

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody expense reduction	Transfer Agent expense reduction

Automotive Portfolio	$ 46	$ -	$ -
Construction and Housing Portfolio	3,814	-	191
Consumer Discretionary Portfolio	66	-	82
Leisure Portfolio	2,150	-	141
Multimedia Portfolio	80	-	-
Retailing Portfolio	1,369	145	-

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid each fund the following amounts, which is recorded in each applicable Fund's accompanying Statement of Operations:

Automotive Portfolio	$ 8,884
Construction and Housing Portfolio	23,482
Consumer Discretionary Portfolio	8,028
Leisure Portfolio	48,020
Multimedia Portfolio	49,336
Retailing Portfolio	21,567

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 19, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	13,113,976,696.73	94.453
Withheld	770,153,401.43	5.547
TOTAL	13,884,130,098.16	100.000
Dennis J. Dirks
Affirmative	13,168,641,748.82	94.847
Withheld	715,488,349.34	5.153
TOTAL	13,884,130,098.16	100.000
Edward C. Johnson 3d
Affirmative	13,067,153,008.01	94.116
Withheld	816,977,090.15	5.884
TOTAL	13,884,130,098.16	100.000
Alan J. Lacy
Affirmative	13,157,857,950.99	94.769
Withheld	726,272,147.17	5.231
TOTAL	13,884,130,098.16	100.000
Ned C. Lautenbach
Affirmative	13,143,644,424.95	94.667
Withheld	740,485,673.21	5.333
TOTAL	13,884,130,098.16	100.000
Joseph Mauriello
Affirmative	13,154,116,065.58	94.742
Withheld	730,014,032.58	5.258
TOTAL	13,884,130,098.16	100.000
Cornelia M. Small
Affirmative	13,156,092,259.88	94.756
Withheld	728,037,838.28	5.244
TOTAL	13,884,130,098.16	100.000
William S. Stavropoulos
Affirmative	13,112,639,067.26	94.443
Withheld	771,491,030.90	5.557
TOTAL	13,884,130,098.16	100.000
David M. Thomas
Affirmative	13,162,301,260.43	94.801
Withheld	721,828,837.73	5.199
TOTAL	13,884,130,098.16	100.000
Michael E. Wiley
Affirmative	13,161,946,104.44	94.798
Withheld	722,183,993.72	5.202
TOTAL	13,884,130,098.16	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	9,888,405,498.50	71.221
Against	2,171,839,353.81	15.643
Abstain	699,607,061.81	5.039
Broker Non-Votes	1,124,278,184.04	8.097
TOTAL	13,884,130,098.16	100.000

A Denotes trust-wide proposal and voting results.

Semiannnual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Automotive

Select Construction and Housing

Select Consumer Discretionary

Select Leisure

Select Multimedia

Select Retailing

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to each fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

Semiannual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a third-party-sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Automotive Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Construction and Housing Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

Consumer Discretionary Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

Semiannual Report

Leisure Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark.

Multimedia Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Retailing Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Automotive Portfolio

Construction and Housing Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Consumer Discretionary Portfolio

Leisure Portfolio

Semiannual Report

Multimedia Portfolio

Retailing Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

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and Account Assistance 1-800-544-6666

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(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
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Automated line for quickest service

SELCON-USAN-1008
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Fidelity®
Select Portfolios®
Consumer Staples Sector

Select Consumer Staples Portfolio

Semiannual Report

August 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Consumer Staples	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Select Consumer Staples Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Class A
Actual	$ 1,000.00	$ 973.10	$ 5.77
Hypothetical A	$ 1,000.00	$ 1,019.36	$ 5.90
Class T
Actual	$ 1,000.00	$ 971.90	$ 7.21
Hypothetical A	$ 1,000.00	$ 1,017.90	$ 7.38
Class B
Actual	$ 1,000.00	$ 969.40	$ 9.68
Hypothetical A	$ 1,000.00	$ 1,015.38	$ 9.91
Class C
Actual	$ 1,000.00	$ 969.70	$ 9.38
Hypothetical A	$ 1,000.00	$ 1,015.68	$ 9.60
Consumer Staples
Actual	$ 1,000.00	$ 974.60	$ 4.38
Hypothetical A	$ 1,000.00	$ 1,020.77	$ 4.48
Institutional Class
Actual	$ 1,000.00	$ 974.70	$ 4.38
Hypothetical A	$ 1,000.00	$ 1,020.77	$ 4.48

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Annualized Expense Ratio
Class A	1.16%
Class T	1.45%
Class B	1.95%
Class C	1.89%
Consumer Staples	.88%
Institutional Class	.88%

Semiannual Report

Select Consumer Staples Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	16.4	15.5
The Coca-Cola Co.	9.7	9.7
PepsiCo, Inc.	8.4	7.8
CVS Caremark Corp.	5.5	5.9
Nestle SA sponsored ADR	4.5	5.0
British American Tobacco PLC sponsored ADR	3.9	3.6
Colgate-Palmolive Co.	3.8	3.4
Avon Products, Inc.	3.8	3.0
Wal-Mart Stores, Inc.	2.9	3.0
Walgreen Co.	2.8	2.5
	61.7
Top Industries (% of fund's net assets)
As of August 31, 2008
Beverages	32.1%
Household Products	23.6%
Food & Staples Retailing	15.0%
Food Products	14.6%
Tobacco	7.8%
All Others*	6.9%

As of February 29, 2008
Beverages	31.0%
Household Products	19.7%
Food & Staples Retailing	17.4%
Food Products	15.9%
Tobacco	9.5%
All Others*	6.5%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Consumer Staples Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
BEVERAGES - 32.1%
Brewers - 6.6%
Anadolu Efes Biracilik ve Malt Sanyii AS	195,759	$ 2,115,242
Carlsberg AS Series B	23,000	2,042,665
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	66,900	4,140,441
Heineken NV (Bearer) (d)	127,400	5,987,937
InBev SA	188,500	13,109,817
Molson Coors Brewing Co. Class B	326,780	15,571,067
SABMiller PLC	544,650	11,722,253
		54,689,422
Distillers & Vintners - 4.2%
Brown-Forman Corp. Class B (non-vtg.)	1,000	72,010
Constellation Brands, Inc. Class A (sub. vtg.) (a)	325,700	6,875,527
Diageo PLC sponsored ADR	167,700	12,476,880
Pernod Ricard SA	135,700	12,740,167
Remy Cointreau SA	38,700	2,044,890
		34,209,474
Soft Drinks - 21.3%
Coca-Cola Amatil Ltd.	283,396	2,080,297
Coca-Cola FEMSA SAB de CV sponsored ADR (d)	144,200	8,181,908
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	244,410	6,076,033
Coca-Cola Icecek AS	230,000	2,096,910
Cott Corp. (a)	535,000	1,017,656
Embotelladora Andina SA sponsored ADR	235,641	4,295,735
Fomento Economico Mexicano SA de CV sponsored ADR	45,900	2,038,878
PepsiCo, Inc. (d)	1,009,900	69,157,952
The Coca-Cola Co.	1,538,200	80,094,074
		175,039,443
TOTAL BEVERAGES		263,938,339
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Senomyx, Inc. (a)(d)	201,300	845,460
FOOD & STAPLES RETAILING - 15.0%
Drug Retail - 8.3%
CVS Caremark Corp.	1,236,000	45,237,600
Walgreen Co.	627,200	22,848,896
		68,086,496
Food Distributors - 0.9%
Sysco Corp.	194,200	6,181,386
United Natural Foods, Inc. (a)	68,900	1,324,258
		7,505,644
Food Retail - 2.9%
Kroger Co.	306,000	8,451,720
Safeway, Inc.	469,900	12,377,166

	Shares	Value
SUPERVALU, Inc.	86,900	$ 2,015,211
Whole Foods Market, Inc.	71,500	1,309,165
		24,153,262
Hypermarkets & Super Centers - 2.9%
Wal-Mart Stores, Inc.	398,200	23,521,674
TOTAL FOOD & STAPLES RETAILING		123,267,076
FOOD PRODUCTS - 14.6%
Agricultural Products - 3.5%
Archer Daniels Midland Co. (d)	344,300	8,765,878
Bunge Ltd. (d)	140,100	12,519,336
Corn Products International, Inc.	29,500	1,321,305
Nutreco Holding NV	100	6,180
SLC Agricola SA	284,100	3,987,858
Viterra, Inc. (a)	190,600	2,198,644
		28,799,201
Packaged Foods & Meats - 11.1%
Cadbury PLC sponsored ADR	40,412	1,863,801
Groupe Danone	155,400	10,848,808
Kellogg Co.	100	5,444
Kraft Foods, Inc. Class A (d)	211,100	6,651,761
Lindt & Spruengli AG	69	1,905,771
Marine Harvest ASA (a)(d)	4,899,000	3,432,697
Nestle SA sponsored ADR	828,950	36,647,880
Perdigao SA (ON)	81,100	2,029,988
PureCircle Ltd.	85,000	385,711
Sadia SA ADR (d)	103,300	2,059,802
Tyson Foods, Inc. Class A	166,200	2,413,224
Unilever NV (NY Shares)	750,012	20,700,331
Wimm-Bill-Dann Foods OJSC sponsored ADR	28,800	2,002,176
		90,947,394
TOTAL FOOD PRODUCTS		119,746,595
HOTELS, RESTAURANTS & LEISURE - 0.2%
Restaurants - 0.2%
Starbucks Corp. (a)	132,800	2,066,368
HOUSEHOLD PRODUCTS - 23.6%
Household Products - 23.6%
Colgate-Palmolive Co. (d)	410,800	31,233,124
Energizer Holdings, Inc. (a)(d)	62,800	5,334,232
Kimberly-Clark Corp.	368,900	22,753,752
Procter & Gamble Co.	1,927,197	134,460,536
		193,781,644
PERSONAL PRODUCTS - 4.5%
Personal Products - 4.5%
Avon Products, Inc.	719,700	30,824,751
Bare Escentuals, Inc. (a)(d)	158,705	1,974,290
Estee Lauder Companies, Inc. Class A	100	4,977
Herbalife Ltd.	58,500	2,755,350
Common Stocks - continued
	Shares	Value
PERSONAL PRODUCTS - CONTINUED
Personal Products - continued
Natura Cosmeticos SA	70,100	$ 818,407
Physicians Formula Holdings, Inc. (a)	134,900	794,561
		37,172,336
PHARMACEUTICALS - 0.5%
Pharmaceuticals - 0.5%
Johnson & Johnson	57,800	4,070,854
TOBACCO - 7.8%
Tobacco - 7.8%
Altria Group, Inc.	753,500	15,846,105
British American Tobacco PLC sponsored ADR (d)	472,750	32,147,000
KT&G Corp.	990	83,183
Lorillard, Inc. (a)	28,200	2,037,168
Philip Morris International, Inc.	142,100	7,630,770
Souza Cruz Industria Comerico	228,800	6,017,580
		63,761,806
TOTAL COMMON STOCKS (Cost $779,455,732)		808,650,478
Money Market Funds - 8.9%
	Shares	Value
Fidelity Cash Central Fund, 2.31% (b)	17,499,212	$ 17,499,212
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	55,911,675	55,911,675
TOTAL MONEY MARKET FUNDS (Cost $73,410,887)		73,410,887
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $852,866,619)		882,061,365
NET OTHER ASSETS - (7.3)%		(60,363,993)
NET ASSETS - 100%		$ 821,697,372
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 204,728
Fidelity Securities Lending Cash Central Fund	267,596
Total	$ 472,324
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	882,061,365	881,978,182	83,183	-
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	71.3%
United Kingdom	7.0%
Switzerland	4.7%
Netherlands	3.2%
France	3.2%
Brazil	2.5%
Belgium	1.6%
Bermuda	1.6%
Mexico	1.3%
Others (individually less than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Consumer Staples Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $53,940,806) - See accompanying schedule: Unaffiliated issuers (cost $779,455,732)	$ 808,650,478
Fidelity Central Funds (cost $73,410,887)	73,410,887
Total Investments (cost $852,866,619)		$ 882,061,365
Foreign currency held at value (cost $11,906)		11,906
Receivable for investments sold		2,981,128
Receivable for fund shares sold		6,575,029
Dividends receivable		1,185,601
Distributions receivable from Fidelity Central Funds		57,007
Prepaid expenses		460
Other receivables		6,607
Total assets		892,879,103

Liabilities
Payable for investments purchased	$ 13,434,987
Payable for fund shares redeemed	1,180,292
Accrued management fee	374,574
Distribution fees payable	48,469
Other affiliated payables	177,910
Other payables and accrued expenses	53,824
Collateral on securities loaned, at value	55,911,675
Total liabilities		71,181,731

Net Assets		$ 821,697,372
Net Assets consist of:
Paid in capital		$ 793,452,112
Undistributed net investment income		7,523,535
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,463,362)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		29,185,087
Net Assets		$ 821,697,372

Statement of Assets and Liabilities - continued

August 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($56,835,532 ÷ 925,442 shares)	$ 61.41

Maximum offering price per share (100/94.25 of $61.41)	$ 65.16
Class T: Net Asset Value and redemption price per share ($11,744,470 ÷ 192,021 shares)	$ 61.16

Maximum offering price per share (100/96.50 of $61.16)	$ 63.38
Class B: Net Asset Value and offering price per share ($10,150,668 ÷ 167,026 shares)A	$ 60.77

Class C: Net Asset Value and offering price per share ($30,530,435 ÷ 502,888 shares)A	$ 60.71

Consumer Staples: Net Asset Value, offering price and redemption price per share ($700,348,171 ÷ 11,366,857 shares)	$ 61.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,088,096 ÷ 196,310 shares)	$ 61.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2008 (Unaudited)
Investment Income
Dividends		$ 10,990,694
Interest		4,740
Income from Fidelity Central Funds		472,324
Total income		11,467,758

Expenses
Management fee	$ 2,355,066
Transfer agent fees	967,085
Distribution fees	241,627
Accounting and security lending fees	149,179
Custodian fees and expenses	66,363
Independent trustees' compensation	1,724
Registration fees	115,031
Audit	18,884
Legal	1,725
Interest	3,824
Miscellaneous	43,813
Total expenses before reductions	3,964,321
Expense reductions	(24,789)	3,939,532
Net investment income (loss)		7,528,226
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,540,563)
Foreign currency transactions	(38,090)
Total net realized gain (loss)		(2,578,653)
Change in net unrealized appreciation (depreciation) on: Investment securities	(30,997,828)
Assets and liabilities in foreign currencies	(12,161)
Total change in net unrealized appreciation (depreciation)		(31,009,989)
Net gain (loss)		(33,588,642)
Net increase (decrease) in net assets resulting from operations		$ (26,060,416)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Consumer Staples Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,528,226	$ 5,595,200
Net realized gain (loss)	(2,578,653)	16,781,246
Change in net unrealized appreciation (depreciation)	(31,009,989)	23,844,075
Net increase (decrease) in net assets resulting from operations	(26,060,416)	46,220,521
Distributions to shareholders from net investment income	(117,474)	(4,297,338)
Distributions to shareholders from net realized gain	(334,487)	(21,936,184)
Total distributions	(451,961)	(26,233,522)
Share transactions - net increase (decrease)	127,799,727	323,338,123
Redemption fees	32,764	70,107
Total increase (decrease) in net assets	101,320,114	343,395,229

Net Assets
Beginning of period	720,377,258	376,982,029
End of period (including undistributed net investment income of $7,523,535 and undistributed net investment income of $1,685,304, respectively)	$ 821,697,372	$ 720,377,258

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 63.13	$ 58.16	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.48	.53	(.01)
Net realized and unrealized gain (loss)	(2.18)	7.29	1.28
Total from investment operations	(1.70)	7.82	1.27
Distributions from net investment income	-	(.42)	-
Distributions from net realized gain	(.02)	(2.44)	-
Total distributions	(.02) L	(2.86)	-
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 61.41	$ 63.13	$ 58.16
Total Return B,C,D	(2.69)%	13.38%	2.23%
Ratios to Average Net Assets F,I
Expenses before reductions	1.16% A	1.19%	1.29% A
Expenses net of fee waivers, if any	1.16% A	1.19%	1.29%A
Expenses net of all reductions	1.16% A	1.19%	1.28% A
Net investment income (loss)	1.55% A	.83%	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,836	$ 23,796	$ 986
Portfolio turnover rate G	64% A	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. LTotal distributions of $.024 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 62.93	$ 58.06	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.40	.36	(.01)
Net realized and unrealized gain (loss)	(2.17)	7.29	1.18
Total from investment operations	(1.77)	7.65	1.17
Distributions from net investment income	-	(.35)	-
Distributions from net realized gain	-	(2.44)	-
Total distributions	-	(2.79)	-
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 61.16	$ 62.93	$ 58.06
Total Return B,C,D	(2.81)%	13.11%	2.06%
Ratios to Average Net Assets F,I
Expenses before reductions	1.45% A	1.46%	1.61% A
Expenses net of fee waivers, if any	1.45% A	1.46%	1.61% A
Expenses net of all reductions	1.44% A	1.46%	1.60% A
Net investment income (loss)	1.27% A	.56%	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,744	$ 6,298	$ 529
Portfolio turnover rate G	64% A	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 62.69	$ 58.00	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.24	.04	(.07)
Net realized and unrealized gain (loss)	(2.16)	7.27	1.18
Total from investment operations	(1.92)	7.31	1.11
Distributions from net investment income	-	(.19)	-
Distributions from net realized gain	-	(2.44)	-
Total distributions	-	(2.63)	-
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 60.77	$ 62.69	$ 58.00
Total Return B,C,D	(3.06)%	12.53%	1.95%
Ratios to Average Net Assets F,I
Expenses before reductions	1.95% A	1.96%	2.09% A
Expenses net of fee waivers, if any	1.95% A	1.96%	2.09% A
Expenses net of all reductions	1.94% A	1.96%	2.09% A
Net investment income (loss)	.77% A	.06%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,151	$ 4,884	$ 226
Portfolio turnover rate G	64% A	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 62.61	$ 57.99	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.26	.06	(.08)
Net realized and unrealized gain (loss)	(2.16)	7.28	1.18
Total from investment operations	(1.90)	7.34	1.10
Distributions from net investment income	-	(.29)	-
Distributions from net realized gain	-	(2.44)	-
Total distributions	-	(2.73)	-
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 60.71	$ 62.61	$ 57.99
Total Return B,C,D	(3.03)%	12.58%	1.93%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.89% A	1.93%	2.14% A
Expenses net of fee waivers, if any	1.89% A	1.93%	2.14% A
Expenses net of all reductions	1.89% A	1.92%	2.14% A
Net investment income (loss)	.82% A	.09%	(.66)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,530	$ 19,791	$ 178
Portfolio turnover rate G	64% A	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Consumer Staples

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 I

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 63.25	$ 58.13	$ 52.18	$ 51.42	$ 46.50	$ 35.71
Income from Investment Operations
Net investment income (loss) E	.58	.71	.56	.50	.29	.22
Net realized and unrealized gain (loss)	(2.19)	7.30	8.88	3.25	4.90	10.80
Total from investment operations	(1.61)	8.01	9.44	3.75	5.19	11.02
Distributions from net investment income	(.01)	(.46)	(.32)	(.44)	(.29)	(.24)
Distributions from net realized gain	(.03)	(2.44)	(3.18)	(2.56)	-	-
Total distributions	(.03) K	(2.90)	(3.50)	(3.00)	(.29)	(.24)
Redemption fees added to paid in capital E	- J	.01	.01	.01	.02	.01
Net asset value, end of period	$ 61.61	$ 63.25	$ 58.13	$ 52.18	$ 51.42	$ 46.50
Total Return B,C,D	(2.54)%	13.72%	18.43%	7.50%	11.24%	30.94%
Ratios to Average Net Assets F,H
Expenses before reductions	.88% A	.91%	1.01%	1.04%	1.06%	1.27%
Expenses net of fee waivers, if any	.88% A	.90%	.99%	1.04%	1.06%	1.27%
Expenses net of all reductions	.87% A	.90%	.98%	1.03%	1.05%	1.25%
Net investment income (loss)	1.84% A	1.12%	.99%	.97%	.61%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 700,348	$ 655,224	$ 374,930	$ 125,007	$ 139,328	$ 104,436
Portfolio turnover rate G	64% A	71%	99%	75%	86%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. KTotal distributions of $.034 per share is comprised of distributions from net investment income of $.009 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 I

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 63.22	$ 58.12	$ 56.89
Income from Investment Operations
Net investment income (loss) D	.58	.74	.07
Net realized and unrealized gain (loss)	(2.18)	7.30	1.16
Total from investment operations	(1.60)	8.04	1.23
Distributions from net investment income	(.02)	(.51)	-
Distributions from net realized gain	(.03)	(2.44)	-
Total distributions	(.04) K	(2.95)	-
Redemption fees added to paid in capital D	- J	.01	- J
Net asset value, end of period	$ 61.58	$ 63.22	$ 58.12
Total Return B,C	(2.53)%	13.77%	2.16%
Ratios to Average Net Assets E,H
Expenses before reductions	.88% A	.85%	1.00% A
Expenses net of fee waivers, if any	.88% A	.85%	1.00% A
Expenses net of all reductions	.87% A	.84%	1.00% A
Net investment income (loss)	1.84% A	1.17%	.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,088	$ 10,384	$ 132
Portfolio turnover rate F	64% A	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. KTotal distributions of $.041 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Consumer Staples and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 61,842,928
Unrealized depreciation	(36,927,169)
Net unrealized appreciation (depreciation)	$ 24,915,759
Cost for federal income tax purposes	$ 857,145,606

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $397,075,307 and $261,333,890, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 50,652	$ 4,143
Class T	.25%	.25%	22,868	-
Class B	.75%	.25%	36,710	27,532
Class C	.75%	.25%	131,397	89,425
			$ 241,627	$ 121,100

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 73,409
Class T	8,750
Class B*	4,353
Class C*	2,828
$ 89,340

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 53,245.26
Class T	13,631.30
Class B	10,879.30
Class C	32,138.24
Consumer Staples	842,996.22
Institutional Class	14,196.22
	$ 967,085

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,592 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,978,800	2.30%	$ 3,824

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $555 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $267,596.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $23,400 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $95. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Consumer Staples	$ 1,279
Institutional Class	15
$ 1,294

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $32,014, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Subsequent to period end, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. During this period, the Fund had outstanding securities trades with counterparties affiliated with LBHI. As a result of these events, LBHI's affiliates are unable to fulfill their commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to these events is immaterial.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2008	Year ended February 29, 2008
From net investment income
Class A	$ -	$ 54,271
Class T	-	42,873
Class B	-	7,270
Class C	-	46,840
Consumer Staples	114,359	4,124,954
Institutional Class	3,115	21,130
Total	$ 117,474	$ 4,297,338
From net realized gain
Class A	$ 11,954	$ 279,894
Class T	-	271,554
Class B	-	90,489
Class C	-	308,038
Consumer Staples	317,666	20,893,023
Institutional Class	4,867	93,186
Total	$ 334,487	$ 21,936,184

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2008	Year ended February 29, 2008	Six months ended August 31, 2008	Year ended February 29, 2008
Class A
Shares sold	665,177	394,208	$ 41,969,493	$ 25,121,582
Reinvestment of distributions	173	4,833	11,172	319,149
Shares redeemed	(116,856)	(39,053)	(7,327,710)	(2,497,211)
Net increase (decrease)	548,494	359,988	$ 34,652,955	$ 22,943,520
Class T
Shares sold	116,536	195,158	$ 7,359,192	$ 12,251,985
Reinvestment of distributions	-	4,490	-	296,489
Shares redeemed	(24,592)	(108,690)	(1,522,177)	(6,862,659)
Net increase (decrease)	91,944	90,958	$ 5,837,015	$ 5,685,815
Class B
Shares sold	105,339	76,823	$ 6,560,564	$ 4,855,507
Reinvestment of distributions	-	1,410	-	92,490
Shares redeemed	(16,224)	(4,224)	(1,000,078)	(268,236)
Net increase (decrease)	89,115	74,009	$ 5,560,486	$ 4,679,761
Class C
Shares sold	247,560	328,900	$ 15,533,594	$ 21,121,099
Reinvestment of distributions	-	4,849	-	319,529
Shares redeemed	(60,782)	(20,712)	(3,693,400)	(1,307,625)
Net increase (decrease)	186,778	313,037	$ 11,840,194	$ 20,133,003
Consumer Staples
Shares sold	5,789,374	8,600,962	$ 369,437,408	$ 555,032,219
Reinvestment of distributions	6,284	360,932	406,816	23,544,138
Shares redeemed	(4,788,150)	(5,052,205)	(302,154,298)	(318,954,187)
Net increase (decrease)	1,007,508	3,909,689	$ 67,689,926	$ 259,622,170
Institutional Class
Shares sold	121,632	204,550	$ 7,777,468	$ 13,014,809
Reinvestment of distributions	87	995	5,655	65,503
Shares redeemed	(89,664)	(43,560)	(5,563,972)	(2,806,458)
Net increase (decrease)	32,055	161,985	$ 2,219,151	$ 10,273,854

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 19, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	13,113,976,696.73	94.453
Withheld	770,153,401.43	5.547
TOTAL	13,884,130,098.16	100.000
Dennis J. Dirks
Affirmative	13,168,641,748.82	94.847
Withheld	715,488,349.34	5.153
TOTAL	13,884,130,098.16	100.000
Edward C. Johnson 3d
Affirmative	13,067,153,008.01	94.116
Withheld	816,977,090.15	5.884
TOTAL	13,884,130,098.16	100.000
Alan J. Lacy
Affirmative	13,157,857,950.99	94.769
Withheld	726,272,147.17	5.231
TOTAL	13,884,130,098.16	100.000
Ned C. Lautenbach
Affirmative	13,143,644,424.95	94.667
Withheld	740,485,673.21	5.333
TOTAL	13,884,130,098.16	100.000
Joseph Mauriello
Affirmative	13,154,116,065.58	94.742
Withheld	730,014,032.58	5.258
TOTAL	13,884,130,098.16	100.000
Cornelia M. Small
Affirmative	13,156,092,259.88	94.756
Withheld	728,037,838.28	5.244
TOTAL	13,884,130,098.16	100.000
William S. Stavropoulos
Affirmative	13,112,639,067.26	94.443
Withheld	771,491,030.90	5.557
TOTAL	13,884,130,098.16	100.000
David M. Thomas
Affirmative	13,162,301,260.43	94.801
Withheld	721,828,837.73	5.199
TOTAL	13,884,130,098.16	100.000
Michael E. Wiley
Affirmative	13,161,946,104.44	94.798
Withheld	722,183,993.72	5.202
TOTAL	13,884,130,098.16	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	9,888,405,498.50	71.221
Against	2,171,839,353.81	15.643
Abstain	699,607,061.81	5.039
Broker Non-Votes	1,124,278,184.04	8.097
TOTAL	13,884,130,098.16	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Consumer Staples

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a third-party-sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, as available, the cumulative total returns of Consumer Staples (retail class) and Class B of the fund and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of Consumer Staples (retail class) and Class B show the performance of the highest and lowest performing classes, respectively.

Consumer Staples Portfolio

The Board stated that the investment performance of Consumer Staples (retail class) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Consumer Staples Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for the fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SELCS-USAN-1008
1.846044.101

Fidelity®
Select Portfolios®
Energy Sector

Select Energy Portfolio

Select Energy Service Portfolio

Select Natural Gas Portfolio

Select Natural Resources Portfolio

Semiannual Report

August 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Fund Updates*
Energy Sector
Energy	<Click Here>
Energy Service	<Click Here>
Natural Gas	<Click Here>
Natural Resources	<Click Here>
Notes to Financial Statements	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

* Fund updates for each Select Portfolio include: Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Energy Portfolio
Actual	$ 1,000.00	$ 963.10	$ 4.06
Hypothetical A	$ 1,000.00	$ 1,021.07	$ 4.18
Energy Service Portfolio
Actual	$ 1,000.00	$ 1,086.70	$ 4.21
Hypothetical A	$ 1,000.00	$ 1,021.17	$ 4.08
Natural Gas Portfolio
Actual	$ 1,000.00	$ 903.90	$ 4.03
Hypothetical A	$ 1,000.00	$ 1,020.97	$ 4.28
Natural Resources Portfolio
Actual	$ 1,000.00	$ 959.90	$ 4.10
Hypothetical A	$ 1,000.00	$ 1,021.02	$ 4.23

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Energy Portfolio	.82%
Energy Service Portfolio	.80%
Natural Gas Portfolio	.84%
Natural Resources Portfolio	.83%

Semiannual Report

Select Energy Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
National Oilwell Varco, Inc.	6.1	5.4
ConocoPhillips	5.9	2.8
Range Resources Corp.	4.4	5.8
Schlumberger Ltd. (NY Shares)	4.2	4.5
Valero Energy Corp.	4.0	6.1
Nabors Industries Ltd.	3.7	1.5
Petrohawk Energy Corp.	3.4	1.3
Peabody Energy Corp.	3.3	3.5
Occidental Petroleum Corp.	3.2	1.7
Cabot Oil & Gas Corp.	3.0	3.4
	41.2
Top Industries (% of fund's net assets)
As of August 31, 2008
Oil, Gas & Consumable Fuels	61.4%
Energy Equipment & Services	30.9%
Electrical Equipment	5.6%
Construction & Engineering	0.5%
Gas Utilities	0.3%
All Others*	1.3%

As of February 29, 2008
Oil, Gas & Consumable Fuels	68.2%
Energy Equipment & Services	25.9%
Electrical Equipment	3.1%
Construction & Engineering	0.7%
Chemicals	0.5%
All Others*	1.6%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Energy Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)(d)	45,359	$ 831,884
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	220,400	16,269,928
ELECTRICAL EQUIPMENT - 5.6%
Electrical Components & Equipment - 4.4%
Energy Conversion Devices, Inc. (a)	46	3,458
Evergreen Solar, Inc. (a)	1,163,700	10,973,691
First Solar, Inc. (a)	77,700	21,495,705
JA Solar Holdings Co. Ltd. ADR (a)	1,400,882	24,977,726
Q-Cells AG (a)	160,400	16,157,967
Renewable Energy Corp. AS (a)	422,100	13,114,739
Sunpower Corp. Class A (a)(d)	325,360	31,738,868
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	283,700	13,563,697
		132,025,851
Heavy Electrical Equipment - 1.2%
Vestas Wind Systems AS (a)	250,400	34,084,110
TOTAL ELECTRICAL EQUIPMENT		166,109,961
ENERGY EQUIPMENT & SERVICES - 30.9%
Oil & Gas Drilling - 9.7%
Atwood Oceanics, Inc. (a)	530,200	21,557,932
ENSCO International, Inc.	358,900	24,326,242
Helmerich & Payne, Inc.	275,148	15,716,454
Hercules Offshore, Inc. (a)	737,733	16,281,767
Nabors Industries Ltd. (a)	3,090,266	110,013,470
Noble Corp.	435,100	21,881,179
Patterson-UTI Energy, Inc.	1,315,184	37,377,529
Rowan Companies, Inc.	522,000	19,282,680
Transocean, Inc. (a)	181,651	23,106,007
		289,543,260
Oil & Gas Equipment & Services - 21.2%
BJ Services Co.	1,430,871	38,418,886
Complete Production Services, Inc. (a)	275,770	8,149,004
Dril-Quip, Inc. (a)	60,100	3,306,101
Exterran Holdings, Inc. (a)	206,200	9,425,402
FMC Technologies, Inc. (a)	353,980	18,959,169
Fugro NV (Certificaten Van Aandelen) unit	271,902	21,044,204
Global Industries Ltd. (a)	318,300	3,077,961
Halliburton Co.	1,657,630	72,836,262
Helix Energy Solutions Group, Inc. (a)	100	3,077
NATCO Group, Inc. Class A (a)	79,999	4,055,149
National Oilwell Varco, Inc. (a)	2,477,112	182,637,469
Oil States International, Inc. (a)	141,600	7,877,208
ProSafe ASA	1,109,300	10,022,809
Schlumberger Ltd. (NY Shares)	1,321,060	124,470,273
Smith International, Inc.	367,797	25,635,451

	Shares	Value
Superior Energy Services, Inc. (a)	436,000	$ 20,509,440
Tenaris SA sponsored ADR	127,500	6,972,975
Tidewater, Inc.	600	36,402
TSC Offshore Group Ltd. (a)	4,812,000	1,393,424
Weatherford International Ltd. (a)	1,993,500	76,909,230
		635,739,896
TOTAL ENERGY EQUIPMENT & SERVICES		925,283,156
GAS UTILITIES - 0.3%
Gas Utilities - 0.3%
Questar Corp.	145,328	7,541,070
Zhongyu Gas Holdings Ltd. (a)	18,872,000	1,547,559
		9,088,629
MACHINERY - 0.2%
Industrial Machinery - 0.2%
John Bean Technologies Corp. (a)(d)	11,180	145,340
Vallourec SA	25,700	7,194,785
		7,340,125
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
Timminco Ltd. (a)	250,900	3,520,326
MULTI-UTILITIES - 0.0%
Multi-Utilities - 0.0%
Public Service Enterprise Group, Inc.	100	4,077
Sempra Energy	96	5,560
		9,637
OIL, GAS & CONSUMABLE FUELS - 61.4%
Coal & Consumable Fuels - 6.4%
Arch Coal, Inc.	589,500	31,974,480
CONSOL Energy, Inc.	368,638	24,960,479
Foundation Coal Holdings, Inc.	366,400	21,672,560
International Coal Group, Inc. (a)	98,300	1,005,609
Natural Resource Partners LP	13,800	478,722
Peabody Energy Corp. (d)	1,565,300	98,535,635
PT Bumi Resources Tbk	8,082,000	4,856,716
Walter Industries, Inc.	88,500	8,301,300
		191,785,501
Integrated Oil & Gas - 13.3%
Chevron Corp.	111,200	9,598,784
ConocoPhillips	2,155,870	177,880,834
Exxon Mobil Corp.	159,131	12,732,071
Hess Corp.	790,700	82,794,197
Imperial Oil Ltd.	156,400	8,042,755
Murphy Oil Corp.	100	7,853
Occidental Petroleum Corp.	1,201,600	95,358,976
Suncor Energy, Inc.	207,700	11,891,483
		398,306,953
Oil & Gas Exploration & Production - 31.9%
American Oil & Gas, Inc. NV (a)	244,953	703,015
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Cabot Oil & Gas Corp.	2,044,257	$ 90,846,781
Canadian Natural Resources Ltd.	846,000	72,208,145
Chesapeake Energy Corp.	1,229,700	59,517,480
Comstock Resources, Inc. (a)	473,129	30,724,997
Concho Resources, Inc.	727,402	23,764,223
Continental Resources, Inc. (a)	442,110	22,180,659
Denbury Resources, Inc. (a)	1,147,900	28,571,231
EnCana Corp.	600	45,093
Encore Acquisition Co. (a)	327,900	16,906,524
EOG Resources, Inc.	3,947	412,146
EXCO Resources, Inc. (a)	666,483	17,648,470
Forest Oil Corp. (a)	334,091	19,016,460
GMX Resources, Inc. (a)(d)	93,300	6,329,472
Goodrich Petroleum Corp. (a)	120,200	6,112,170
Kodiak Oil & Gas Corp. (a)	490,070	1,421,203
Newfield Exploration Co. (a)	63,000	2,848,860
Nexen, Inc.	834,700	26,158,309
Northern Oil & Gas, Inc. (a)	36,100	267,140
Oil Search Ltd.	1,592,666	8,204,300
OPTI Canada, Inc. (a)	362,000	6,561,985
Penn Virginia Corp.	422,509	27,961,646
Petrobank Energy & Resources Ltd. (a)	74,700	3,299,054
Petrohawk Energy Corp. (a)(d)	2,931,056	101,443,848
Petroquest Energy, Inc. (a)	309,950	5,730,976
Plains Exploration & Production Co. (a)	1,183,716	63,802,292
Quicksilver Resources, Inc. (a)	1,519,000	36,744,610
Range Resources Corp.	2,831,100	131,419,662
SandRidge Energy, Inc.	304,278	10,649,730
Southwestern Energy Co. (a)	1,686,102	64,695,734
Talisman Energy, Inc.	404,900	7,156,620
Ultra Petroleum Corp. (a)	911,901	62,146,053
Vanguard Natural Resources LLC	16,400	260,104
XTO Energy, Inc.	6,525	328,925
		956,087,917
Oil & Gas Refining & Marketing - 8.2%
Frontier Oil Corp.	906,286	17,554,760
Holly Corp.	480,319	15,370,208

	Shares	Value
Petroplus Holdings AG	86,629	$ 3,980,592
Sunoco, Inc. (d)	1,242,262	55,131,588
Tesoro Corp.	1,550,327	28,758,566
Valero Energy Corp.	3,452,599	120,012,341
Western Refining, Inc. (d)	356,049	3,218,683
		244,026,738
Oil & Gas Storage & Transport - 1.6%
Energy Transfer Equity LP	221,125	6,379,456
Williams Companies, Inc.	1,303,800	40,274,382
		46,653,838
TOTAL OIL, GAS & CONSUMABLE FUELS		1,836,860,947
TOTAL COMMON STOCKS (Cost $2,424,052,706)		2,965,314,593
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 2.31% (b)	29,872,678	29,872,678
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	125,637,673	125,637,673
TOTAL MONEY MARKET FUNDS (Cost $155,510,351)		155,510,351
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $2,579,563,057)		3,120,824,944
NET OTHER ASSETS - (4.2)%		(126,840,832)
NET ASSETS - 100%		$ 2,993,984,112
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 235,540
Fidelity Securities Lending Cash Central Fund	715,060
Total	$ 950,600
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	3,120,824,944	3,120,824,944	-	-
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.1%
Canada	6.8%
Netherlands Antilles	4.2%
Cayman Islands	2.8%
Denmark	1.2%
Others (individually less than 1%)	2.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Energy Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $124,360,387) - See accompanying schedule: Unaffiliated issuers (cost $2,424,052,706)	$ 2,965,314,593
Fidelity Central Funds (cost $155,510,351)	155,510,351
Total Investments (cost $2,579,563,057)		$ 3,120,824,944
Receivable for investments sold		896,016
Receivable for fund shares sold		3,266,753
Dividends receivable		3,096,684
Distributions receivable from Fidelity Central Funds		199,092
Prepaid expenses		2,580
Other receivables		11,075
Total assets		3,128,297,144

Liabilities
Payable for investments purchased	$ 2,876,402
Payable for fund shares redeemed	3,642,115
Accrued management fee	1,366,853
Other affiliated payables	674,269
Other payables and accrued expenses	115,720
Collateral on securities loaned, at value	125,637,673
Total liabilities		134,313,032

Net Assets		$ 2,993,984,112
Net Assets consist of:
Paid in capital		$ 2,090,101,138
Accumulated net investment loss		(868,162)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		363,489,249
Net unrealized appreciation (depreciation) on investments		541,261,887
Net Assets, for 49,151,441 shares outstanding		$ 2,993,984,112
Net Asset Value, offering price and redemption price per share ($2,993,984,112 ÷ 49,151,441 shares)		$ 60.91

Statement of Operations

Six months ended August 31, 2008 (Unaudited)
Investment Income
Dividends		$ 12,245,967
Interest		6,263
Income from Fidelity Central Funds (including $715,060 from security lending)		950,600
Total income		13,202,830

Expenses
Management fee	$ 9,543,835
Transfer agent fees	3,535,931
Accounting and security lending fees	493,591
Custodian fees and expenses	66,782
Independent trustees' compensation	7,608
Registration fees	110,828
Audit	24,140
Legal	7,280
Interest	12,777
Miscellaneous	174,665
Total expenses before reductions	13,977,437
Expense reductions	(79,898)	13,897,539
Net investment income (loss)		(694,709)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	373,031,661
Foreign currency transactions	51,480
Total net realized gain (loss)		373,083,141
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $60,693)	(526,033,442)
Assets and liabilities in foreign currencies	39
Total change in net unrealized appreciation (depreciation)		(526,033,403)
Net gain (loss)		(152,950,262)
Net increase (decrease) in net assets resulting from operations		$ (153,644,971)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Energy Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (694,709)	$ 631,157
Net realized gain (loss)	373,083,141	227,548,109
Change in net unrealized appreciation (depreciation)	(526,033,403)	617,612,214
Net increase (decrease) in net assets resulting from operations	(153,644,971)	845,791,480
Distributions to shareholders from net investment income	(495,957)	(2,129,374)
Distributions to shareholders from net realized gain	(62,490,281)	(176,432,494)
Total distributions	(62,986,238)	(178,561,868)
Share transactions Proceeds from sales of shares	738,248,803	1,244,851,803
Reinvestment of distributions	59,330,131	169,542,081
Cost of shares redeemed	(743,005,704)	(1,071,446,589)
Net increase (decrease) in net assets resulting from share transactions	54,573,230	342,947,295
Redemption fees	190,294	277,550
Total increase (decrease) in net assets	(161,867,685)	1,010,454,457

Net Assets
Beginning of period	3,155,851,797	2,145,397,340
End of period (including accumulated net investment loss of $868,162 and undistributed net investment income of $446,148, respectively)	$ 2,993,984,112	$ 3,155,851,797
Other Information Shares
Sold	10,769,230	20,488,134
Issued in reinvestment of distributions	912,631	2,752,295
Redeemed	(11,470,063)	(18,263,322)
Net increase (decrease)	211,798	4,977,107

Financial Highlights

Six months ended August 31,2008

Years ended February 28,

(Unaudited)

2008 I

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 64.48	$ 48.80	$ 49.20	$ 38.71	$ 26.52	$ 20.63
Income from Investment Operations
Net investment income (loss) E	(.01)	.01	.18	.12	.19	.13
Net realized and unrealized gain (loss)	(2.29)	19.61	4.13	12.87	12.43	5.89
Total from investment operations	(2.30)	19.62	4.31	12.99	12.62	6.02
Distributions from net investment income	(.01)	(.05)	(.10)	(.09)	(.17)	(.14)
Distributions from net realized gain	(1.26)	(3.90)	(4.62)	(2.44)	(.28)	-
Total distributions	(1.27)	(3.95)	(4.72)	(2.53)	(.45)	(.14)
Redemption fees added to paid in capital E	- J	.01	.01	.03	.02	.01
Net asset value, end of period	$ 60.91	$ 64.48	$ 48.80	$ 49.20	$ 38.71	$ 26.52
Total Return B,C,D	(3.69)%	40.72%	8.57%	34.39%	48.07%	29.34%
Ratios to Average Net Assets F,H
Expenses before reductions	.82% A	.84%	.89%	.94%	.97%	1.18%
Expenses net of fee waivers, if any	.82% A	.84%	.89%	.94%	.97%	1.18%
Expenses net of all reductions	.81% A	.84%	.89%	.89%	.93%	1.17%
Net investment income (loss)	(.04)% A	.02%	.36%	.27%	.62%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,993,984	$ 3,155,852	$ 2,145,397	$ 2,547,799	$ 1,148,860	$ 286,847
Portfolio turnover rate G	113% A	55%	102%	128%	91%	33%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Energy Service Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Schlumberger Ltd. (NY Shares)	17.6	21.4
Halliburton Co.	9.7	4.4
National Oilwell Varco, Inc.	9.5	9.1
Weatherford International Ltd.	6.4	6.3
Nabors Industries Ltd.	5.1	4.8
Noble Corp.	3.7	4.8
BJ Services Co.	2.9	1.4
Smith International, Inc.	2.7	3.1
Hercules Offshore, Inc.	2.6	1.8
ENSCO International, Inc.	2.5	0.0
	62.7
Top Industries (% of fund's net assets)
As of August 31, 2008
Energy Equipment & Services	92.8%
Electrical Equipment	4.8%
Machinery	1.5%
Metals & Mining	0.1%
Industrial Conglomerates	0.0%
All Others*	0.8%

As of February 29, 2008
Energy Equipment & Services	95.0%
Electrical Equipment	3.7%
Industrial Conglomerates	0.3%
Machinery	0.3%
Independent Power Producers & Energy Traders	0.0%
All Others*	0.7%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Energy Service Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
ELECTRICAL EQUIPMENT - 4.8%
Electrical Components & Equipment - 4.2%
Evergreen Solar, Inc. (a)	632,300	$ 5,962,589
First Solar, Inc. (a)	56,400	15,603,060
JA Solar Holdings Co. Ltd. ADR (a)	610,400	10,883,432
Q-Cells AG (a)	128,200	12,914,286
Renewable Energy Corp. AS (a)	201,400	6,257,542
SolarWorld AG	113,400	5,927,126
Sunpower Corp. Class A (a)(d)	331,800	32,367,090
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	229,700	10,981,957
		100,897,082
Heavy Electrical Equipment - 0.6%
Vestas Wind Systems AS (a)	109,600	14,918,604
TOTAL ELECTRICAL EQUIPMENT		115,815,686
ENERGY EQUIPMENT & SERVICES - 92.8%
Oil & Gas Drilling - 25.8%
Atwood Oceanics, Inc. (a)	720,900	29,311,794
Diamond Offshore Drilling, Inc.	2,200	241,802
ENSCO International, Inc.	908,000	61,544,240
Helmerich & Payne, Inc.	852,400	48,689,088
Hercules Offshore, Inc. (a)(d)	2,877,531	63,507,109
Nabors Industries Ltd. (a)	3,473,560	123,658,736
Noble Corp.	1,785,100	89,772,679
Parker Drilling Co. (a)	803,472	7,448,185
Patterson-UTI Energy, Inc. (d)	2,073,200	58,920,344
Rowan Companies, Inc.	1,341,800	49,566,092
Songa Offshore ASA (a)	1,150,400	16,227,615
Transocean, Inc. (a)	446,387	56,780,426
Unit Corp. (a)	307,400	20,820,202
		626,488,312
Oil & Gas Equipment & Services - 67.0%
Baker Hughes, Inc.	936	74,889
Basic Energy Services, Inc. (a)	102,500	2,996,075
BJ Services Co. (d)	2,606,000	69,971,100
Bristow Group, Inc. (a)	64,400	2,625,588
Cal Dive International, Inc. (a)	62	716
Cameron International Corp. (a)(d)	5,600	260,904
Carbo Ceramics, Inc.	100	6,010
Compagnie Generale de Geophysique SA (a)	6,500	268,034
Complete Production Services, Inc. (a)	1,219,600	36,039,180
Core Laboratories NV	97,500	12,103,650
Dresser-Rand Group, Inc. (a)	400,900	16,260,504
Dril-Quip, Inc. (a)	551,800	30,354,518
Exterran Holdings, Inc. (a)	414,513	18,947,389
FMC Technologies, Inc. (a)(d)	660,400	35,371,024

	Shares	Value
Fugro NV (Certificaten Van Aandelen) unit	304,875	$ 23,596,192
Global Industries Ltd. (a)	1,040,800	10,064,536
Gulfmark Offshore, Inc. (a)	100	5,010
Halliburton Co. (d)	5,352,834	235,203,526
Helix Energy Solutions Group, Inc. (a)(d)	205,100	6,310,927
Hornbeck Offshore Services, Inc. (a)	116,500	5,132,990
ION Geophysical Corp. (a)	17,500	282,100
Key Energy Services, Inc. (a)	1,127,200	18,936,960
Matrix Service Co. (a)	51,200	1,345,536
NATCO Group, Inc. Class A (a)	685,608	34,753,470
National Oilwell Varco, Inc. (a)	3,129,162	230,713,114
Newpark Resources, Inc. (a)	100	858
Oil States International, Inc. (a)	530,600	29,517,278
Petroleum Geo-Services ASA (a)	127,650	2,759,803
PHI, Inc. (non-vtg.) (a)	172,000	6,606,520
RPC, Inc. (d)	180,300	3,286,869
Saipem SpA	100	3,977
Schlumberger Ltd. (NY Shares) (d)	4,539,646	427,725,444
SEACOR Holdings, Inc. (a)	100	8,815
Smith International, Inc. (d)	959,556	66,881,053
Superior Energy Services, Inc. (a)	1,231,400	57,925,056
Superior Well Services, Inc. (a)(d)	94,500	3,114,720
T-3 Energy Services, Inc. (a)	577,000	32,213,910
Tenaris SA sponsored ADR	477,800	26,130,882
Tesco Corp. (a)	138,000	4,687,860
TETRA Technologies, Inc. (a)	100	2,214
Tidewater, Inc. (d)	143,800	8,724,346
Trico Marine Services, Inc. (a)(d)	115,200	2,736,000
TSC Offshore Group Ltd. (a)	4,114,000	1,191,303
Weatherford International Ltd. (a)	4,018,720	155,042,218
Willbros Group, Inc. (a)	220,200	9,118,482
		1,629,301,550
TOTAL ENERGY EQUIPMENT & SERVICES		2,255,789,862
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Keppel Corp. Ltd.	36,000	252,516
McDermott International, Inc. (a)	100	3,473
		255,989
MACHINERY - 1.5%
Industrial Machinery - 1.5%
Chart Industries, Inc. (a)	201,600	9,309,888
Vallourec SA	94,400	26,427,539
		35,737,427
Common Stocks - continued
	Shares	Value
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
Timminco Ltd. (a)	188,100	$ 2,639,192
TOTAL COMMON STOCKS (Cost $1,697,619,326)		2,410,238,156
Money Market Funds - 5.4%

Fidelity Cash Central Fund, 2.31% (b)	19,051,565	19,051,565
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	112,356,725	112,356,725
TOTAL MONEY MARKET FUNDS (Cost $131,408,290)		131,408,290
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $1,829,027,616)		2,541,646,446
NET OTHER ASSETS - (4.6)%		(110,851,009)
NET ASSETS - 100%		$ 2,430,795,437
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 186,732
Fidelity Securities Lending Cash Central Fund	1,077,986
Total	$ 1,264,718
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	2,541,646,446	2,541,646,446	-	-
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	68.6%
Netherlands Antilles	17.6%
Cayman Islands	7.0%
Netherlands	1.5%
France	1.1%
Luxembourg	1.1%
Norway	1.1%
Others (individually less than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Energy Service Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $108,665,790) - See accompanying schedule: Unaffiliated issuers (cost $1,697,619,326)	$ 2,410,238,156
Fidelity Central Funds (cost $131,408,290)	131,408,290
Total Investments (cost $1,829,027,616)		$ 2,541,646,446
Receivable for investments sold		252,227
Receivable for fund shares sold		4,306,155
Dividends receivable		1,491,698
Distributions receivable from Fidelity Central Funds		186,912
Prepaid expenses		2,168
Other receivables		1,409
Total assets		2,547,887,015

Liabilities
Payable for fund shares redeemed	$ 3,011,127
Accrued management fee	1,131,008
Other affiliated payables	503,514
Other payables and accrued expenses	89,204
Collateral on securities loaned, at value	112,356,725
Total liabilities		117,091,578

Net Assets		$ 2,430,795,437
Net Assets consist of:
Paid in capital		$ 1,516,659,647
Accumulated net investment loss		(857,128)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		202,374,115
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		712,618,803
Net Assets, for 25,169,596 shares outstanding		$ 2,430,795,437
Net Asset Value, offering price and redemption price per share ($2,430,795,437 ÷ 25,169,596 shares)		$ 96.58

Statement of Operations

Six months ended August 31, 2008 (Unaudited)
Investment Income
Dividends		$ 8,317,209
Interest		5,837
Income from Fidelity Central Funds (including $1,077,986 from security lending)		1,264,718
Total income		9,587,764

Expenses
Management fee	$ 7,283,436
Transfer agent fees	2,471,199
Accounting and security lending fees	412,493
Custodian fees and expenses	46,124
Independent trustees' compensation	5,765
Registration fees	97,391
Audit	22,762
Legal	5,372
Interest	20,630
Miscellaneous	117,541
Total expenses before reductions	10,482,713
Expense reductions	(38,984)	10,443,729
Net investment income (loss)		(855,965)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	206,979,950
Foreign currency transactions	101,164
Total net realized gain (loss)		207,081,114
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $31,085)	(51,308,294)
Assets and liabilities in foreign currencies	18,815
Total change in net unrealized appreciation (depreciation)		(51,289,479)
Net gain (loss)		155,791,635
Net increase (decrease) in net assets resulting from operations		$ 154,935,670

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (855,965)	$ (4,629,705)
Net realized gain (loss)	207,081,114	125,926,798
Change in net unrealized appreciation (depreciation)	(51,289,479)	384,419,952
Net increase (decrease) in net assets resulting from operations	154,935,670	505,717,045
Distributions to shareholders from net realized gain	(95,954,641)	(48,414,370)
Share transactions Proceeds from sales of shares	763,570,601	1,788,482,418
Reinvestment of distributions	90,434,435	46,304,551
Cost of shares redeemed	(738,565,941)	(1,257,831,911)
Net increase (decrease) in net assets resulting from share transactions	115,439,095	576,955,058
Redemption fees	270,197	443,438
Total increase (decrease) in net assets	174,690,321	1,034,701,171

Net Assets
Beginning of period	2,256,105,116	1,221,403,945
End of period (including accumulated net investment loss of $857,128 and accumulated net investment loss of $1,163, respectively)	$ 2,430,795,437	$ 2,256,105,116
Other Information Shares
Sold	7,257,395	19,609,141
Issued in reinvestment of distributions	951,841	573,388
Redeemed	(7,398,757)	(14,103,217)
Net increase (decrease)	810,479	6,079,312

Financial Highlights

Six months ended August 31,2008

Years ended February 28,

(Unaudited)

2008 K

2007

2006

2005

2004 K

Selected Per-Share Data
Net asset value, beginning of period	$ 92.62	$ 66.82	$ 68.03	$ 49.44	$ 35.65	$ 29.73
Income from Investment Operations
Net investment income (loss) E	(.03)	(.21)	(.21) H	(.12) I	(.20)	(.24)
Net realized and unrealized gain (loss)	7.98	28.45	3.07	18.64	13.95	6.14
Total from investment operations	7.95	28.24	2.86	18.52	13.75	5.90
Distributions from net realized gain	(4.00)	(2.46)	(4.15)	-	-	-
Redemption fees added to paid in capital E	.01	.02	.08	.07	.04	.02
Net asset value, end of period	$ 96.58	$ 92.62	$ 66.82	$ 68.03	$ 49.44	$ 35.65
Total Return B,C,D	8.67%	42.91%	3.92%	37.60%	38.68%	19.91%
Ratios to Average Net Assets F,J
Expenses before reductions	.80% A	.83%	.88%	.94%	.98%	1.14%
Expenses net of fee waivers, if any	.80% A	.83%	.88%	.94%	.98%	1.14%
Expenses net of all reductions	.80% A	.83%	.88%	.91%	.96%	1.13%
Net investment income (loss)	(.07)% A	(.23)	(.30)% H	(.21)% I	(.53)	(.79)
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,430,795	$ 2,256,105	$ 1,221,404	$ 1,734,076	$ 896,252	$ 463,384
Portfolio turnover rate G	76% A	64%	92%	58%	34%	23%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.39)%. I Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. K For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Natural Gas Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Plains Exploration & Production Co.	8.3	5.5
Chesapeake Energy Corp.	8.2	6.6
Ultra Petroleum Corp.	5.5	6.8
Denbury Resources, Inc.	4.7	1.3
Range Resources Corp.	4.3	7.6
Southwestern Energy Co.	4.2	4.8
Valero Energy Corp.	3.7	6.7
Quicksilver Resources, Inc.	3.5	8.2
Comstock Resources, Inc.	3.1	0.0
Nabors Industries Ltd.	2.9	0.7
	48.4
Top Industries (% of fund's net assets)
As of August 31, 2008
Oil, Gas & Consumable Fuels	72.2%
Energy Equipment & Services	17.7%
Electrical Equipment	5.9%
Independent Power Producers & Energy Traders	2.1%
Metals & Mining	0.8%
All Others*	1.3%

As of February 29, 2008
Oil, Gas & Consumable Fuels	76.2%
Energy Equipment & Services	15.2%
Independent Power Producers & Energy Traders	3.1%
Electric Utilities	1.7%
Electrical Equipment	1.4%
All Others*	2.4%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Natural Gas Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.3%
Specialized Finance - 0.3%
Climate Exchange PLC (a)	169,100	$ 6,144,867
ELECTRIC UTILITIES - 0.1%
Electric Utilities - 0.1%
Enernoc, Inc. (a)(d)	87,500	1,349,250
ELECTRICAL EQUIPMENT - 5.9%
Electrical Components & Equipment - 5.9%
JA Solar Holdings Co. Ltd. ADR (a)	75,900	1,353,297
Q-Cells AG (a)(d)	317,800	32,013,728
Renewable Energy Corp. AS (a)	688,300	21,385,630
Sunpower Corp. Class A (a)	65,800	6,418,790
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	985,700	47,126,317
		108,297,762
ENERGY EQUIPMENT & SERVICES - 17.7%
Oil & Gas Drilling - 12.1%
Atwood Oceanics, Inc. (a)	390,890	15,893,587
Diamond Offshore Drilling, Inc.	246,700	27,114,797
ENSCO International, Inc.	323,900	21,953,942
Helmerich & Payne, Inc.	490,300	28,005,936
Hercules Offshore, Inc. (a)	83,100	1,834,017
Nabors Industries Ltd. (a)	1,485,782	52,893,839
Noble Corp.	193,400	9,726,086
Patterson-UTI Energy, Inc.	439,500	12,490,590
Pride International, Inc. (a)	335,700	12,894,237
Rowan Companies, Inc.	343,100	12,674,114
Songa Offshore ASA (a)	312,300	4,405,323
Transocean, Inc. (a)	168,327	21,411,194
		221,297,662
Oil & Gas Equipment & Services - 5.6%
BJ Services Co.	182,300	4,894,755
Cameron International Corp. (a)	324,644	15,125,164
Complete Production Services, Inc. (a)	351,200	10,377,960
Exterran Holdings, Inc. (a)	98,600	4,507,006
Halliburton Co.	302,600	13,296,244
National Oilwell Varco, Inc. (a)	386,656	28,508,147
Oceaneering International, Inc. (a)	44,900	2,802,209
Oil States International, Inc. (a)	80,200	4,461,526
Smith International, Inc.	66,790	4,655,263
TSC Offshore Group Ltd. (a)	3,962,000	1,147,288
Weatherford International Ltd. (a)	313,500	12,094,830
		101,870,392
TOTAL ENERGY EQUIPMENT & SERVICES		323,168,054
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.1%
Independent Power Producers & Energy Traders - 2.1%
Dynegy, Inc. Class A (a)	5,018,600	29,910,856
Reliant Energy, Inc. (a)	453,700	7,726,511
		37,637,367

	Shares	Value
MACHINERY - 0.5%
Industrial Machinery - 0.5%
Vallourec SA	31,600	$ 8,846,507
METALS & MINING - 0.8%
Diversified Metals & Mining - 0.6%
Timminco Ltd. (a)(d)	845,100	11,857,423
Steel - 0.2%
voestalpine AG	61,000	3,316,275
TOTAL METALS & MINING		15,173,698
OIL, GAS & CONSUMABLE FUELS - 72.2%
Coal & Consumable Fuels - 3.5%
Arch Coal, Inc.	382,508	20,747,234
CONSOL Energy, Inc.	118,500	8,023,635
Evergreen Energy, Inc. (a)(d)(e)	5,399,315	9,718,767
International Coal Group, Inc. (a)	230,600	2,359,038
Peabody Energy Corp.	217,600	13,697,920
PT Bumi Resources Tbk	16,479,500	9,903,026
		64,449,620
Integrated Oil & Gas - 1.0%
Hess Corp.	135,500	14,188,205
Occidental Petroleum Corp.	50,900	4,039,424
		18,227,629
Oil & Gas Exploration & Production - 60.3%
Anadarko Petroleum Corp.	257,600	15,901,648
Apache Corp.	288,800	33,032,944
Aurora Oil & Gas Corp. (a)	3,958,153	791,631
Cabot Oil & Gas Corp.	692,025	30,753,591
Canadian Natural Resources Ltd.	562,000	47,968,059
Chesapeake Energy Corp. (d)	3,084,900	149,309,160
Comstock Resources, Inc. (a)	863,400	56,069,196
Concho Resources, Inc.	266,100	8,693,487
Denbury Resources, Inc. (a)	3,442,250	85,677,603
EOG Resources, Inc. (d)	397,200	41,475,624
EXCO Resources, Inc. (a)	391,000	10,353,680
Forest Oil Corp. (a)	270,763	15,411,830
Newfield Exploration Co. (a)	89,000	4,024,580
Petrohawk Energy Corp. (a)	706,100	24,438,121
Plains Exploration & Production Co. (a)	2,794,850	150,642,414
Quicksilver Gas Services LP	210,600	4,496,310
Quicksilver Resources, Inc. (a)	2,663,554	64,431,371
Range Resources Corp.	1,689,000	78,403,380
SandRidge Energy, Inc.	513,600	17,976,000
Southwestern Energy Co. (a)	2,008,000	77,046,960
Ultra Petroleum Corp. (a)	1,475,619	100,563,435
Venoco, Inc. (a)	1,781,235	30,031,622
XTO Energy, Inc.	1,035,375	52,193,254
		1,099,685,900
Oil & Gas Refining & Marketing - 7.1%
CVR Energy, Inc. (d)	149,500	2,084,030
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - continued
Holly Corp.	198,600	$ 6,355,200
Petroplus Holdings AG	28,564	1,312,512
Reliance Industries Ltd.	112,908	5,497,927
Sunoco, Inc.	495,400	21,985,852
Tesoro Corp.	1,175,746	21,810,088
Valero Energy Corp.	1,922,700	66,833,052
Western Refining, Inc. (d)	483,400	4,369,936
		130,248,597
Oil & Gas Storage & Transport - 0.3%
Copano Energy LLC	170,303	5,386,684
TOTAL OIL, GAS & CONSUMABLE FUELS		1,317,998,430
TOTAL COMMON STOCKS (Cost $1,680,609,408)		1,818,615,935
Money Market Funds - 7.4%
	Shares	Value
Fidelity Cash Central Fund, 2.31% (b)	8,285,336	$ 8,285,336
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	126,253,174	126,253,174
TOTAL MONEY MARKET FUNDS (Cost $134,538,510)		134,538,510
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $1,815,147,918)		1,953,154,445
NET OTHER ASSETS - (7.0)%		(127,684,307)
NET ASSETS - 100%		$ 1,825,470,138
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 492,346
Fidelity Securities Lending Cash Central Fund	990,500
Total	$ 1,482,846
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Evergreen Energy, Inc.	$ 11,608,527	$ -	$ -	$ -	$ 9,718,767
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	1,953,154,445	1,953,154,445	-	-
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.7%
Canada	8.7%
Cayman Islands	4.5%
Germany	1.7%
Norway	1.4%
Others (individually less than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Natural Gas Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $121,830,132) - See accompanying schedule: Unaffiliated issuers (cost $1,647,394,975)	$ 1,808,897,168
Fidelity Central Funds (cost $134,538,510)	134,538,510
Other affiliated issuers (cost $33,214,433)	9,718,767
Total Investments (cost $1,815,147,918)		$ 1,953,154,445
Receivable for investments sold		10,999,339
Receivable for fund shares sold		5,302,188
Dividends receivable		1,171,173
Distributions receivable from Fidelity Central Funds		224,368
Prepaid expenses		1,146
Other receivables		9,560
Total assets		1,970,862,219

Liabilities
Payable for investments purchased	$ 14,716,044
Payable for fund shares redeemed	3,067,658
Accrued management fee	836,030
Other affiliated payables	446,211
Other payables and accrued expenses	72,964
Collateral on securities loaned, at value	126,253,174
Total liabilities		145,392,081

Net Assets		$ 1,825,470,138
Net Assets consist of:
Paid in capital		$ 1,683,273,453
Accumulated net investment loss		(4,509,429)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,699,825
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		138,006,289
Net Assets, for 42,164,723 shares outstanding		$ 1,825,470,138
Net Asset Value, offering price and redemption price per share ($1,825,470,138 ÷ 42,164,723 shares)		$ 43.29

Statement of Operations

Six months ended August 31, 2008 (Unaudited)
Investment Income
Dividends		$ 5,088,958
Interest		8,058
Income from Fidelity Central Funds (including $990,500 from security lending)		1,482,846
Total income		6,579,862

Expenses
Management fee	$ 5,734,285
Transfer agent fees	2,229,308
Accounting and security lending fees	326,037
Custodian fees and expenses	47,228
Independent trustees' compensation	4,308
Registration fees	169,242
Audit	21,882
Legal	3,713
Interest	40,534
Miscellaneous	85,693
Total expenses before reductions	8,662,230
Expense reductions	(46,394)	8,615,836
Net investment income (loss)		(2,035,974)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,275,250
Foreign currency transactions	(50,966)
Total net realized gain (loss)		11,224,284
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $319,594)	(301,646,814)
Assets and liabilities in foreign currencies	(240)
Total change in net unrealized appreciation (depreciation)		(301,647,054)
Net gain (loss)		(290,422,770)
Net increase (decrease) in net assets resulting from operations		$ (292,458,744)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,035,974)	$ (1,290,051)
Net realized gain (loss)	11,224,284	158,605,074
Change in net unrealized appreciation (depreciation)	(301,647,054)	235,843,456
Net increase (decrease) in net assets resulting from operations	(292,458,744)	393,158,479
Distributions to shareholders from net realized gain	(73,105,192)	(114,570,067)
Share transactions Proceeds from sales of shares	1,149,564,322	801,203,677
Reinvestment of distributions	66,614,755	105,819,959
Cost of shares redeemed	(628,686,712)	(608,096,713)
Net increase (decrease) in net assets resulting from share transactions	587,492,365	298,926,923
Redemption fees	271,737	165,396
Total increase (decrease) in net assets	222,200,166	577,680,731

Net Assets
Beginning of period	1,603,269,972	1,025,589,241
End of period (including accumulated net investment loss of $4,509,429 and accumulated net investment loss of $2,473,455, respectively)	$ 1,825,470,138	$ 1,603,269,972
Other Information Shares
Sold	22,083,038	17,460,484
Issued in reinvestment of distributions	1,342,769	2,363,894
Redeemed	(13,383,566)	(13,596,684)
Net increase (decrease)	10,042,241	6,227,694

Financial Highlights

Six months ended August 31,2008

Years ended February 28,

(Unaudited)

2008 J

2007

2006

2005

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 49.91	$ 39.61	$ 38.86	$ 34.41	$ 23.00	$ 17.42
Income from Investment Operations
Net investment income (loss) E	(.05)	(.05)	(.03) H	(.09)	.01	(.09)
Net realized and unrealized gain (loss)	(4.49)	14.53	4.08	8.58	11.83	5.65
Total from investment operations	(4.54)	14.48	4.05	8.49	11.84	5.56
Distributions from net investment income	-	-	-	-	(.02)	-
Distributions from net realized gain	(2.09)	(4.19)	(3.31)	(4.08)	(.44)	-
Total distributions	(2.09)	(4.19)	(3.31)	(4.08)	(.46)	-
Redemption fees added to paid in capital E	.01	.01	.01	.04	.03	.02
Net asset value, end of period	$ 43.29	$ 49.91	$ 39.61	$ 38.86	$ 34.41	$ 23.00
Total Return B,C,D	(9.61)%	38.08%	10.43%	26.28%	52.01%	32.03%
Ratios to Average Net Assets F,I
Expenses before reductions	.84% A	.85%	.90%	.95%	.98%	1.21%
Expenses net of fee waivers, if any	.84% A	.85%	.90%	.95%	.98%	1.21%
Expenses net of all reductions	.84% A	.85%	.89%	.88%	.94%	1.14%
Net investment income (loss)	(.20)% A	(.10)%	(.09)% H	(.24)%	.02%	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,825,470	$ 1,603,270	$ 1,025,589	$ 1,555,579	$ 947,538	$ 224,475
Portfolio turnover rate G	69% A	68%	59%	148%	190%	171%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.32)%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Natural Resources Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
ConocoPhillips	4.6	2.3
National Oilwell Varco, Inc.	4.0	4.0
Schlumberger Ltd. (NY Shares)	3.8	4.0
Peabody Energy Corp.	3.5	3.5
Canadian Natural Resources Ltd.	3.4	1.6
Petrohawk Energy Corp.	3.3	1.3
Chesapeake Energy Corp.	2.9	1.8
Nabors Industries Ltd.	2.9	1.9
Southwestern Energy Co.	2.7	2.3
Occidental Petroleum Corp.	2.5	1.5
	33.6
Top Industries (% of fund's net assets)
As of August 31, 2008
Oil, Gas & Consumable Fuels	54.0%
Energy Equipment & Services	26.3%
Metals & Mining	11.8%
Electrical Equipment	5.1%
Chemicals	1.0%
All Others*	1.8%

As of February 29, 2008
Oil, Gas & Consumable Fuels	56.8%
Energy Equipment & Services	23.0%
Metals & Mining	10.5%
Chemicals	3.4%
Electrical Equipment	2.6%
All Others*	3.7%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Natural Resources Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CHEMICALS - 1.0%
Commodity Chemicals - 0.3%
Calgon Carbon Corp. (a)	146,700	$ 3,129,111
Formosa Chemicals & Fibre Corp.	1,255,830	2,168,998
Georgia Gulf Corp.	20,650	69,591
Tokai Carbon Co. Ltd.	22,000	225,564
		5,593,264
Fertilizers & Agricultural Chemicals - 0.7%
CF Industries Holdings, Inc.	54,900	8,366,760
Israel Chemicals Ltd.	377,700	6,323,103
The Mosaic Co.	22,200	2,369,628
		17,059,491
TOTAL CHEMICALS		22,652,755
CONSTRUCTION & ENGINEERING - 0.0%
Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc. (a)	1,100	81,202
ELECTRICAL EQUIPMENT - 5.1%
Electrical Components & Equipment - 4.4%
Energy Conversion Devices, Inc. (a)	100	7,517
Evergreen Solar, Inc. (a)	1,010,300	9,527,129
First Solar, Inc. (a)	51,800	14,330,470
JA Solar Holdings Co. Ltd. ADR (a)	818,500	14,593,855
Q-Cells AG (a)(d)	147,500	14,858,480
Renewable Energy Corp. AS (a)	345,800	10,744,081
Sunpower Corp. Class A (a)(d)	242,700	23,675,385
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	353,700	16,910,397
		104,647,314
Heavy Electrical Equipment - 0.7%
Areva (investment certificates)(non-vtg.)	900	908,811
Vestas Wind Systems AS (a)	110,100	14,986,663
		15,895,474
TOTAL ELECTRICAL EQUIPMENT		120,542,788
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Itron, Inc. (a)	34,700	3,594,226
ENERGY EQUIPMENT & SERVICES - 26.3%
Oil & Gas Drilling - 8.0%
Atwood Oceanics, Inc. (a)	391,200	15,906,192
Diamond Offshore Drilling, Inc.	100	10,991
ENSCO International, Inc.	226,600	15,358,948
Helmerich & Payne, Inc.	217,400	12,417,888
Hercules Offshore, Inc. (a)	595,894	13,151,381
Nabors Industries Ltd. (a)	1,884,000	67,070,400
Noble Corp.	245,200	12,331,108

	Shares	Value
Patterson-UTI Energy, Inc.	986,600	$ 28,039,172
Rowan Companies, Inc.	487,500	18,008,250
Transocean, Inc. (a)	45,620	5,802,864
		188,097,194
Oil & Gas Equipment & Services - 18.3%
Baker Hughes, Inc.	90	7,201
BJ Services Co.	985,900	26,471,415
Cameron International Corp. (a)	100	4,659
Complete Production Services, Inc. (a)	337,500	9,973,125
Dril-Quip, Inc. (a)	46,000	2,530,460
Exterran Holdings, Inc. (a)	110,750	5,062,383
FMC Technologies, Inc. (a)	313,600	16,796,416
Fugro NV (Certificaten Van Aandelen) unit	154,227	11,936,596
Global Industries Ltd. (a)	127,800	1,235,826
Halliburton Co.	1,146,800	50,390,392
NATCO Group, Inc. Class A (a)	147,309	7,467,093
National Oilwell Varco, Inc. (a)	1,263,822	93,181,596
Oil States International, Inc. (a)	4,400	244,772
ProSafe ASA	900,000	8,131,730
Schlumberger Ltd. (NY Shares)	938,352	88,411,525
Smith International, Inc.	508,700	35,456,390
Superior Energy Services, Inc. (a)	194,000	9,125,760
Tenaris SA sponsored ADR	140,300	7,673,007
Tidewater, Inc.	100	6,067
TSC Offshore Group Ltd. (a)	3,250,000	941,112
Weatherford International Ltd. (a)	1,428,280	55,103,042
		430,150,567
TOTAL ENERGY EQUIPMENT & SERVICES		618,247,761
FOOD PRODUCTS - 0.0%
Agricultural Products - 0.0%
Archer Daniels Midland Co.	3,100	78,926
GAS UTILITIES - 0.0%
Gas Utilities - 0.0%
Zhongyu Gas Holdings Ltd. (a)	12,744,000	1,045,045
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.3%
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc. (a)	159,070	5,987,395
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
McDermott International, Inc. (a)	100	3,473
MACHINERY - 0.4%
Construction & Farm Machinery & Heavy Trucks - 0.0%
Joy Global, Inc.	50	3,552
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - 0.4%
John Bean Technologies Corp. (a)(d)	10,184	$ 132,392
Vallourec SA	29,600	8,286,601
		8,418,993
TOTAL MACHINERY		8,422,545
METALS & MINING - 11.8%
Aluminum - 1.5%
Alcoa, Inc.	739,400	23,756,922
Century Aluminum Co. (a)	240,500	11,726,780
		35,483,702
Diversified Metals & Mining - 1.4%
Compass Minerals International, Inc.	172,366	11,939,793
Freeport-McMoRan Copper & Gold, Inc. Class B	205,867	18,388,040
RTI International Metals, Inc. (a)	38	1,285
Teck Cominco Ltd. Class B (sub. vtg.)	3,400	142,026
Timminco Ltd. (a)	198,500	2,785,112
Titanium Metals Corp.	76	1,095
		33,257,351
Gold - 6.8%
Agnico-Eagle Mines Ltd.	117,300	6,732,365
Barrick Gold Corp.	801,400	27,884,298
Eldorado Gold Corp. (a)	1,530,500	12,163,868
Gold Fields Ltd. sponsored ADR	653,000	5,942,300
Goldcorp, Inc.	676,500	23,009,727
Harmony Gold Mining Co. Ltd. sponsored ADR (a)	401,100	3,493,581
IAMGOLD Corp.	1,205,500	7,946,231
Kinross Gold Corp.	256,167	4,221,406
Lihir Gold Ltd. (a)	4,167,781	8,552,014
Newcrest Mining Ltd.	670,559	15,774,411
Newmont Mining Corp.	555,100	25,035,010
Randgold Resources Ltd. sponsored ADR	291,600	12,798,324
Royal Gold, Inc.	74,200	2,575,482
Yamana Gold, Inc.	330,000	3,582,937
		159,711,954
Precious Metals & Minerals - 0.3%
Aquarius Platinum Ltd. (United Kingdom)	734,500	6,592,373
Shore Gold, Inc. (a)	221,300	310,501
		6,902,874
Steel - 1.8%
Allegheny Technologies, Inc.	900	44,100
ArcelorMittal SA (NY Shares) Class A	91,100	7,162,282
Hitachi Metals Ltd.	10,000	148,493
Nucor Corp. (d)	321,100	16,857,750
United States Steel Corp. (d)	134,800	17,937,836
		42,150,461
TOTAL METALS & MINING		277,506,342

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 54.0%
Coal & Consumable Fuels - 6.6%
Alpha Natural Resources, Inc. (a)	16,400	$ 1,625,240
Arch Coal, Inc.	519,800	28,193,952
CONSOL Energy, Inc. (d)	344,100	23,299,011
Foundation Coal Holdings, Inc.	178,800	10,576,020
International Coal Group, Inc. (a)	218,100	2,231,163
Natural Resource Partners LP	39,500	1,370,255
Peabody Energy Corp. (d)	1,301,900	81,954,605
USEC, Inc. (a)	1,600	9,216
Walter Industries, Inc.	69,300	6,500,340
		155,759,802
Integrated Oil & Gas - 11.2%
Chevron Corp.	2,700	233,064
ConocoPhillips	1,315,630	108,552,634
Exxon Mobil Corp.	3,600	288,036
Hess Corp.	473,500	49,580,185
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	600	64,629
Occidental Petroleum Corp.	731,500	58,051,840
Petro-Canada	100	4,421
Suncor Energy, Inc.	804,800	46,077,348
		262,852,157
Oil & Gas Exploration & Production - 28.5%
American Oil & Gas, Inc. NV (a)	162,600	466,662
Anadarko Petroleum Corp.	1,800	111,114
Cabot Oil & Gas Corp.	831,400	36,947,416
Canadian Natural Resources Ltd.	934,100	79,727,693
Chesapeake Energy Corp.	1,411,300	68,306,920
Comstock Resources, Inc. (a)	285,200	18,520,888
Concho Resources, Inc.	478,300	15,626,061
Continental Resources, Inc. (a)	295,900	14,845,303
Denbury Resources, Inc. (a)	967,700	24,086,053
Devon Energy Corp.	800	81,640
EnCana Corp.	358,984	26,979,154
Encore Acquisition Co. (a)	258,900	13,348,884
EOG Resources, Inc.	1,700	177,514
EXCO Resources, Inc. (a)	483,000	12,789,840
Forest Oil Corp. (a)	331,791	18,885,544
GMX Resources, Inc. (a)(d)	75,300	5,108,352
Goodrich Petroleum Corp. (a)	4,300	218,655
Mariner Energy, Inc. (a)	124	3,607
Newfield Exploration Co. (a)	265,400	12,001,388
Nexen, Inc.	1,165,000	36,509,440
Oil Search Ltd.	1,368,486	7,049,482
OPTI Canada, Inc. (a)	188,100	3,409,694
Penn Virginia Corp.	230,300	15,241,254
Penn West Energy Trust	62,800	1,843,285
Petrobank Energy & Resources Ltd. (a)	50,000	2,208,202
Petrohawk Energy Corp. (a)	2,224,740	76,998,251
Petroquest Energy, Inc. (a)	247,700	4,579,973
Plains Exploration & Production Co. (a)	810,619	43,692,364
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Quicksilver Resources, Inc. (a)	191,700	$ 4,637,223
Range Resources Corp.	892,173	41,414,671
SandRidge Energy, Inc.	217,300	7,605,500
Southwestern Energy Co. (a)	1,669,100	64,043,367
Talisman Energy, Inc.	638,000	11,276,670
Vanguard Natural Resources LLC	11,200	177,632
		668,919,696
Oil & Gas Refining & Marketing - 6.5%
Frontier Oil Corp.	460,500	8,919,885
Holly Corp.	89,300	2,857,600
Neste Oil Oyj	2,600	62,169
Petroplus Holdings AG	216,924	9,967,630
Sunoco, Inc. (d)	906,500	40,230,470
Tesoro Corp.	1,632,500	30,282,875
Valero Energy Corp.	1,663,188	57,812,415
Western Refining, Inc. (d)	212,900	1,924,616
		152,057,660
Oil & Gas Storage & Transport - 1.2%
Williams Companies, Inc.	910,500	28,125,345
TOTAL OIL, GAS & CONSUMABLE FUELS		1,267,714,660
PAPER & FOREST PRODUCTS - 0.0%
Forest Products - 0.0%
Weyerhaeuser Co.	100	5,549

	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
Real Estate Management & Development - 0.0%
Forestar Real Estate Group, Inc. (a)	19,966	$ 402,515
TOTAL COMMON STOCKS (Cost $2,095,682,337)		2,326,285,182
Money Market Funds - 2.1%

Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c) (Cost $47,708,152)	47,708,152	47,708,152
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $2,143,390,489)		2,373,993,334
NET OTHER ASSETS - (1.2)%		(27,022,105)
NET ASSETS - 100%		$ 2,346,971,229
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 253,477
Fidelity Securities Lending Cash Central Fund	367,323
Total	$ 620,800
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	2,373,993,334	2,373,619,277	374,057	-
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	74.5%
Canada	12.7%
Netherlands Antilles	3.8%
Cayman Islands	2.0%
Others (individually less than 1%)	7.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Natural Resources Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $46,522,782) - See accompanying schedule: Unaffiliated issuers (cost $2,095,682,337)	$ 2,326,285,182
Fidelity Central Funds (cost $47,708,152)	47,708,152
Total Investments (cost $2,143,390,489)		$ 2,373,993,334
Cash		9,955
Receivable for investments sold		68,945,492
Receivable for fund shares sold		3,600,534
Dividends receivable		2,313,461
Distributions receivable from Fidelity Central Funds		97,652
Prepaid expenses		1,721
Other receivables		14,800
Total assets		2,448,976,949

Liabilities
Payable for investments purchased	$ 2,290,159
Payable for fund shares redeemed	5,586,789
Accrued management fee	1,107,989
Notes payable to affiliates	44,626,000
Other affiliated payables	576,625
Other payables and accrued expenses	110,006
Collateral on securities loaned, at value	47,708,152
Total liabilities		102,005,720

Net Assets		$ 2,346,971,229
Net Assets consist of:
Paid in capital		$ 1,941,982,601
Accumulated net investment loss		(423,348)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		174,812,973
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		230,599,003
Net Assets, for 63,478,892 shares outstanding		$ 2,346,971,229
Net Asset Value, offering price and redemption price per share ($2,346,971,229 ÷ 63,478,892 shares)		$ 36.97

Statement of Operations

Six months ended August 31, 2008 (Unaudited)
Investment Income
Dividends		$ 10,276,263
Interest		2,422
Income from Fidelity Central Funds (including $367,323 from security lending)		620,800
Total income		10,899,485

Expenses
Management fee	$ 7,553,891
Transfer agent fees	2,956,043
Accounting and security lending fees	406,424
Custodian fees and expenses	69,400
Independent trustees' compensation	5,799
Registration fees	111,288
Audit	22,898
Legal	5,401
Interest	29,881
Miscellaneous	134,955
Total expenses before reductions	11,295,980
Expense reductions	(98,219)	11,197,761
Net investment income (loss)		(298,276)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	179,381,244
Foreign currency transactions	(74,105)
Total net realized gain (loss)		179,307,139
Change in net unrealized appreciation (depreciation) on: Investment securities	(342,423,184)
Assets and liabilities in foreign currencies	(5,421)
Total change in net unrealized appreciation (depreciation)		(342,428,605)
Net gain (loss)		(163,121,466)
Net increase (decrease) in net assets resulting from operations		$ (163,419,742)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (298,276)	$ 1,594,233
Net realized gain (loss)	179,307,139	88,028,067
Change in net unrealized appreciation (depreciation)	(342,428,605)	394,031,730
Net increase (decrease) in net assets resulting from operations	(163,419,742)	483,654,030
Distributions to shareholders from net investment income	(636,818)	(1,264,149)
Distributions to shareholders from net realized gain	(30,567,246)	(70,917,949)
Total distributions	(31,204,064)	(72,182,098)
Share transactions Proceeds from sales of shares	989,664,440	1,775,253,829
Reinvestment of distributions	30,006,725	69,411,696
Cost of shares redeemed	(906,738,083)	(786,519,744)
Net increase (decrease) in net assets resulting from share transactions	112,933,082	1,058,145,781
Redemption fees	286,986	314,569
Total increase (decrease) in net assets	(81,403,738)	1,469,932,282

Net Assets
Beginning of period	2,428,374,967	958,442,685
End of period (including accumulated net investment loss of $423,348 and undistributed net investment income of $700,062, respectively)	$ 2,346,971,229	$ 2,428,374,967
Other Information Shares
Sold	23,909,566	49,318,162
Issued in reinvestment of distributions	769,798	1,934,801
Redeemed	(23,473,374)	(22,315,817)
Net increase (decrease)	1,205,990	28,937,146

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 I

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 39.00	$ 28.75	$ 25.87	$ 20.07	$ 14.90	$ 11.04
Income from Investment Operations
Net investment income (loss) E	- J	.03	.08	.05	.09	.03
Net realized and unrealized gain (loss)	(1.54)	11.74	3.81	6.72	5.42	3.82
Total from investment operations	(1.54)	11.77	3.89	6.77	5.51	3.85
Distributions from net investment income	(.01)	(.03)	(.07)	(.04)	(.07)	-
Distributions from net realized gain	(.48)	(1.50)	(.95)	(.95)	(.28)	-
Total distributions	(.49)	(1.53)	(1.02)	(.99)	(.35)	-
Redemption fees added to paid in capital E	- J	.01	.01	.02	.01	.01
Net asset value, end of period	$ 36.97	$ 39.00	$ 28.75	$ 25.87	$ 20.07	$ 14.90
Total Return B,C,D	(4.01)%	41.62%	15.18%	34.50%	37.51%	34.96%
Ratios to Average Net Assets F,H
Expenses before reductions	.83% A	.85%	.93%	.99%	1.04%	1.59%
Expenses net of fee waivers, if any	.83% A	.85%	.93%	.99%	1.04%	1.59%
Expenses net of all reductions	.83% A	.85%	.92%	.93%	1.00%	1.59%
Net investment income (loss)	(.02)% A	.09%	.31%	.21%	.55%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,346,971	$ 2,428,375	$ 958,443	$ 880,840	$ 308,695	$ 76,778
Portfolio turnover rate G	113% A	44%	116%	119%	101%	32%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

Energy Portfolio, Energy Service Portfolio, Natural Gas Portfolio, and Natural Resources Portfolio, (the Funds) are funds of Fidelity Select Portfolios (the trust). Energy Portfolio, Energy Service Portfolio, and Natural Gas Portfolio are non-diversified funds. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. The Natural Resources Portfolio may also invest in certain precious metals. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, Certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Energy Portfolio	$ 2,591,452,706	$ 791,223,168	$ (261,850,930)	$ 529,372,238
Energy Service Portfolio	1,834,892,772	794,108,612	(87,354,938)	706,753,674
Natural Gas Portfolio	1,825,451,355	357,430,451	(229,727,361)	127,703,090
Natural Resources Portfolio	2,151,417,766	459,962,732	(237,387,164)	222,575,568

Trading (Redemption) Fees. Shares in the Funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Energy Portfolio	1,908,681,014	1,919,629,577
Energy Service Portfolio	984,770,970	971,063,608
Natural Gas Portfolio	1,231,343,611	685,233,268
Natural Resources Portfolio	1,581,181,427	1,498,721,976

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Energy Portfolio	.30%	.26%	.56%
Energy Service Portfolio	.30%	.26%	.56%
Natural Gas Portfolio	.30%	.26%	.56%
Natural Resources Portfolio	.30%	.26%	.56%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Energy Portfolio	.21%
Energy Service Portfolio	.19%
Natural Gas Portfolio	.22%
Natural Resources Portfolio	.22%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Energy Portfolio	$ 6,938
Energy Service Portfolio	7,646
Natural Gas Portfolio	13,700
Natural Resources Portfolio	6,927

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Natural Resources Portfolio's open loans, including accrued

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

interest, at period end are presented under the caption "Notes Payable to Affiliates" in the Statement of Assets and Liabilities. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Energy Portfolio	Borrower	$ 10,816,000	2.24%	$ 12,777
Energy Service Portfolio	Borrower	8,962,389	2.30%	20,630
Natural Gas Portfolio	Borrower	20,269,387	2.21%	38,646
Natural Resources Portfolio	Borrower	16,509,310	2.25%	29,881

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Energy Portfolio	$ 2,223
Energy Service Portfolio	1,637
Natural Gas Portfolio	1,293
Natural Resources Portfolio	1,731

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Natural Gas Portfolio	$ 9,686,000	2.34%	$ 1,888

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian

Semiannual Report

10. Expense Reductions - continued

and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody expense reduction	Transfer Agent expense reduction

Energy Portfolio	$ 70,734	$ 1,468	$ 7,696
Energy Service Portfolio	33,716	-	5,268
Natural Gas Portfolio	36,517	6,097	3,780
Natural Resources Portfolio	85,298	-	12,921

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid each fund the following amounts, which is recorded in each applicable Fund's accompanying Statement of Operations:

Energy Portfolio	$ 36,056
Energy Service Portfolio	38,619
Natural Gas Portfolio	59,116
Natural Resources Portfolio	11,884

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Subsequent to period end, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. During this period, the Energy Portfolio had outstanding securities trades with counterparties affiliated with LBHI. As a result of these events, LBHI's affiliates are unable to fulfill their commitments and, in certain cases, the Energy Portfolio may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Energy Portfolio relating to these events is immaterial.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 19, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	13,113,976,696.73	94.453
Withheld	770,153,401.43	5.547
TOTAL	13,884,130,098.16	100.000
Dennis J. Dirks
Affirmative	13,168,641,748.82	94.847
Withheld	715,488,349.34	5.153
TOTAL	13,884,130,098.16	100.000
Edward C. Johnson 3d
Affirmative	13,067,153,008.01	94.116
Withheld	816,977,090.15	5.884
TOTAL	13,884,130,098.16	100.000
Alan J. Lacy
Affirmative	13,157,857,950.99	94.769
Withheld	726,272,147.17	5.231
TOTAL	13,884,130,098.16	100.000
Ned C. Lautenbach
Affirmative	13,143,644,424.95	94.667
Withheld	740,485,673.21	5.333
TOTAL	13,884,130,098.16	100.000
Joseph Mauriello
Affirmative	13,154,116,065.58	94.742
Withheld	730,014,032.58	5.258
TOTAL	13,884,130,098.16	100.000
Cornelia M. Small
Affirmative	13,156,092,259.88	94.756
Withheld	728,037,838.28	5.244
TOTAL	13,884,130,098.16	100.000
William S. Stavropoulos
Affirmative	13,112,639,067.26	94.443
Withheld	771,491,030.90	5.557
TOTAL	13,884,130,098.16	100.000
David M. Thomas
Affirmative	13,162,301,260.43	94.801
Withheld	721,828,837.73	5.199
TOTAL	13,884,130,098.16	100.000
Michael E. Wiley
Affirmative	13,161,946,104.44	94.798
Withheld	722,183,993.72	5.202
TOTAL	13,884,130,098.16	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	9,888,405,498.50	71.221
Against	2,171,839,353.81	15.643
Abstain	699,607,061.81	5.039
Broker Non-Votes	1,124,278,184.04	8.097
TOTAL	13,884,130,098.16	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Energy
Select Energy Service
Select Natural Gas
Select Natural Resources

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to each fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a third-party-sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Energy Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

Semiannual Report

Energy Service Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

Natural Gas Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Natural Resources Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG%" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG% of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Energy Portfolio

Energy Service Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Natural Gas Portfolio

Natural Resources Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SELNR-USAN-1008
1.813653.103

Fidelity®
Select Portfolios®
Financials Sector

Select Banking Portfolio

Select Brokerage and Investment Management Portfolio

Select Financial Services Portfolio

Select Home Finance Portfolio

Select Insurance Portfolio

Semiannual Report

August 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3
Shareholder Expense Example	4
Fund Updates*
Financials Sector
Banking	5
Brokerage and Investment Management	10
Financial Services	16
Home Finance	22
Insurance	27
Notes to Financial Statements	32
Proxy Voting Results	37
Board Approval of Investment Advisory Contracts and Management Fees	38

* Fund updates for each Select Portfolio include: Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Banking Portfolio
Actual	$ 1,000.00	$ 870.80	$ 4.39
HypotheticalA	$ 1,000.00	$ 1,020.52	$ 4.74
Brokerage and Investment Management Portfolio
Actual	$ 1,000.00	$ 903.00	$ 4.27
HypotheticalA	$ 1,000.00	$ 1,020.72	$ 4.53
Financial Services Portfolio
Actual	$ 1,000.00	$ 837.80	$ 4.31
HypotheticalA	$ 1,000.00	$ 1,020.52	$ 4.74
Home Finance Portfolio
Actual	$ 1,000.00	$ 712.00	$ 4.32
HypotheticalA	$ 1,000.00	$ 1,020.16	$ 5.09
Insurance Portfolio
Actual	$ 1,000.00	$ 835.40	$ 4.49
HypotheticalA	$ 1,000.00	$ 1,020.32	$ 4.94

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Banking Portfolio	.93%
Brokerage and Investment Management Portfolio	.89%
Financial Services Portfolio	.93%
Home Finance Portfolio	1.00%
Insurance Portfolio	.97%

Semiannual Report

Select Banking Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co.	15.1	14.2
Wachovia Corp.	10.3	7.2
Fifth Third Bancorp	5.3	1.8
Bank of America Corp.	5.1	0.9
U.S. Bancorp, Delaware	5.0	6.0
PNC Financial Services Group, Inc.	4.9	4.3
SunTrust Banks, Inc.	4.5	3.9
Hudson City Bancorp, Inc.	4.2	2.1
KeyCorp	3.3	0.0
People's United Financial, Inc.	2.7	0.7
	60.4
Top Industries (% of fund's net assets)
As of August 31, 2008
Commercial Banks	69.1%
Thrifts & Mortgage Finance	10.3%
Diversified Financial Services	5.4%
Capital Markets	2.9%
Real Estate Investment Trusts	2.0%
All Others*	10.3%

As of February 29, 2008
Commercial Banks	69.3%
Thrifts & Mortgage Finance	16.3%
Diversified Financial Services	4.1%
Capital Markets	3.6%
Real Estate Investment Trusts	1.2%
All Others*	5.5%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Banking Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.4%
	Shares	Value
CAPITAL MARKETS - 2.9%
Asset Management & Custody Banks - 2.9%
Bank of New York Mellon Corp.	135,603	$ 4,693,220
Northern Trust Corp.	23,800	1,913,282
State Street Corp.	26,473	1,791,428
		8,397,930
COMMERCIAL BANKS - 68.7%
Diversified Banks - 31.7%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	207,400	3,753,940
U.S. Bancorp, Delaware (c)	444,800	14,171,328
Wachovia Corp. (c)	1,848,892	29,378,894
Wells Fargo & Co. (c)	1,422,356	43,054,715
		90,358,877
Regional Banks - 37.0%
Associated Banc-Corp. (c)	202,220	3,538,850
Bank of Hawaii Corp.	94,200	4,981,296
BB&T Corp. (c)	208,042	6,241,260
BOK Financial Corp.	59,500	2,591,820
Boston Private Financial Holdings, Inc. (c)	48,900	437,166
Capitol Bancorp Ltd. (c)	141,900	2,181,003
City National Corp.	77,900	3,855,271
Cullen/Frost Bankers, Inc.	66,600	3,708,288
East West Bancorp, Inc. (c)	190,300	2,373,041
Fifth Third Bancorp (c)	950,200	14,994,156
Glacier Bancorp, Inc.	192,800	4,110,496
Huntington Bancshares, Inc. (c)	906,100	6,632,652
KeyCorp	792,500	9,517,925
Marshall & Ilsley Corp.	87,200	1,342,880
National City Corp. (c)	472,900	2,383,416
PacWest Bancorp (c)	140,800	3,193,344
PNC Financial Services Group, Inc.	193,200	13,900,740
SunTrust Banks, Inc. (c)	305,148	12,782,650
Synovus Financial Corp.	73,600	677,120
UCBH Holdings, Inc. (c)	410,400	2,400,840
Umpqua Holdings Corp. (c)	184,500	2,575,620
Wintrust Financial Corp.	43,800	1,018,350
		105,438,184
TOTAL COMMERCIAL BANKS		195,797,061
DIVERSIFIED FINANCIAL SERVICES - 5.4%
Other Diversifed Financial Services - 5.1%
Bank of America Corp.	461,941	14,384,843
Specialized Finance - 0.3%
KKR Financial Holdings LLC	97,900	918,302
TOTAL DIVERSIFIED FINANCIAL SERVICES		15,303,145

	Shares	Value
IT SERVICES - 1.1%
Data Processing & Outsourced Services - 1.1%
Visa, Inc.	40,700	$ 3,089,130
REAL ESTATE INVESTMENT TRUSTS - 2.0%
Mortgage REITs - 2.0%
Annaly Capital Management, Inc.	302,500	4,525,400
CapitalSource, Inc.	100,900	1,269,322
		5,794,722
THRIFTS & MORTGAGE FINANCE - 10.3%
Thrifts & Mortgage Finance - 10.3%
Astoria Financial Corp.	165,800	3,622,730
Bank Mutual Corp.	193,100	2,326,855
Hudson City Bancorp, Inc. (c)	644,800	11,890,112
People's United Financial, Inc.	438,090	7,850,573
Washington Federal, Inc. (c)	219,600	3,783,708
		29,473,978
TOTAL COMMON STOCKS (Cost $283,885,112)		257,855,966
Convertible Preferred Stocks - 0.4%

COMMERCIAL BANKS - 0.4%
Regional Banks - 0.4%
National City Corp. (Cost $1,100,000)	11	1,108,800
Money Market Funds - 39.6%

Fidelity Cash Central Fund, 2.31% (a)	24,685,761	24,685,761
Fidelity Securities Lending Cash Central Fund, 2.35% (a)(b)	88,130,775	88,130,775
TOTAL MONEY MARKET FUNDS (Cost $112,816,536)		112,816,536
TOTAL INVESTMENT PORTFOLIO - 130.4% (Cost $397,801,648)		371,781,302
NET OTHER ASSETS - (30.4)%		(86,680,099)
NET ASSETS - 100%		$ 285,101,203
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 281,009
Fidelity Securities Lending Cash Central Fund	431,047
Total	$ 712,056
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	371,781,302	371,781,302	-	-

See accompanying notes which are an integral part of the financial statements.

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Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $85,346,148) - See accompanying schedule: Unaffiliated issuers (cost $284,985,112)	$ 258,964,766
Fidelity Central Funds (cost $112,816,536)	112,816,536
Total Investments (cost $397,801,648)		$ 371,781,302
Cash		552,453
Receivable for fund shares sold		690,314
Dividends receivable		1,068,158
Distributions receivable from Fidelity Central Funds		146,766
Prepaid expenses		238
Other receivables		26,979
Total assets		374,266,210

Liabilities
Payable for investments purchased	$ 552,643
Payable for fund shares redeemed	257,536
Accrued management fee	128,974
Other affiliated payables	67,163
Other payables and accrued expenses	27,916
Collateral on securities loaned, at value	88,130,775
Total liabilities		89,165,007

Net Assets		$ 285,101,203
Net Assets consist of:
Paid in capital		$ 364,928,339
Undistributed net investment income		4,949,202
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(58,755,561)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(26,020,777)
Net Assets, for 14,821,097 shares outstanding		$ 285,101,203
Net Asset Value, offering price and redemption price per share ($285,101,203 ÷ 14,821,097 shares)		$ 19.24

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 5,567,264
Interest		6,939
Income from Fidelity Central Funds (including $431,047 from security lending)		712,056
Total income		6,286,259

Expenses
Management fee	$ 784,205
Transfer agent fees	370,513
Accounting and security lending fees	63,391
Custodian fees and expenses	15,629
Independent trustees' compensation	469
Registration fees	32,247
Audit	19,518
Legal	721
Miscellaneous	19,453
Total expenses before reductions	1,306,146
Expense reductions	(3,963)	1,302,183
Net investment income (loss)		4,984,076
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $4,920)	(52,227,760)
Investment not meeting investment restrictions	502
Foreign currency transactions	16,974
Total net realized gain (loss)		(52,210,284)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $20)	5,641,600
Assets and liabilities in foreign currencies	(987)
Total change in net unrealized appreciation (depreciation)		5,640,613
Net gain (loss)		(46,569,671)
Net increase (decrease) in net assets resulting from operations		$ (41,585,595)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,984,076	$ 8,098,000
Net realized gain (loss)	(52,210,284)	5,051,569
Change in net unrealized appreciation (depreciation)	5,640,613	(101,443,613)
Net increase (decrease) in net assets resulting from operations	(41,585,595)	(88,294,044)
Distributions to shareholders from net investment income	(1,256,808)	(6,219,747)
Distributions to shareholders from net realized gain	(698,226)	(18,434,254)
Total distributions	(1,955,034)	(24,654,001)
Share transactions Proceeds from sales of shares	138,928,761	182,824,699
Reinvestment of distributions	1,685,861	23,290,627
Cost of shares redeemed	(105,787,260)	(148,714,165)
Net increase (decrease) in net assets resulting from share transactions	34,827,362	57,401,161
Redemption fees	47,937	42,503
Total increase (decrease) in net assets	(8,665,330)	(55,504,381)

Net Assets
Beginning of period	293,766,533	349,270,914
End of period (including undistributed net investment income of $4,949,202 and undistributed net investment income of $3,006,863, respectively)	$ 285,101,203	$ 293,766,533
Other Information Shares
Sold	6,942,243	6,977,204
Issued in reinvestment of distributions	78,595	864,300
Redeemed	(5,408,651)	(5,053,208)
Net increase (decrease)	1,612,187	2,788,296

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 I

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 22.24	$ 33.52	$ 36.71	$ 37.98	$ 40.80	$ 29.86
Income from Investment Operations
Net investment income (loss) E	.36	.81	.78	.76	.67	.52
Net realized and unrealized gain (loss)	(3.22)	(9.57)	2.12	1.82	.54	11.36
Total from investment operations	(2.86)	(8.76)	2.90	2.58	1.21	11.88
Distributions from net investment income	(.09)	(.64)	(.71)	(.62)	(.57)	(.48)
Distributions from net realized gain	(.05)	(1.88)	(5.39)	(3.23)	(3.46)	(.46)
Total distributions	(.14)	(2.52)	(6.10)	(3.85)	(4.03)	(.94)
Redemption fees added to paid in capital E	- J	- J	.01	- J	- J	- J
Net asset value, end of period	$ 19.24	$ 22.24	$ 33.52	$ 36.71	$ 37.98	$ 40.80
Total Return B, C, D	(12.92)%	(27.30)%	8.23%	7.22%	2.68%	40.08%
Ratios to Average Net Assets F, H
Expenses before reductions	.93% A	.91%	.93%	.94%	.95%	1.08%
Expenses net of fee waivers, if any	.93% A	.91%	.93%	.94%	.95%	1.08%
Expenses net of all reductions	.93% A	.90%	.91%	.92%	.94%	1.07%
Net investment income (loss)	3.54% A	2.75%	2.15%	2.04%	1.70%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 285,101	$ 293,767	$ 349,271	$ 367,009	$ 475,509	$ 489,376
Portfolio turnover rate G	144% A	86%	112%	70%	51%	28%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

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Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Visa, Inc.	6.9	0.0
Morgan Stanley	5.6	0.4
EFG International	5.5	4.7
MF Global Ltd.	4.7	0.3
Julius Baer Holding AG	4.5	5.7
Och-Ziff Capital Management Group LLC Class A	4.2	0.2
Bank Sarasin & Co. Ltd. Series B (Reg.)	4.0	5.3
GFI Group, Inc.	2.8	0.1
FCStone Group, Inc.	2.7	0.0
Bank of New York Mellon Corp.	2.3	2.5
	43.2
Top Industries (% of fund's net assets)
As of August 31, 2008
Capital Markets	61.8%
IT Services	11.2%
Diversified Financial Services	3.5%
Insurance	1.5%
Commercial Banks	0.3%
All Others*	21.7%

As of February 29, 2008
Capital Markets	62.9%
IT Services	9.3%
Insurance	5.9%
Diversified Financial Services	5.2%
Real Estate Investment Trusts	1.2%
All Others*	15.5%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

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Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 78.7%
	Shares	Value
CAPITAL MARKETS - 61.8%
Asset Management & Custody Banks - 35.4%
A.F.P. Provida SA sponsored ADR	450,501	$ 12,758,188
Affiliated Managers Group, Inc. (a)	1,000	95,220
AllianceBernstein Holding LP	1,200	65,076
American Capital Ltd. (d)	20,000	434,800
Ameriprise Financial, Inc.	900	40,455
Ashmore Group PLC	606,700	2,833,228
Bank of New York Mellon Corp.	403,705	13,972,230
Bank Sarasin & Co. Ltd. Series B (Reg.)	567,174	24,464,916
BlueBay Asset Management (d)	738,597	3,341,493
EFG International	1,101,035	33,494,980
Fortress Investment Group LLC	208,696	2,097,395
Franklin Resources, Inc.	78,319	8,184,336
Gluskin Sheff + Associates, Inc.	68,500	1,240,412
Invesco Ltd.	477,500	12,238,325
Janus Capital Group, Inc. (d)	257,900	6,955,563
Julius Baer Holding AG	457,373	27,952,418
KKR Private Equity Investors, LP Restricted Depositary Units (e)	104,600	1,280,377
Legg Mason, Inc.	948	42,214
Man Group PLC	497,000	5,153,620
Northern Trust Corp.	100,700	8,095,273
Och-Ziff Capital Management Group LLC Class A (d)	1,435,487	25,623,443
Patriot Capital Funding, Inc.	227,500	1,688,050
State Street Corp.	87,566	5,925,591
T. Rowe Price Group, Inc.	48,900	2,902,704
The Blackstone Group LP	383,200	6,851,616
U.S. Global Investments, Inc. Class A (d)	690,817	9,775,061
		217,506,984
Diversified Capital Markets - 0.5%
Credit Suisse Group sponsored ADR	60,800	2,819,904
UBS AG (NY Shares)	5,985	131,012
		2,950,916
Investment Banking & Brokerage - 25.9%
Charles Schwab Corp.	268,100	6,431,719
Cowen Group, Inc. (a)	3,400	31,212
E*TRADE Financial Corp. (a)	100	320
Evercore Partners, Inc. Class A	583,040	7,731,110
FCStone Group, Inc. (a)	795,800	16,640,178
GFI Group, Inc.	1,487,411	17,253,968
Goldman Sachs Group, Inc. (d)	28,300	4,640,351
Greenhill & Co., Inc. (d)	201,500	13,319,150
Jefferies Group, Inc. (d)	139,900	2,687,479
Lazard Ltd. Class A	210,400	8,918,856
Lehman Brothers Holdings, Inc.	15,100	242,959
Merrill Lynch & Co., Inc.	23,800	674,730
MF Global Ltd. (a)	3,896,201	28,715,001
Morgan Stanley	838,400	34,231,872
Nomura Holdings, Inc. sponsored ADR (d)	524,126	6,981,358

	Shares	Value
optionsXpress Holdings, Inc.	124,393	$ 2,869,747
Piper Jaffray Companies (a)	41,600	1,581,216
SWS Group, Inc.	102,400	2,066,432
TD Ameritrade Holding Corp. (a)	649	13,259
Thomas Weisel Partners Group, Inc. (a)	614,385	3,760,036
TradeStation Group, Inc. (a)	2,113	21,215
		158,812,168
TOTAL CAPITAL MARKETS		379,270,068
COMMERCIAL BANKS - 0.3%
Diversified Banks - 0.3%
Barclays PLC	8,200	52,458
BBVA Banco Frances SA sponsored ADR (d)	19,400	111,744
Industrial & Commercial Bank of China	756,000	524,045
Uniao de Bancos Brasileiros SA (Unibanco) GDR	2,400	286,944
Wells Fargo & Co.	33,000	998,910
		1,974,101
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Diversified Commercial & Professional Services - 0.3%
Equifax, Inc.	53,900	1,904,287
DIVERSIFIED FINANCIAL SERVICES - 3.5%
Other Diversifed Financial Services - 0.0%
Citigroup, Inc.	11,700	222,183
Specialized Finance - 3.5%
BM&F BOVESPA SA	42,745	327,275
Bursa Malaysia Bhd	642,400	1,306,191
Climate Exchange PLC (a)	5,700	207,130
CME Group, Inc.	35,970	12,063,619
Deutsche Boerse AG	2,100	199,684
IntercontinentalExchange, Inc. (a)	10,412	916,568
JSE Ltd.	901,700	6,149,951
		21,170,418
TOTAL DIVERSIFIED FINANCIAL SERVICES		21,392,601
INSURANCE - 1.5%
Life & Health Insurance - 0.2%
Principal Financial Group, Inc.	25,900	1,185,961
Property & Casualty Insurance - 1.3%
Fidelity National Financial, Inc. Class A	181,000	2,539,430
LandAmerica Financial Group, Inc. (d)	47,329	811,219
Stewart Information Services Corp.	46,600	871,886
The First American Corp.	148,500	3,752,595
		7,975,130
TOTAL INSURANCE		9,161,091
Common Stocks - continued
	Shares	Value
IT SERVICES - 11.2%
Data Processing & Outsourced Services - 11.2%
CyberSource Corp. (a)	420,000	$ 7,215,600
Fiserv, Inc. (a)	259,835	13,475,043
MasterCard, Inc. Class A	1,200	291,060
Online Resources Corp. (a)	514,900	4,484,779
VeriFone Holdings, Inc. (a)(d)	25,102	506,056
Visa, Inc.	559,000	42,428,100
		68,400,638
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Mortgage REITs - 0.1%
Annaly Capital Management, Inc.	19,900	297,704
SOFTWARE - 0.0%
Application Software - 0.0%
EPIQ Systems, Inc. (a)	5,300	59,837
TOTAL COMMON STOCKS (Cost $478,510,714)		482,460,327
Money Market Funds - 27.6%

Fidelity Cash Central Fund, 2.31% (b)	124,378,119	124,378,119
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	45,104,905	45,104,905
TOTAL MONEY MARKET FUNDS (Cost $169,483,024)		169,483,024
Cash Equivalents - 0.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 2.01%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Treasury Obligations) # (Cost $4,916,000)	$ 4,917,098	$ 4,916,000
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $652,909,738)	656,859,351
NET OTHER ASSETS - (7.1)%	(43,399,179)
NET ASSETS - 100%	$ 613,460,172
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,280,377 or 0.2% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$4,916,000 due 9/02/08 at 2.01%
BNP Paribas Securities Corp.	$ 782,599
Banc of America Securities LLC	1,001,992
Deutsche Bank Securities, Inc.	2,129,417
ING Financial Markets LLC	500,996
J.P. Morgan Securities, Inc.	500,996
$ 4,916,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,162,208
Fidelity Securities Lending Cash Central Fund	1,118,587
Total	$ 2,280,795
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	656,859,351	651,890,893	4,968,458	-
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	70.5%
Switzerland	14.5%
Bermuda	8.2%
Chile	2.1%
United Kingdom	2.0%
Japan	1.1%
South Africa	1.0%
Others (individually less than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

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Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $43,896,439 and repurchase agreements of $4,916,000) - See accompanying schedule: Unaffiliated issuers (cost $483,426,714)	$ 487,376,327
Fidelity Central Funds (cost $169,483,024)	169,483,024
Total Investments (cost $652,909,738)		$ 656,859,351
Cash		1,884,545
Receivable for investments sold		727,046
Receivable for fund shares sold		560,812
Dividends receivable		712,863
Distributions receivable from Fidelity Central Funds		415,289
Prepaid expenses		750
Other receivables		60,618
Total assets		661,221,274

Liabilities
Payable for investments purchased	$ 1,884,503
Payable for fund shares redeemed	290,249
Accrued management fee	283,331
Other affiliated payables	151,565
Other payables and accrued expenses	46,549
Collateral on securities loaned, at value	45,104,905
Total liabilities		47,761,102

Net Assets		$ 613,460,172
Net Assets consist of:
Paid in capital		$ 693,085,458
Undistributed net investment income		6,063,045
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(89,622,540)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,934,209
Net Assets, for 11,965,769 shares outstanding		$ 613,460,172
Net Asset Value, offering price and redemption price per share ($613,460,172 ÷ 11,965,769 shares)		$ 51.27

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 6,663,257
Interest		37,089
Income from Fidelity Central Funds (including $1,118,587 from security lending)		2,280,795
Total income		8,981,141

Expenses
Management fee	$ 1,817,560
Transfer agent fees	825,864
Accounting and security lending fees	128,247
Custodian fees and expenses	36,686
Independent trustees' compensation	1,454
Registration fees	32,141
Audit	17,378
Legal	1,862
Miscellaneous	52,974
Total expenses before reductions	2,914,166
Expense reductions	(25,936)	2,888,230
Net investment income (loss)		6,092,911
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(74,172,832)
Investment not meeting investment restrictions	25,567
Foreign currency transactions	(113,140)
Payment from investment advisor for loss on investment not meeting investment restrictions	1,722
Total net realized gain (loss)		(74,258,683)
Change in net unrealized appreciation (depreciation) on: Investment securities	(419,476)
Assets and liabilities in foreign currencies	(34,920)
Total change in net unrealized appreciation (depreciation)		(454,396)
Net gain (loss)		(74,713,079)
Net increase (decrease) in net assets resulting from operations		$ (68,620,168)

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,092,911	$ 13,393,329
Net realized gain (loss)	(74,258,683)	75,655,400
Change in net unrealized appreciation (depreciation)	(454,396)	(172,029,141)
Net increase (decrease) in net assets resulting from operations	(68,620,168)	(82,980,412)
Distributions to shareholders from net investment income	(2,555,972)	(10,291,038)
Distributions to shareholders from net realized gain	(29,161,301)	(73,490,990)
Total distributions	(31,717,273)	(83,782,028)
Share transactions Proceeds from sales of shares	123,460,198	350,352,763
Reinvestment of distributions	30,300,501	80,380,962
Cost of shares redeemed	(139,201,573)	(817,428,086)
Net increase (decrease) in net assets resulting from share transactions	14,559,126	(386,694,361)
Redemption fees	33,205	97,331
Total increase (decrease) in net assets	(85,745,110)	(553,359,470)

Net Assets
Beginning of period	699,205,282	1,252,564,752
End of period (including undistributed net investment income of $6,063,045 and undistributed net investment income of $4,499,655, respectively)	$ 613,460,172	$ 699,205,282
Other Information Shares
Sold	2,247,222	5,029,057
Issued in reinvestment of distributions	543,509	1,163,923
Redeemed	(2,564,581)	(11,450,351)
Net increase (decrease)	226,150	(5,257,371)

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 K

2007

2006

2005

2004 K

Selected Per-Share Data
Net asset value, beginning of period	$ 59.56	$ 73.69	$ 76.12	$ 54.95	$ 54.13	$ 33.22
Income from Investment Operations
Net investment income (loss) E	.51	1.01 H	.61	.98 I	.20	.17
Net realized and unrealized gain (loss)	(6.07)	(8.50)	6.18	23.81	.85	20.88
Total from investment operations	(5.56)	(7.49)	6.79	24.79	1.05	21.05
Distributions from net investment income	(.22)	(.87)	(.59)	(.19)	(.24)	(.16)
Distributions from net realized gain	(2.51)	(5.78)	(8.65)	(3.45)	-	-
Total distributions	(2.73)	(6.65)	(9.24)	(3.64)	(.24)	(.16)
Redemption fees added to paid in capital E	- L	.01	.02	.02	.01	.02
Net asset value, end of period	$ 51.27	$ 59.56	$ 73.69	$ 76.12	$ 54.95	$ 54.13
Total Return B, C, D	(9.70)%	(11.16)%	9.27%	45.77%	1.96%	63.56%
Ratios to Average Net Assets F, J
Expenses before reductions	.89% A	.88%	.90%	.95%	.98%	1.12%
Expenses net of fee waivers, if any	.89% A	.88%	.90%	.95%	.98%	1.12%
Expenses net of all reductions	.89% A	.87%	.89%	.89%	.94%	1.10%
Net investment income (loss)	1.87% A	1.41% H	.82%	1.51% I	.40%	.39%
Supplemental Data
Net assets, end of period (000 omitted)	$ 613,460	$ 699,205	$ 1,252,565	$ 1,246,298	$ 415,237	$ 460,574
Portfolio turnover rate G	302% A	84%	124%	112%	98%	64%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects special dividend which amounted to $.18 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%. I Investment income per share reflects a special dividend which amounted to $.58 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .63%. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. K For the year ended February 29. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Financial Services Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp.	7.1	5.1
Wells Fargo & Co.	5.2	4.5
JPMorgan Chase & Co.	5.1	5.6
ACE Ltd.	3.2	3.1
Citigroup, Inc.	3.0	4.6
Wachovia Corp.	2.6	2.2
PNC Financial Services Group, Inc.	2.5	1.9
American International Group, Inc.	2.4	6.3
Bank of New York Mellon Corp.	2.3	2.3
U.S. Bancorp, Delaware	2.2	2.1
	35.6
Top Industries (% of fund's net assets)
As of August 31, 2008
Insurance	23.4%
Diversified Financial Services	18.4%
Capital Markets	17.9%
Commercial Banks	17.2%
Real Estate Investment Trusts	6.0%
All Others*	17.1%

As of February 29, 2008
Insurance	28.1%
Capital Markets	18.6%
Diversified Financial Services	18.2%
Commercial Banks	12.3%
Real Estate Investment Trusts	5.8%
All Others*	17.0%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Financial Services Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.5%
	Shares	Value
CAPITAL MARKETS - 17.9%
Asset Management & Custody Banks - 10.0%
Bank of New York Mellon Corp.	271,600	$ 9,400,076
EFG International	88,020	2,677,688
Fortress Investment Group LLC (d)	84,600	850,230
Franklin Resources, Inc.	62,800	6,562,600
GLG Partners, Inc.	99,300	823,197
Janus Capital Group, Inc.	132,800	3,581,616
Julius Baer Holding AG	33,802	2,065,814
KKR Private Equity Investors, LP	60,600	741,786
KKR Private Equity Investors, LP Restricted Depositary Units (e)	47,000	575,313
Legg Mason, Inc.	10,200	454,206
State Street Corp.	123,425	8,352,170
T. Rowe Price Group, Inc.	44,100	2,617,776
The Blackstone Group LP	79,100	1,414,308
		40,116,780
Investment Banking & Brokerage - 7.9%
Charles Schwab Corp.	260,900	6,258,991
Goldman Sachs Group, Inc. (d)	46,100	7,559,017
Lazard Ltd. Class A	37,900	1,606,581
Lehman Brothers Holdings, Inc.	126,057	2,028,257
Merrill Lynch & Co., Inc.	235,300	6,670,755
Morgan Stanley	179,100	7,312,653
		31,436,254
TOTAL CAPITAL MARKETS		71,553,034
COMMERCIAL BANKS - 16.6%
Diversified Banks - 10.4%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	52,800	955,680
ICICI Bank Ltd. sponsored ADR	19,500	604,890
U.S. Bancorp, Delaware	274,400	8,742,384
Wachovia Corp. (d)	643,368	10,223,118
Wells Fargo & Co. (d)	689,300	20,865,111
		41,391,183
Regional Banks - 6.2%
Associated Banc-Corp. (d)	171,600	3,003,000
Boston Private Financial Holdings, Inc.	80,200	716,988
Cathay General Bancorp	139,380	2,698,397
Center Financial Corp., California	29,700	400,059
Huntington Bancshares, Inc. (d)	269,000	1,969,080
KeyCorp (d)	243,600	2,925,636
M&T Bank Corp. (d)	27,600	1,968,984
National City Corp. (d)	225,800	1,138,032
PNC Financial Services Group, Inc.	137,300	9,878,735
Wintrust Financial Corp.	7,733	179,792
		24,878,703
TOTAL COMMERCIAL BANKS		66,269,886

	Shares	Value
CONSUMER FINANCE - 4.7%
Consumer Finance - 4.7%
American Express Co.	80,300	$ 3,186,304
Capital One Financial Corp. (d)	121,700	5,371,838
Discover Financial Services	201,250	3,310,563
Dollar Financial Corp. (a)	78,879	1,441,908
Promise Co. Ltd.	80,500	1,804,232
SLM Corp. (a)	228,000	3,764,280
		18,879,125
DIVERSIFIED FINANCIAL SERVICES - 18.4%
Other Diversifed Financial Services - 15.2%
Bank of America Corp.	914,848	28,488,367
Citigroup, Inc.	627,241	11,911,307
JPMorgan Chase & Co.	527,645	20,309,056
		60,708,730
Specialized Finance - 3.2%
CIT Group, Inc.	197,900	2,040,349
CME Group, Inc.	16,200	5,433,156
Deutsche Boerse AG	28,100	2,671,964
JSE Ltd.	58,700	400,357
KKR Financial Holdings LLC	202,100	1,895,698
MarketAxess Holdings, Inc. (a)	59,261	595,573
		13,037,097
TOTAL DIVERSIFIED FINANCIAL SERVICES		73,745,827
INSURANCE - 22.5%
Insurance Brokers - 0.6%
National Financial Partners Corp. (d)	53,700	1,083,129
Willis Group Holdings Ltd.	37,260	1,282,489
		2,365,618
Life & Health Insurance - 6.3%
AFLAC, Inc.	83,500	4,734,450
MetLife, Inc. (d)	158,500	8,590,700
Principal Financial Group, Inc.	101,300	4,638,527
Prudential Financial, Inc.	98,200	7,238,322
		25,201,999
Multi-Line Insurance - 4.2%
American International Group, Inc.	440,851	9,473,888
Assurant, Inc.	41,600	2,430,688
Hartford Financial Services Group, Inc.	80,300	5,065,324
		16,969,900
Property & Casualty Insurance - 6.3%
ACE Ltd.	239,200	12,584,312
Argo Group International Holdings, Ltd. (a)	64,217	2,413,917
Aspen Insurance Holdings Ltd.	300	8,130
Axis Capital Holdings Ltd.	40,400	1,350,572
Berkshire Hathaway, Inc. Class A (a)	31	3,614,600
LandAmerica Financial Group, Inc. (d)	25,800	442,212
MBIA, Inc. (d)	73,500	1,192,170
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Property & Casualty Insurance - continued
The Travelers Companies, Inc.	57,000	$ 2,517,120
United America Indemnity Ltd. Class A (a)	73,700	1,121,714
		25,244,747
Reinsurance - 5.1%
Everest Re Group Ltd.	105,400	8,656,502
IPC Holdings Ltd.	60,479	1,915,370
Max Capital Group Ltd.	106,385	2,766,010
Montpelier Re Holdings Ltd.	34,800	563,412
Platinum Underwriters Holdings Ltd.	107,488	3,885,691
RenaissanceRe Holdings Ltd.	47,800	2,423,938
		20,210,923
TOTAL INSURANCE		89,993,187
IT SERVICES - 0.6%
Data Processing & Outsourced Services - 0.6%
Visa, Inc.	28,700	2,178,330
REAL ESTATE INVESTMENT TRUSTS - 6.0%
Mortgage REITs - 1.2%
Annaly Capital Management, Inc.	276,200	4,131,952
Chimera Investment Corp.	120,600	765,810
		4,897,762
Residential REITs - 1.5%
Equity Lifestyle Properties, Inc. (d)	67,900	3,373,272
UDR, Inc.	110,200	2,730,756
		6,104,028
Retail REITs - 3.3%
CBL & Associates Properties, Inc.	43,560	944,816
Developers Diversified Realty Corp.	123,500	4,138,485
General Growth Properties, Inc.	184,100	4,773,713
Simon Property Group, Inc.	34,100	3,235,408
		13,092,422
TOTAL REAL ESTATE INVESTMENT TRUSTS		24,094,212
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.2%
Real Estate Management & Development - 1.2%
Meruelo Maddux Properties, Inc. (a)	156,900	214,953
Mitsubishi Estate Co. Ltd.	210,000	4,638,881
		4,853,834
THRIFTS & MORTGAGE FINANCE - 2.6%
Thrifts & Mortgage Finance - 2.6%
Fannie Mae	472,500	3,231,900
Hudson City Bancorp, Inc.	261,311	4,818,575
IndyMac Bancorp, Inc. (d)	51,400	3,444

	Shares	Value
Radian Group, Inc.	72,300	$ 276,909
Washington Mutual, Inc. (d)	527,328	2,135,678
		10,466,506
TOTAL COMMON STOCKS (Cost $373,488,825)		362,033,941
Convertible Preferred Stocks - 1.6%

COMMERCIAL BANKS - 0.6%
Regional Banks - 0.6%
Huntington Bancshares, Inc. 8.50%	1,700	1,349,375
National City Corp.	12	1,209,600
		2,558,975
DIVERSIFIED FINANCIAL SERVICES - 0.0%
Specialized Finance - 0.0%
CIT Group, Inc. Series C, 8.75%	3,400	180,200
INSURANCE - 0.9%
Multi-Line Insurance - 0.9%
American International Group, Inc. Series A, 8.50%	71,000	3,531,327
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 8.75%	17,800	295,925
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,283,076)		6,566,427
Money Market Funds - 18.8%

Fidelity Cash Central Fund, 2.31% (b)	30,399,725	30,399,725
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	44,638,300	44,638,300
TOTAL MONEY MARKET FUNDS (Cost $75,038,025)		75,038,025
TOTAL INVESTMENT PORTFOLIO - 110.9% (Cost $457,809,926)	443,638,393
NET OTHER ASSETS - (10.9)%	(43,431,509)
NET ASSETS - 100%	$ 400,206,884
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $575,313 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 358,865
Fidelity Securities Lending Cash Central Fund	172,912
Total	$ 531,777
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	443,638,393	431,838,453	11,799,940	-
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.4%
Bermuda	6.7%
Switzerland	4.4%
Japan	1.7%
Others (individually less than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Financial Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $43,444,958) - See accompanying schedule: Unaffiliated issuers (cost $382,771,901)	$ 368,600,368
Fidelity Central Funds (cost $75,038,025)	75,038,025
Total Investments (cost $457,809,926)		$ 443,638,393
Receivable for investments sold		32,926
Receivable for fund shares sold		1,398,377
Dividends receivable		602,000
Distributions receivable from Fidelity Central Funds		97,419
Prepaid expenses		395
Other receivables		722
Total assets		445,770,232

Liabilities
Payable for fund shares redeemed	$ 612,634
Accrued management fee	182,674
Other affiliated payables	100,638
Other payables and accrued expenses	29,102
Collateral on securities loaned, at value	44,638,300
Total liabilities		45,563,348

Net Assets		$ 400,206,884
Net Assets consist of:
Paid in capital		$ 466,741,635
Undistributed net investment income		4,465,952
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(56,828,989)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(14,171,714)
Net Assets, for 5,678,920 shares outstanding		$ 400,206,884
Net Asset Value, offering price and redemption price per share ($400,206,884 ÷ 5,678,920 shares)		$ 70.47

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 5,723,810
Interest		12,926
Income from Fidelity Central Funds (including $172,912 from security lending)		531,777
Total income		6,268,513

Expenses
Management fee	$ 1,079,549
Transfer agent fees	549,564
Accounting and security lending fees	80,286
Custodian fees and expenses	11,665
Independent trustees' compensation	685
Registration fees	31,873
Audit	16,982
Legal	1,057
Miscellaneous	33,268
Total expenses before reductions	1,804,929
Expense reductions	(2,373)	1,802,556
Net investment income (loss)		4,465,957
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(48,683,257)
Investment not meeting investment restrictions	140
Foreign currency transactions	(4,080)
Payments from investment advisor for loss on investment not meeting investment restrictions	2,320
Total net realized gain (loss)		(48,684,877)
Change in net unrealized appreciation (depreciation) on: Investment securities	(25,430,168)
Assets and liabilities in foreign currencies	(848)
Total change in net unrealized appreciation (depreciation)		(25,431,016)
Net gain (loss)		(74,115,893)
Net increase (decrease) in net assets resulting from operations		$ (69,649,936)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,465,957	$ 7,300,531
Net realized gain (loss)	(48,684,877)	15,110,769
Change in net unrealized appreciation (depreciation)	(25,431,016)	(129,892,000)
Net increase (decrease) in net assets resulting from operations	(69,649,936)	(107,480,700)
Distributions to shareholders from net investment income	(284,565)	(5,871,170)
Distributions to shareholders from net realized gain	(616,556)	(22,490,248)
Total distributions	(901,121)	(28,361,418)
Share transactions Proceeds from sales of shares	187,696,750	194,700,129
Reinvestment of distributions	866,892	27,116,864
Cost of shares redeemed	(100,342,475)	(245,141,588)
Net increase (decrease) in net assets resulting from share transactions	88,221,167	(23,324,595)
Redemption fees	68,520	58,975
Total increase (decrease) in net assets	17,738,630	(159,107,738)

Net Assets
Beginning of period	382,468,254	541,575,992
End of period (including undistributed net investment income of $4,465,952 and undistributed net investment income of $2,449,089, respectively)	$ 400,206,884	$ 382,468,254
Other Information Shares
Sold	2,458,511	1,894,611
Issued in reinvestment of distributions	10,453	271,439
Redeemed	(1,326,267)	(2,245,495)
Net increase (decrease)	1,142,697	(79,445)

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 I

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 84.31	$ 117.33	$ 120.01	$ 114.70	$ 121.09	$ 84.14
Income from Investment Operations
Net investment income (loss) E	.89	1.73	1.56	1.41	1.11	.96
Net realized and unrealized gain (loss)	(14.55)	(27.77)	10.14	13.73	2.75	36.92
Total from investment operations	(13.66)	(26.04)	11.70	15.14	3.86	37.88
Distributions from net investment income	(.06)	(1.45)	(1.29)	(1.34)	(.89)	(.94)
Distributions from net realized gain	(.13)	(5.54)	(13.10)	(8.50)	(9.37)	-
Total distributions	(.19)	(6.99)	(14.39)	(9.84)	(10.26)	(.94)
Redemption fees added to paid in capital E	.01	.01	.01	.01	.01	.01
Net asset value, end of period	$ 70.47	$ 84.31	$ 117.33	$ 120.01	$ 114.70	$ 121.09
Total Return B, C, D	(16.22)%	(23.05)%	10.14%	14.51%	3.29%	45.17%
Ratios to Average Net Assets F, H
Expenses before reductions	.93% A	.90%	.93%	.97%	.97%	1.09%
Expenses net of fee waivers, if any	.93% A	.90%	.93%	.97%	.97%	1.09%
Expenses net of all reductions	.93% A	.89%	.92%	.95%	.94%	1.07%
Net investment income (loss)	2.30% A	1.57%	1.31%	1.26%	.96%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 400,207	$ 382,468	$ 541,576	$ 490,239	$ 487,073	$ 555,577
Portfolio turnover rate G	39% A	53%	55%	47%	101%	51%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Home Finance Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	12.0	9.8
Freddie Mac	6.8	9.2
Hudson City Bancorp, Inc.	6.1	5.0
Bank of America Corp.	5.8	1.5
Sovereign Bancorp, Inc.	5.2	2.7
Astoria Financial Corp.	4.8	3.5
People's United Financial, Inc.	4.7	3.8
Annaly Capital Management, Inc.	4.6	5.2
Wells Fargo & Co.	4.5	3.7
New York Community Bancorp, Inc.	4.0	4.5
	58.5
Top Industries (% of fund's net assets)
As of August 31, 2008
Thrifts & Mortgage Finance	60.8%
Real Estate Investment Trusts	10.8%
Commercial Banks	10.1%
Diversified Financial Services	6.7%
Capital Markets	2.6%
All Others*	9.0%

As of February 29, 2008
Thrifts & Mortgage Finance	63.1%
Real Estate Investment Trusts	9.4%
Commercial Banks	8.2%
Insurance	3.8%
Diversified Financial Services	3.1%
All Others*	12.4%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Home Finance Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
CAPITAL MARKETS - 2.6%
Asset Management & Custody Banks - 2.6%
EFG International	29,380	$ 893,780
State Street Corp.	30,952	2,094,522
		2,988,302
COMMERCIAL BANKS - 9.1%
Diversified Banks - 5.6%
HDFC Bank Ltd. sponsored ADR	9,200	832,508
ICICI Bank Ltd. sponsored ADR	15,400	477,708
Wells Fargo & Co.	165,300	5,003,631
		6,313,847
Regional Banks - 3.5%
Center Financial Corp., California	16,788	226,134
Colonial Bancgroup, Inc. (d)	12,300	77,736
EuroBancshares, Inc. (a)	31,908	115,188
National City Corp.	19,500	98,280
PNC Financial Services Group, Inc.	14,200	1,021,690
Prosperity Bancshares, Inc. (d)	25,500	815,235
Sterling Financial Corp., Washington (d)	85,500	871,245
Webster Financial Corp.	33,500	714,220
		3,939,728
TOTAL COMMERCIAL BANKS		10,253,575
CONSUMER FINANCE - 1.8%
Consumer Finance - 1.8%
American Express Co.	6,100	242,048
Capital One Financial Corp. (d)	39,802	1,756,860
		1,998,908
DIVERSIFIED FINANCIAL SERVICES - 6.7%
Other Diversifed Financial Services - 6.6%
Bank of America Corp.	210,278	6,548,057
JPMorgan Chase & Co.	23,500	904,515
		7,452,572
Specialized Finance - 0.1%
CIT Group, Inc.	6,600	68,046
TOTAL DIVERSIFIED FINANCIAL SERVICES		7,520,618
INSURANCE - 2.5%
Property & Casualty Insurance - 2.5%
Argo Group International Holdings, Ltd. (a)	34,940	1,313,395
Fidelity National Financial, Inc. Class A	65,700	921,771
The First American Corp.	21,800	550,886
		2,786,052
Reinsurance - 0.0%
RenaissanceRe Holdings Ltd.	1,003	50,862
TOTAL INSURANCE		2,836,914

	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
Move, Inc. (a)	64,990	$ 175,473
IT SERVICES - 1.0%
Data Processing & Outsourced Services - 1.0%
Fidelity National Information Services, Inc.	18,932	413,664
Lender Processing Services, Inc.	9,466	315,218
Visa, Inc.	5,900	447,810
		1,176,692
REAL ESTATE INVESTMENT TRUSTS - 10.8%
Mortgage REITs - 10.8%
Annaly Capital Management, Inc. (b)(c)	345,730	5,172,121
Chimera Investment Corp. (d)	495,884	3,148,863
MFA Mortgage Investments, Inc.	559,545	3,804,906
		12,125,890
THRIFTS & MORTGAGE FINANCE - 60.8%
Thrifts & Mortgage Finance - 60.8%
Astoria Financial Corp.	245,400	5,361,990
Bank Mutual Corp.	173,800	2,094,290
Beverly Hills Bancorp, Inc. (d)	50,000	68,500
Brookline Bancorp, Inc., Delaware	59,400	610,632
Dime Community Bancshares, Inc.	30,500	500,810
Fannie Mae	1,977,200	13,524,048
First Niagara Financial Group, Inc.	94,500	1,413,720
FirstFed Financial Corp. (a)(d)	82,500	1,295,250
Flagstar Bancorp, Inc. (d)	70,900	314,087
Freddie Mac	1,685,600	7,602,056
Hudson City Bancorp, Inc. (d)	372,100	6,861,524
MGIC Investment Corp. (d)	104,900	882,209
New York Community Bancorp, Inc. (d)	276,137	4,553,499
NewAlliance Bancshares, Inc.	109,100	1,495,761
People's United Financial, Inc.	295,580	5,296,794
Provident Financial Services, Inc.	57,400	875,350
Radian Group, Inc. (d)	230,800	883,964
Sovereign Bancorp, Inc.	604,743	5,841,817
The PMI Group, Inc. (d)	96,057	344,845
Trustco Bank Corp., New York (d)	73,300	716,874
Washington Federal, Inc. (d)	183,612	3,163,635
Washington Mutual, Inc. (d)	1,011,128	4,095,068
Westfield Financial, Inc.	58,500	597,870
		68,394,593
TOTAL COMMON STOCKS (Cost $181,857,088)		107,470,965
Convertible Preferred Stocks - 1.0%
	Shares	Value
COMMERCIAL BANKS - 1.0%
Regional Banks - 1.0%
National City Corp.	11	$ 1,108,800
DIVERSIFIED FINANCIAL SERVICES - 0.0%
Specialized Finance - 0.0%
CIT Group, Inc. Series C, 8.75%	1,200	63,600
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,160,000)		1,172,400
Money Market Funds - 16.0%
	Shares	Value
Fidelity Cash Central Fund, 2.31% (b)	5,057,490	$ 5,057,490
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	12,947,106	12,947,106
TOTAL MONEY MARKET FUNDS (Cost $18,004,596)		18,004,596
TOTAL INVESTMENT PORTFOLIO - 112.5% (Cost $201,021,684)	126,647,961
NET OTHER ASSETS - (12.5)%	(14,104,331)
NET ASSETS - 100%	$ 112,543,630
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 81,070
Fidelity Securities Lending Cash Central Fund	312,045
Total	$ 393,115
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	126,647,961	126,584,361	63,600	-

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Home Finance Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,675,796) - See accompanying schedule: Unaffiliated issuers (cost $183,017,088)	$ 108,643,365
Fidelity Central Funds (cost $18,004,596)	18,004,596
Total Investments (cost $201,021,684)		$ 126,647,961
Receivable for fund shares sold		398,752
Dividends receivable		144,258
Distributions receivable from Fidelity Central Funds		47,735
Prepaid expenses		156
Other receivables		25
Total assets		127,238,887

Liabilities
Payable for investments purchased	$ 1,597,930
Payable for fund shares redeemed	49,124
Accrued management fee	49,945
Other affiliated payables	30,184
Other payables and accrued expenses	20,968
Collateral on securities loaned, at value	12,947,106
Total liabilities		14,695,257

Net Assets		$ 112,543,630
Net Assets consist of:
Paid in capital		$ 219,021,414
Undistributed net investment income		2,417,468
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(34,521,433)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(74,373,819)
Net Assets, for 6,159,868 shares outstanding		$ 112,543,630
Net Asset Value, offering price and redemption price per share ($112,543,630 ÷ 6,159,868 shares)		$ 18.27

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 2,666,636
Interest		8,149
Income from Fidelity Central Funds (including $312,045 from security lending)		393,115
Total income		3,067,900

Expenses
Management fee	$ 361,074
Transfer agent fees	198,049
Accounting and security lending fees	29,484
Custodian fees and expenses	4,284
Independent trustees' compensation	147
Registration fees	25,509
Audit	16,221
Legal	592
Miscellaneous	15,409
Total expenses before reductions	650,769
Expense reductions	(907)	649,862
Net investment income (loss)		2,418,038
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(31,963,095)
Investment not meeting investment restrictions	2,117
Foreign currency transactions	70
Total net realized gain (loss)		(31,960,908)
Change in net unrealized appreciation (depreciation) on: Investment securities	(14,339,898)
Assets and liabilities in foreign currencies	(141)
Total change in net unrealized appreciation (depreciation)		(14,340,039)
Net gain (loss)		(46,300,947)
Net increase (decrease) in net assets resulting from operations		$ (43,882,909)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,418,038	$ 4,369,952
Net realized gain (loss)	(31,960,908)	4,160,187
Change in net unrealized appreciation (depreciation)	(14,340,039)	(105,461,899)
Net increase (decrease) in net assets resulting from operations	(43,882,909)	(96,931,760)
Distributions to shareholders from net investment income	(657,204)	(3,929,528)
Distributions to shareholders from net realized gain	(298,730)	(9,278,294)
Total distributions	(955,934)	(13,207,822)
Share transactions Proceeds from sales of shares	51,350,163	88,078,685
Reinvestment of distributions	919,718	12,680,584
Cost of shares redeemed	(46,112,915)	(96,312,765)
Net increase (decrease) in net assets resulting from share transactions	6,156,966	4,446,504
Redemption fees	23,269	22,704
Total increase (decrease) in net assets	(38,658,608)	(105,670,374)

Net Assets
Beginning of period	151,202,238	256,872,612
End of period (including undistributed net investment income of $2,417,468 and undistributed net investment income of $1,237,232, respectively)	$ 112,543,630	$ 151,202,238
Other Information Shares
Sold	2,310,119	2,739,630
Issued in reinvestment of distributions	38,084	372,402
Redeemed	(2,041,559)	(2,566,429)
Net increase (decrease)	306,644	545,603

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007

2006

2005

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 25.83	$ 48.40	$ 51.83	$ 59.12	$ 68.76	$ 47.60
Income from Investment Operations
Net investment income (loss) E	.41	.86	.81	1.32 H	.54	.61
Net realized and unrealized gain (loss)	(7.81)	(20.77)	3.01	(.77)	(.54)	22.67
Total from investment operations	(7.40)	(19.91)	3.82	.55	-	23.28
Distributions from net investment income	(.11)	(.80)	(.80)	(.99)	(.56)	(.41)
Distributions from net realized gain	(.05)	(1.86)	(6.45)	(6.85)	(9.09)	(1.72)
Total distributions	(.16)	(2.66)	(7.25)	(7.84)	(9.65)	(2.13)
Redemption fees added to paid in capital E	- K	- K	- K	- K	.01	.01
Net asset value, end of period	$ 18.27	$ 25.83	$ 48.40	$ 51.83	$ 59.12	$ 68.76
Total Return B, C, D	(28.80)%	(42.37)%	7.10%	.99%	(.46)%	49.39%
Ratios to Average Net Assets F, I
Expenses before reductions	1.00% A	.93%	.93%	.97%	.97%	1.11%
Expenses net of fee waivers, if any	1.00% A	.93%	.93%	.97%	.97%	1.11%
Expenses net of all reductions	1.00% A	.92%	.93%	.94%	.96%	1.10%
Net investment income (loss)	3.73% A	2.21%	1.55%	2.36% H	.83%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$ 112,544	$ 151,202	$ 256,873	$ 292,124	$ 396,088	$ 449,060
Portfolio turnover rate G	56% A	36%	52%	76%	37%	38%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.54 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.40%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Insurance Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	11.0	19.5
Berkshire Hathaway, Inc. Class A	6.7	6.2
ACE Ltd.	5.8	4.9
MetLife, Inc.	5.7	7.6
Lincoln National Corp.	4.1	2.1
Prudential Financial, Inc.	4.1	4.1
Hartford Financial Services Group, Inc.	4.1	4.8
Axis Capital Holdings Ltd.	3.4	0.0
The Chubb Corp.	3.3	0.8
Transatlantic Holdings, Inc.	3.2	0.0
	51.4
Top Industries (% of fund's net assets)
As of August 31, 2008
Insurance	95.7%
Thrifts & Mortgage Finance	0.6%
All Others*	3.7%

As of February 29, 2008
Insurance	98.1%
Thrifts & Mortgage Finance	0.6%
Capital Markets	0.4%
Real Estate Investment Trusts	0.2%
Building Products	0.1%
All Others*	0.6%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Insurance Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
INSURANCE - 95.7%
Insurance Brokers - 5.8%
Aon Corp.	55,700	$ 2,645,193
Brown & Brown, Inc.	133,500	2,712,720
Willis Group Holdings Ltd.	29,200	1,005,064
		6,362,977
Life & Health Insurance - 22.2%
AFLAC, Inc.	49,800	2,823,660
Delphi Financial Group, Inc. Class A	9,200	246,836
Lincoln National Corp.	89,130	4,524,239
MetLife, Inc. (d)	115,100	6,238,420
Phoenix Companies, Inc.	23,000	273,930
Principal Financial Group, Inc.	53,400	2,445,186
Protective Life Corp.	13,800	500,802
Prudential Financial, Inc.	61,300	4,518,423
Prudential PLC	289,748	2,893,641
		24,465,137
Multi-Line Insurance - 22.4%
American International Group, Inc. (d)	564,100	12,122,509
Assurant, Inc.	11,200	654,416
Fairfax Financial Holdings Ltd.	8,800	1,930,788
Genworth Financial, Inc. Class A (non-vtg.)	120,600	1,935,630
Hartford Financial Services Group, Inc.	71,300	4,497,604
HCC Insurance Holdings, Inc.	35,100	883,818
Loews Corp.	54,500	2,366,935
Unitrin, Inc.	9,900	252,747
		24,644,447
Property & Casualty Insurance - 34.2%
ACE Ltd.	120,849	6,357,866
Admiral Group PLC	30,200	534,679
Allstate Corp.	25,400	1,146,302
AMBAC Financial Group, Inc. (d)	121,000	866,360
Argo Group International Holdings, Ltd. (a)	35,168	1,321,965
Aspen Insurance Holdings Ltd.	5,100	138,210
Assured Guaranty Ltd.	50,900	827,634
Axis Capital Holdings Ltd.	110,700	3,700,701
Berkshire Hathaway, Inc.:
Class A (a)	63	7,345,800
Class B (a)	590	2,302,180
LandAmerica Financial Group, Inc.	6,200	106,268
Markel Corp. (a)	1,900	703,000
MBIA, Inc. (d)	39,400	639,068
Mercury General Corp.	5,600	285,264
Old Republic International Corp.	95,200	1,040,536
OneBeacon Insurance Group Ltd.	21,400	457,960
Selective Insurance Group, Inc.	11,500	277,610
The Chubb Corp.	75,658	3,632,341

	Shares	Value
The Travelers Companies, Inc.	1,100	$ 48,576
United America Indemnity Ltd. Class A (a)	118,791	1,807,999
W.R. Berkley Corp.	33,100	779,836
XL Capital Ltd. Class A	170,100	3,419,010
		37,739,165
Reinsurance - 11.1%
Endurance Specialty Holdings Ltd.	12,600	411,012
Enstar Group Ltd. (a)	5,000	586,550
Everest Re Group Ltd.	25,700	2,110,741
IPC Holdings Ltd.	21,600	684,072
Maiden Holdings Ltd. (e)	9,200	59,984
Max Capital Group Ltd.	9,200	239,200
Montpelier Re Holdings Ltd.	22,800	369,132
Novae Group PLC	186,300	1,016,842
OdysseyRe Holdings Corp.	6,000	226,560
PartnerRe Ltd.	11,300	778,683
Platinum Underwriters Holdings Ltd.	19,025	687,754
RenaissanceRe Holdings Ltd.	31,195	1,581,898
Transatlantic Holdings, Inc.	58,600	3,521,860
		12,274,288
TOTAL INSURANCE		105,486,014
THRIFTS & MORTGAGE FINANCE - 0.6%
Thrifts & Mortgage Finance - 0.6%
Radian Group, Inc. (d)	174,897	669,856
TOTAL COMMON STOCKS (Cost $114,021,190)		106,155,870
Money Market Funds - 11.1%

Fidelity Cash Central Fund, 2.31% (b)	2,252,028	2,252,028
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	10,050,200	10,050,200
TOTAL MONEY MARKET FUNDS (Cost $12,302,228)		12,302,228
TOTAL INVESTMENT PORTFOLIO - 107.4% (Cost $126,323,418)	118,458,098
NET OTHER ASSETS - (7.4)%	(8,186,850)
NET ASSETS - 100%	$ 110,271,248
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $59,984 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,482
Fidelity Securities Lending Cash Central Fund	86,291
Total	$ 100,773
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	118,458,098	118,458,098	-	-
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	73.3%
Bermuda	13.5%
Switzerland	5.8%
United Kingdom	4.0%
Canada	1.8%
Cayman Islands	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Insurance Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,797,762) - See accompanying schedule: Unaffiliated issuers (cost $114,021,190)	$ 106,155,870
Fidelity Central Funds (cost $12,302,228)	12,302,228
Total Investments (cost $126,323,418)		$ 118,458,098
Receivable for investments sold		1,809,565
Receivable for fund shares sold		67,389
Dividends receivable		146,020
Distributions receivable from Fidelity Central Funds		13,752
Prepaid expenses		175
Other receivables		1,214
Total assets		120,496,213

Liabilities
Payable for fund shares redeemed	$ 71,223
Accrued management fee	50,967
Other affiliated payables	30,006
Other payables and accrued expenses	22,569
Collateral on securities loaned, at value	10,050,200
Total liabilities		10,224,965

Net Assets		$ 110,271,248
Net Assets consist of:
Paid in capital		$ 128,564,463
Undistributed net investment income		619,306
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,046,015)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(7,866,506)
Net Assets, for 2,443,992 shares outstanding		$ 110,271,248
Net Asset Value, offering price and redemption price per share ($110,271,248 ÷ 2,443,992 shares)		$ 45.12

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 1,118,029
Interest		3,443
Income from Fidelity Central Funds (including $86,291 from security lending)		100,773
Total income		1,222,245

Expenses
Management fee	$ 348,807
Transfer agent fees	182,552
Accounting and security lending fees	27,418
Custodian fees and expenses	4,825
Independent trustees' compensation	292
Registration fees	12,403
Audit	16,214
Legal	394
Miscellaneous	13,505
Total expenses before reductions	606,410
Expense reductions	(1,577)	604,833
Net investment income (loss)		617,412
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,346,490)
Foreign currency transactions	(7,109)
Total net realized gain (loss)		(10,353,599)
Change in net unrealized appreciation (depreciation) on: Investment securities	(13,295,972)
Assets and liabilities in foreign currencies	(2,602)
Total change in net unrealized appreciation (depreciation)		(13,298,574)
Net gain (loss)		(23,652,173)
Net increase (decrease) in net assets resulting from operations		$ (23,034,761)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 617,412	$ 1,439,635
Net realized gain (loss)	(10,353,599)	17,519,323
Change in net unrealized appreciation (depreciation)	(13,298,574)	(48,919,552)
Net increase (decrease) in net assets resulting from operations	(23,034,761)	(29,960,594)
Distributions to shareholders from net investment income	-	(810,406)
Distributions to shareholders from net realized gain	(26,536)	(12,234,053)
Total distributions	(26,536)	(13,044,459)
Share transactions Proceeds from sales of shares	13,094,471	90,768,987
Reinvestment of distributions	25,589	12,497,777
Cost of shares redeemed	(33,853,232)	(150,458,399)
Net increase (decrease) in net assets resulting from share transactions	(20,733,172)	(47,191,635)
Redemption fees	3,050	8,334
Total increase (decrease) in net assets	(43,791,419)	(90,188,354)

Net Assets
Beginning of period	154,062,667	244,251,021
End of period (including undistributed net investment income of $619,306 and undistributed net investment income of $647,773, respectively)	$ 110,271,248	$ 154,062,667
Other Information Shares
Sold	273,138	1,306,014
Issued in reinvestment of distributions	490	201,317
Redeemed	(681,840)	(2,175,432)
Net increase (decrease)	(408,212)	(668,101)

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007

2006

2005

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 54.02	$ 69.38	$ 68.72	$ 62.15	$ 59.67	$ 41.06
Income from Investment Operations
Net investment income (loss) E	.24	.45	.44	.70 H	.23	.08
Net realized and unrealized gain (loss)	(9.13)	(10.95)	5.25	7.71	2.92	19.88
Total from investment operations	(8.89)	(10.50)	5.69	8.41	3.15	19.96
Distributions from net investment income	-	(.30)	(.40)	(.60)	(.10)	(.08)
Distributions from net realized gain	(.01)	(4.56)	(4.64)	(1.26)	(.59)	(1.29)
Total distributions	(.01)	(4.86)	(5.04)	(1.86)	(.69)	(1.37)
Redemption fees added to paid in capital E	- K	- K	.01	.02	.02	.02
Net asset value, end of period	$ 45.12	$ 54.02	$ 69.38	$ 68.72	$ 62.15	$ 59.67
Total Return B, C, D	(16.46)%	(16.04)%	8.33%	13.68%	5.35%	49.04%
Ratios to Average Net Assets F, I
Expenses before reductions	.97% A	.93%	.98%	1.03%	1.05%	1.24%
Expenses net of fee waivers, if any	.97% A	.93%	.98%	1.03%	1.05%	1.24%
Expenses net of all reductions	.97% A	.93%	.98%	1.02%	1.04%	1.23%
Net investment income (loss)	.99% A	.65%	.64%	1.08% H	.39%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 110,271	$ 154,063	$ 244,251	$ 208,927	$ 173,377	$ 151,875
Portfolio turnover rate G	214% A	60%	58%	44%	50%	59%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.38 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .50%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

Banking Portfolio, Brokerage and Investment Management Portfolio, Financial Services Portfolio, Home Finance Portfolio, and Insurance Portfolio (the Funds) are funds of Fidelity Select Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds are non-diversified with the exception of Home Finance, Financial Services, and Banking. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Certain Funds investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, certain foreign taxes, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Banking Portfolio	$ 405,408,477	$ 20,137,434	$ (53,764,609)	$ (33,627,175)
Brokerage and Investment Management Portfolio	663,396,608	39,216,403	(45,753,660)	(6,537,257)
Financial Services Portfolio	466,136,655	53,718,005	(76,216,267)	(22,498,262)
Home Finance Portfolio	210,053,992	15,423,584	(98,829,615)	(83,406,031)
Insurance Portfolio	129,816,320	13,290,942	(24,649,164)	(11,358,222)

Trading (Redemption) Fees. Shares in the Funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities including the Underlying Fund shares, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Banking Portfolio	212,410,115	188,857,744
Brokerage and Investment Management Portfolio	830,507,990	877,822,227
Financial Services Portfolio	157,430,919	70,598,339
Home Finance Portfolio	49,051,336	35,183,966
Insurance Portfolio	133,859,412	157,383,498

Select Banking Portfolio realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

Select Brokerage and Investment Management Portfolio realized a gain and loss of $25,567 and $1,722 respectively, on sales of investments which did not meet the investment restrictions of the Fund. The loss of $1,722 was fully reimbursed by the Fund's investment advisor.

Select Financial Services Portfolio realized a gain and loss of $140 and $2,320 respectively, on sales of investments which did not meet the investment restrictions of the Fund. The loss of $2,320 was fully reimbursed by the Fund's investment advisor.

Select Home Finance Portfolio realized a gain on the sale of an investment not meeting the investment restrictions of the Fund.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Banking Portfolio	.30%	.26%	.56%
Brokerage and Investment Management Portfolio	.30%	.26%	.56%
Financial Services Portfolio	.30%	.26%	.56%
Home Finance Portfolio	.30%	.26%	.56%
Insurance Portfolio	.30%	.26%	.56%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Banking Portfolio	.26%
Brokerage and Investment Management Portfolio	.25%
Financial Services Portfolio	.28%
Home Finance Portfolio	.31%
Insurance Portfolio	.29%

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Banking Portfolio	$ 2,457
Brokerage and Investment Management Portfolio	10,380
Financial Services Portfolio	4,732
Home Finance Portfolio	6,627
Insurance Portfolio	1,626

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Amount
Banking Portfolio	$ 189
Brokerage and Investment Management Portfolio	435
Financial Services Portfolio	252
Home Finance Portfolio	91
Insurance Portfolio	86

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody expense reduction	Transfer Agent expense reduction

Banking Portfolio	$ 3,030	$ -	$ 933
Brokerage and Investment Management Portfolio	25,419	-	517
Financial Services Portfolio	19	-	2,354
Home Finance Portfolio	-	772	135
Insurance Portfolio	1,562	-	15

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid each fund the following amounts, which is recorded in each applicable Fund's accompanying Statement of Operations:

Amount
Banking Portfolio	$ 41,561
Brokerage and Investment Management Portfolio	57,367
Financial Services Portfolio	87,239
Home Finance Portfolio	53,452
Insurance Portfolio	23,060

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 19, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	13,113,976,696.73	94.453
Withheld	770,153,401.43	5.547
TOTAL	13,884,130,098.16	100.000
Dennis J. Dirks
Affirmative	13,168,641,748.82	94.847
Withheld	715,488,349.34	5.153
TOTAL	13,884,130,098.16	100.000
Edward C. Johnson 3d
Affirmative	13,067,153,008.01	94.116
Withheld	816,977,090.15	5.884
TOTAL	13,884,130,098.16	100.000
Alan J. Lacy
Affirmative	13,157,857,950.99	94.769
Withheld	726,272,147.17	5.231
TOTAL	13,884,130,098.16	100.000
Ned C. Lautenbach
Affirmative	13,143,644,424.95	94.667
Withheld	740,485,673.21	5.333
TOTAL	13,884,130,098.16	100.000
Joseph Mauriello
Affirmative	13,154,116,065.58	94.742
Withheld	730,014,032.58	5.258
TOTAL	13,884,130,098.16	100.000
Cornelia M. Small
Affirmative	13,156,092,259.88	94.756
Withheld	728,037,838.28	5.244
TOTAL	13,884,130,098.16	100.000
William S. Stavropoulos
Affirmative	13,112,639,067.26	94.443
Withheld	771,491,030.90	5.557
TOTAL	13,884,130,098.16	100.000
David M. Thomas
Affirmative	13,162,301,260.43	94.801
Withheld	721,828,837.73	5.199
TOTAL	13,884,130,098.16	100.000
Michael E. Wiley
Affirmative	13,161,946,104.44	94.798
Withheld	722,183,993.72	5.202
TOTAL	13,884,130,098.16	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	9,888,405,498.50	71.221
Against	2,171,839,353.81	15.643
Abstain	699,607,061.81	5.039
Broker Non-Votes	1,124,278,184.04	8.097
TOTAL	13,884,130,098.16	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Banking

Select Brokerage and Investment Management

Select Financial Services

Select Home Finance

Select Insurance

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to each fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

Semiannual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a third-party-sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Banking Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Brokerage and Investment Management Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

Financial Services Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

Semiannual Report

Home Finance Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

Insurance Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that will be taken by FMR to attempt to improve the fund's below-benchmark performance. The Board will continue to closely monitor the performance of the fund in the coming year.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Banking Portfolio

Brokerage and Investment Management Portfolio

Semiannual Report

Financial Services Portfolio

Home Finance Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Insurance Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Semiannual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

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Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

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Automated line for quickest service

Fidelity®
Select Portfolios®
Health Care Sector

Select Biotechnology Portfolio

Select Health Care Portfolio

Select Medical Delivery Portfolio

Select Medical Equipment and Systems Portfolio

Select Pharmaceuticals Portfolio

Semiannual Report

August 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	3
Shareholder Expense Example	4
Fund Updates*
Health Care Sector
Biotechnology	5
Health Care	11
Medical Delivery	18
Medical Equipment and Systems	24
Pharmaceuticals	29
Notes to Financial Statements	35
Proxy Voting Results	40
Board Approval of Investment Advisory Contracts and Management Fees	41

* Fund updates for each Select Portfolio include: Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Biotechnology Portfolio
Actual	$ 1,000.00	$ 1,144.80	$ 4.70
Hypothetical A	$ 1,000.00	$ 1,020.82	$ 4.43
Health Care Portfolio
Actual	$ 1,000.00	$ 989.00	$ 4.21
Hypothetical A	$ 1,000.00	$ 1,020.97	$ 4.28
Medical Delivery Portfolio
Actual	$ 1,000.00	$ 916.10	$ 4.59
Hypothetical A	$ 1,000.00	$ 1,020.42	$ 4.84
Medical Equipment and Systems Portfolio
Actual	$ 1,000.00	$ 1,104.80	$ 4.46
Hypothetical A	$ 1,000.00	$ 1,020.97	$ 4.28
Pharmaceuticals Portfolio
Actual	$ 1,000.00	$ 995.50	$ 5.03
Hypothetical A	$ 1,000.00	$ 1,020.16	$ 5.09

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Biotechnology Portfolio	.87%
Health Care Portfolio	.84%
Medical Delivery Portfolio	.95%
Medical Equipment and Systems Portfolio	.84%
Pharmaceuticals Portfolio	1.00%

Semiannual Report

Fidelity Select Biotechnology Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	20.3	10.4
Genentech, Inc.	10.7	13.5
Biogen Idec, Inc.	7.8	5.1
Gilead Sciences, Inc.	7.5	7.6
Cephalon, Inc.	4.9	4.4
Alexion Pharmaceuticals, Inc.	4.6	4.2
Auxilium Pharmaceuticals, Inc.	2.8	3.2
BioMarin Pharmaceutical, Inc.	2.8	4.0
Wyeth	2.7	0.0
Acorda Therapeutics, Inc.	2.5	0.2
	66.6
Top Industries (% of fund's net assets)
As of August 31, 2008
Biotechnology	80.6%
Pharmaceuticals	13.2%
Health Care Equipment & Supplies	1.2%
Life Sciences Tools & Services	0.5%
All Others*	4.5%

As of February 29, 2008
Biotechnology	82.8%
Pharmaceuticals	12.9%
Health Care Equipment & Supplies	1.6%
Life Sciences Tools & Services	1.3%
Health Care Providers & Services	0.2%
All Others*	1.2%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Fidelity Select Biotechnology Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
BIOTECHNOLOGY - 80.4%
Biotechnology - 80.4%
Acadia Pharmaceuticals, Inc. (a)(d)	714,188	$ 1,821,179
Acorda Therapeutics, Inc. (a)(d)	1,383,996	38,959,487
Affymax, Inc. (a)(d)	170,396	3,193,221
Alexion Pharmaceuticals, Inc. (a)(d)	1,554,000	70,054,320
Alkermes, Inc. (a)	166,619	2,227,696
Alnylam Pharmaceuticals, Inc. (a)(d)	158,500	4,699,525
Amgen, Inc. (a)(d)	4,946,978	310,917,570
Amylin Pharmaceuticals, Inc. (a)(d)	98,316	2,160,986
Antigenics, Inc. (a)	1,548,000	2,693,520
Antigenics, Inc.:
warrants 1/9/10 (a)(f)	1,548,000	15
warrants 1/9/18 (a)(f)	1,548,000	1,768,311
Arena Pharmaceuticals, Inc. (a)(d)	177,400	1,076,818
Biogen Idec, Inc. (a)	2,338,069	119,077,854
BioMarin Pharmaceutical, Inc. (a)(d)	1,411,311	42,536,914
Celera Corp. (a)	306,200	4,286,800
Celgene Corp. (a)	555,904	38,524,147
Cephalon, Inc. (a)(d)	983,461	75,352,782
Cepheid, Inc. (a)(d)	197,400	3,671,640
Cougar Biotechnology, Inc. (a)(d)	313,400	10,793,496
Cubist Pharmaceuticals, Inc. (a)	214,885	4,733,917
CV Therapeutics, Inc. (a)(d)	245,500	2,820,795
Dendreon Corp. (a)(d)	262,600	1,544,088
Enzon Pharmaceuticals, Inc. (a)(d)	126,100	1,141,205
Genentech, Inc. (a)	1,663,739	164,294,226
Genzyme Corp. (a)	246,054	19,266,028
Gilead Sciences, Inc. (a)	2,181,140	114,902,455
GTx, Inc. (a)(d)	59,546	1,054,560
Halozyme Therapeutics, Inc. (a)(d)	122,590	956,202
Human Genome Sciences, Inc. (a)	455,853	3,377,871
ImClone Systems, Inc. (a)	282,200	18,173,680
Incyte Corp. (a)	389,705	3,986,682
InterMune, Inc. (a)(d)	775,130	14,704,216
Isis Pharmaceuticals, Inc. (a)(d)	412,810	7,298,481
Ligand Pharmaceuticals, Inc. Class B (a)	652,900	2,206,802
Martek Biosciences (a)(d)	91,400	3,053,674
Momenta Pharmaceuticals, Inc. (a)(d)	98,800	1,416,792
Myriad Genetics, Inc. (a)(d)	257,646	17,571,457
Omrix Biopharmaceuticals, Inc. (a)	43,600	1,002,800
ONYX Pharmaceuticals, Inc. (a)(d)	474,606	19,397,147
OREXIGEN Therapeutics, Inc. (a)(d)	242,874	2,824,625
OSI Pharmaceuticals, Inc. (a)	264,800	13,372,400
PDL BioPharma, Inc. (d)	726,700	8,771,269
Poniard Pharmaceuticals, Inc. (a)(d)	186,800	896,640
Progenics Pharmaceuticals, Inc. (a)(d)	112,200	1,541,628
Regeneron Pharmaceuticals, Inc. (a)(d)	233,908	5,080,482

	Shares	Value
Rigel Pharmaceuticals, Inc. (a)	172,565	$ 4,082,888
Sangamo Biosciences, Inc. (a)	185,802	1,856,162
Savient Pharmaceuticals, Inc. (a)(d)	274,137	6,231,134
Theratechnologies, Inc. (a)	133,100	719,426
Theravance, Inc. (a)	204,535	2,787,812
United Therapeutics Corp. (a)(d)	166,548	17,675,739
Vertex Pharmaceuticals, Inc. (a)	1,020,804	27,418,795
Zymogenetics, Inc. (a)(d)	278,105	2,319,396
		1,232,297,755
HEALTH CARE EQUIPMENT & SUPPLIES - 1.2%
Health Care Equipment - 1.2%
Alsius Corp. (a)	314,300	562,597
Clinical Data, Inc. (a)(d)	119,954	1,982,840
Quidel Corp. (a)	776,100	15,172,755
		17,718,192
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Life Sciences Tools & Services - 0.5%
AMAG Pharmaceuticals, Inc. (a)	79,000	3,056,510
Exelixis, Inc. (a)	774,300	4,405,767
Medivation, Inc. (a)(d)	32,736	811,525
		8,273,802
PHARMACEUTICALS - 13.2%
Pharmaceuticals - 13.2%
Akorn, Inc. (a)(d)	2,778,653	13,476,467
Auxilium Pharmaceuticals, Inc. (a)(d)	1,083,104	42,576,818
Biodel, Inc. (a)(d)(e)	1,500,084	26,806,501
Catalyst Pharmaceutical Partners, Inc. (a)	518,959	2,132,921
Elan Corp. PLC sponsored ADR (a)	1,783,400	23,879,726
Jazz Pharmaceuticals, Inc. (a)	6,965	49,382
Sepracor, Inc. (a)(d)	385,586	7,094,782
Valeant Pharmaceuticals International (a)	389,500	7,131,745
Wyeth	966,400	41,825,792
XenoPort, Inc. (a)	765,594	37,383,955
		202,358,089
TOTAL COMMON STOCKS (Cost $1,337,111,577)		1,460,647,838
Convertible Preferred Stocks - 0.2%

BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Xenon Pharmaceuticals, Inc. Series E (f) (Cost $6,724,138)	981,626	3,416,058
Money Market Funds - 15.7%
	Shares	Value
Fidelity Cash Central Fund, 2.31% (b)	96,529,937	$ 96,529,937
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	144,862,416	144,862,416
TOTAL MONEY MARKET FUNDS (Cost $241,392,353)		241,392,353
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.01%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Treasury Obligations) # (Cost $2,723,000)	$ 2,723,609	2,723,000
TOTAL INVESTMENT PORTFOLIO - 111.4% (Cost $1,587,951,068)		1,708,179,249
NET OTHER ASSETS - (11.4)%		(174,992,174)
NET ASSETS - 100%		$ 1,533,187,075
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,184,385 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Antigenics, Inc. warrants 1/9/10	1/9/08	$ 9
Antigenics, Inc. warrants 1/9/18	1/9/08	$ 1,930,622
Xenon Pharmaceuticals, Inc. Series E	3/23/01	$ 6,724,138
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,723,000 due 9/02/08 at 2.01%
BNP Paribas Securities Corp.	$ 1,000,349
Banc of America Securities LLC	540,419
Barclays Capital, Inc.	757,841
Deutsche Bank Securities, Inc.	424,391
$ 2,723,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 312,875
Fidelity Securities Lending Cash Central Fund	422,430
Total	$ 735,305
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Biodel, Inc.	$ 20,986,175	$ -	$ -	$ -	$ 26,806,501
Vanda Pharmaceuticals, Inc.	6,277,223	-	1,722,579	-	-
Total	$ 27,263,398	$ -	$ 1,722,579	$ -	$ 26,806,501
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	1,708,179,249	1,700,271,865	4,491,326	3,416,058
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 3,416,058
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	3,416,058

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At February 29, 2008, the fund had a capital loss carryforward of approximately $237,503,787 all of which will expire on February 28, 2011.
The fund intends to elect to defer to its fiscal year ending February 28, 2009 approximately $46,827,417 of losses recognized during the period November 1, 2007 to February 29, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Biotechnology Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $141,280,694 and repurchase agreements of $2,723,000) - See accompanying schedule: Unaffiliated issuers (cost $1,317,492,261)	$ 1,439,980,395
Fidelity Central Funds (cost $241,392,353)	241,392,353
Other affiliated issuers (cost $29,066,454)	26,806,501
Total Investments (cost $1,587,951,068)		$ 1,708,179,249
Cash		215
Receivable for investments sold		12,959,584
Receivable for fund shares sold		5,524,241
Dividends receivable		270,592
Distributions receivable from Fidelity Central Funds		261,475
Prepaid expenses		1,135
Other receivables		1,707
Total assets		1,727,198,198

Liabilities
Payable for investments purchased	$ 25,880,592
Payable for fund shares redeemed	22,217,312
Accrued management fee	699,594
Other affiliated payables	301,286
Other payables and accrued expenses	49,923
Collateral on securities loaned, at value	144,862,416
Total liabilities		194,011,123

Net Assets		$ 1,533,187,075
Net Assets consist of:
Paid in capital		$ 1,732,442,375
Accumulated net investment loss		(2,443,955)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(317,039,526)
Net unrealized appreciation (depreciation) on investments		120,228,181
Net Assets, for 21,399,441 shares outstanding		$ 1,533,187,075
Net Asset Value, offering price and redemption price per share ($1,533,187,075 ÷ 21,399,441 shares)		$ 71.65

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 337,623
Special dividends		1,544,238
Interest		30,809
Income from Fidelity Central Funds (including $422,430 from security lending)		735,305
Total income		2,647,975

Expenses
Management fee	$ 3,271,565
Transfer agent fees	1,444,672
Accounting and security lending fees	201,888
Custodian fees and expenses	13,141
Independent trustees' compensation	2,345
Registration fees	40,715
Audit	17,593
Legal	4,352
Interest	909
Miscellaneous	94,208
Total expenses before reductions	5,091,388
Expense reductions	(2,357)	5,089,031
Net investment income (loss)		(2,441,056)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,379,454)
Other affiliated issuers	(20,302,232)
Foreign currency transactions	53
Total net realized gain (loss)		(21,681,633)
Change in net unrealized appreciation (depreciation) on investment securities		175,049,795
Net gain (loss)		153,368,162
Net increase (decrease) in net assets resulting from operations		$ 150,927,106

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,441,056)	$ (10,016,182)
Net realized gain (loss)	(21,681,633)	97,766,695
Change in net unrealized appreciation (depreciation)	175,049,795	(101,727,359)
Net increase (decrease) in net assets resulting from operations	150,927,106	(13,976,846)
Share transactions Proceeds from sales of shares	420,759,474	146,235,436
Cost of shares redeemed	(126,526,098)	(413,597,621)
Net increase (decrease) in net assets resulting from share transactions	294,233,376	(267,362,185)
Redemption fees	23,128	33,065
Total increase (decrease) in net assets	445,183,610	(281,305,966)

Net Assets
Beginning of period	1,088,003,465	1,369,309,431
End of period (including accumulated net investment loss of $2,443,955 and accumulated net investment loss of $2,899, respectively)	$ 1,533,187,075	$ 1,088,003,465
Other Information Shares
Sold	5,898,763	2,180,917
Redeemed	(1,882,837)	(6,231,096)
Net increase (decrease)	4,015,926	(4,050,179)

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 I

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 62.59	$ 63.89	$ 68.06	$ 49.04	$ 55.39	$ 38.42
Income from Investment Operations
Net investment income (loss)	(.14) K	(.53)	(.47)	(.48)	(.52)	(.43)
Net realized and unrealized gain (loss) E	9.20	(.77)	(3.71)	19.49	(5.84)	17.39
Total from investment operations	9.06	(1.30)	(4.18)	19.01	(6.36)	16.96
Redemption fees added to paid in capital	- J	- J	.01	.01	.01	.01
Net asset value, end of period	$ 71.65	$ 62.59	$ 63.89	$ 68.06	$ 49.04	$ 55.39
Total Return B,C,D	14.48%	(2.03)%	(6.13)%	38.78%	(11.46) %	44.17%
Ratios to Average Net Assets F,H
Expenses before reductions	.87% A	.89%	.93%	.97%	.99%	1.17%
Expenses net of fee waivers, if any	.87% A	.89%	.93%	.97%	.99%	1.17%
Expenses net of all reductions	.87% A	.89%	.92%	.93%	.98%	1.15%
Net investment income (loss)	(.42)% A,K	(.79)%	(.75)%	(.83)%	(.94)%	(.88)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,533,187	$ 1,088,003	$ 1,369,309	$ 1,811,492	$ 1,487,400	$ 1,948,574
Portfolio turnover rate G	70% A	143%	70%	63%	19%	50%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share. K Investment income per share reflects a special dividend which amounted to $.09 per share. Excluding the special dividend the ratio of net investment income (loss) to average net assets would have been (.68)%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Select Health Care Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Abbott Laboratories	5.5	4.1
Wyeth	5.5	4.8
Covidien Ltd.	4.9	1.7
Thermo Fisher Scientific, Inc.	4.7	3.1
Genentech, Inc.	4.7	1.9
Baxter International, Inc.	3.8	2.4
Amgen, Inc.	2.6	1.8
UnitedHealth Group, Inc.	2.5	4.7
Medtronic, Inc.	2.5	1.8
Pfizer, Inc.	2.4	0.0
	39.1
Top Industries (% of fund's net assets)
As of August 31, 2008
Health Care Equipment & Supplies	25.3%
Pharmaceuticals	21.4%
Biotechnology	15.6%
Health Care Providers & Services	13.8%
Life Sciences Tools & Services	12.0%
All Others*	11.9%

As of February 29, 2008
Pharmaceuticals	26.7%
Health Care Providers & Services	21.2%
Health Care Equipment & Supplies	20.4%
Biotechnology	13.5%
Life Sciences Tools & Services	11.5%
All Others*	6.7%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Fidelity Select Health Care Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
BEVERAGES - 0.1%
Soft Drinks - 0.1%
Hansen Natural Corp. (a)	28,900	$ 794,172
BIOTECHNOLOGY - 15.6%
Biotechnology - 15.6%
Acorda Therapeutics, Inc. (a)	6,900	194,235
Alexion Pharmaceuticals, Inc. (a)	70,528	3,179,402
Alnylam Pharmaceuticals, Inc. (a)	209,200	6,202,780
Amgen, Inc. (a)	751,104	47,206,886
Biogen Idec, Inc. (a)	335,331	17,078,408
BioMarin Pharmaceutical, Inc. (a)	615,385	18,547,704
Cephalon, Inc. (a)	167,100	12,803,202
Cepheid, Inc. (a)	125,600	2,336,160
Cougar Biotechnology, Inc. (a)	42,207	1,453,609
CSL Ltd.	354,787	12,503,928
Genentech, Inc. (a)	859,700	84,895,375
Genzyme Corp. (a)	293,832	23,007,046
GTx, Inc. (a)(d)	201,800	3,573,878
Human Genome Sciences, Inc. (a)	144,000	1,067,040
ImClone Systems, Inc. (a)	124,672	8,028,877
Molecular Insight Pharmaceuticals, Inc. (a)(d)	132,409	1,130,773
Myriad Genetics, Inc. (a)	98,126	6,692,193
Omrix Biopharmaceuticals, Inc. (a)	288,431	6,633,913
ONYX Pharmaceuticals, Inc. (a)(d)	336,648	13,758,804
OREXIGEN Therapeutics, Inc. (a)	156,100	1,815,443
PDL BioPharma, Inc.	215,804	2,604,754
RXi Pharmaceuticals Corp.	31,235	208,962
Theravance, Inc. (a)(d)	696,999	9,500,096
		284,423,468
CHEMICALS - 4.2%
Fertilizers & Agricultural Chemicals - 3.9%
Monsanto Co.	348,151	39,776,252
Syngenta AG sponsored ADR	115,600	6,205,408
The Mosaic Co.	240,421	25,662,538
		71,644,198
Specialty Chemicals - 0.3%
Jubilant Organosys Ltd.	236,160	1,926,101
Sigma Aldrich Corp.	48,300	2,741,508
		4,667,609
TOTAL CHEMICALS		76,311,807
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Environmental & Facility Services - 0.1%
American Ecology Corp.	57,600	1,869,696
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Carriage Services, Inc. Class A (a)	610,350	2,655,023
Hillenbrand, Inc.	57,600	1,369,728

	Shares	Value
Stewart Enterprises, Inc. Class A	376,106	$ 3,520,352
StoneMor Partners LP	28,800	501,408
		8,046,511
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Other Diversifed Financial Services - 0.2%
MBF Healthcare Acquisition Corp. unit (a)	396,800	3,178,368
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.3%
Electronic Equipment & Instruments - 1.3%
Mettler-Toledo International, Inc. (a)	224,605	23,628,446
FOOD & STAPLES RETAILING - 0.7%
Drug Retail - 0.7%
China Nepstar Chain Drugstore Ltd. ADR	55,300	265,440
CVS Caremark Corp.	345,486	12,644,788
		12,910,228
FOOD PRODUCTS - 1.6%
Agricultural Products - 0.4%
Archer Daniels Midland Co.	77,451	1,971,902
Bunge Ltd.	57,761	5,161,523
		7,133,425
Packaged Foods & Meats - 1.2%
Marine Harvest ASA (a)	2,164,000	1,516,300
Nestle SA:
(Reg.)	351,437	15,510,205
sponsored ADR	96,750	4,277,318
		21,303,823
TOTAL FOOD PRODUCTS		28,437,248
HEALTH CARE EQUIPMENT & SUPPLIES - 25.3%
Health Care Equipment - 21.1%
Abaxis, Inc. (a)	40,400	803,556
American Medical Systems Holdings, Inc. (a)	557,500	9,923,500
Baxter International, Inc.	1,009,621	68,411,919
Beckman Coulter, Inc.	36,400	2,687,048
Boston Scientific Corp. (a)	2,612,600	32,814,256
C.R. Bard, Inc.	158,906	14,849,766
China Medical Technologies, Inc. sponsored ADR (d)	44,800	2,058,112
Covidien Ltd.	1,636,065	88,462,035
Electro-Optical Sciences, Inc. (a)(d)	704,331	5,226,136
Electro-Optical Sciences, Inc. warrants 8/2/12 (a)(g)	50,450	186,173
Gen-Probe, Inc. (a)	124,200	7,420,950
Golden Meditech Co. Ltd.	16,576,000	4,969,869
Hill-Rom Holdings, Inc.	57,600	1,724,544
I-Flow Corp. (a)	181,879	1,784,233
IDEXX Laboratories, Inc. (a)	76,000	4,278,800
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Equipment - continued
Integra LifeSciences Holdings Corp. (a)	208,869	$ 10,128,058
Kinetic Concepts, Inc. (a)	105,900	3,723,444
Masimo Corp.	71,825	2,870,845
Medtronic, Inc.	827,911	45,203,941
Mentor Corp.	34,600	853,928
Meridian Bioscience, Inc.	54,800	1,557,416
Mindray Medical International Ltd. sponsored ADR	146,600	5,701,274
Mingyuan Medicare Development Co. Ltd.	12,970,000	1,528,893
Natus Medical, Inc. (a)	2,900	71,340
Quidel Corp. (a)	60,632	1,185,356
St. Jude Medical, Inc. (a)	424,800	19,468,584
Stryker Corp.	487,239	32,737,588
Syneron Medical Ltd. (a)	644,480	10,640,365
ThermoGenesis Corp. (a)	376,000	639,200
Varian Medical Systems, Inc. (a)	57,800	3,650,648
		385,561,777
Health Care Supplies - 4.2%
Alcon, Inc.	89,269	15,201,618
Cremer SA	103,700	851,867
Haemonetics Corp. (a)	17,300	1,085,056
Immucor, Inc. (a)	72,000	2,319,120
InfuSystems Holdings, Inc. (a)(e)	1,424,500	3,774,925
InfuSystems Holdings, Inc. warrants 4/11/11 (a)	262,700	47,286
Inverness Medical Innovations, Inc. (a)	1,325,823	47,093,233
RTI Biologics, Inc. (a)	231,100	2,167,718
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	2,204,000	3,388,771
		75,929,594
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		461,491,371
HEALTH CARE PROVIDERS & SERVICES - 13.6%
Health Care Distributors & Services - 2.8%
Celesio AG	2,900	111,246
McKesson Corp.	583,000	33,685,740
Profarma Distribuidora de Produtos Farmaceuticos SA	1,715,800	17,894,847
		51,691,833
Health Care Facilities - 0.5%
Brookdale Senior Living, Inc.	57,627	1,270,675
Community Health Systems, Inc. (a)	72,024	2,485,548
Emeritus Corp. (a)	145,369	3,230,099
Hanger Orthopedic Group, Inc. (a)	12,700	215,011
Sun Healthcare Group, Inc. (a)	51,822	890,820
		8,092,153

	Shares	Value
Health Care Services - 4.8%
Apria Healthcare Group, Inc. (a)	708,716	$ 14,018,402
athenahealth, Inc.	1,600	51,600
CardioNet, Inc.	20,100	613,050
Diagnosticos da America SA	183,200	4,169,767
Emergency Medical Services Corp. Class A (a)	100	3,328
Express Scripts, Inc. (a)	405,451	29,764,158
Genoptix, Inc.	59,100	2,068,500
Health Grades, Inc. (a)	1,124,047	3,743,077
Medco Health Solutions, Inc. (a)	415,638	19,472,640
NightHawk Radiology Holdings, Inc. (a)	1,345,602	11,477,985
Rural/Metro Corp. (a)	394,049	768,396
Virtual Radiologic Corp.	81,800	1,052,766
		87,203,669
Managed Health Care - 5.5%
Coventry Health Care, Inc. (a)	72,187	2,527,989
Humana, Inc. (a)	270,636	12,557,510
Medial Saude SA	244,100	1,850,967
UnitedHealth Group, Inc.	1,525,278	46,444,715
Universal American Financial Corp. (a)	1,071,161	14,107,190
WellPoint, Inc. (a)	436,592	23,047,692
		100,536,063
TOTAL HEALTH CARE PROVIDERS & SERVICES		247,523,718
HEALTH CARE TECHNOLOGY - 0.7%
Health Care Technology - 0.7%
Eclipsys Corp. (a)	147,954	3,300,854
HLTH Corp. (a)	609,250	7,585,163
Phase Forward, Inc. (a)	52,000	1,004,640
		11,890,657
HOTELS, RESTAURANTS & LEISURE - 0.0%
Restaurants - 0.0%
Centerplate, Inc. unit	14,500	62,640
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
WebMD Health Corp. Class A (a)(d)	81,989	2,595,772
LIFE SCIENCES TOOLS & SERVICES - 12.0%
Life Sciences Tools & Services - 12.0%
Albany Molecular Research, Inc. (a)	62,200	1,084,146
AMAG Pharmaceuticals, Inc. (a)(d)	56,442	2,183,741
Bio-Rad Laboratories, Inc. Class A (a)	20,700	2,227,320
Bruker BioSciences Corp. (a)	529,225	8,171,234
Charles River Laboratories International, Inc. (a)	161,400	10,589,454
Covance, Inc. (a)	62,800	5,924,552
Dishman Pharmaceuticals and Chemicals Ltd.	567,289	4,157,361
Exelixis, Inc. (a)	239,621	1,363,443
Harvard Bioscience, Inc. (a)	134,728	617,054
Illumina, Inc. (a)	139,388	12,005,488
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - CONTINUED
Life Sciences Tools & Services - continued
Lonza Group AG	229,571	$ 32,480,169
PAREXEL International Corp. (a)	184,289	5,854,862
PerkinElmer, Inc.	258,654	7,348,360
Pharmaceutical Product Development, Inc.	234,800	9,579,840
QIAGEN NV (a)	1,046,800	22,171,224
Techne Corp. (a)	48,565	3,747,761
Thermo Fisher Scientific, Inc. (a)	1,428,016	86,480,649
Varian, Inc. (a)	31,729	1,577,249
Wuxi Pharmatech Cayman, Inc. sponsored ADR (d)	85,188	1,508,679
		219,072,586
MACHINERY - 0.4%
Industrial Machinery - 0.4%
Pall Corp.	194,557	7,900,960
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
Nutraceutical International Corp. (a)	57,080	700,942
PHARMACEUTICALS - 21.4%
Pharmaceuticals - 21.4%
Abbott Laboratories	1,763,717	101,290,265
Alembic Ltd.	57,715	55,321
Allergan, Inc.	524,646	29,311,972
Alpharma, Inc. Class A (a)	79,200	2,827,440
Bristol-Myers Squibb Co.	1,592,000	33,973,280
China Shineway Pharmaceutical Group Ltd.	3,742,000	2,684,981
Eczacibasi ILAC Sanayi TAS	750,000	854,719
Elan Corp. PLC sponsored ADR (a)	20,800	278,512
Eurand NV (a)	14,400	238,608
Merck & Co., Inc.	236,026	8,419,047
Nexmed, Inc. (a)	525,574	99,859
Pfizer, Inc.	2,282,044	43,609,861
Piramal Healthcare Ltd.	445,498	3,434,407
Shire PLC sponsored ADR	280,200	14,873,016
Simcere Pharmaceutical Group sponsored ADR (a)	86,600	1,125,800
Teva Pharmaceutical Industries Ltd. sponsored ADR (d)	876,700	41,502,978
Valeant Pharmaceuticals International (a)(d)	179,490	3,286,462
Wyeth	2,322,148	100,502,565
XenoPort, Inc. (a)	57,337	2,799,766
		391,168,859
TOTAL COMMON STOCKS (Cost $1,609,773,773)		1,782,007,449
Nonconvertible Bonds - 0.2%
	Principal Amount	Value
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Services - 0.2%
DASA Finance Corp. 8.75% 5/29/18 (f) (Cost $4,326,054)	$ 4,270,000	$ 4,312,700
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 2.31% (b)	45,833,712	45,833,712
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	37,088,459	37,088,459
TOTAL MONEY MARKET FUNDS (Cost $82,922,171)		82,922,171
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $1,697,021,998)		1,869,242,320
NET OTHER ASSETS - (2.4)%		(44,247,093)
NET ASSETS - 100%		$ 1,824,995,227
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 4,312,700 or 0.2% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $186,173 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 8/2/12	8/1/07	$ 50
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 591,585
Fidelity Securities Lending Cash Central Fund	165,023
Total	$ 756,608
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
InfuSystems Holdings, Inc.	$ 5,014,240	$ -	$ -	$ -	$ 3,774,925
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	1,869,242,320	1,864,743,447	4,498,873	-
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.7%
Bermuda	5.3%
Switzerland	4.0%
Israel	2.9%
Brazil	1.4%
Netherlands	1.2%
Others (individually less than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Health Care Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $36,019,067) - See accompanying schedule: Unaffiliated issuers (cost $1,605,971,496)	$ 1,782,545,224
Fidelity Central Funds (cost $82,922,171)	82,922,171
Other affiliated issuers (cost $8,128,331)	3,774,925
Total Investments (cost $1,697,021,998)		$ 1,869,242,320
Cash		42,528
Receivable for investments sold		6,891,020
Receivable for fund shares sold		1,825,120
Dividends receivable		1,631,880
Interest receivable		94,444
Distributions receivable from Fidelity Central Funds		117,112
Prepaid expenses		1,835
Other receivables		228,693
Total assets		1,880,074,952

Liabilities
Payable for investments purchased	$ 13,482,161
Payable for fund shares redeemed	3,124,778
Accrued management fee	848,170
Other affiliated payables	380,664
Other payables and accrued expenses	155,493
Collateral on securities loaned, at value	37,088,459
Total liabilities		55,079,725

Net Assets		$ 1,824,995,227
Net Assets consist of:
Paid in capital		$ 1,687,122,707
Undistributed net investment income		3,058,805
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(37,395,387)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		172,209,102
Net Assets, for 16,898,806 shares outstanding		$ 1,824,995,227
Net Asset Value, offering price and redemption price per share ($1,824,995,227 ÷ 16,898,806 shares)		$ 108.00

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 9,764,953
Interest		173,124
Income from Fidelity Central Funds (including $165,023 from security lending)		756,608
Total income		10,694,685

Expenses
Management fee	$ 5,011,272
Transfer agent fees	1,974,537
Accounting and security lending fees	278,133
Custodian fees and expenses	123,718
Independent trustees' compensation	3,971
Depreciation in deferred trustee compensation account	(548)
Registration fees	23,247
Audit	33,245
Legal	4,952
Interest	712
Miscellaneous	136,053
Total expenses before reductions	7,589,292
Expense reductions	(44,820)	7,544,472
Net investment income (loss)		3,150,213
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(34,805,498)
Foreign currency transactions	12,004
Total net realized gain (loss)		(34,793,494)
Change in net unrealized appreciation (depreciation) on: Investment securities	6,296,850
Assets and liabilities in foreign currencies	(41,185)
Total change in net unrealized appreciation (depreciation)		6,255,665
Net gain (loss)		(28,537,829)
Net increase (decrease) in net assets resulting from operations		$ (25,387,616)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,150,213	$ 6,366,655
Net realized gain (loss)	(34,793,494)	241,063,204
Change in net unrealized appreciation (depreciation)	6,255,665	(227,132,582)
Net increase (decrease) in net assets resulting from operations	(25,387,616)	20,297,277
Distributions to shareholders from net investment income	(2,001,557)	(6,192,733)
Distributions to shareholders from net realized gain	(77,726,943)	(224,013,816)
Total distributions	(79,728,500)	(230,206,549)
Share transactions Proceeds from sales of shares	127,989,373	297,559,081
Reinvestment of distributions	75,312,164	216,028,272
Cost of shares redeemed	(221,346,604)	(429,358,886)
Net increase (decrease) in net assets resulting from share transactions	(18,045,067)	84,228,467
Redemption fees	9,878	44,318
Total increase (decrease) in net assets	(123,151,305)	(125,636,487)
Net Assets
Beginning of period	1,948,146,532	2,073,783,019
End of period (including undistributed net investment income of $3,058,805 and undistributed net investment income of $2,286,929, respectively)	$ 1,824,995,227	$ 1,948,146,532
Other Information Shares
Sold	1,205,388	2,338,021
Issued in reinvestment of distributions	727,513	1,705,095
Redeemed	(2,087,634)	(3,347,369)
Net increase (decrease)	(154,733)	695,747

Financial Highlights

Six months ended August 31,2008

Years ended February 28,

(Unaudited)

2008 J

2007

2006

2005

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 114.24	$ 126.78	$ 139.09	$ 127.07	$ 123.36	$ 99.56
Income from Investment Operations
Net investment income (loss)	.19	.39 H	.39	(.17)	.14	.13
Net realized and unrealized gain (loss) E	(1.65)	1.63	4.49	25.97	3.69	23.84
Total from investment operations	(1.46)	2.02	4.88	25.80	3.83	23.97
Distributions from net investment income	(.12)	(.39)	(.20)	(.04)	(.13)	(.18)
Distributions from net realized gain	(4.66)	(14.17)	(16.99)	(13.75)	-	-
Total distributions	(4.78)	(14.56)	(17.19)	(13.79)	(.13)	(.18)
Redemption fees added to paid in capital E	- K	- K	- K	.01	.01	.01
Net asset value, end of period	$ 108.00	$ 114.24	$ 126.78	$ 139.09	$ 127.07	$ 123.36
Total Return B,C,D	(1.10)%	.72%	4.13%	20.42%	3.12%	24.11%
Ratios to Average Net Assets F,J
Expenses before reductions	.84% A	.85%	.88%	.91%	.93%	1.02%
Expenses net of fee waivers, if any	.84% A	.85%	.88%	.91%	.93%	1.02%
Expenses net of all reductions	.84% A	.84%	.87%	.87%	.92%	.99%
Net investment income (loss)	.35% A	.30% H	.31%	(.12) %	.11%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,824,995	$ 1,948,147	$ 2,073,783	$ 2,380,323	$ 1,906,252	$ 2,035,782
Portfolio turnover rate	137% A	120%	91%	120%	32%	104%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .20%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Medical Delivery Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund' net assets	% of fund's net assets 6 months ago
UnitedHealth Group, Inc.	13.1	21.0
Express Scripts, Inc.	8.6	7.3
McKesson Corp.	7.8	9.2
Medco Health Solutions, Inc.	6.9	1.4
Humana, Inc.	6.4	7.0
Inverness Medical Innovations, Inc.	5.0	4.1
WellPoint, Inc.	4.4	0.0
Apria Healthcare Group, Inc.	3.4	0.0
Cardinal Health, Inc.	3.3	1.9
CVS Caremark Corp.	3.3	2.8
	62.2
Top Industries (% of fund's net assets)
As of August 31, 2008
Health Care Providers & Services	75.7%
Health Care Equipment & Supplies	8.0%
Food & Staples Retailing	3.3%
Health Care Technology	1.8%
Diversified Consumer Services	1.4%
All Others*	9.8%

As of February 29, 2008
Health Care Providers & Services	83.6%
Health Care Equipment & Supplies	6.1%
Food & Staples Retailing	2.8%
Health Care Technology	2.7%
Diversified Consumer Services	1.4%
All Others*	3.4%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Medical Delivery Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value
BIOTECHNOLOGY - 0.3%
Biotechnology - 0.3%
Alnylam Pharmaceuticals, Inc. (a)	29,300	$ 868,745
Arena Pharmaceuticals, Inc. (a)(e)	56,746	344,448
		1,213,193
DIVERSIFIED CONSUMER SERVICES - 1.4%
Specialized Consumer Services - 1.4%
Carriage Services, Inc. Class A (a)	656,549	2,855,988
Service Corp. International	161,430	1,648,200
Stewart Enterprises, Inc. Class A	141,215	1,321,772
		5,825,960
DIVERSIFIED FINANCIAL SERVICES - 0.5%
Other Diversifed Financial Services - 0.5%
MBF Healthcare Acquisition Corp. unit (a)	285,100	2,283,651
FOOD & STAPLES RETAILING - 3.3%
Drug Retail - 3.3%
CVS Caremark Corp.	382,083	13,984,238
Rite Aid Corp. (a)	100,000	121,000
		14,105,238
HEALTH CARE EQUIPMENT & SUPPLIES - 8.0%
Health Care Equipment - 1.9%
Baxter International, Inc.	24,300	1,646,568
Covidien Ltd.	72,500	3,920,075
Golden Meditech Co. Ltd.	4,472,000	1,340,809
Natus Medical, Inc. (a)	1,000	24,600
Quidel Corp. (a)	50,000	977,500
		7,909,552
Health Care Supplies - 6.1%
Atrion Corp.	5,500	634,040
InfuSystems Holdings, Inc. (a)	20,000	53,000
Inverness Medical Innovations, Inc. (a)(e)	718,500	25,521,120
		26,208,160
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		34,117,712
HEALTH CARE PROVIDERS & SERVICES - 75.3%
Health Care Distributors & Services - 12.7%
Cardinal Health, Inc.	258,800	14,228,824
McKesson Corp.	574,900	33,217,722
Profarma Distribuidora de Produtos Farmaceuticos SA	637,700	6,650,859
United Drug PLC (Ireland)	55,000	318,695
		54,416,100
Health Care Facilities - 7.1%
Apollo Hospitals Enterprise Ltd.	83,956	926,540
Bangkok Chain Hospital PCL	4,250,000	918,919
Bangkok Dusit Medical Service PCL (For. Reg.)	297,600	317,382

	Shares	Value
Community Health Systems, Inc. (a)	43,700	$ 1,508,087
Emeritus Corp. (a)	81,824	1,818,129
Health Management Associates, Inc. Class A (a)(e)	1,710,000	9,935,100
LifePoint Hospitals, Inc. (a)	76,200	2,570,988
Sun Healthcare Group, Inc. (a)	204,538	3,516,008
Tenet Healthcare Corp. (a)	107,100	645,813
U.S. Physical Therapy, Inc. (a)	130,346	2,582,154
Universal Health Services, Inc. Class B	71,900	4,441,982
VCA Antech, Inc. (a)	29,300	900,682
		30,081,784
Health Care Services - 23.5%
Amedisys, Inc. (a)	2,660	141,565
Apria Healthcare Group, Inc. (a)	729,547	14,430,440
Diagnosticos da America SA	92,300	2,100,816
Emergency Medical Services Corp. Class A (a)	100	3,328
Express Scripts, Inc. (a)(e)	502,100	36,859,161
Genoptix, Inc.	61,900	2,166,500
Health Grades, Inc. (a)	1,277,615	4,254,458
Medco Health Solutions, Inc. (a)	631,100	29,567,035
NightHawk Radiology Holdings, Inc. (a)(e)	771,723	6,582,797
Quest Diagnostics, Inc.	10,000	540,500
Rural/Metro Corp. (a)(f)	1,957,400	3,816,930
Virtual Radiologic Corp.	3,800	48,906
		100,512,436
Managed Health Care - 32.0%
Aetna, Inc.	245,000	10,569,300
Coventry Health Care, Inc. (a)	93,000	3,256,860
Healthspring, Inc. (a)	99,900	1,984,014
Humana, Inc. (a)	594,171	27,569,534
Medial Saude SA	617,800	4,684,667
UnitedHealth Group, Inc.	1,844,497	56,164,936
Universal American Financial Corp. (a)	855,196	11,262,931
Wellcare Health Plans, Inc. (a)	61,200	2,555,712
WellPoint, Inc. (a)	353,500	18,661,265
		136,709,219
TOTAL HEALTH CARE PROVIDERS & SERVICES		321,719,539
HEALTH CARE TECHNOLOGY - 1.8%
Health Care Technology - 1.8%
Eclipsys Corp. (a)(e)	103,100	2,300,161
HLTH Corp. (a)	430,800	5,363,460
		7,663,621
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
WebMD Health Corp. Class A (a)(e)	28,400	899,144
LIFE SCIENCES TOOLS & SERVICES - 1.1%
Life Sciences Tools & Services - 1.1%
ICON PLC sponsored ADR	20,000	814,600
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - CONTINUED
Life Sciences Tools & Services - continued
Medtox Scientific, Inc. (a)	35,000	$ 611,800
Pharmaceutical Product Development, Inc.	40,000	1,632,000
Thermo Fisher Scientific, Inc. (a)	25,000	1,514,000
Wuxi Pharmatech Cayman, Inc. sponsored ADR	11,200	198,352
		4,770,752
PHARMACEUTICALS - 0.3%
Pharmaceuticals - 0.3%
Nexmed, Inc. (a)	83,100	15,789
Ranbaxy Laboratories Ltd.	100,000	1,182,585
		1,198,374
REAL ESTATE INVESTMENT TRUSTS - 0.1%
Specialized REITs - 0.1%
Ventas, Inc.	5,000	227,100
TOTAL COMMON STOCKS (Cost $369,068,431)		394,024,284
Nonconvertible Bonds - 0.4%
	Principal Amount
HEALTH CARE PROVIDERS & SERVICES - 0.4%
Health Care Services - 0.4%
Rural/Metro Corp.:
0% 3/15/16 (d)	$ 2,790,000	1,869,300
9.875% 3/15/15	20,000	18,000
TOTAL NONCONVERTIBLE BONDS (Cost $2,326,504)		1,887,300
Money Market Funds - 12.9%
	Shares	Value
Fidelity Cash Central Fund, 2.31% (b)	29,217,403	$ 29,217,403
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	25,823,791	25,823,791
TOTAL MONEY MARKET FUNDS (Cost $55,041,194)		55,041,194
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $426,436,129)		450,952,778
NET OTHER ASSETS - (5.6)%		(24,000,630)
NET ASSETS - 100%		$ 426,952,148
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 169,417
Fidelity Securities Lending Cash Central Fund	51,875
Total	$ 221,292
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rural/Metro Corp.	$ 5,284,980	$ -	$ -	$ -	$ 3,816,930
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	450,952,778	449,065,478	1,887,300	-

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Medical Delivery Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $24,694,206) - See accompanying schedule: Unaffiliated issuers (cost $356,302,201)	$ 392,094,654
Fidelity Central Funds (cost $55,041,194)	55,041,194
Other affiliated issuers (cost $15,092,734)	3,816,930
Total Investments (cost $426,436,129)		$ 450,952,778
Receivable for investments sold		3,124,261
Receivable for fund shares sold		315,962
Dividends receivable		105,568
Interest receivable		905
Distributions receivable from Fidelity Central Funds		60,117
Prepaid expenses		509
Other receivables		3,919
Total assets		454,564,019

Liabilities
Payable for investments purchased	$ 1,122,532
Payable for fund shares redeemed	313,656
Accrued management fee	197,465
Other affiliated payables	109,447
Other payables and accrued expenses	44,980
Collateral on securities loaned, at value	25,823,791
Total liabilities		27,611,871

Net Assets		$ 426,952,148
Net Assets consist of:
Paid in capital		$ 432,338,617
Accumulated net investment loss		(1,117,354)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(28,785,035)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		24,515,920
Net Assets, for 10,396,787 shares outstanding		$ 426,952,148
Net Asset Value, offering price and redemption price per share ($426,952,148 ÷ 10,396,787 shares)		$ 41.07

Statement of Operations

Six months ended August 31, 2008 (Unaudited)
Investment Income
Dividends		$ 570,544
Interest		151,515
Income from Fidelity Central Funds (including $51,875 from security lending)		221,292
Total income		943,351

Expenses
Management fee	$ 1,198,470
Transfer agent fees	605,037
Accounting and security lending fees	84,877
Custodian fees and expenses	50,994
Independent trustees' compensation	772
Registration fees	24,413
Audit	18,102
Legal	1,381
Miscellaneous	49,433
Total expenses before reductions	2,033,479
Expense reductions	(8,122)	2,025,357
Net investment income (loss)		(1,082,006)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(25,410,301)
Foreign currency transactions	(12,795)
Total net realized gain (loss)		(25,423,096)
Change in net unrealized appreciation (depreciation) on: Investment securities	(20,097,065)
Assets and liabilities in foreign currencies	(21,674)
Total change in net unrealized appreciation (depreciation)		(20,118,739)
Net gain (loss)		(45,541,835)
Net increase (decrease) in net assets resulting from operations		$ (46,623,841)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,082,006)	$ 1,408,594
Net realized gain (loss)	(25,423,096)	48,284,387
Change in net unrealized appreciation (depreciation)	(20,118,739)	(79,043,613)
Net increase (decrease) in net assets resulting from operations	(46,623,841)	(29,350,632)
Distributions to shareholders from net investment income	(331,975)	-
Distributions to shareholders from net realized gain	(3,873,055)	(50,920,643)
Total distributions	(4,205,030)	(50,920,643)
Share transactions Proceeds from sales of shares	56,374,507	374,625,171
Reinvestment of distributions	4,037,578	48,846,356
Cost of shares redeemed	(123,140,790)	(446,389,762)
Net increase (decrease) in net assets resulting from share transactions	(62,728,705)	(22,918,235)
Redemption fees	12,450	45,642
Total increase (decrease) in net assets	(113,545,126)	(103,143,868)

Net Assets
Beginning of period	540,497,274	643,641,142
End of period (including accumulated net investment loss of $1,117,354 and undistributed net investment income of $1,179,540, respectively)	$ 426,952,148	$ 540,497,274
Other Information Shares
Sold	1,393,236	7,144,220
Issued in reinvestment of distributions	103,874	944,218
Redeemed	(3,038,442)	(8,765,390)
Net increase (decrease)	(1,541,332)	(676,952)

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 K

2007

2006

2005

2004 K

Selected Per-Share Data
Net asset value, beginning of period	$ 45.27	$ 51.02	$ 54.98	$ 46.80	$ 32.76	$ 22.84
Income from Investment Operations
Net investment income (loss) E	(.10)	.11 H	(.29)	(.31)	(.28)	(.30)
Net realized and unrealized gain (loss)	(3.72)	(1.69)	1.20 I	11.41	14.28	10.20
Total from investment operations	(3.82)	(1.58)	.91	11.10	14.00	9.90
Distributions from net investment income	(.03)	-	-	-	-	-
Distributions from net realized gain	(.35)	(4.17)	(4.88)	(2.94)	-	-
Total distributions	(.38)	(4.17)	(4.88)	(2.94)	-	-
Redemption fees added to paid in capital E	- L	- L	.01	.02	.04	.02
Net asset value, end of period	$ 41.07	$ 45.27	$ 51.02	$ 54.98	$ 46.80	$ 32.76
Total Return B, C, D	(8.39)%	(4.00)%	2.23%	24.54%	42.86%	43.43%
Ratios to Average Net Assets F, J
Expenses before reductions	.95% A	.92%	.95%	.95%	1.03%	1.30%
Expenses net of fee waivers, if any	.95% A	.92%	.95%	.95%	1.03%	1.30%
Expenses net of all reductions	.94% A	.91%	.94%	.91%	.92%	1.24%
Net investment income (loss)	(.50)% A	.22% H	(.58)%	(.60)%	(.72)%	(1.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 426,952	$ 540,497	$ 643,641	$ 1,469,861	$ 706,183	$ 210,255
Portfolio turnover rate G	116% A	113%	92%	106%	244%	196%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.38 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.52)%. I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. K For the year ended February 29. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Medical Equipment and Systems Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Baxter International, Inc.	16.5	9.1
Medtronic, Inc.	14.0	17.4
Covidien Ltd.	12.5	10.9
Boston Scientific Corp.	4.0	4.5
C.R. Bard, Inc.	3.5	4.2
Alcon, Inc.	3.4	3.2
Allergan, Inc.	3.3	3.1
Becton, Dickinson & Co.	2.7	8.3
Gen-Probe, Inc.	2.7	1.7
QIAGEN NV	2.5	2.0
	65.1
Top Industries (% of fund's net assets)
As of August 31, 2008
Health Care Equipment & Supplies	76.4%
Life Sciences Tools & Services	7.3%
Pharmaceuticals	3.6%
Health Care Providers & Services	3.1%
Biotechnology	2.0%
All Others*	7.6%

As of February 29, 2008
Health Care Equipment & Supplies	82.1%
Life Sciences Tools & Services	9.2%
Pharmaceuticals	3.5%
Biotechnology	2.4%
Health Care Providers & Services	1.0%
All Others*	1.8%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Medical Equipment and Systems Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
BIOTECHNOLOGY - 2.0%
Biotechnology - 2.0%
Alnylam Pharmaceuticals, Inc. (a)(d)	140,000	$ 4,151,000
deCODE genetics, Inc. (a)(d)	700,000	777,000
Genentech, Inc. (a)	55,000	5,431,250
Myriad Genetics, Inc. (a)	70,000	4,774,000
Nanosphere, Inc.	80,000	764,000
Omrix Biopharmaceuticals, Inc. (a)	680,000	15,640,000
		31,537,250
CHEMICALS - 0.4%
Fertilizers & Agricultural Chemicals - 0.4%
Monsanto Co.	60,000	6,855,000
DIVERSIFIED CONSUMER SERVICES - 0.6%
Specialized Consumer Services - 0.6%
Hillenbrand, Inc.	375,000	8,917,500
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.0%
Electronic Equipment & Instruments - 1.0%
Mettler-Toledo International, Inc. (a)	145,000	15,254,000
HEALTH CARE EQUIPMENT & SUPPLIES - 76.4%
Health Care Equipment - 69.0%
American Medical Systems Holdings, Inc. (a)(d)	2,049,700	36,484,660
Aspect Medical Systems, Inc. (a)(d)	450,000	2,353,500
Baxter International, Inc.	3,800,000	257,487,999
Becton, Dickinson & Co.	490,000	42,816,200
Boston Scientific Corp. (a)	5,000,000	62,800,000
C.R. Bard, Inc. (d)	590,000	55,135,500
Covidien Ltd.	3,625,000	196,003,750
Cyberonics, Inc. (a)(d)	100,000	2,145,000
Electro-Optical Sciences, Inc. warrants 11/2/11 (a)(e)	90,313	332,861
ev3, Inc. (a)(d)	1,000,000	12,210,000
Gen-Probe, Inc. (a)	715,000	42,721,250
Heartware Ltd. (a)	11,500,000	5,923,995
Hill-Rom Holdings, Inc. (d)	400,000	11,976,000
Hologic, Inc. (a)	95,000	2,015,900
Integra LifeSciences Holdings Corp. (a)	350,000	16,971,500
Intuitive Surgical, Inc. (a)	40,000	11,810,800
Kinetic Concepts, Inc. (a)	150,000	5,274,000
Masimo Corp.	90,000	3,597,300
Medtronic, Inc.	4,000,000	218,400,000
Mentor Corp. (d)	157,788	3,894,208
Micrus Endovascular Corp. (a)	600,000	7,560,000
Mindray Medical International Ltd. sponsored ADR	48,700	1,893,943
NuVasive, Inc. (a)(d)	110,000	5,242,600
ResMed, Inc. (a)(d)	170,000	7,956,000
St. Jude Medical, Inc. (a)	650,000	29,789,500

	Shares	Value
Stryker Corp.	390,000	$ 26,204,100
The Spectranetics Corp. (a)	220,000	1,768,800
ThermoGenesis Corp. (a)	599,788	1,019,640
Zimmer Holdings, Inc. (a)	100,000	7,239,000
		1,079,028,006
Health Care Supplies - 7.4%
Alcon, Inc.	315,000	53,641,350
Align Technology, Inc. (a)(d)	250,000	3,260,000
Immucor, Inc. (a)	1,170,000	37,685,700
Inverness Medical Innovations, Inc. (a)	380,000	13,497,600
RTI Biologics, Inc. (a)	760,000	7,128,800
		115,213,450
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,194,241,456
HEALTH CARE PROVIDERS & SERVICES - 3.1%
Health Care Distributors & Services - 3.1%
Henry Schein, Inc. (a)(d)	430,000	25,146,400
Patterson Companies, Inc. (a)	700,000	22,778,000
		47,924,400
Health Care Facilities - 0.0%
Hanger Orthopedic Group, Inc. (a)	10,700	181,151
TOTAL HEALTH CARE PROVIDERS & SERVICES		48,105,551
HEALTH CARE TECHNOLOGY - 0.8%
Health Care Technology - 0.8%
Eclipsys Corp. (a)	530,000	11,824,300
LIFE SCIENCES TOOLS & SERVICES - 7.3%
Life Sciences Tools & Services - 7.3%
Charles River Laboratories International, Inc. (a)	300,000	19,683,000
Illumina, Inc. (a)(d)	368,700	31,756,131
Millipore Corp. (a)(d)	145,000	10,876,450
QIAGEN NV (a)	1,875,000	39,712,500
Thermo Fisher Scientific, Inc. (a)	200,000	12,112,000
		114,140,081
MACHINERY - 0.3%
Industrial Machinery - 0.3%
Pall Corp.	130,000	5,279,300
PERSONAL PRODUCTS - 0.4%
Personal Products - 0.4%
Chattem, Inc. (a)(d)	80,000	5,609,600
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - 3.6%
Pharmaceuticals - 3.6%
Allergan, Inc. (d)	915,000	$ 51,121,050
XenoPort, Inc. (a)	100,000	4,883,000
		56,004,050
TOTAL COMMON STOCKS (Cost $1,257,345,676)		1,497,768,088
Money Market Funds - 9.1%

Fidelity Cash Central Fund, 2.31% (b)	56,918,375	56,918,375
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	85,853,000	85,853,000
TOTAL MONEY MARKET FUNDS (Cost $142,771,375)		142,771,375
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $1,400,117,051)		1,640,539,463
NET OTHER ASSETS - (5.0)%		(78,273,480)
NET ASSETS - 100%		$ 1,562,265,983
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $332,861 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 11/2/11	11/1/06	$ 9
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 288,821
Fidelity Securities Lending Cash Central Fund	436,340
Total	$ 725,161
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	1,640,539,463	1,640,206,602	332,861	-
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.1%
Bermuda	12.5%
Switzerland	3.4%
Netherlands	2.5%
Others (individually less than 1%)	0.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Medical Equipment and Systems Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $82,769,562) - See accompanying schedule: Unaffiliated issuers (cost $1,257,345,676)	$ 1,497,768,088
Fidelity Central Funds (cost $142,771,375)	142,771,375
Total Investments (cost $1,400,117,051)		$ 1,640,539,463
Receivable for investments sold		1,578,818
Receivable for fund shares sold		30,201,181
Dividends receivable		56,243
Distributions receivable from Fidelity Central Funds		165,659
Prepaid expenses		835
Other receivables		176
Total assets		1,672,542,375

Liabilities
Payable for investments purchased	$ 22,651,582
Payable for fund shares redeemed	774,405
Accrued management fee	673,304
Other affiliated payables	272,976
Other payables and accrued expenses	51,125
Collateral on securities loaned, at value	85,853,000
Total liabilities		110,276,392

Net Assets		$ 1,562,265,983
Net Assets consist of:
Paid in capital		$ 1,311,149,148
Undistributed net investment income		542,979
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,150,432
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		240,423,424
Net Assets, for 59,816,538 shares outstanding		$ 1,562,265,983
Net Asset Value, offering price and redemption price per share ($1,562,265,983 ÷ 59,816,538 shares)		$ 26.12

Statement of Operations

Six months ended August 31, 2008 (Unaudited)
Investment Income
Dividends		$ 4,921,469
Interest		7,136
Income from Fidelity Central Funds (including $436,340 from security lending)		725,161
Total income		5,653,766

Expenses
Management fee	$ 3,387,495
Transfer agent fees	1,359,298
Accounting and security lending fees	204,911
Custodian fees and expenses	13,114
Independent trustees' compensation	2,510
Registration fees	58,696
Audit	17,675
Legal	2,562
Miscellaneous	70,072
Total expenses before reductions	5,116,333
Expense reductions	(5,546)	5,110,787
Net investment income (loss)		542,979
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,754,067
Foreign currency transactions	7,406
Total net realized gain (loss)		13,761,473
Change in net unrealized appreciation (depreciation) on: Investment securities	106,693,519
Assets and liabilities in foreign currencies	(615)
Total change in net unrealized appreciation (depreciation)		106,692,904
Net gain (loss)		120,454,377
Net increase (decrease) in net assets resulting from operations		$ 120,997,356

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Medical Equipment and Systems Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 542,979	$ (1,819,054)
Net realized gain (loss)	13,761,473	104,918,144
Change in net unrealized appreciation (depreciation)	106,692,904	(5,873,675)
Net increase (decrease) in net assets resulting from operations	120,997,356	97,225,415
Distributions to shareholders from net realized gain	(36,663,628)	(76,638,625)
Share transactions Proceeds from sales of shares	498,521,202	655,708,750
Reinvestment of distributions	35,313,559	73,785,048
Cost of shares redeemed	(225,790,106)	(377,258,197)
Net increase (decrease) in net assets resulting from share transactions	308,044,655	352,235,601
Redemption fees	26,465	64,121
Total increase (decrease) in net assets	392,404,848	372,886,512

Net Assets
Beginning of period	1,169,861,135	796,974,623
End of period (including undistributed net investment income of $542,979 and $0, respectively)	$ 1,562,265,983	$ 1,169,861,135
Other Information Shares
Sold	19,822,397	26,109,754
Issued in reinvestment of distributions	1,488,767	3,039,592
Redeemed	(9,417,282)	(14,899,288)
Net increase (decrease)	11,893,882	14,250,058

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 I

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 24.41	$ 23.67	$ 24.62	$ 23.70	$ 20.99	$ 15.63
Income from Investment Operations
Net investment income (loss)E	.01	(.05)	(.05)	(.04)	(.06)	(.09)
Net realized and unrealized gain (loss)	2.47	2.97	1.35	1.80	2.88	5.97
Total from investment operations	2.48	2.92	1.30	1.76	2.82	5.88
Distributions from net realized gain	(.77)	(2.18)	(2.25)	(.84)	(.11)	(.53)
Redemption fees added to paid in capitalE	- J	-J	-J	-J	-J	.01
Net asset value, end of period	$ 26.12	$ 24.41	$ 23.67	$ 24.62	$ 23.70	$ 20.99
Total Return B, C, D	10.48%	12.57%	5.66%	7.36%	13.49%	37.94%
Ratios to Average Net AssetsF, H
Expenses before reductions	.84% A	.88%	.93%	.96%	1.00%	1.18%
Expenses net of fee waivers, if any	.84% A	.88%	.93%	.96%	1.00%	1.18%
Expenses net of all reductions	.84% A	.88%	.92%	.92%	.98%	1.15%
Net investment income (loss)	.09% A	(.20)%	(.22)%	(.18)%	(.28)%	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,562,266	$ 1,169,861	$ 796,975	$ 1,115,117	$ 966,579	$ 571,596
Portfolio turnover rateG	91% A	129%	71%	99%	28%	33%

AAnnualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Pharmaceuticals Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	19.8	4.6
Abbott Laboratories	11.8	11.1
Merck & Co., Inc.	10.3	13.8
Wyeth	8.4	8.0
Pfizer, Inc.	4.9	6.1
Bristol-Myers Squibb Co.	4.9	4.4
Eli Lilly & Co.	4.6	4.8
Schering-Plough Corp.	4.3	6.2
Allergan, Inc.	2.8	3.7
XenoPort, Inc.	1.3	2.2
	73.1
Top Industries (% of fund's net assets)
As of August 31, 2008
Pharmaceuticals	82.9%
Biotechnology	6.5%
Health Care Equipment & Supplies	5.4%
Life Sciences Tools & Services	2.5%
Health Care Providers & Services	1.6%
All Others*	1.1%

As of February 29, 2008
Pharmaceuticals	81.6%
Biotechnology	6.2%
Health Care Equipment & Supplies	3.4%
Life Sciences Tools & Services	2.8%
Health Care Technology	1.7%
All Others*	4.3%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Pharmaceuticals Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
BIOTECHNOLOGY - 6.5%
Biotechnology - 6.5%
Acorda Therapeutics, Inc. (a)	20,400	$ 574,260
Alexion Pharmaceuticals, Inc. (a)	9,236	416,359
Amylin Pharmaceuticals, Inc. (a)	40,460	889,311
Avant Immunotherapeutics, Inc. (a)	1,500	20,745
Biogen Idec, Inc. (a)	2,100	106,953
BioMarin Pharmaceutical, Inc. (a)	27,400	825,836
Celera Corp. (a)	18,200	254,800
Cell Genesys, Inc. (a)	4,000	3,920
Cougar Biotechnology, Inc. (a)	9,500	327,180
CSL Ltd.	49,505	1,744,728
Cubist Pharmaceuticals, Inc. (a)	3,300	72,699
Genentech, Inc. (a)	6,350	627,063
Grifols SA	9,101	271,019
GTx, Inc. (a)(d)	3,000	53,130
Human Genome Sciences, Inc. (a)	13,200	97,812
ImClone Systems, Inc. (a)	11,900	766,360
Incyte Corp. (a)	1,700	17,391
Indevus Pharmaceuticals, Inc. (a)	29,900	65,780
Intercell AG (a)	7,100	312,460
Micromet, Inc. (a)(d)	23,000	143,290
Momenta Pharmaceuticals, Inc. (a)	3,100	44,454
Myriad Genetics, Inc. (a)	15,100	1,029,820
Nanosphere, Inc.	2,100	20,055
Omrix Biopharmaceuticals, Inc. (a)	9,500	218,500
ONYX Pharmaceuticals, Inc. (a)	15,200	621,224
Rigel Pharmaceuticals, Inc. (a)	3,400	80,444
Savient Pharmaceuticals, Inc. (a)	100	2,273
Sinovac Biotech Ltd. (a)	600	1,992
United Therapeutics Corp. (a)	100	10,613
Vertex Pharmaceuticals, Inc. (a)	80	2,149
		9,622,620
CHEMICALS - 0.0%
Fertilizers & Agricultural Chemicals - 0.0%
Monsanto Co.	100	11,425
Specialty Chemicals - 0.0%
Sigma Aldrich Corp.	1,000	56,760
TOTAL CHEMICALS		68,185
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%
Electronic Equipment & Instruments - 0.0%
Mettler-Toledo International, Inc. (a)	200	21,040
HEALTH CARE EQUIPMENT & SUPPLIES - 5.4%
Health Care Equipment - 4.3%
Abiomed, Inc. (a)(d)	6,100	109,922
American Medical Systems Holdings, Inc. (a)	13,100	233,180
Baxter International, Inc.	12,500	847,000

	Shares	Value
C.R. Bard, Inc.	1,900	$ 177,555
China Medical Technologies, Inc. sponsored ADR (d)	9,150	420,351
Covidien Ltd.	13,600	735,352
ev3, Inc. (a)	18,700	228,327
Gen-Probe, Inc. (a)	16,900	1,009,775
Integra LifeSciences Holdings Corp. (a)	1,100	53,339
Masimo Corp.	15,630	624,731
Mentor Corp.	1,644	40,574
Meridian Bioscience, Inc.	12,200	346,724
Mindray Medical International Ltd. sponsored ADR	12,400	482,236
Nobel Biocare Holding AG (Switzerland)	3,100	104,328
NuVasive, Inc. (a)	3,500	166,810
Quidel Corp. (a)	17,800	347,990
ResMed, Inc. (a)	2,700	126,360
Sonova Holding AG	2,950	214,312
Thoratec Corp. (a)	1,400	37,296
		6,306,162
Health Care Supplies - 1.1%
Alcon, Inc.	4,100	698,189
Align Technology, Inc. (a)	8,900	116,056
Immucor, Inc. (a)	21,500	692,515
RTI Biologics, Inc. (a)	13,000	121,940
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	8,000	12,300
		1,641,000
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		7,947,162
HEALTH CARE PROVIDERS & SERVICES - 1.6%
Health Care Distributors & Services - 0.1%
BMP Sunstone Corp. warrants 8/19/12 (a)(e)	1,000	757
Henry Schein, Inc. (a)	1,900	111,112
		111,869
Health Care Facilities - 0.0%
Brookdale Senior Living, Inc.	500	11,025
Emeritus Corp. (a)	500	11,110
		22,135
Health Care Services - 1.2%
Almost Family, Inc. (a)	169	7,640
CardioNet, Inc.	4,000	122,000
Express Scripts, Inc. (a)	8,700	638,667
Medco Health Solutions, Inc. (a)	16,100	754,285
Synergy Health PLC	14,100	209,421
		1,732,013
Managed Health Care - 0.3%
Coventry Health Care, Inc. (a)	2,000	70,040
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - continued
Humana, Inc. (a)	3,900	$ 180,960
UnitedHealth Group, Inc.	6,200	188,790
		439,790
TOTAL HEALTH CARE PROVIDERS & SERVICES		2,305,807
HEALTH CARE TECHNOLOGY - 0.3%
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	5,500	78,870
Cerner Corp. (a)	8,900	409,845
		488,715
LIFE SCIENCES TOOLS & SERVICES - 2.5%
Life Sciences Tools & Services - 2.5%
AMAG Pharmaceuticals, Inc. (a)	2,000	77,380
Bio-Rad Laboratories, Inc. Class A (a)	1,000	107,600
Charles River Laboratories International, Inc. (a)	3,500	229,635
Covance, Inc. (a)	2,800	264,152
ICON PLC sponsored ADR	4,600	187,358
Illumina, Inc. (a)	7,100	611,523
Lonza Group AG	4,121	583,047
Medivation, Inc. (a)(d)	5,300	131,387
PAREXEL International Corp. (a)	10,200	324,054
QIAGEN NV (a)	40,477	857,303
Sequenom, Inc. (a)	3,600	81,828
Techne Corp. (a)	1,966	151,716
Wuxi Pharmatech Cayman, Inc. sponsored ADR	2,900	51,359
		3,658,342
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Danaher Corp.	1,800	146,826
PERSONAL PRODUCTS - 0.5%
Personal Products - 0.5%
Chattem, Inc. (a)(d)	10,300	722,236
PHARMACEUTICALS - 82.9%
Pharmaceuticals - 82.9%
Abbott Laboratories (d)	303,300	17,418,519
Akorn, Inc. (a)	11,300	54,805
Allergan, Inc.	74,400	4,156,728
Alpharma, Inc. Class A (a)	17,600	628,320
APP Pharmaceuticals, Inc. (a)	7,200	170,424
Auxilium Pharmaceuticals, Inc. (a)	25,100	986,681
Barr Pharmaceuticals, Inc. (a)	18,450	1,246,113

	Shares	Value
Bayer AG sponsored ADR	5,400	$ 427,464
Biodel, Inc. (a)	13,200	235,884
BioForm Medical, Inc.	3,100	12,338
Bristol-Myers Squibb Co.	338,800	7,229,992
Caraco Pharmaceutical Laboratories Ltd. (a)	100	1,610
Cardiome Pharma Corp. (a)	13,600	119,998
Elan Corp. PLC sponsored ADR (a)	35,800	479,362
Eli Lilly & Co.	145,400	6,782,910
Endo Pharmaceuticals Holdings, Inc. (a)	10,300	234,016
Forest Laboratories, Inc. (a)	10,120	361,183
GlaxoSmithKline PLC sponsored ADR	6,000	281,820
Ipsen SA	6,000	325,663
Johnson & Johnson (d)	415,700	29,277,752
King Pharmaceuticals, Inc. (a)	36,200	414,128
Map Pharmaceuticals, Inc.	1,000	9,900
Matrixx Initiatives, Inc. (a)	1,100	19,492
Medicines Co. (a)	10,000	243,600
Medicis Pharmaceutical Corp. Class A	8,200	169,822
Merck & Co., Inc.	427,500	15,248,925
Merck KGaA	2,761	316,932
Mylan, Inc. (a)	100	1,289
Nexmed, Inc. (a)	104,800	19,912
Novartis AG sponsored ADR	5,100	283,764
Noven Pharmaceuticals, Inc. (a)	2,100	25,935
Novo Nordisk AS Series B sponsored ADR	31,000	1,722,360
Par Pharmaceutical Companies, Inc. (a)	3,400	48,416
Perrigo Co.	54,600	1,910,454
Pfizer, Inc.	379,700	7,256,067
Pronova BioPharma ASA	20,000	82,977
Questcor Pharmaceuticals, Inc. (a)	5,400	29,484
Roche Holding AG (participation certificate)	90	15,202
Schering-Plough Corp.	325,090	6,306,746
Sciele Pharma, Inc. (d)	6,000	115,620
Sepracor, Inc. (a)	7,800	143,520
Shire PLC	50,500	889,466
Simcere Pharmaceutical Group sponsored ADR (a)	3,100	40,300
Sucampo Pharmaceuticals, Inc. Class A	1,300	12,350
Teva Pharmaceutical Industries Ltd. sponsored ADR	14,600	691,164
Valeant Pharmaceuticals International (a)(d)	71,300	1,305,503
ViroPharma, Inc. (a)	5,700	83,505
Warner Chilcott Ltd. (a)	9,800	156,800
Watson Pharmaceuticals, Inc. (a)	100	3,031
Wyeth	285,570	12,359,470
XenoPort, Inc. (a)	39,700	1,938,551
		122,296,267
TOTAL COMMON STOCKS (Cost $135,518,420)		147,277,200
Money Market Funds - 15.5%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c) (Cost $22,905,575)	22,905,575	$ 22,905,575
TOTAL INVESTMENT PORTFOLIO - 115.3% (Cost $158,423,995)		170,182,775
NET OTHER ASSETS - (15.3)%		(22,596,130)
NET ASSETS - 100%		$ 147,586,645
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $757 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
BMP Sunstone Corp. warrants 8/19/12	8/17/07	$ 125
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,955
Fidelity Securities Lending Cash Central Fund	36,619
Total	$ 52,574
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	170,182,775	169,292,552	890,223	-

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Pharmaceuticals Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,070,813) - See accompanying schedule: Unaffiliated issuers (cost $135,518,420)	$ 147,277,200
Fidelity Central Funds (cost $22,905,575)	22,905,575
Total Investments (cost $158,423,995)		$ 170,182,775
Foreign currency held at value (cost $8,751)		8,744
Receivable for investments sold		8,884,120
Receivable for fund shares sold		186,164
Dividends receivable		473,698
Distributions receivable from Fidelity Central Funds		13,692
Prepaid expenses		174
Other receivables		36
Total assets		179,749,403

Liabilities
Payable to custodian bank	$ 4,604,782
Payable for investments purchased	4,444,879
Payable for fund shares redeemed	65,657
Accrued management fee	70,930
Other affiliated payables	40,812
Other payables and accrued expenses	30,123
Collateral on securities loaned, at value	22,905,575
Total liabilities		32,162,758

Net Assets		$ 147,586,645
Net Assets consist of:
Paid in capital		$ 139,638,443
Undistributed net investment income		1,097,231
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,906,578)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,757,549
Net Assets, for 14,198,653 shares outstanding		$ 147,586,645
Net Asset Value, offering price and redemption price per share ($147,586,645 ÷ 14,198,653 shares)		$ 10.39

Statement of Operations

Six months ended August 31, 2008 (Unaudited)
Investment Income
Dividends		$ 1,848,544
Interest		1,326
Income from Fidelity Central Funds (including $36,619 from security lending)		52,574
Total income		1,902,444

Expenses
Management fee	$ 410,395
Transfer agent fees	213,426
Accounting and security lending fees	29,893
Custodian fees and expenses	25,925
Independent trustees' compensation	336
Registration fees	22,098
Audit	17,736
Legal	451
Miscellaneous	15,645
Total expenses before reductions	735,905
Expense reductions	(1,177)	734,728
Net investment income (loss)		1,167,716
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,060,607)
Foreign currency transactions	(3,802)
Total net realized gain (loss)		(3,064,409)
Change in net unrealized appreciation (depreciation) on: Investment securities	401,110
Assets and liabilities in foreign currencies	(2,079)
Total change in net unrealized appreciation (depreciation)		399,031
Net gain (loss)		(2,665,378)
Net increase (decrease) in net assets resulting from operations		$ (1,497,662)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,167,716	$ 1,776,461
Net realized gain (loss)	(3,064,409)	6,098,836
Change in net unrealized appreciation (depreciation)	399,031	(6,287,931)
Net increase (decrease) in net assets resulting from operations	(1,497,662)	1,587,366
Distributions to shareholders from net investment income	(295,675)	(1,913,683)
Distributions to shareholders from net realized gain	(887,024)	(8,339,317)
Total distributions	(1,182,699)	(10,253,000)
Share transactions Proceeds from sales of shares	38,753,468	150,830,868
Reinvestment of distributions	1,034,047	8,257,255
Cost of shares redeemed	(56,851,717)	(178,255,837)
Net increase (decrease) in net assets resulting from share transactions	(17,064,202)	(19,167,714)
Redemption fees	1,643	34,692
Total increase (decrease) in net assets	(19,742,920)	(27,798,656)

Net Assets
Beginning of period	167,329,565	195,128,221
End of period (including undistributed net investment income of $1,097,231 and undistributed net investment income of $553,068, respectively)	$ 147,586,645	$ 167,329,565
Other Information Shares
Sold	3,763,494	12,855,111
Issued in reinvestment of distributions	102,179	708,682
Redeemed	(5,579,419)	(15,593,749)
Net increase (decrease)	(1,713,746)	(2,029,956)

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007

2006

2005

2004J

Selected Per-Share Data
Net asset value, beginning of period	$ 10.52	$ 10.88	$ 10.41	$ 8.64	$ 8.95	$ 7.00
Income from Investment Operations
Net investment income (loss)E	.08	.10	.08	.02	-K	(.01)
Net realized and unrealized gain (loss)	(.13)	.13 H	.74	1.77	(.31)	1.95
Total from investment operations	(.05)	.23	.82	1.79	(.31)	1.94
Distributions from net investment income	(.02)	(.11)	(.04)	(.02)	-	-
Distributions from net realized gain	(.06)	(.48)	(.31)	-	-	-
Total distributions	(.08)	(.59)	(.35)	(.02)	-	-
Redemption fees added to paid in capitalE	-K	-K	-K	-K	-K	.01
Net asset value, end of period	$ 10.39	$ 10.52	$ 10.88	$ 10.41	$ 8.64	$ 8.95
Total ReturnB, C, D	(.45)%	1.64%	8.05%	20.68%	(3.46)%	27.86%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.00%A	.95%	1.02%	1.11%	1.20%	1.59%
Expenses net of fee waivers, if any	1.00%A	.95%	1.02%	1.11%	1.20%	1.59%
Expenses net of all reductions	1.00%A	.95%	1.01%	1.03%	1.19%	1.57%
Net investment income (loss)	1.58%A	.85%	.73%	.23%	.05%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 147,587	$ 167,330	$ 195,128	$ 142,471	$ 95,502	$ 87,158
Portfolio turnover rateG	143%A	119%	204%	207%	42%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

Biotechnology Portfolio, Health Care Portfolio, Medical Delivery Portfolio, Medical Equipment and Systems Portfolio, and Pharmaceuticals Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of each Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Health Care Portfolio, Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Biotechnology Portfolio	$ 1,604,578,504	$ 206,119,542	$ (102,518,797)	$ 103,600,745
Health Care Portfolio	1,705,117,932	248,105,755	(83,981,367)	164,124,388
Medical Delivery Portfolio	435,080,176	61,733,651	(45,861,049)	15,872,602
Medical Equipment and Systems Portfolio	1,402,462,530	258,092,380	(20,015,447)	238,076,933
Pharmaceuticals Portfolio	161,021,039	13,684,950	(4,523,214)	9,161,736

Semiannual Report

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Shares in the Funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Biotechnology Portfolio	647,148,492	408,776,841
Health Care Portfolio	1,215,224,153	1,327,488,300
Medical Delivery Portfolio	248,265,667	343,962,740
Medical Equipment and Systems Portfolio	773,479,623	549,713,690
Pharmaceuticals Portfolio	104,517,922	120,465,155

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Biotechnology Portfolio	.30%	.26%	.56%
Health Care Portfolio	.30%	.26%	.56%
Medical Delivery Portfolio	.30%	.26%	.56%
Medical Equipment and Systems Portfolio	.30%	.26%	.56%
Pharmaceuticals Portfolio	.30%	.26%	.56%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Biotechnology Portfolio	.25%
Health Care Portfolio	.22%
Medical Delivery Portfolio	.28%
Medical Equipment and Systems Portfolio	.22%
Pharmaceuticals Portfolio	.29%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Biotechnology Portfolio	$ 14,750
Health Care Portfolio	25,061
Medical Delivery Portfolio	5,912
Medical Equipment and Systems Portfolio	10,884
Pharmaceuticals Portfolio	1,322

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Biotechnology Portfolio	Borrower	$ 5,099,000	2.14%	$ 909
Health Care Portfolio	Borrower	10,278,000	2.50%	712

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Biotechnology Portfolio	$ 686
Health Care Portfolio	1,156
Medical Delivery Portfolio	287
Medical Equipment and Systems Portfolio	735
Pharmaceuticals Portfolio	95

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody expense reduction	Transfer Agent expense reduction

Biotechnology Portfolio	$ 85	$ -	$ 2,272
Health Care Portfolio	35,229	2,462	7,129
Medical Delivery Portfolio	7,209	31	882
Medical Equipment and Systems Portfolio	3,415	307	1,824
Pharmaceuticals Portfolio	744	-	433

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid each fund the following amounts, which is recorded in each applicable Fund's accompanying Statement of Operations:

Biotechnology Portfolio	$ 200,381
Health Care Portfolio	411,516
Medical Delivery Portfolio	78,410
Medical Equipment and Systems Portfolio	41,958
Pharmaceuticals Portfolio	8,892

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Subsequent to period end, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. During this period, the Health Care Portfolio had outstanding securities trades with counterparties affiliated with LBHI. As a result of these events, LBHI's affiliates are unable to fulfill their commitments and, in certain cases, the Health Care Portfolio may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Health Care Portfolio relating to these events is immaterial.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 19, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	13,113,976,696.73	94.453
Withheld	770,153,401.43	5.547
TOTAL	13,884,130,098.16	100.000
Dennis J. Dirks
Affirmative	13,168,641,748.82	94.847
Withheld	715,488,349.34	5.153
TOTAL	13,884,130,098.16	100.000
Edward C. Johnson 3d
Affirmative	13,067,153,008.01	94.116
Withheld	816,977,090.15	5.884
TOTAL	13,884,130,098.16	100.000
Alan J. Lacy
Affirmative	13,157,857,950.99	94.769
Withheld	726,272,147.17	5.231
TOTAL	13,884,130,098.16	100.000
Ned C. Lautenbach
Affirmative	13,143,644,424.95	94.667
Withheld	740,485,673.21	5.333
TOTAL	13,884,130,098.16	100.000
Joseph Mauriello
Affirmative	13,154,116,065.58	94.742
Withheld	730,014,032.58	5.258
TOTAL	13,884,130,098.16	100.000
Cornelia M. Small
Affirmative	13,156,092,259.88	94.756
Withheld	728,037,838.28	5.244
TOTAL	13,884,130,098.16	100.000
William S. Stavropoulos
Affirmative	13,112,639,067.26	94.443
Withheld	771,491,030.90	5.557
TOTAL	13,884,130,098.16	100.000
David M. Thomas
Affirmative	13,162,301,260.43	94.801
Withheld	721,828,837.73	5.199
TOTAL	13,884,130,098.16	100.000
Michael E. Wiley
Affirmative	13,161,946,104.44	94.798
Withheld	722,183,993.72	5.202
TOTAL	13,884,130,098.16	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	9,888,405,498.50	71.221
Against	2,171,839,353.81	15.643
Abstain	699,607,061.81	5.039
Broker Non-Votes	1,124,278,184.04	8.097
TOTAL	13,884,130,098.16	100.000
PROPOSAL 3

For Select Health Care Portfolio, a shareholder proposal concerning "oversight procedures to screen out investments in companies that, in the judgment of the Board, substantially contribute to genocide, patterns of extraordinary and egregious violations of human rights, or crimes against humanity".

	# of Votes	% of Votes
Affirmative	313,671,818.29	29.066
Against	603,940,537.45	55.963
Abstain	64,309,260.67	5.959
Broker Non-Votes	97,258,397.16	9.012
TOTAL	1,079,180,013.57	100.000

A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Biotechnology
Select Health Care
Select Medical Delivery
Select Medical Equipment and Systems
Select Pharmaceuticals

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to each fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a third-party-sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Biotechnology Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

Semiannual Report

Health Care Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

Medical Delivery Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Medical Equipment and Systems Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

Pharmaceuticals Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Biotechnology Portfolio

Health Care Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Medical Delivery Portfolio

Medical Equipment and Systems Portfolio

Semiannual Report

Pharmaceuticals Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SELHC-USAN-1008
1.813643.103

Fidelity®
Select Portfolios®
Materials Sector

Select Chemicals Portfolio

Select Gold Portfolio

Select Materials Portfolio

Select Paper and Forest Products Portfolio

Semiannual Report

August 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Chemicals	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Gold	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Consolidated Investments
	<Click Here>	Consolidated Financial Statements
	<Click Here>	Notes to the Consolidated Financial Statements
Materials	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Paper and Forest Products	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Select Chemicals Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Actual	$ 1,000.00	$ 1,033.40	$ 4.61
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.67	$ 4.58

* Expenses are equal to the Fund's annualized expense ratio of .90%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Select Chemicals Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	20.8	19.3
E.I. du Pont de Nemours & Co.	12.9	9.6
Praxair, Inc.	8.7	6.5
The Mosaic Co.	5.7	5.6
Dow Chemical Co.	4.3	7.5
Air Products & Chemicals, Inc.	4.2	3.5
Celanese Corp. Class A	3.3	2.2
CF Industries Holdings, Inc.	3.3	2.6
Ecolab, Inc.	3.0	3.3
FMC Corp.	2.7	2.0
	68.9
Top Industries (% of fund's net assets)
As of August 31, 2008
Chemicals	95.8%
Metals & Mining	1.0%
Diversified Financial Services	0.5%
Electrical Equipment	0.4%
Energy Equipment & Services	0.4%
All Others*	1.9%

As of February 29, 2008
Chemicals	94.7%
Food Products	0.5%
Containers & Packaging	0.2%
All Others*	4.6%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Chemicals Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CHEMICALS - 95.8%
Commodity Chemicals - 3.7%
Calgon Carbon Corp. (a)	110,430	$ 2,355,472
Celanese Corp. Class A	493,486	19,028,820
		21,384,292
Diversified Chemicals - 28.6%
Ashland, Inc.	150,000	6,139,500
Dow Chemical Co. (d)	732,800	25,010,464
E.I. du Pont de Nemours & Co. (d)	1,668,200	74,134,808
Eastman Chemical Co.	96,200	5,802,784
FMC Corp.	214,126	15,746,826
Huntsman Corp.	205,000	2,675,250
Olin Corp.	225,000	6,054,750
PPG Industries, Inc.	190,900	11,999,974
Solutia, Inc. (a)	799,113	13,425,098
Tata Chemicals Ltd.	425,000	3,200,821
		164,190,275
Fertilizers & Agricultural Chemicals - 34.1%
Agrium, Inc.	27,500	2,325,698
CF Industries Holdings, Inc.	123,900	18,882,360
Israel Chemicals Ltd.	180,000	3,013,393
K&S AG	16,000	1,943,415
Monsanto Co.	1,044,400	119,322,699
Terra Industries, Inc. (d)	275,000	13,818,750
Terra Nitrogen Co. LP	15,000	1,797,900
The Mosaic Co.	303,600	32,406,264
The Scotts Miracle-Gro Co. Class A	50,000	1,337,000
Yara International ASA	20,000	1,246,497
		196,093,976
Industrial Gases - 15.3%
Air Products & Chemicals, Inc.	262,900	24,147,365
Airgas, Inc.	229,900	13,619,276
Praxair, Inc.	555,460	49,902,526
		87,669,167
Specialty Chemicals - 14.1%
Albemarle Corp.	387,600	15,403,224
Cytec Industries, Inc.	69,100	3,510,280
Ecolab, Inc.	378,200	17,298,868
H.B. Fuller Co.	170,243	4,438,235
Innospec, Inc.	146,600	2,300,154
Lubrizol Corp.	145,600	7,715,344
Minerals Technologies, Inc.	38,100	2,502,408
Nalco Holding Co.	151,100	3,455,657
NewMarket Corp.	20,000	1,358,800
OM Group, Inc. (a)(d)	92,701	3,439,207
OMNOVA Solutions, Inc. (a)	672,200	1,942,658
Rockwood Holdings, Inc. (a)	103,300	3,909,905
Sigma Aldrich Corp.	104,300	5,920,068

	Shares	Value
W.R. Grace & Co. (a)	244,300	$ 6,422,647
Zoltek Companies, Inc. (a)	75,000	1,277,250
		80,894,705
TOTAL CHEMICALS		550,232,415
ELECTRICAL EQUIPMENT - 0.4%
Heavy Electrical Equipment - 0.4%
Vestas Wind Systems AS (a)	15,000	2,041,780
ENERGY EQUIPMENT & SERVICES - 0.4%
Oil & Gas Equipment & Services - 0.4%
National Oilwell Varco, Inc. (a)	35,000	2,580,550
MARINE - 0.1%
Marine - 0.1%
Safe Bulkers, Inc.	45,000	856,800
METALS & MINING - 1.0%
Gold - 1.0%
Agnico-Eagle Mines Ltd.	45,000	2,582,749
Goldcorp, Inc.	30,000	1,020,387
Newmont Mining Corp.	45,000	2,029,500
		5,632,636
TOTAL COMMON STOCKS (Cost $511,019,125)		561,344,181
Money Market Funds - 7.8%

Fidelity Cash Central Fund, 2.31% (b)	11,089,124	11,089,124
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	33,531,950	33,531,950
TOTAL MONEY MARKET FUNDS (Cost $44,621,074)		44,621,074
Cash Equivalents - 0.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.01%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Treasury Obligations) # (Cost $2,955,000)	$ 2,955,661	2,955,000
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $558,595,199)	608,920,255
NET OTHER ASSETS - (6.0)%	(34,498,723)
NET ASSETS - 100%	$ 574,421,532
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,955,000 due 9/02/08 at 2.01%
BNP Paribas Securities Corp.	$ 1,085,579
Banc of America Securities LLC	586,463
Barclays Capital, Inc.	822,409
Deutsche Bank Securities, Inc.	460,549
$ 2,955,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 189,640
Fidelity Securities Lending Cash Central Fund	101,167
Total	$ 290,807
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	608,920,255	605,965,255	2,955,000	-
Income Tax Information
The fund intends to elect to defer to its fiscal year ending February 28, 2009 approximately $5,841,847 of losses recognized during the period November 1, 2007 to February 29, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Chemicals Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $32,540,608 and repurchase agreements of $2,955,000) - See accompanying schedule: Unaffiliated issuers (cost $513,974,125)	$ 564,299,181
Fidelity Central Funds (cost $44,621,074)	44,621,074
Total Investments (cost $558,595,199)		$ 608,920,255
Cash		790,263
Receivable for investments sold		5,481,063
Receivable for fund shares sold		3,009,718
Dividends receivable		940,757
Distributions receivable from Fidelity Central Funds		55,620
Prepaid expenses		206
Other receivables		10,843
Total assets		619,208,725

Liabilities
Payable for investments purchased	$ 9,980,964
Payable for fund shares redeemed	846,544
Accrued management fee	257,963
Other affiliated payables	133,258
Other payables and accrued expenses	36,514
Collateral on securities loaned, at value	33,531,950
Total liabilities		44,787,193

Net Assets		$ 574,421,532
Net Assets consist of:
Paid in capital		$ 539,234,744
Undistributed net investment income		1,604,620
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(16,742,368)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		50,324,536
Net Assets, for 6,843,601 shares outstanding		$ 574,421,532
Net Asset Value, offering price and redemption price per share ($574,421,532 ÷ 6,843,601 shares)		$ 83.94

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 3,412,011
Interest		1,666
Income from Fidelity Central Funds		290,807
Total income		3,704,484

Expenses
Management fee	$ 1,307,390
Transfer agent fees	581,159
Accounting and security lending fees	92,898
Custodian fees and expenses	21,629
Independent trustees' compensation	933
Registration fees	84,718
Audit	16,655
Legal	716
Miscellaneous	19,292
Total expenses before reductions	2,125,390
Expense reductions	(25,877)	2,099,513
Net investment income (loss)		1,604,971
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,237,338)
Foreign currency transactions	(18,575)
Total net realized gain (loss)		(10,255,913)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $5,102)	1,809,453
Assets and liabilities in foreign currencies	4,582
Total change in net unrealized appreciation (depreciation)		1,814,035
Net gain (loss)		(8,441,878)
Net increase (decrease) in net assets resulting from operations		$ (6,836,907)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,604,971	$ 2,312,014
Net realized gain (loss)	(10,255,913)	2,853,746
Change in net unrealized appreciation (depreciation)	1,814,035	23,820,971
Net increase (decrease) in net assets resulting from operations	(6,836,907)	28,986,731
Distributions to shareholders from net investment income	(298,895)	(1,582,334)
Distributions to shareholders from net realized gain	(85,400)	(7,794,878)
Total distributions	(384,295)	(9,377,212)
Share transactions Proceeds from sales of shares	445,247,733	351,992,638
Reinvestment of distributions	368,937	8,951,180
Cost of shares redeemed	(184,909,731)	(179,421,319)
Net increase (decrease) in net assets resulting from share transactions	260,706,939	181,522,499
Redemption fees	100,787	28,477
Total increase (decrease) in net assets	253,586,524	201,160,495
Net Assets
Beginning of period	320,835,008	119,674,513
End of period (including undistributed net investment income of $1,604,620 and undistributed net investment income of $844,788, respectively)	$ 574,421,532	$ 320,835,008
Other Information Shares
Sold	5,083,812	4,442,680
Issued in reinvestment of distributions	4,344	110,321
Redeemed	(2,190,281)	(2,302,398)
Net increase (decrease)	2,897,875	2,250,603

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 L

2007

2006

2005

2004 L

Selected Per-Share Data
Net asset value, beginning of period	$ 81.31	$ 70.60	$ 69.50	$ 71.52	$ 51.75	$ 36.79
Income from Investment Operations
Net investment income (loss) E	.29	.85	.82 H	.52	.45 J	.46
Net realized and unrealized gain (loss)	2.41 I	12.80	11.08	(.33)	19.83	14.82
Total from investment operations	2.70	13.65	11.90	.19	20.28	15.28
Distributions from net investment income	(.07)	(.49)	(.87)	(.52)	(.18)	(.37)
Distributions from net realized gain	(.02)	(2.46)	(9.96)	(1.72)	(.38)	-
Total distributions	(.09)	(2.95)	(10.83)	(2.24)	(.56)	(.37)
Redemption fees added to paid in capital E	.02	.01	.03	.03	.05	.05
Net asset value, end of period	$ 83.94	$ 81.31	$ 70.60	$ 69.50	$ 71.52	$ 51.75
Total Return B, C, D	3.34%	19.40%	18.51%	.51%	39.38%	41.73%
Ratios to Average Net Assets F, K
Expenses before reductions	.90% A	.93%	1.06%	1.04%	1.08%	1.48%
Expenses net of fee waivers, if any	.90% A	.93%	1.06%	1.04%	1.08%	1.48%
Expenses net of all reductions	.89% A	.93%	1.06%	.99%	1.04%	1.43%
Net investment income (loss)	.68% A	1.08%	1.19% H	.78%	.73% J	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 574,422	$ 320,835	$ 119,675	$ 114,729	$ 237,144	$ 50,502
Portfolio turnover rate G	151% A	65%	90%	141%	73%	107%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.26 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%. I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. J As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended February 29, 2004, net investment income per share and the ratio of net investment income to average net assets for the year ended February 28, 2005 have been reduced by $.07 per share and .12%, respectively. The change in estimate has no impact on total net assets or total return of the class. K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. L For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

Chemicals Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 75,040,412
Unrealized depreciation	(33,873,774)
Net unrealized appreciation (depreciation)	$ 41,166,638
Cost for federal income tax purposes	$ 567,753,617

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $605,292,651 and $341,604,167, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .25% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,436 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $264 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $101,167.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $24,979 for the period. In addition, through arrangements with the Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's transfer agent expense by $898.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $11,243, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Select Gold Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Class A
Actual	$ 1,000.00	$ 732.60	$ 5.37
HypotheticalA	$ 1,000.00	$ 1,019.00	$ 6.26
Class T
Actual	$ 1,000.00	$ 731.80	$ 6.50
HypotheticalA	$ 1,000.00	$ 1,017.69	$ 7.58
Class B
Actual	$ 1,000.00	$ 730.00	$ 8.68
HypotheticalA	$ 1,000.00	$ 1,015.17	$ 10.11
Class C
Actual	$ 1,000.00	$ 729.90	$ 8.68
HypotheticalA	$ 1,000.00	$ 1,015.17	$ 10.11
Gold
Actual	$ 1,000.00	$ 734.00	$ 3.80
HypotheticalA	$ 1,000.00	$ 1,020.82	$ 4.43
Institutional Class
Actual	$ 1,000.00	$ 733.90	$ 3.93
HypotheticalA	$ 1,000.00	$ 1,020.67	$ 4.58

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Annualized Expense Ratio
Class A	1.23%
Class T	1.49%
Class B	1.99%
Class C	1.99%
Gold	.87%
Institutional Class	.90%

Semiannual Report

Select Gold Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Newmont Mining Corp.	10.0	7.1
Barrick Gold Corp.	9.8	7.8
Goldcorp, Inc.	9.6	8.5
Newcrest Mining Ltd.	7.4	6.7
Agnico-Eagle Mines Ltd.	6.3	4.1
Kinross Gold Corp.	4.9	5.8
Yamana Gold, Inc.	4.6	4.1
Randgold Resources Ltd. sponsored ADR	4.4	3.0
Lihir Gold Ltd.	4.1	5.8
Anglo Gold Ashanti Ltd. sponsored ADR	3.1	1.7
	64.2
Top Industries (% of fund's net assets)
As of August 31, 2008
Gold	88.6%
Precious Metals & Minerals	5.5%
Diversified Metals & Mining	3.6%
Steel	1.5%
Coal & Consumable Fuels	0.6%
All Others*	0.2%

As of February 29, 2008
Gold	77.9%
Precious Metals & Minerals	8.1%
Diversified Metals & Mining	3.6%
Coal & Consumable Fuels	1.9%
Steel	1.4%
All Others*	7.1%

* Includes short-term investments and net other assets.

Semiannual Report

Select Gold Portfolio

Consolidated Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
Australia - 8.7%
METALS & MINING - 8.7%
Gold - 8.7%
Andean Resources Ltd. (a)	2,455,000	$ 2,697,908
Centamin Egypt Ltd. (a)	1,977,000	1,855,486
Newcrest Mining Ltd.	5,611,283	132,001,336
Panaust Ltd. (a)	6,749,000	5,041,088
Sino Gold Mining Ltd. (a)(d)	3,228,231	11,834,722
Troy Resources NL (a)(f)	2,300,000	2,923,866
		156,354,406
Bermuda - 0.6%
METALS & MINING - 0.6%
Precious Metals & Minerals - 0.6%
Aquarius Platinum Ltd. (United Kingdom)	1,251,000	11,228,125
Canada - 48.5%
METALS & MINING - 48.5%
Diversified Metals & Mining - 0.9%
First Quantum Minerals Ltd.	168,200	10,849,569
Kimber Resources, Inc. (a)	16,100	19,254
Kimber Resources, Inc. (a)(f)	3,888,000	4,649,698
Kimber Resources, Inc. warrants 3/11/10 (a)(f)	1,944,000	777,652
		16,296,173
Gold - 45.2%
Agnico-Eagle Mines Ltd.	1,976,600	113,445,803
Alamos Gold, Inc. (a)	2,448,500	14,179,834
Aquiline Resources, Inc. (a)	875,500	5,218,621
Aquiline Resources, Inc. (a)(f)	1,024,600	6,107,367
Aurizon Mines Ltd. (a)	651,900	2,025,773
Barrick Gold Corp.	5,031,619	175,072,576
Coral Gold Resources Ltd. (a)(e)	1,791,100	877,039
Detour Gold Corp. (f)	615,000	8,009,275
Eldorado Gold Corp. (a)	4,878,400	38,771,784
European Goldfields Ltd. (a)	391,400	1,562,725
Franco-Nevada Corp.	725,100	14,441,231
Goldcorp, Inc.	5,028,600	171,037,273
Golden Star Resources Ltd. (a)	4,875,769	7,300,224
Great Basin Gold Ltd. (a)	3,407,900	8,792,924
Guyana Goldfields, Inc. (a)	783,000	2,499,524
High River Gold Mines Ltd. (a)	2,126,800	1,381,884
High River Gold Mines Ltd. (a)(f)	1,300,000	844,673
High River Gold Mines Ltd. warrants 11/8/10 (a)(f)	650,000	82,631
IAMGOLD Corp.	3,372,100	22,227,694
Jaguar Mining, Inc. (a)	218,400	1,491,031
Kinross Gold Corp.	5,283,400	87,065,775
New Gold, Inc. (a)	585,700	3,088,582
New Gold, Inc. warrants 4/3/12 (a)(f)	2,928,500	303,343

	Shares	Value
Northgate Minerals Corp. (a)	1,057,800	$ 1,643,552
Novagold Resources, Inc. (a)	700,000	4,535,053
Orezone Resources, Inc. Class A (a)	8,870,700	8,269,686
Red Back Mining, Inc. (a)	2,220,800	14,325,044
Red Back Mining, Inc. (a)(f)	1,033,000	6,663,261
US Gold Canadian Acquisition Corp. (a)(e)	1,891,316	2,315,279
Western Goldfields, Inc. (a)	1,161,200	1,880,751
Yamana Gold, Inc.	7,625,100	82,788,646
		808,248,858
Precious Metals & Minerals - 2.4%
B2Gold Corp. (f)	301,000	184,237
Etruscan Resources, Inc. (a)	1,216,800	1,088,526
Etruscan Resources, Inc. (a)(f)	1,549,400	1,386,063
Etruscan Resources, Inc. warrants 11/2/10 (a)(f)	774,700	13,492
Minefinders Corp. Ltd. (a)	1,100,000	8,700,975
Pan American Silver Corp. (a)	500,000	13,290,004
Shore Gold, Inc. (a)	1,760,000	2,469,419
Silver Standard Resources, Inc. (a)	591,300	14,865,286
		41,998,002
TOTAL METALS & MINING		866,543,033
China - 1.5%
METALS & MINING - 1.5%
Gold - 1.5%
Zijin Mining Group Co. Ltd. (H Shares)	38,562,000	26,384,578
Luxembourg - 0.3%
METALS & MINING - 0.3%
Steel - 0.3%
ArcelorMittal SA (NY Shares) Class A	78,400	6,163,808
Papua New Guinea - 4.1%
METALS & MINING - 4.1%
Gold - 4.1%
Lihir Gold Ltd. (a)	35,560,881	72,968,599
Peru - 1.0%
METALS & MINING - 1.0%
Precious Metals & Minerals - 1.0%
Compania de Minas Buenaventura SA sponsored ADR	780,000	18,096,000
South Africa - 9.1%
METALS & MINING - 9.1%
Gold - 7.9%
AngloGold Ashanti Ltd. sponsored ADR	2,041,216	54,949,535
Gold Fields Ltd. sponsored ADR	5,534,900	50,367,590
Common Stocks - continued
	Shares	Value
South Africa - continued
METALS & MINING - CONTINUED
Gold - continued
Harmony Gold Mining Co. Ltd. (a)	1,549,000	$ 13,508,292
Harmony Gold Mining Co. Ltd. sponsored ADR (a)(d)	2,658,200	23,152,922
		141,978,339
Precious Metals & Minerals - 1.2%
Impala Platinum Holdings Ltd.	743,212	21,043,593
TOTAL METALS & MINING		163,021,932
United Kingdom - 5.7%
METALS & MINING - 5.7%
Diversified Metals & Mining - 1.0%
Anglo American PLC (United Kingdom)	100,900	5,391,366
BHP Billiton PLC	278,100	8,706,986
Rio Tinto PLC (Reg.)	39,000	3,701,308
		17,799,660
Gold - 4.4%
Randgold Resources Ltd. sponsored ADR (d)	1,780,689	78,154,440
Precious Metals & Minerals - 0.3%
Hochschild Mining PLC	1,104,058	5,070,329
TOTAL METALS & MINING		101,024,429
United States of America - 14.6%
METALS & MINING - 14.0%
Diversified Metals & Mining - 1.7%
Freeport-McMoRan Copper & Gold, Inc. Class B	338,200	30,208,024
Gold - 11.1%
Newmont Mining Corp.	3,964,198	178,785,334
Royal Gold, Inc.	560,768	19,464,257
US Gold Corp. warrants 2/22/11 (a)(g)	364,200	164,618
		198,414,209
Steel - 1.2%
Cleveland-Cliffs, Inc. (d)	94,700	9,585,534
United States Steel Corp.	82,900	11,031,503
		20,617,037
TOTAL METALS & MINING		249,239,270

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 0.6%
Coal & Consumable Fuels - 0.6%
CONSOL Energy, Inc.	169,543	$ 11,479,757
TOTAL UNITED STATES OF AMERICA		260,719,027
TOTAL COMMON STOCKS (Cost $1,648,453,430)		1,682,503,937
Commodities - 5.7%
	Troy Ounces
Gold Bullion (a) (Cost $109,669,100)	122,500	101,736,250
Money Market Funds - 1.3%
	Shares
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c) (Cost $23,478,494)	23,478,494	23,478,494
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,781,601,024)	1,807,718,681
NET OTHER ASSETS - (1.1)%	(20,426,182)
NET ASSETS - 100%	$ 1,787,292,499
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,945,558 or 1.8% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $164,618 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
US Gold Corp. warrants 2/22/11	2/8/06	$ 179,112
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 487,163
Fidelity Securities Lending Cash Central Fund	323,260
Total	$ 810,423
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Coral Gold Resources Ltd.	$ 2,869,001	$ -	$ 119,148	$ -	$ 877,039
US Gold Canadian Acquisition Corp.	8,770,114	-	725,584	-	2,315,279
Total	$ 11,639,115	$ -	$ 844,732	$ -	$ 3,192,318
Consolidated Subsidiary
Fidelity Select Gold Cayman Ltd.	$ 82,233,978	$ 83,489,289	$ 48,945,913	$ -	$ 101,707,640
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments	1,807,718,681	1,785,068,239	22,650,442	-

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Gold Portfolio

Financial Statements

Consolidated Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investments, at value (including securities loaned of $22,575,819) - See accompanying schedule: Unaffiliated issuers (cost $1,637,114,583)	$ 1,679,311,619
Fidelity Central Funds (cost $23,478,494)	23,478,494
Other affiliated issuers (cost $11,338,847)	3,192,318
Commodities (cost $109,669,100)	101,736,250
Total Investments (cost $1,781,601,024)		$ 1,807,718,681
Receivable for investments sold		8,175,006
Receivable for fund shares sold		2,541,198
Dividends receivable		1,156,054
Distributions receivable from Fidelity Central Funds		26,183
Prepaid expenses		1,406
Receivable from investment adviser for expense reductions		25,160
Other receivables		67,404
Total assets		1,819,711,092

Liabilities
Payable to custodian bank	$ 2,485,640
Payable to custodian bank foreign currency (cost $10,140)	10,140
Payable for investments purchased	1,384,665
Payable for fund shares redeemed	3,604,548
Accrued management fee	852,884
Distribution fees payable	23,202
Other affiliated payables	454,698
Other payables and accrued expenses	124,322
Collateral on securities loaned, at value	23,478,494
Total liabilities		32,418,593

Net Assets		$ 1,787,292,499
Net Assets consist of:
Paid in capital		$ 1,841,755,259
Accumulated net investment loss		(1,807,597)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(78,764,744)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,109,581
Net Assets		$ 1,787,292,499

Consolidated Statement of Assets and Liabilities - continued

August 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($25,958,006 ÷ 770,224 shares)	$ 33.70

Maximum offering price per share (100/94.25 of $33.70)	$ 35.76
Class T: Net Asset Value and redemption price per share ($10,940,020 ÷ 325,149 shares)	$ 33.65

Maximum offering price per share (100/96.50 of $33.65)	$ 34.87
Class B: Net Asset Value and offering price per share ($5,885,068 ÷ 176,116 shares)A	$ 33.42

Class C: Net Asset Value and offering price per share ($10,511,401 ÷ 315,409 shares)A	$ 33.33

Gold: Net Asset Value, offering price and redemption price per share ($1,730,688,406 ÷ 51,055,055 shares)	$ 33.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,309,598 ÷ 97,704 shares)	$ 33.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Gold Portfolio
Financial Statements - continued

Consolidated Statement of Operations

	Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 6,717,460
Interest		3,685
Income from Fidelity Central Funds		810,423
Total income		7,531,568

Expenses
Management fee	$ 6,301,981
Transfer agent fees	2,312,751
Distribution fees	162,502
Accounting and security lending fees	490,913
Custodian fees and expenses	189,294
Independent trustees' compensation	5,191
Registration fees	146,646
Audit	21,212
Legal	10,962
Interest	18,089
Miscellaneous	98,904
Total expenses before reductions	9,758,445
Expense reductions	(422,457)	9,335,988
Net investment income (loss)		(1,804,420)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(20,442,619)
Other affiliated issuers	(2,659,381)
Commodities	(3,556,700)
Foreign currency transactions	(134,434)
Total net realized gain (loss)		(26,793,134)
Change in net unrealized appreciation (depreciation) on: Investments	(669,684,530)
Assets and liabilities in foreign currencies	28,626
Total change in net unrealized appreciation (depreciation)		(669,655,904)
Net gain (loss)		(696,449,038)
Net increase (decrease) in net assets resulting from operations		$ (698,253,458)

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,804,420)	$ (863,055)
Net realized gain (loss)	(26,793,134)	189,513,263
Change in net unrealized appreciation (depreciation)	(669,655,904)	426,680,411
Net increase (decrease) in net assets resulting from operations	(698,253,458)	615,330,619
Distributions to shareholders from net investment income	-	(7,077,865)
Distributions to shareholders from net realized gain	(9,542,393)	(201,157,130)
Total distributions	(9,542,393)	(208,234,995)
Share transactions - net increase (decrease)	54,629,239	554,230,717
Redemption fees	513,698	544,215
Total increase (decrease) in net assets	(652,652,914)	961,870,556

Net Assets
Beginning of period	2,439,945,413	1,478,074,857
End of period (including accumulated net investment loss of $1,807,597 and accumulated net investment loss of $3,177, respectively)	$ 1,787,292,499	$ 2,439,945,413

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 46.19	$ 36.53	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.10)	(.15)	(.01)
Net realized and unrealized gain (loss)	(12.23)	15.00	(.07)
Total from investment operations	(12.33)	14.85	(.08)
Distributions from net investment income	-	(.19)	-
Distributions from net realized gain	(.17)	(5.01)	-
Total distributions	(.17)	(5.20)	-
Redemption fees added to paid in capital E	.01	.01	.01
Net asset value, end of period	$ 33.70	$ 46.19	$ 36.53
Total Return B, C, D	(26.74)%	44.59%	(.19)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.23% A	1.17%	1.13% A
Expenses net of fee waivers, if any	1.23% A	1.17%	1.13% A
Expenses net of all reductions	1.19% A	1.13%	1.10% A
Net investment income (loss)	(.51)% A	(.37)%	(.18)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,958	$ 26,620	$ 1,857
Portfolio turnover rate G	49% A	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29.

Financial Highlights - Class T

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 46.17	$ 36.49	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.15)	(.25)	(.03)
Net realized and unrealized gain (loss)	(12.21)	15.05	(.09)
Total from investment operations	(12.36)	14.80	(.12)
Distributions from net investment income	-	(.16)	-
Distributions from net realized gain	(.17)	(4.97)	-
Total distributions	(.17)	(5.13)	-
Redemption fees added to paid in capital E	.01	.01	.01
Net asset value, end of period	$ 33.65	$ 46.17	$ 36.49
Total Return B, C, D	(26.82)%	44.45%	(.30)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.49% A	1.42%	1.46% A
Expenses net of fee waivers, if any	1.49% A	1.42%	1.46% A
Expenses net of all reductions	1.45% A	1.39%	1.43% A
Net investment income (loss)	(.77)% A	(.63)%	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,940	$ 11,334	$ 1,093
Portfolio turnover rate G	49% A	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 45.97	$ 36.46	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.25)	(.45)	(.07)
Net realized and unrealized gain (loss)	(12.14)	14.95	(.08)
Total from investment operations	(12.39)	14.50	(.15)
Distributions from net investment income	-	(.16)	-
Distributions from net realized gain	(.17)	(4.84)	-
Total distributions	(.17)	(5.00)	-
Redemption fees added to paid in capital E	.01	.01	.01
Net asset value, end of period	$ 33.42	$ 45.97	$ 36.46
Total Return B, C, D	(27.00)%	43.53%	(.38)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.99% A	1.93%	1.96% A
Expenses net of fee waivers, if any	1.99% A	1.93%	1.96% A
Expenses net of all reductions	1.95% A	1.90%	1.93% A
Net investment income (loss)	(1.26)% A	(1.14)%	(.93)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,885	$ 6,869	$ 902
Portfolio turnover rate G	49% A	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29.

Financial Highlights - Class C

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 45.85	$ 36.44	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.25)	(.45)	(.07)
Net realized and unrealized gain (loss)	(12.11)	14.91	(.10)
Total from investment operations	(12.36)	14.46	(.17)
Distributions from net investment income	-	(.17)	-
Distributions from net realized gain	(.17)	(4.89)	-
Total distributions	(.17)	(5.06)	-
Redemption fees added to paid in capital E	.01	.01	.01
Net asset value, end of period	$ 33.33	$ 45.85	$ 36.44
Total Return B, C, D	(27.01)%	43.49%	(.44)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.99% A	1.92%	2.02% A
Expenses net of fee waivers, if any	1.99% A	1.92%	2.02% A
Expenses net of all reductions	1.95% A	1.89%	1.99% A
Net investment income (loss)	(1.26)% A	(1.12)%	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,511	$ 10,835	$ 437
Portfolio turnover rate G	49% A	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Gold

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 K

2007

2006

2005

2004 K

Selected Per-Share Data
Net asset value, beginning of period	$ 46.37	$ 36.54	$ 35.91	$ 27.46	$ 27.21	$ 22.73
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)	.22 H	.04	.02 I	(.01)
Net realized and unrealized gain (loss)	(12.28)	15.05	5.49	12.21	.18	5.85
Total from investment operations	(12.31)	15.03	5.71	12.25	.20	5.84
Distributions from net investment income	-	(.18)	(.02)	(.02)	-	(1.42)
Distributions from net realized gain	(.17)	(5.03)	(5.10)	(3.84)	-	-
Total distributions	(.17)	(5.21)	(5.12)	(3.86)	-	(1.42)
Redemption fees added to paid in capital E	.01	.01	.04	.06	.05	.06
Net asset value, end of period	$ 33.90	$ 46.37	$ 36.54	$ 35.91	$ 27.46	$ 27.21
Total Return B, C, D	(26.60)%	45.10%	16.19%	48.84%	.92%	26.79%
Ratios to Average Net Assets F, J
Expenses before reductions	.87% A	.85%	.90%	.97%	1.00%	1.12%
Expenses net of fee waivers, if any	.87% A	.85%	.90%	.97%	1.00%	1.12%
Expenses net of all reductions	.83% A	.81%	.87%	.82%	.89%	1.04%
Net investment income (loss)	(.15)% A	(.05)%	.62% H	.13%	.07% I	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,730,688	$ 2,381,114	$ 1,473,400	$ 1,325,665	$ 705,216	$ 735,744
Portfolio turnover rate G	49% A	55%	85%	108%	79%	41%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .40%. I Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.08)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the year ended February 29.

Financial Highlights - Institutional Class

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 I

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.34	$ 36.54	$ 36.60
Income from Investment Operations
Net investment income (loss) D	(.04)	(.01)	.01
Net realized and unrealized gain (loss)	(12.27)	15.03	(.08)
Total from investment operations	(12.31)	15.02	(.07)
Distributions from net investment income	-	(.19)	-
Distributions from net realized gain	(.17)	(5.04)	-
Total distributions	(.17)	(5.23)	-
Redemption fees added to paid in capital D	.01	.01	.01
Net asset value, end of period	$ 33.87	$ 46.34	$ 36.54
Total Return B, C	(26.61)%	45.10%	(.16)%
Ratios to Average Net Assets E, H
Expenses before reductions	.90% A	.83%	.94% A
Expenses net of fee waivers, if any	.90% A	.83%	.94% A
Expenses net of all reductions	.86% A	.79%	.91% A
Net investment income (loss)	(.18)% A	(.03)%	.12% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,310	$ 3,174	$ 385
Portfolio turnover rate F	49% A	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Consolidated Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Gold and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investment in Subsidiary

The Fund may invest in certain precious metals through its investment in the Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). The Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of the Fund. As of August 31, 2008, the Fund held $101,707,640 in the Subsidiary, representing 5.7% of the Fund's net assets.

3. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

4. Significant Accounting Policies.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Security Valuation - continued

readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 269,344,539
Unrealized depreciation	(288,178,457)
Net unrealized appreciation (depreciation)	(18,833,918)
Cost for federal income tax purposes	$ 1,826,552,599

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

5. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

6. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $723,707,908 and $525,141,833, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

FMR and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays FMR a monthly management fee at the annual rate of .30% of its assets. FMR has agreed to reimburse the Fund's management fee in an amount equal to the management fee of the Subsidiary. For the period, FMR reimbursed the Fund $155,690.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 36,257	$ 1,964
Class T	.25%	.25%	31,900	-
Class B	.75%	.25%	35,525	26,656
Class C	.75%	.25%	58,820	25,215
			$ 162,502	$ 53,835

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 41,839
Class T	7,625
Class B*	7,146
Class C*	4,573
$ 61,183

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 46,383.32
Class T	20,936.33
Class B	11,480.32
Class C	19,032.32
Gold	2,210,617.21
Institutional Class	4,303.24
	$ 2,312,751

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,294 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 13,341	2.27%	$ 17,630

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,468 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $323,260.

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $7,138,000. The weighted average interest rate was 2.31%. The interest expense amounted to $459 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

11. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $259,647 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Gold	$ 7,120

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $9,304, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

13. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2008	Year ended February 29, 2008
From net investment income
Class A	$ -	$ 13,831
Class T	-	6,353
Class B	-	4,260
Class C	-	3,734
Gold	-	7,042,946
Institutional Class	-	6,741
Total	$ -	$ 7,077,865
From net realized gain
Class A	$ 120,234	$ 955,695
Class T	52,923	425,795
Class B	30,037	289,226
Class C	48,422	343,986
Gold	9,277,078	198,940,407
Institutional Class	13,699	202,021
Total	$ 9,542,393	$ 201,157,130

14. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2008	Year ended February 29, 2008	Six months ended August 31, 2008	Year ended February 29, 2008
Class A
Shares sold	495,118	567,655	$ 20,555,672	$ 23,751,338
Reinvestment of distributions	2,750	25,125	115,078	945,727
Shares redeemed	(304,008)	(67,262)	(11,820,600)	(2,616,226)
Net increase (decrease)	193,860	525,518	$ 8,850,150	$ 22,080,839
Class T
Shares sold	186,473	245,988	$ 7,897,728	$ 10,279,473
Reinvestment of distributions	1,250	11,403	52,337	428,815
Shares redeemed	(108,061)	(41,858)	(4,300,765)	(1,666,054)
Net increase (decrease)	79,662	215,533	$ 3,649,300	$ 9,042,234
Class B
Shares sold	106,828	138,954	$ 4,512,658	$ 5,690,539
Reinvestment of distributions	619	7,385	25,767	276,855
Shares redeemed	(80,754)	(21,658)	(3,138,952)	(874,114)
Net increase (decrease)	26,693	124,681	$ 1,399,473	$ 5,093,280
Class C
Shares sold	180,843	253,353	$ 7,431,110	$ 10,551,196
Reinvestment of distributions	1,078	8,652	44,749	324,140
Shares redeemed	(102,853)	(37,666)	(4,025,559)	(1,511,191)
Net increase (decrease)	79,068	224,339	$ 3,450,300	$ 9,364,145
Gold
Shares sold	20,177,666	30,095,254	$ 852,208,876	$ 1,246,042,833
Reinvestment of distributions	212,477	5,273,633	8,930,407	197,489,804
Shares redeemed	(20,687,161)	(24,338,085)	(825,180,315)	(937,121,869)
Net increase (decrease)	(297,018)	11,030,802	$ 35,958,968	$ 506,410,768
Institutional Class
Shares sold	97,568	128,523	$ 3,961,458	$ 5,080,204
Reinvestment of distributions	259	4,588	10,894	171,536
Shares redeemed	(68,610)	(75,163)	(2,651,304)	(3,012,289)
Net increase (decrease)	29,217	57,948	$ 1,321,048	$ 2,239,451

Semiannual Report

Select Materials Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Class A
Actual	$ 1,000.00	$ 976.10	$ 6.03
HypotheticalA	$ 1,000.00	$ 1,019.11	$ 6.16
Class T
Actual	$ 1,000.00	$ 974.80	$ 7.32
HypotheticalA	$ 1,000.00	$ 1,017.80	$ 7.48
Class B
Actual	$ 1,000.00	$ 972.40	$ 9.74
HypotheticalA	$ 1,000.00	$ 1,015.32	$ 9.96
Class C
Actual	$ 1,000.00	$ 972.60	$ 9.75
HypotheticalA	$ 1,000.00	$ 1,015.32	$ 9.96
Materials
Actual	$ 1,000.00	$ 977.70	$ 4.44
HypotheticalA	$ 1,000.00	$ 1,020.72	$ 4.53
Institutional Class
Actual	$ 1,000.00	$ 977.70	$ 4.44
HypotheticalA	$ 1,000.00	$ 1,020.72	$ 4.53

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.21%
Class T	1.47%
Class B	1.96%
Class C	1.96%
Materials	.89%
Institutional Class	.89%

Semiannual Report

Select Materials Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	11.9	10.7
E.I. du Pont de Nemours & Co.	8.3	5.3
Freeport-McMoRan Copper & Gold, Inc. Class B	7.0	7.4
Newmont Mining Corp.	3.8	3.6
United States Steel Corp.	3.5	2.4
Celanese Corp. Class A	3.3	2.5
The Mosaic Co.	3.3	3.4
FMC Corp.	3.0	1.4
Nucor Corp.	3.0	3.9
Owens-Illinois, Inc.	2.7	1.9
	49.8
Top Industries (% of fund's net assets)
As of August 31, 2008
Chemicals	51.3%
Metals & Mining	30.9%
Containers & Packaging	11.3%
Marine	1.6%
Paper & Forest Products	1.5%
All Others*	3.4%

As of February 29, 2008
Chemicals	52.0%
Metals & Mining	32.6%
Containers & Packaging	6.9%
Paper & Forest Products	3.6%
Oil, Gas & Consumable Fuels	1.3%
All Others*	3.6%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Materials Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CHEMICALS - 51.3%
Commodity Chemicals - 3.3%
Celanese Corp. Class A	332,700	$ 12,828,912
Diversified Chemicals - 15.3%
Dow Chemical Co.	185,600	6,334,528
E.I. du Pont de Nemours & Co.	718,800	31,943,472
FMC Corp.	160,199	11,781,034
PPG Industries, Inc. (d)	72,500	4,557,350
Solutia, Inc. (a)	269,900	4,534,320
		59,150,704
Fertilizers & Agricultural Chemicals - 18.3%
CF Industries Holdings, Inc.	53,100	8,092,440
Monsanto Co.	402,344	45,967,799
Terra Industries, Inc.	79,998	4,019,900
The Mosaic Co.	118,438	12,642,072
		70,722,211
Industrial Gases - 4.0%
Airgas, Inc.	122,500	7,256,900
Praxair, Inc.	88,700	7,968,808
		15,225,708
Specialty Chemicals - 10.4%
Albemarle Corp.	252,367	10,029,065
Ecolab, Inc.	195,400	8,937,596
H.B. Fuller Co.	114,132	2,975,421
Lubrizol Corp.	17,500	927,325
Nalco Holding Co.	190,718	4,361,721
Rockwood Holdings, Inc. (a)	147,100	5,567,735
W.R. Grace & Co. (a)	287,400	7,555,746
		40,354,609
TOTAL CHEMICALS		198,282,144
CONTAINERS & PACKAGING - 11.3%
Metal & Glass Containers - 8.2%
Ball Corp.	151,508	6,957,247
Crown Holdings, Inc. (a)	142,271	3,946,598
Greif, Inc. Class A	51,100	3,531,521
Owens-Illinois, Inc. (a)	236,900	10,565,740
Pactiv Corp. (a)(d)	259,000	6,959,330
		31,960,436
Paper Packaging - 3.1%
Packaging Corp. of America	30,300	780,225
Rock-Tenn Co. Class A	168,520	6,181,314
Temple-Inland, Inc. (d)	293,300	4,901,043
		11,862,582
TOTAL CONTAINERS & PACKAGING		43,823,018

	Shares	Value
MARINE - 1.6%
Marine - 1.6%
Genco Shipping & Trading Ltd.	15,800	$ 991,292
Safe Bulkers, Inc.	120,100	2,286,704
Ultrapetrol (Bahamas) Ltd. (a)	275,800	3,000,704
		6,278,700
METALS & MINING - 30.9%
Aluminum - 4.0%
Alcoa, Inc.	307,500	9,879,975
Century Aluminum Co. (a)(d)	112,581	5,489,450
		15,369,425
Diversified Metals & Mining - 7.6%
BHP Billiton PLC	76,900	2,407,649
Freeport-McMoRan Copper & Gold, Inc. Class B	301,228	26,905,685
		29,313,334
Gold - 6.6%
Agnico-Eagle Mines Ltd.	64,500	3,701,940
Goldcorp, Inc.	59,300	2,016,965
Lihir Gold Ltd. (a)	1,508,633	3,095,616
Newcrest Mining Ltd.	87,269	2,052,940
Newmont Mining Corp.	326,100	14,707,110
		25,574,571
Precious Metals & Minerals - 1.0%
Impala Platinum Holdings Ltd.	67,960	1,924,246
Pan American Silver Corp. (a)	77,400	2,057,293
		3,981,539
Steel - 11.7%
ArcelorMittal SA (NY Shares) Class A	24,400	1,918,328
Cleveland-Cliffs, Inc. (d)	92,000	9,312,240
Commercial Metals Co.	117,000	3,045,510
Nucor Corp. (d)	222,400	11,676,000
Steel Dynamics, Inc.	234,400	5,820,152
United States Steel Corp. (d)	102,500	13,639,675
		45,411,905
TOTAL METALS & MINING		119,650,774
OIL, GAS & CONSUMABLE FUELS - 0.8%
Coal & Consumable Fuels - 0.8%
Peabody Energy Corp.	45,480	2,862,966
PAPER & FOREST PRODUCTS - 1.5%
Forest Products - 1.5%
Weyerhaeuser Co. (d)	105,500	5,854,195
SPECIALTY RETAIL - 1.1%
Home Improvement Retail - 1.1%
Sherwin-Williams Co. (d)	69,700	4,080,935
Common Stocks - continued
	Shares	Value
TRANSPORTATION INFRASTRUCTURE - 0.0%
Marine Ports & Services - 0.0%
Aegean Marine Petroleum Network, Inc.	2,200	$ 68,354
TOTAL COMMON STOCKS (Cost $337,392,792)		380,901,086
Money Market Funds - 11.3%

Fidelity Cash Central Fund, 2.31% (b)	3,423,118	3,423,118
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	40,427,125	40,427,125
TOTAL MONEY MARKET FUNDS (Cost $43,850,243)		43,850,243
TOTAL INVESTMENT PORTFOLIO - 109.8% (Cost $381,243,035)		424,751,329
NET OTHER ASSETS - (9.8)%		(38,016,906)
NET ASSETS - 100%		$ 386,734,423
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 160,518
Fidelity Securities Lending Cash Central Fund	55,527
Total	$ 216,045
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	424,751,329	424,751,329	-	-

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $39,268,547) - See accompanying schedule: Unaffiliated issuers (cost $337,392,792)	$ 380,901,086
Fidelity Central Funds (cost $43,850,243)	43,850,243
Total Investments (cost $381,243,035)		$ 424,751,329
Cash		756
Foreign currency held at value (cost $95,685)		101,862
Receivable for investments sold		9,713,764
Receivable for fund shares sold		679,127
Dividends receivable		474,434
Distributions receivable from Fidelity Central Funds		22,198
Prepaid expenses		340
Other receivables		3,528
Total assets		435,747,338

Liabilities
Payable for investments purchased	$ 3,580,765
Payable for fund shares redeemed	4,654,866
Accrued management fee	185,684
Distribution fees payable	24,438
Other affiliated payables	106,255
Other payables and accrued expenses	33,782
Collateral on securities loaned, at value	40,427,125
Total liabilities		49,012,915

Net Assets		$ 386,734,423
Net Assets consist of:
Paid in capital		$ 353,423,945
Undistributed net investment income		1,127,839
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,318,099)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		43,500,738
Net Assets		$ 386,734,423

Statement of Assets and Liabilities - continued

August 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($23,616,381 ÷ 424,429 shares)	$ 55.64

Maximum offering price per share (100/94.25 of $55.64)	$ 59.03
Class T: Net Asset Value and redemption price per share ($9,955,040 ÷ 179,800 shares)	$ 55.37

Maximum offering price per share (100/96.50 of $55.37)	$ 57.38
Class B: Net Asset Value and offering price per share ($6,032,106 ÷ 109,618 shares)A	$ 55.03

Class C: Net Asset Value and offering price per share ($12,779,198 ÷ 232,573 shares)A	$ 54.95

Materials: Net Asset Value, offering price and redemption price per share ($332,174,908 ÷ 5,959,345 shares)	$ 55.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,176,790 ÷ 39,061 shares)	$ 55.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Materials Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 3,028,409
Interest		2,212
Income from Fidelity Central Funds		216,045
Total income		3,246,666

Expenses
Management fee	$ 1,235,919
Transfer agent fees	537,739
Distribution fees	138,071
Accounting and security lending fees	89,014
Custodian fees and expenses	14,919
Independent trustees' compensation	947
Registration fees	65,202
Audit	18,616
Legal	913
Miscellaneous	26,906
Total expenses before reductions	2,128,246
Expense reductions	(9,421)	2,118,825
Net investment income (loss)		1,127,841
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,949,227)
Foreign currency transactions	(24,590)
Total net realized gain (loss)		(7,973,817)
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,203,951)
Assets and liabilities in foreign currencies	(7,261)
Total change in net unrealized appreciation (depreciation)		(10,211,212)
Net gain (loss)		(18,185,029)
Net increase (decrease) in net assets resulting from operations		$ (17,057,188)

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,127,841	$ 3,953,939
Net realized gain (loss)	(7,973,817)	16,077,802
Change in net unrealized appreciation (depreciation)	(10,211,212)	23,232,714
Net increase (decrease) in net assets resulting from operations	(17,057,188)	43,264,455
Distributions to shareholders from net investment income	-	(2,382,687)
Distributions to shareholders from net realized gain	-	(14,617,568)
Total distributions	-	(17,000,255)
Share transactions - net increase (decrease)	16,468,957	127,763,307
Redemption fees	28,910	66,997
Total increase (decrease) in net assets	(559,321)	154,094,504

Net Assets
Beginning of period	387,293,744	233,199,240
End of period (including undistributed net investment income of $1,127,839 and undistributed net investment income of $1,848,037, respectively)	$ 386,734,423	$ 387,293,744

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 57.00	$ 51.01	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.08	.46	.17
Net realized and unrealized gain (loss)	(1.44)	8.05	3.93
Total from investment operations	(1.36)	8.51	4.10
Distributions from net investment income	-	(.32)	-
Distributions from net realized gain	-	(2.21)	-
Total distributions	-	(2.53) L	-
Redemption fees added to paid in capital E	- K	.01	.01
Net asset value, end of period	$ 55.64	$ 57.00	$ 51.01
Total Return B, C, D	(2.39)%	16.79%	8.76%
Ratios to Average Net Assets F, I
Expenses before reductions	1.21% A	1.21%	1.50%A
Expenses net of fee waivers, if any	1.21%A	1.21%	1.40%A
Expenses net of all reductions	1.20%A	1.21%	1.38%A
Net investment income (loss)	.26%A	.83%	1.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,616	$ 12,522	$ 1,018
Portfolio turnover rateG	98%A	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $2.532 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Class T

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008J

2007H

Selected Per-Share Data
Net asset value, beginning of period	$ 56.80	$ 50.89	$ 46.90
Income from Investment Operations
Net investment income (loss)E	-	.32	.11
Net realized and unrealized gain (loss)	(1.43)	8.00	3.87
Total from investment operations	(1.43)	8.32	3.98
Distributions from net investment income	-	(.21)	-
Distributions from net realized gain	-	(2.21)	-
Total distributions	-	(2.42)L	-
Redemption fees added to paid in capitalE	-K	.01	.01
Net asset value, end of period	$ 55.37	$ 56.80	$ 50.89
Total ReturnB, C, D	(2.52)%	16.45%	8.51%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.47%A	1.46%	1.80%A
Expenses net of fee waivers, if any	1.47%A	1.46%	1.65%A
Expenses net of all reductions	1.46%A	1.46%	1.62%A
Net investment income (loss)	-%A	.57%	1.18%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,955	$ 6,850	$ 707
Portfolio turnover rateG	98%A	77%	185%

A  Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H  For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $2.417 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008J

2007H

Selected Per-Share Data
Net asset value, beginning of period	$ 56.59	$ 50.81	$ 46.90
Income from Investment Operations
Net investment income (loss)E	(.14)	.04	.06
Net realized and unrealized gain (loss)	(1.42)	7.98	3.84
Total from investment operations	(1.56)	8.02	3.90
Distributions from net investment income	-	(.04)	-
Distributions from net realized gain	-	(2.21)	-
Total distributions	-	(2.25)L	-
Redemption fees added to paid in capitalE	-K	.01	.01
Net asset value, end of period	$ 55.03	$ 56.59	$ 50.81
Total ReturnB, C, D	(2.76)%	15.89%	8.34%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.96%A	1.97%	2.26%A
Expenses net of fee waivers, if any	1.96%A	1.97%	2.15%A
Expenses net of all reductions	1.95%A	1.96%	2.12%A
Net investment income (loss)	(.49)%A	.07%	.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,032	$ 4,173	$ 662
Portfolio turnover rateG	98%A	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $2.253 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Class C

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008J

2007H

Selected Per-Share Data
Net asset value, beginning of period	$ 56.50	$ 50.81	$ 46.90
Income from Investment Operations
Net investment income (loss)E	(.14)	.04	.09
Net realized and unrealized gain (loss)	(1.41)	7.97	3.81
Total from investment operations	(1.55)	8.01	3.90
Distributions from net investment income	-	(.12)	-
Distributions from net realized gain	-	(2.21)	-
Total distributions	-	(2.33)L	-
Redemption fees added to paid in capitalE	-K	.01	.01
Net asset value, end of period	$ 54.95	$ 56.50	$ 50.81
Total ReturnB, C, D	(2.74)%	15.87%	8.34%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.96%A	1.96%	2.31%A
Expenses net of fee waivers, if any	1.96%A	1.96%	2.15%A
Expenses net of all reductions	1.96%A	1.96%	2.13%A
Net investment income (loss)	(.50)%A	.07%	.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,779	$ 8,743	$ 547
Portfolio turnover rateG	98%A	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $2.334 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Materials

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008J

2007

2006

2005

2004J

Selected Per-Share Data
Net asset value, beginning of period	$ 57.01	$ 50.92	$ 46.35	$ 40.78	$ 35.99	$ 23.83
Income from Investment Operations
Net investment income (loss)E	.17	.64	.42	.32	.15	.13H
Net realized and unrealized gain (loss)	(1.44)	8.01	9.36	6.40	5.47	12.07
Total from investment operations	(1.27)	8.65	9.78	6.72	5.62	12.20
Distributions from net investment income	-	(.36)	(.48)	(.25)	(.12)	(.12)
Distributions from net realized gain	-	(2.21)	(4.79)	(.93)	(.74)	-
Total distributions	-	(2.57)L	(5.27)	(1.18)	(.86)	(.12)
Redemption fees added to paid in capitalE	-K	.01	.06	.03	.03	.08
Net asset value, end of period	$ 55.74	$ 57.01	$ 50.92	$ 46.35	$ 40.78	$ 35.99
Total ReturnB, C, D	(2.23)%	17.10%	22.29%	17.01%	16.09%	51.73%
Ratios to Average Net AssetsF, I
Expenses before reductions	.89%A	.91%	1.01%	1.05%	1.06%	1.31%
Expenses net of fee waivers, if any	.89%A	.90%	.98%	1.05%	1.06%	1.31%
Expenses net of all reductions	.88%A	.89%	.96%	1.01%	1.02%	1.17%
Net investment income (loss)	.58%A	1.14%	.87%	.78%	.42%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 332,175	$ 353,185	$ 230,147	$ 169,523	$ 144,442	$ 135,131
Portfolio turnover rateG	98%A	77%	185%	124%	89%	175%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $2.573 per share is comprised of distributions from net investment income of $.363 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Institutional Class

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008I

2007G

Selected Per-Share Data
Net asset value, beginning of period	$ 57.00	$ 50.91	$ 46.90
Income from Investment Operations
Net investment income (loss)D	.17	.64	.08
Net realized and unrealized gain (loss)	(1.44)	8.00	3.92
Total from investment operations	(1.27)	8.64	4.00
Distributions from net investment income	-	(.36)	-
Distributions from net realized gain	-	(2.21)	-
Total distributions	-	(2.56)K	-
Redemption fees added to paid in capitalD	-J	.01	.01
Net asset value, end of period	$ 55.73	$ 57.00	$ 50.91
Total ReturnB, C	(2.23)%	17.08%	8.55%
Ratios to Average Net AssetsE, H
Expenses before reductions	.89%A	.89%	1.06%A
Expenses net of fee waivers, if any	.89%A	.89%	1.06%A
Expenses net of all reductions	.89%A	.89%	1.04%A
Net investment income (loss)	.58%A	1.14%	.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,177	$ 1,820	$ 119
Portfolio turnover rateF	98%A	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $2.565 per share is comprised of distributions from net investment income of $.355 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Materials and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation.

Dividend income are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 63,347,287
Unrealized depreciation	(21,559,188)
Net unrealized appreciation (depreciation)	$ 41,788,099
Cost for federal income tax purposes	$ 382,963,230

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $229,743,105 and $208,026,049, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 24,642	$ 2,701
Class T	.25%	.25%	23,696	22
Class B	.75%	.25%	27,661	20,763
Class C	.75%	.25%	62,072	32,004
			$ 138,071	$ 55,490

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 33,136
Class T	8,028
Class B*	2,156
Class C*	1,607
$ 44,927

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 30,090.30
Class T	14,786.31
Class B	8,423.30
Class C	19,262.31
Materials	462,486.23
Institutional Class	2,692.24
	$ 537,739

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser The commissions paid to these affiliated firms were $1,436 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $284 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $55,527.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,950 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $97. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Materials	$ 374

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $14,935, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2008	Year ended February 29, 2008
From net investment income
Class A	$ -	$ 49,508
Class T	-	17,252
Class B	-	2,017
Class C	-	11,702
Materials	-	2,291,825
Institutional Class	-	10,383
Total	$ -	$ 2,382,687
From net realized gain
Class A	$ -	$ 297,274
Class T	-	171,986
Class B	-	120,699
Class C	-	203,194
Materials	-	13,774,394
Institutional Class	-	50,021
Total	$ -	$ 14,617,568

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2008	Year ended February 29, 2008	Six months ended August 31, 2008	Year ended February 29, 2008
Class A
Shares sold	287,502	264,311	$ 17,265,481	$ 14,817,528
Reinvestment of distributions	-	5,853	-	336,777
Shares redeemed	(82,757)	(70,440)	(4,749,353)	(3,880,036)
Net increase (decrease)	204,745	199,724	$ 12,516,128	$ 11,274,269
Class T
Shares sold	87,504	146,420	$ 5,273,327	$ 8,122,926
Reinvestment of distributions	-	2,954	-	169,021
Shares redeemed	(28,315)	(42,653)	(1,659,989)	(2,369,950)
Net increase (decrease)	59,189	106,721	$ 3,613,338	$ 5,921,997
Class B
Shares sold	52,409	83,153	$ 3,076,267	$ 4,611,263
Reinvestment of distributions	-	2,052	-	116,729
Shares redeemed	(16,532)	(24,486)	(962,623)	(1,341,792)
Net increase (decrease)	35,877	60,719	$ 2,113,644	$ 3,386,200
Class C
Shares sold	127,599	171,703	$ 7,600,686	$ 9,620,121
Reinvestment of distributions	-	3,133	-	178,976
Shares redeemed	(49,779)	(30,841)	(2,849,314)	(1,682,683)
Net increase (decrease)	77,820	143,995	$ 4,751,372	$ 8,116,414
Materials
Shares sold	2,555,823	7,472,335	$ 153,879,230	$ 416,206,078
Reinvestment of distributions	-	270,946	-	15,331,841
Shares redeemed	(2,791,405)	(6,067,742)	(160,904,383)	(334,236,130)
Net increase (decrease)	(235,582)	1,675,539	$ (7,025,153)	$ 97,301,789
Institutional Class
Shares sold	28,756	88,023	$ 1,761,604	$ 5,168,897
Reinvestment of distributions	-	963	-	55,576
Shares redeemed	(21,626)	(59,388)	(1,261,976)	(3,461,835)
Net increase (decrease)	7,130	29,598	$ 499,628	$ 1,762,638

Semiannual Report

Select Paper and Forest Products Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Actual	$ 1,000.00	$ 1,008.70	$ 5.77
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,019.46	$ 5.80

* Expenses are equal to the Fund's annualized expense ratio of 1.14%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Select Paper and Forest Products Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Plum Creek Timber Co., Inc.	12.4	1.2
Weyerhaeuser Co.	9.1	10.3
Sonoco Products Co.	8.0	1.9
Temple-Inland, Inc.	7.6	8.2
Packaging Corp. of America	5.4	1.1
Rock-Tenn Co. Class A	4.9	1.0
Potlatch Corp.	4.8	4.9
Greif, Inc. Class A	4.0	1.8
Schweitzer-Mauduit International, Inc.	3.4	4.1
Domtar Corp.	2.8	7.5
	62.4
Top Industries (% of fund's net assets)
As of August 31, 2008
Containers & Packaging	37.2%
Paper & Forest Products	31.1%
Real Estate Investment Trusts	19.9%
Commercial Services & Supplies	2.5%
Real Estate Management & Development	1.4%
All Others*	7.9%

As of February 29, 2008
Paper & Forest Products	47.0%
Containers & Packaging	30.2%
Real Estate Management & Development	6.9%
Real Estate Investment Trusts	6.1%
Machinery	2.0%
All Others*	7.8%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Paper and Forest Products Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 2.5%
Office Services & Supplies - 2.5%
Avery Dennison Corp. (d)	11,400	$ 549,936
CONTAINERS & PACKAGING - 37.2%
Metal & Glass Containers - 6.6%
Greif, Inc. Class A	12,600	870,786
Owens-Illinois, Inc. (a)	5,600	249,760
Pactiv Corp. (a)	12,500	335,875
		1,456,421
Paper Packaging - 30.6%
Boise, Inc. (a)	25,300	74,888
Cascades, Inc.	26,300	173,113
Graphic Packaging Holding Co. (a)	72,700	207,195
Packaging Corp. of America	46,600	1,199,950
Rock-Tenn Co. Class A	29,500	1,082,060
Sealed Air Corp.	12,450	301,664
Smurfit-Stone Container Corp. (a)	59,770	301,839
Sonoco Products Co.	51,100	1,766,016
Temple-Inland, Inc. (d)	100,300	1,676,013
		6,782,738
TOTAL CONTAINERS & PACKAGING		8,239,159
FOOD PRODUCTS - 0.7%
Agricultural Products - 0.7%
BrasilAgro - Compania Brasileira de Propriedades Agricolas (a)	16,000	98,160
Timbercorp Ltd.	75,129	54,827
		152,987
MACHINERY - 1.2%
Industrial Machinery - 1.2%
Albany International Corp. Class A	2,900	88,943
Kadant, Inc. (a)	8,000	187,600
		276,543
MEDIA - 0.0%
Publishing - 0.0%
R.H. Donnelley Corp. (a)	100	375
PAPER & FOREST PRODUCTS - 31.1%
Forest Products - 14.6%
Deltic Timber Corp.	4,400	269,588
Gunns Ltd.	1,650	2,373
Louisiana-Pacific Corp. (d)	61,200	596,088
Norbord, Inc.	17,700	78,337
Samling Global Ltd.	420,000	43,052
Sino-Forest Corp. (a)	6,200	116,766
Stella-Jones, Inc.	3,400	95,730
TimberWest Forest Corp.	2,000	24,088
Weyerhaeuser Co. (d)	36,100	2,003,189
		3,229,211

	Shares	Value
Paper Products - 16.5%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	1,300	$ 71,877
Buckeye Technologies, Inc. (a)	14,700	135,387
Canfor Pulp Income Fund	3,700	34,423
Catalyst Paper Corp. (a)	413,400	471,033
Domtar Corp. (a)	107,600	614,396
Glatfelter	20,400	299,268
Lee & Man Paper Manufacturing Ltd.	131,600	132,366
MeadWestvaco Corp.	12,000	317,760
Mercer International, Inc. (SBI) (a)(d)	12,100	73,931
Mondi PLC	8,100	48,233
Nine Dragons Paper (Holdings) Ltd.	472,000	291,500
Schweitzer-Mauduit International, Inc.	39,900	756,504
Sequana	2,100	34,287
Shandong Chenming Paper Holdings Ltd. (H Shares)	137,000	104,796
Verso Paper Corp.	22,400	109,088
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	7,800	164,736
		3,659,585
TOTAL PAPER & FOREST PRODUCTS		6,888,796
REAL ESTATE INVESTMENT TRUSTS - 19.9%
Specialized REITs - 19.9%
Plum Creek Timber Co., Inc.	55,200	2,739,021
Potlatch Corp.	22,964	1,072,189
Rayonier, Inc.	13,400	602,866
		4,414,076
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
Real Estate Management & Development - 1.4%
Forestar Real Estate Group, Inc. (a)	13,633	274,841
The St. Joe Co. (d)	1,100	40,997
		315,838
TOTAL COMMON STOCKS (Cost $24,410,468)		20,837,710
Money Market Funds - 24.1%
	Shares	Value
Fidelity Cash Central Fund, 2.31% (b)	930,660	$ 930,660
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	4,409,650	4,409,650
TOTAL MONEY MARKET FUNDS (Cost $5,340,310)		5,340,310
TOTAL INVESTMENT PORTFOLIO - 118.1% (Cost $29,750,778)		26,178,020
NET OTHER ASSETS - (18.1)%		(4,014,591)
NET ASSETS - 100%		$ 22,163,429
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,774
Fidelity Securities Lending Cash Central Fund	5,188
Total	$ 11,962
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	26,178,020	26,175,647	-	2,373
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	(55,140)
Total Unrealized Gain (Loss)	(10,655)
Cost of Purchases	4,985
Proceeds of Sales	(201,366)
Amortization/Accretion	-
Transfer in/out of Level 3	264,549
Ending Balance	2,373

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information
At February 29, 2008, the fund had a capital loss carryforward of approximately $1,659,402 all of which will expire on February 28, 2011.
The fund intends to elect to defer to its fiscal year ending February 28, 2009 approximately $1,213,286 of losses recognized during the period November 1, 2007 to February 29, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Paper and Forest Products Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,236,394) - See accompanying schedule: Unaffiliated issuers (cost $24,410,468)	$ 20,837,710
Fidelity Central Funds (cost $5,340,310)	5,340,310
Total Investments (cost $29,750,778)		$ 26,178,020
Foreign currency held at value (cost $109,762)		106,023
Receivable for fund shares sold		274,315
Dividends receivable		52,942
Distributions receivable from Fidelity Central Funds		3,719
Prepaid expenses		25
Total assets		26,615,044

Liabilities
Payable for fund shares redeemed	$ 7,801
Accrued management fee	11,390
Other affiliated payables	4,886
Other payables and accrued expenses	17,888
Collateral on securities loaned, at value	4,409,650
Total liabilities		4,451,615

Net Assets		$ 22,163,429
Net Assets consist of:
Paid in capital		$ 31,714,463
Undistributed net investment income		83,449
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,057,946)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(3,576,537)
Net Assets, for 795,407 shares outstanding		$ 22,163,429
Net Asset Value, offering price and redemption price per share ($22,163,429 ÷ 795,407 shares)		$ 27.86

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 176,119
Interest		1,082
Income from Fidelity Central Funds		11,962
Total income		189,163

Expenses
Management fee	$ 52,317
Transfer agent fees	27,060
Accounting and security lending fees	3,763
Custodian fees and expenses	6,316
Independent trustees' compensation	41
Registration fees	11,436
Audit	16,057
Legal	50
Miscellaneous	2,508
Total expenses before reductions	119,548
Expense reductions	(13,832)	105,716
Net investment income (loss)		83,447
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,748,490)
Foreign currency transactions	3,251
Total net realized gain (loss)		(2,745,239)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,727,382
Assets and liabilities in foreign currencies	(3,513)
Total change in net unrealized appreciation (depreciation)		2,723,869
Net gain (loss)		(21,370)
Net increase (decrease) in net assets resulting from operations		$ 62,077

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 83,447	$ 1,115,814
Net realized gain (loss)	(2,745,239)	1,100,412
Change in net unrealized appreciation (depreciation)	2,723,869	(7,656,934)
Net increase (decrease) in net assets resulting from operations	62,077	(5,440,708)
Distributions to shareholders from net investment income	-	(1,107,744)
Share transactions Proceeds from sales of shares	9,862,538	55,862,823
Reinvestment of distributions	-	1,051,891
Cost of shares redeemed	(5,871,933)	(88,812,783)
Net increase (decrease) in net assets resulting from share transactions	3,990,605	(31,898,069)
Redemption fees	6,600	24,082
Total increase (decrease) in net assets	4,059,282	(38,422,439)

Net Assets
Beginning of period	18,104,147	56,526,586
End of period (including undistributed net investment income of $83,449 and undistributed net investment income of $176,683, respectively)	$ 22,163,429	$ 18,104,147
Other Information Shares
Sold	359,821	1,585,085
Issued in reinvestment of distributions	-	33,077
Redeemed	(219,833)	(2,599,544)
Net increase (decrease)	139,988	(981,382)

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 M

2007

2006

2005

2004 M

Selected Per-Share Data
Net asset value, beginning of period	$ 27.62	$ 34.53	$ 30.63	$ 31.64	$ 31.64	$ 24.07
Income from Investment Operations
Net investment income (loss) E	.12	.92 H	.89 I	.61 J	.14	(.05)
Net realized and unrealized gain (loss)	.11 K	(6.46)	4.37	(1.53)	(.06)	7.59
Total from investment operations	.23	(5.54)	5.26	(.92)	.08	7.54
Distributions from net investment income	-	(1.39)	(1.37)	(.13)	(.12)	-
Redemption fees added to paid in capital E	.01	.02	.01	.04	.04	.03
Net asset value, end of period	$ 27.86	$ 27.62	$ 34.53	$ 30.63	$ 31.64	$ 31.64
Total Return B, C, D	.87%	(16.45)%	17.70%	(2.77)%	.37%	31.45%
Ratios to Average Net Assets F, L
Expenses before reductions	1.27% A	1.11%	1.25%	1.31%	1.33%	2.01%
Expenses net of fee waivers, if any	1.14%A	1.11%	1.20%	1.25%	1.32%	2.01%
Expenses net of all reductions	1.12%A	1.09%	1.19%	1.21%	1.30%	1.94%
Net investment income (loss)	.89%A	2.67%H	2.85%I	2.10%J	.45%	(.20)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,163	$ 18,104	$ 56,527	$ 28,716	$ 27,685	$ 28,818
Portfolio turnover rate G	142%A	221%	126%	207%	65%	188%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.54 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.09%. I Investment income per share reflects a special dividend which amounted to $.30 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.88%. J Investment income per share reflects a special dividend which amounted to $.42 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .64%. K The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. L Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. M For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

Paper and Forest Products Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for the Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,053,698
Unrealized depreciation	(5,236,983)
Net unrealized appreciation (depreciation)	$ (4,183,285)
Cost for federal income tax purposes	$ 30,361,305

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $16,781,654 and $12,866,071, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .29% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $178 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $5,188.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.15% of average net assets. During the period this reimbursement reduced the Fund's expenses by $11,985.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,847 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $6,990, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 19, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	13,113,976,696.73	94.453
Withheld	770,153,401.43	5.547
TOTAL	13,884,130,098.16	100.000
Dennis J. Dirks
Affirmative	13,168,641,748.82	94.847
Withheld	715,488,349.34	5.153
TOTAL	13,884,130,098.16	100.000
Edward C. Johnson 3d
Affirmative	13,067,153,008.01	94.116
Withheld	816,977,090.15	5.884
TOTAL	13,884,130,098.16	100.000
Alan J. Lacy
Affirmative	13,157,857,950.99	94.769
Withheld	726,272,147.17	5.231
TOTAL	13,884,130,098.16	100.000
Ned C. Lautenbach
Affirmative	13,143,644,424.95	94.667
Withheld	740,485,673.21	5.333
TOTAL	13,884,130,098.16	100.000
Joseph Mauriello
Affirmative	13,154,116,065.58	94.742
Withheld	730,014,032.58	5.258
TOTAL	13,884,130,098.16	100.000
Cornelia M. Small
Affirmative	13,156,092,259.88	94.756
Withheld	728,037,838.28	5.244
TOTAL	13,884,130,098.16	100.000
William S. Stavropoulos
Affirmative	13,112,639,067.26	94.443
Withheld	771,491,030.90	5.557
TOTAL	13,884,130,098.16	100.000
David M. Thomas
Affirmative	13,162,301,260.43	94.801
Withheld	721,828,837.73	5.199
TOTAL	13,884,130,098.16	100.000
Michael E. Wiley
Affirmative	13,161,946,104.44	94.798
Withheld	722,183,993.72	5.202
TOTAL	13,884,130,098.16	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	9,888,405,498.50	71.221
Against	2,171,839,353.81	15.643
Abstain	699,607,061.81	5.039
Broker Non-Votes	1,124,278,184.04	8.097
TOTAL	13,884,130,098.16	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Chemicals

Select Gold

Select Materials

Select Paper and Forest Products

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to each fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

Semiannual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance (Chemicals Portfolio and Paper and Forest Products Portfolio). The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a third-party-sponsored index (in the case of Chemicals Portfolio) or a proprietary custom index (in the case of Paper and Forest Products Portfolio) that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

For Chemicals Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

For Paper and Forest Products Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns and the cumulative total returns of a proprietary custom index ("benchmark"). The fund's proprietary custom index is an index developed and periodically revised by FMR that is a market-capitalization weighted index of securities that meet the fund's 80% name test.

Chemicals Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return compared favorably to its benchmark. The Board discussed with FMR actions that will be taken by FMR to attempt to improve the fund's below-benchmark performance. The Board will continue to closely monitor the performance of the fund in the coming year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Paper and Forest Products Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Investment Performance (Gold Portfolio and Materials Portfolio). The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a third-party-sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, as available, the cumulative total returns of the retail class and Class C of the fund, and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively.

Semiannual Report

Gold Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Gold (retail class) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's class reflect the variations in class expenses, which result in lower performance for higher expense classes.

Materials Portfolio

The Board stated that the investment performance of Materials (retail class) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's class reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Chemicals Portfolio

Gold Portfolio

Semiannual Report

Materials Portfolio

Paper and Forest Products Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each of Chemicals Portfolio's and Paper and Forest Products Portfolio's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

In its review of the total expenses of each class of Gold Portfolio and Materials Portfolio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board noted that each of Chemicals Portfolio's and Paper and Forest Products Portfolio's total expenses ranked below its competitive median for 2007. The Board noted that the total expenses of each class of Gold Portfolio and Materials Portfolio ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each of Chemicals Portfolio and Paper and Forest Products Portfolio and the total expenses of each class of Gold Portfolio and Materials Portfolio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

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Fidelity®
Select Portfolios®
Industrials Sector

Select Air Transportation Portfolio

Select Defense and Aerospace Portfolio

Select Environmental Portfolio

Select Industrial Equipment Portfolio

Select Industrials Portfolio

Select Transportation Portfolio

Semiannual Report

August 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Fund Updates*
Industrials Sector
Air Transportation	<Click Here>
Defense and Aerospace	<Click Here>
Environmental	<Click Here>
Industrial Equipment	<Click Here>
Industrials	<Click Here>
Transportation	<Click Here>
Notes to Financial Statements	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

* Fund updates for each Select Portfolio include: Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Air Transportation Portfolio
Actual	$ 1,000.00	$ 860.90	$ 4.97
HypotheticalA	$ 1,000.00	$ 1,019.86	$ 5.40
Defense and Aerospace Portfolio
Actual	$ 1,000.00	$ 934.00	$ 4.29
HypotheticalA	$ 1,000.00	$ 1,020.77	$ 4.48
Environmental Portfolio
Actual	$ 1,000.00	$ 1,019.80	$ 5.40
HypotheticalA	$ 1,000.00	$ 1,019.86	$ 5.40
Industrial Equipment Portfolio
Actual	$ 1,000.00	$ 981.60	$ 4.40
HypotheticalA	$ 1,000.00	$ 1,020.77	$ 4.48
Industrials Portfolio
Actual	$ 1,000.00	$ 1,014.70	$ 5.03
HypotheticalA	$ 1,000.00	$ 1,020.21	$ 5.04
Transportation Portfolio
Actual	$ 1,000.00	$ 1,046.90	$ 5.42
HypotheticalA	$ 1,000.00	$ 1,019.91	$ 5.35

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Annualized Expense Ratio
Air Transportation Portfolio	1.06%
Defense and Aerospace Portfolio	.88%
Environmental Portfolio	1.06%
Industrial Equipment Portfolio	.88%
Industrials Portfolio	.99%
Transportation Portfolio	1.05%

Semiannual Report

Select Air Transportation Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
United Parcel Service, Inc. Class B	7.1	9.0
Delta Air Lines, Inc.	7.0	2.9
Precision Castparts Corp.	7.0	9.2
FedEx Corp.	6.6	8.0
The Boeing Co.	5.9	5.2
Bombardier, Inc. Class B (sub. vtg.)	5.3	4.8
Southwest Airlines Co.	5.0	3.3
Continental Airlines, Inc. Class B	4.9	2.9
AMR Corp.	4.9	3.4
Spirit AeroSystems Holdings, Inc. Class A	3.8	2.8
	57.5
Top Industries (% of fund's net assets)
As of August 31, 2008
Airlines	45.6%
Aerospace & Defense	27.8%
Air Freight & Logistics	21.4%
Industrial Conglomerates	3.4%
Oil, Gas & Consumable Fuels	0.3%
All Others*	1.5%

As of February 29, 2008
Aerospace & Defense	34.3%
Airlines	31.3%
Air Freight & Logistics	26.1%
Metals & Mining	4.4%
Industrial Conglomerates	1.2%
All Others*	2.7%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Air Transportation Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
AEROSPACE & DEFENSE - 27.8%
Aerospace & Defense - 27.8%
Bombardier, Inc. Class B (sub. vtg.)	365,300	$ 2,837,916
General Dynamics Corp.	1,900	175,370
Goodrich Corp.	16,800	861,000
Lockheed Martin Corp.	1,600	186,304
Precision Castparts Corp.	36,100	3,727,686
Raytheon Co.	3,100	185,969
Rockwell Collins, Inc.	32,200	1,693,398
Spirit AeroSystems Holdings, Inc. Class A (a)	88,300	2,013,240
The Boeing Co.	47,700	3,127,212
		14,808,095
AIR FREIGHT & LOGISTICS - 21.4%
Air Freight & Logistics - 21.4%
Atlas Air Worldwide Holdings, Inc. (a)	6,800	392,632
Expeditors International of Washington, Inc.	39,200	1,414,728
FedEx Corp. (d)	42,050	3,482,581
Forward Air Corp.	23,700	836,373
United Parcel Service, Inc. Class B	59,200	3,795,905
UTI Worldwide, Inc.	72,600	1,459,260
		11,381,479
AIRLINES - 45.5%
Airlines - 45.5%
ACE Aviation Holdings, Inc. Class A	57,300	594,610
AirTran Holdings, Inc. (a)	172,300	413,520
Alaska Air Group, Inc. (a)	45,600	958,056
Allegiant Travel Co. (a)	8,300	257,383
AMR Corp. (a)(d)	250,300	2,585,599
Continental Airlines, Inc. Class B (a)(d)	159,500	2,591,875
Delta Air Lines, Inc. (a)	459,840	3,738,499
ExpressJet Holdings, Inc. Class A (a)	200	40
Frontier Airlines Holdings, Inc. (a)	5	1
Hawaiian Holdings, Inc. (a)	52,400	473,172
JetBlue Airways Corp. (a)(d)	315,900	1,917,513
Northwest Airlines Corp. (a)	190,200	1,860,156
Pinnacle Airlines Corp. (a)(d)	36,300	172,788
Republic Airways Holdings, Inc. (a)	23,700	204,768
Ryanair Holdings PLC sponsored ADR (a)(d)	53,800	1,224,488
SkyWest, Inc.	42,500	726,325
Southwest Airlines Co.	174,500	2,657,635
UAL Corp.	96,900	1,076,559
US Airways Group, Inc. (a)	132,466	1,124,636
WestJet Airlines Ltd. (a)	114,650	1,626,984
		24,204,607

	Shares	Value
INDUSTRIAL CONGLOMERATES - 3.4%
Industrial Conglomerates - 3.4%
Textron, Inc.	44,400	$ 1,824,840
OIL, GAS & CONSUMABLE FUELS - 0.3%
Oil & Gas Refining & Marketing - 0.3%
Valero Energy Corp.	3,500	121,660
Oil & Gas Storage & Transport - 0.0%
Ship Finance International Ltd. (NY Shares)	18	501
TOTAL OIL, GAS & CONSUMABLE FUELS		122,161
TOTAL COMMON STOCKS (Cost $58,033,602)		52,341,182
Nonconvertible Bonds - 0.1%
Principal Amount
AIRLINES - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $104,974)	$ 3,500,000	43,750
Money Market Funds - 17.0%
	Shares
Fidelity Cash Central Fund, 2.31% (b)	1,107,003	1,107,003
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	7,956,825	7,956,825
TOTAL MONEY MARKET FUNDS (Cost $9,063,828)		9,063,828
TOTAL INVESTMENT PORTFOLIO - 115.5% (Cost $67,202,404)	61,448,760
NET OTHER ASSETS - (15.5)%	(8,238,383)
NET ASSETS - 100%	$ 53,210,377
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,126
Fidelity Securities Lending Cash Central Fund	19,842
Total	$ 35,968
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	61,448,760	61,405,010	43,750	-
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.6%
Canada	9.4%
British Virgin Islands	2.7%
Ireland	2.3%
Others (individually less than 1%)	0.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Air Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,730,744) - See accompanying schedule: Unaffiliated issuers (cost $58,138,576)	$ 52,384,932
Fidelity Central Funds (cost $9,063,828)	9,063,828
Total Investments (cost $67,202,404)		$ 61,448,760
Receivable for fund shares sold		59,051
Dividends receivable		57,248
Distributions receivable from Fidelity Central Funds		9,061
Prepaid expenses		61
Other receivables		442
Total assets		61,574,623

Liabilities
Payable for investments purchased	$ 32,416
Payable for fund shares redeemed	323,509
Accrued management fee	22,238
Other affiliated payables	10,650
Other payables and accrued expenses	18,608
Collateral on securities loaned, at value	7,956,825
Total liabilities		8,364,246

Net Assets		$ 53,210,377
Net Assets consist of:
Paid in capital		$ 56,561,242
Accumulated net investment loss		(20,669)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,423,448
Net unrealized appreciation (depreciation) on investments		(5,753,644)
Net Assets, for 1,801,405 shares outstanding		$ 53,210,377
Net Asset Value, offering price and redemption price per share ($53,210,377 ÷ 1,801,405 shares)		$ 29.54

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 161,406
Interest		1,166
Income from Fidelity Central Funds (including $19,842 from security lending)		35,968
Total income		198,540

Expenses
Management fee	$ 116,237
Transfer agent fees	59,936
Accounting and security lending fees	8,676
Custodian fees and expenses	2,940
Independent trustees' compensation	92
Registration fees	11,896
Audit	16,089
Legal	127
Miscellaneous	5,454
Total expenses before reductions	221,447
Expense reductions	(2,242)	219,205
Net investment income (loss)		(20,665)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,655,622
Foreign currency transactions	(1,531)
Total net realized gain (loss)		2,654,091
Change in net unrealized appreciation (depreciation) on investment securities		(8,750,146)
Net gain (loss)		(6,096,055)
Net increase (decrease) in net assets resulting from operations		$ (6,116,720)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (20,665)	$ (59,083)
Net realized gain (loss)	2,654,091	12,472,733
Change in net unrealized appreciation (depreciation)	(8,750,146)	(21,762,283)
Net increase (decrease) in net assets resulting from operations	(6,116,720)	(9,348,633)
Distributions to shareholders from net realized gain	(3,673,839)	(8,187,067)
Share transactions Proceeds from sales of shares	28,183,694	32,946,702
Reinvestment of distributions	3,509,136	7,857,086
Cost of shares redeemed	(15,645,428)	(123,642,326)
Net increase (decrease) in net assets resulting from share transactions	16,047,402	(82,838,538)
Redemption fees	10,727	15,284
Total increase (decrease) in net assets	6,267,570	(100,358,954)

Net Assets
Beginning of period	46,942,807	147,301,761
End of period (including accumulated net investment loss of $20,669 and accumulated net investment loss of $4, respectively)	$ 53,210,377	$ 46,942,807
Other Information Shares
Sold	953,375	667,471
Issued in reinvestment of distributions	108,007	172,279
Redeemed	(512,702)	(2,490,225)
Net increase (decrease)	548,680	(1,650,475)

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007

2006

2005

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 37.47	$ 50.74	$ 43.14	$ 33.46	$ 30.04	$ 19.58
Income from Investment Operations
Net investment income (loss) E	(.02)	(.04) H	(.06)	(.04)	.07	(.13)
Net realized and unrealized gain (loss)	(4.93)	(7.61)	8.48	10.44	3.73	10.55
Total from investment operations	(4.95)	(7.65)	8.42	10.40	3.80	10.42
Distributions from net investment income	-	-	-	(.01)	(.06)	-
Distributions from net realized gain	(2.99)	(5.63)	(.86)	(.75)	(.36)	-
Total distributions	(2.99)	(5.63)	(.86)	(.76)	(.42)	-
Redemption fees added to paid in capital E	.01	.01	.04	.04	.04	.04
Net asset value, end of period	$ 29.54	$ 37.47	$ 50.74	$ 43.14	$ 33.46	$ 30.04
Total Return B, C, D	(13.91)%	(16.72)%	19.81%	31.40%	12.92%	53.42%
Ratios to Average Net Assets F, I
Expenses before reductions	1.06% A	1.01%	1.00%	1.16%	1.23%	1.49%
Expenses net of fee waivers, if any	1.06% A	1.01%	1.00%	1.16%	1.23%	1.49%
Expenses net of all reductions	1.05% A	1.01%	.99%	1.11%	1.21%	1.42%
Net investment income (loss)	(.10)% A	(.08)% H	(.12)%	(.11)%	.22%	(.47)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,210	$ 46,943	$ 147,302	$ 117,641	$ 35,292	$ 34,724
Portfolio turnover rate G	39% A	47%	165%	93%	71%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.10 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Defense & Aerospace Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
United Technologies Corp.	15.0	0.0
The Boeing Co.	12.6	12.7
Lockheed Martin Corp.	12.1	11.4
Honeywell International, Inc.	9.1	8.9
Northrop Grumman Corp.	4.8	4.9
General Dynamics Corp.	4.8	9.2
L-3 Communications Holdings, Inc.	4.8	4.1
Raytheon Co.	4.8	4.9
Precision Castparts Corp.	4.6	8.0
Rockwell Collins, Inc.	4.5	4.0
	77.1
Top Industries (% of fund's net assets)
As of August 31, 2008
Aerospace & Defense	91.2%
Communications Equipment	1.6%
Airlines	1.1%
Industrial Conglomerates	0.7%
Metals & Mining	0.7%
All Others*	4.7%

As of February 29, 2008
Aerospace & Defense	83.6%
Metals & Mining	4.2%
Communications Equipment	2.3%
Electrical Equipment	2.3%
It Services	1.4%
All Others*	6.2%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Defense & Aerospace Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
AEROSPACE & DEFENSE - 91.2%
Aerospace & Defense - 91.2%
AAR Corp. (a)	127,000	$ 2,015,490
AeroVironment, Inc. (a)	10,000	334,600
Alliant Techsystems, Inc. (a)	140,500	14,784,815
BE Aerospace, Inc. (a)	510,900	12,236,055
Curtiss-Wright Corp.	217,100	11,695,177
DRS Technologies, Inc.	167,300	13,320,426
DynCorp International, Inc. Class A (a)	165,700	2,616,403
Esterline Technologies Corp. (a)	101,000	5,705,490
GenCorp, Inc. (non-vtg.) (a)	184,700	1,442,507
General Dynamics Corp.	492,430	45,451,289
Goodrich Corp.	370,250	18,975,313
Hexcel Corp. (a)	262,600	5,456,828
Honeywell International, Inc.	1,725,600	86,573,352
L-3 Communications Holdings, Inc.	435,900	45,307,446
Lockheed Martin Corp.	982,400	114,390,656
Moog, Inc. Class A (a)	239,400	11,347,560
Northrop Grumman Corp.	665,000	45,785,250
Orbital Sciences Corp. (a)	209,092	5,528,392
Precision Castparts Corp.	423,100	43,689,306
Raytheon Co.	751,852	45,103,601
Rockwell Collins, Inc.	803,800	42,271,842
Spirit AeroSystems Holdings, Inc. Class A (a)	702,900	16,026,120
The Boeing Co.	1,819,966	119,316,971
TransDigm Group, Inc. (a)	180,900	6,794,604
Triumph Group, Inc.	101,000	5,528,740
United Technologies Corp.	2,161,500	141,772,785
		863,471,018
AIRLINES - 1.1%
Airlines - 1.1%
AMR Corp. (a)	423,800	4,377,854
Northwest Airlines Corp. (a)	318,300	3,112,974
UAL Corp.	90,900	1,009,899
US Airways Group, Inc. (a)	166,600	1,414,434
		9,915,161
COMMUNICATIONS EQUIPMENT - 1.6%
Communications Equipment - 1.6%
Harris Corp.	284,900	14,917,364
INDUSTRIAL CONGLOMERATES - 0.7%
Industrial Conglomerates - 0.7%
Textron, Inc.	168,900	6,941,790
IT SERVICES - 0.1%
IT Consulting & Other Services - 0.1%
CACI International, Inc. Class A (a)	19,500	987,675

	Shares	Value
MACHINERY - 0.7%
Construction & Farm Machinery & Heavy Trucks - 0.7%
Force Protection, Inc. (a)(d)	994,553	$ 3,958,321
Navistar International Corp. (a)	45,200	2,508,600
		6,466,921
METALS & MINING - 0.7%
Diversified Metals & Mining - 0.2%
RTI International Metals, Inc. (a)(d)	72,200	2,441,082
Steel - 0.5%
Allegheny Technologies, Inc.	43,200	2,116,800
Carpenter Technology Corp.	58,000	2,250,980
		4,367,780
TOTAL METALS & MINING		6,808,862
OIL, GAS & CONSUMABLE FUELS - 0.3%
Oil & Gas Refining & Marketing - 0.3%
Tesoro Corp.	131,100	2,431,905
TOTAL COMMON STOCKS (Cost $859,800,289)		911,940,696
Money Market Funds - 0.6%

Fidelity Cash Central Fund, 2.31% (b)	3,888,705	3,888,705
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	2,078,500	2,078,500
TOTAL MONEY MARKET FUNDS (Cost $5,967,205)		5,967,205
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $865,767,494)	917,907,901
NET OTHER ASSETS - 3.0%	28,694,282
NET ASSETS - 100%	$ 946,602,183
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 49,299
Fidelity Securities Lending Cash Central Fund	138,206
Total	$ 187,505
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	917,907,901	917,907,901	-	-

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Defense and Aerospace Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,927,570) - See accompanying schedule: Unaffiliated issuers (cost $859,800,289)	$ 911,940,696
Fidelity Central Funds (cost $5,967,205)	5,967,205
Total Investments (cost $865,767,494)		$ 917,907,901
Receivable for investments sold		28,884,723
Receivable for fund shares sold		498,207
Dividends receivable		3,059,118
Distributions receivable from Fidelity Central Funds		23,156
Prepaid expenses		1,311
Other receivables		2
Total assets		950,374,418

Liabilities
Payable for fund shares redeemed	$ 963,006
Accrued management fee	436,227
Transfer agent fee payable	208,034
Other affiliated payables	26,266
Other payables and accrued expenses	60,202
Collateral on securities loaned, at value	2,078,500
Total liabilities		3,772,235

Net Assets		$ 946,602,183
Net Assets consist of:
Paid in capital		$ 907,321,817
Undistributed net investment income		3,535,943
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(16,395,984)
Net unrealized appreciation (depreciation) on investments		52,140,407
Net Assets, for 13,509,250 shares outstanding		$ 946,602,183
Net Asset Value, offering price and redemption price per share ($946,602,183 ÷ 13,509,250 shares)		$ 70.07

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 8,016,139
Interest		6,845
Income from Fidelity Central Funds (including $138,206 from security lending)		187,505
Total income		8,210,489

Expenses
Management fee	$ 2,980,291
Transfer agent fees	1,349,091
Accounting and security lending fees	178,503
Custodian fees and expenses	16,812
Independent trustees' compensation	2,439
Registration fees	38,627
Audit	17,582
Legal	2,950
Interest	4,393
Miscellaneous	91,722
Total expenses before reductions	4,682,410
Expense reductions	(4,419)	4,677,991
Net investment income (loss)		3,532,498
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(14,958,631)
Foreign currency transactions	(1,976)
Total net realized gain (loss)		(14,960,607)
Change in net unrealized appreciation (depreciation) on investment securities		(67,762,877)
Net gain (loss)		(82,723,484)
Net increase (decrease) in net assets resulting from operations		$ (79,190,986)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,532,498	$ 3,629,409
Net realized gain (loss)	(14,960,607)	132,547,419
Change in net unrealized appreciation (depreciation)	(67,762,877)	(110,925,120)
Net increase (decrease) in net assets resulting from operations	(79,190,986)	25,251,708
Distributions to shareholders from net investment income	(1,603,534)	(2,154,171)
Distributions to shareholders from net realized gain	(69,243,502)	(106,507,666)
Total distributions	(70,847,036)	(108,661,837)
Share transactions Proceeds from sales of shares	80,669,257	568,779,773
Reinvestment of distributions	67,519,017	103,468,716
Cost of shares redeemed	(259,427,844)	(584,357,467)
Net increase (decrease) in net assets resulting from share transactions	(111,239,570)	87,891,022
Redemption fees	13,061	91,811
Total increase (decrease) in net assets	(261,264,531)	4,572,704

Net Assets
Beginning of period	1,207,866,714	1,203,294,010
End of period (including undistributed net investment income of $3,535,943 and undistributed net investment income of $1,909,243, respectively)	$ 946,602,183	$ 1,207,866,714
Other Information Shares
Sold	1,084,845	6,374,164
Issued in reinvestment of distributions	909,348	1,205,425
Redeemed	(3,596,309)	(6,714,951)
Net increase (decrease)	(1,602,116)	864,638

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 I

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 79.93	$ 84.46	$ 78.91	$ 67.18	$ 55.07	$ 36.30
Income from Investment Operations
Net investment income (loss) E	.24	.24	.08	.13	.25	(.09)
Net realized and unrealized gain (loss)	(5.24)	2.46	12.07	15.04	12.28	18.85
Total from investment operations	(5.00)	2.70	12.15	15.17	12.53	18.76
Distributions from net investment income	(.11)	(.14)	(.05)	(.11)	(.19)	-
Distributions from net realized gain	(4.75)	(7.10)	(6.56)	(3.34)	(.25)	-
Total distributions	(4.86)	(7.24)	(6.61)	(3.45)	(.44)	-
Redemption fees added to paid in capital E	- J	.01	.01	.01	.02	.01
Net asset value, end of period	$ 70.07	$ 79.93	$ 84.46	$ 78.91	$ 67.18	$ 55.07
Total Return B, C, D	(6.60)%	2.80%	15.90%	23.02%	22.82%	51.71%
Ratios to Average Net Assets F, H
Expenses before reductions	.88% A	.87%	.92%	.97%	1.02%	1.28%
Expenses net of fee waivers, if any	.88% A	.87%	.92%	.97%	1.02%	1.28%
Expenses net of all reductions	.87% A	.87%	.92%	.95%	1.00%	1.24%
Net investment income (loss)	.66% A	.27%	.10%	.19%	.41%	(.19)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 946,602	$ 1,207,867	$ 1,203,294	$ 902,049	$ 583,116	$ 321,915
Portfolio turnover rate G	80% A	57%	82%	50%	38%	47%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Environmental Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Ecolab, Inc.	11.0	8.3
Waste Management, Inc.	9.8	11.1
Republic Services, Inc.	9.5	9.5
Veolia Environnement sponsored ADR	7.2	8.1
Donaldson Co., Inc.	5.3	3.9
Allied Waste Industries, Inc.	5.2	6.1
Waste Connections, Inc.	4.7	3.9
Stericycle, Inc.	4.5	4.5
Covanta Holding Corp.	4.4	4.8
Ormat Technologies, Inc.	3.4	1.1
	65.0
Top Industries (% of fund's net assets)
As of August 31, 2008
Commercial Services & Supplies	45.2%
Chemicals	16.2%
Machinery	15.7%
Multi-utilities	7.2%
Electrical Equipment	4.6%
All Others*	11.1%

As of February 29, 2008
Commercial Services & Supplies	43.9%
Chemicals	15.5%
Machinery	11.0%
Multi-utilities	8.1%
Food & Staples Retailing	5.0%
All Others*	16.5%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Environmental Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CHEMICALS - 16.2%
Commodity Chemicals - 2.2%
Calgon Carbon Corp. (a)	61,200	$ 1,305,396
Fertilizers & Agricultural Chemicals - 0.6%
Monsanto Co.	2,900	331,325
Specialty Chemicals - 13.4%
Ecolab, Inc.	143,500	6,563,689
Nalco Holding Co.	63,600	1,454,532
		8,018,221
TOTAL CHEMICALS		9,654,942
COMMERCIAL SERVICES & SUPPLIES - 45.2%
Environmental & Facility Services - 45.2%
Allied Waste Industries, Inc. (a)	229,900	3,089,856
Bennett Environmental, Inc. (a)	45,100	9,768
Casella Waste Systems, Inc. Class A (a)	29,300	389,983
Clean Harbors, Inc. (a)	24,800	2,012,272
Covanta Holding Corp. (a)(d)	94,300	2,623,426
Republic Services, Inc.	172,850	5,681,580
Stericycle, Inc. (a)	45,860	2,719,498
Tetra Tech, Inc. (a)	61,200	1,749,096
TRC Companies, Inc. (a)	8,700	30,711
Waste Connections, Inc. (a)(d)	77,450	2,812,210
Waste Management, Inc.	166,293	5,850,188
Waste Services, Inc. (a)	1,000	8,340
		26,976,928
ELECTRICAL EQUIPMENT - 4.6%
Electrical Components & Equipment - 2.8%
FuelCell Energy, Inc. (a)(d)	55,500	385,170
Hydrogenics Corp. (a)	3,300	4,224
JA Solar Holdings Co. Ltd. ADR (a)	17,700	315,591
Plug Power, Inc. (a)(d)	67,700	183,467
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	16,500	788,865
		1,677,317
Heavy Electrical Equipment - 1.8%
Capstone Turbine Corp. (a)(d)	153,100	416,432
Vestas Wind Systems AS (a)	4,600	626,146
		1,042,578
TOTAL ELECTRICAL EQUIPMENT		2,719,895
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.7%
Electronic Equipment & Instruments - 2.7%
Itron, Inc. (a)(d)	15,700	1,626,206
ENERGY EQUIPMENT & SERVICES - 0.8%
Oil & Gas Equipment & Services - 0.8%
Newpark Resources, Inc. (a)	58,600	502,788

	Shares	Value
FOOD & STAPLES RETAILING - 2.1%
Food Distributors - 0.4%
United Natural Foods, Inc. (a)	13,300	$ 255,626
Food Retail - 1.7%
Whole Foods Market, Inc. (d)	55,600	1,018,036
TOTAL FOOD & STAPLES RETAILING		1,273,662
FOOD PRODUCTS - 0.8%
Packaged Foods & Meats - 0.8%
Hain Celestial Group, Inc. (a)	7,400	192,326
SunOpta, Inc. (a)	47,000	313,020
		505,346
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 3.4%
Independent Power Producers & Energy Traders - 3.4%
Ormat Technologies, Inc. (d)	40,900	2,050,726
MACHINERY - 15.7%
Construction & Farm Machinery & Heavy Trucks - 2.4%
Lindsay Corp. (d)	17,400	1,425,234
Industrial Machinery - 13.3%
CLARCOR, Inc.	48,800	1,948,584
Donaldson Co., Inc.	71,700	3,148,347
Kadant, Inc. (a)	35,100	823,095
Pall Corp.	49,600	2,014,256
		7,934,282
TOTAL MACHINERY		9,359,516
MULTI-UTILITIES - 7.2%
Multi-Utilities - 7.2%
Veolia Environnement sponsored ADR (d)	79,900	4,302,615
TOTAL COMMON STOCKS (Cost $57,221,400)		58,972,624
Money Market Funds - 22.1%

Fidelity Cash Central Fund, 2.31% (b)	3,536,641	3,536,641
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	9,662,700	9,662,700
TOTAL MONEY MARKET FUNDS (Cost $13,199,341)		13,199,341
TOTAL INVESTMENT PORTFOLIO - 120.8% (Cost $70,420,741)	72,171,965
NET OTHER ASSETS - (20.8)%	(12,417,454)
NET ASSETS - 100%	$ 59,754,511
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,594
Fidelity Securities Lending Cash Central Fund	50,035
Total	$ 72,629
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	72,171,965	72,171,965	-	-
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.4%
France	7.2%
Cayman Islands	1.8%
Denmark	1.1%
Others (individually less than 1%)	0.5%
100.0%
Income Tax Information
At February 29, 2008, the fund had a capital loss carryforward of approximately $657,634 all of which will expire on February 28, 2015.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Environmental Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,325,669) - See accompanying schedule: Unaffiliated issuers (cost $57,221,400)	$ 58,972,624
Fidelity Central Funds (cost $13,199,341)	13,199,341
Total Investments (cost $70,420,741)		$ 72,171,965
Receivable for investments sold		668,831
Receivable for fund shares sold		213,003
Dividends receivable		50,658
Distributions receivable from Fidelity Central Funds		15,558
Prepaid expenses		32
Total assets		73,120,047

Liabilities
Payable for investments purchased	$ 3,466,791
Payable for fund shares redeemed	178,694
Accrued management fee	26,217
Other affiliated payables	13,343
Other payables and accrued expenses	17,791
Collateral on securities loaned, at value	9,662,700
Total liabilities		13,365,536

Net Assets		$ 59,754,511
Net Assets consist of:
Paid in capital		$ 60,443,317
Undistributed net investment income		163,032
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,603,069)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,751,231
Net Assets, for 3,308,841 shares outstanding		$ 59,754,511
Net Asset Value, offering price and redemption price per share ($59,754,511 ÷ 3,308,841 shares)		$ 18.06

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 346,201
Interest		496
Income from Fidelity Central Funds (including $50,035 from security lending)		72,629
Total income		419,326

Expenses
Management fee	$ 134,836
Transfer agent fees	70,305
Accounting and security lending fees	10,314
Custodian fees and expenses	3,166
Independent trustees' compensation	76
Registration fees	16,085
Audit	16,096
Legal	149
Miscellaneous	5,105
Total expenses before reductions	256,132
Expense reductions	(67)	256,065
Net investment income (loss)		163,261
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,669,539)
Foreign currency transactions	2,876
Total net realized gain (loss)		(1,666,663)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,208,520
Assets and liabilities in foreign currencies	7
Total change in net unrealized appreciation (depreciation)		2,208,527
Net gain (loss)		541,864
Net increase (decrease) in net assets resulting from operations		$ 705,125

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 163,261	$ 87,425
Net realized gain (loss)	(1,666,663)	3,330,388
Change in net unrealized appreciation (depreciation)	2,208,527	(2,298,812)
Net increase (decrease) in net assets resulting from operations	705,125	1,119,001
Distributions to shareholders from net investment income	-	(134,764)
Share transactions Proceeds from sales of shares	38,170,733	28,716,456
Reinvestment of distributions	-	128,530
Cost of shares redeemed	(17,633,383)	(37,701,054)
Net increase (decrease) in net assets resulting from share transactions	20,537,350	(8,856,068)
Redemption fees	2,525	4,778
Total increase (decrease) in net assets	21,245,000	(7,867,053)

Net Assets
Beginning of period	38,509,511	46,376,564
End of period (including undistributed net investment income of $163,032 and accumulated net investment loss of $229, respectively)	$ 59,754,511	$ 38,509,511
Other Information Shares
Sold	2,125,718	1,562,983
Issued in reinvestment of distributions	-	6,588
Redeemed	(991,680)	(2,089,625)
Net increase (decrease)	1,134,038	(520,054)

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 I

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 17.71	$ 17.21	$ 17.35	$ 13.80	$ 13.29	$ 9.71
Income from Investment Operations
Net investment income (loss) E	.06	.04	(.02)	(.02)	(.14)	(.25)
Net realized and unrealized gain (loss)	.29	.53	(.14)	3.55	.64	3.83
Total from investment operations	.35	.57	(.16)	3.53	.50	3.58
Distributions from net investment income	-	(.07)	-	-	-	-
Redemption fees added to paid in capital E	- J	- J	.02	.02	.01	- J
Net asset value, end of period	$ 18.06	$ 17.71	$ 17.21	$ 17.35	$ 13.80	$ 13.29
Total Return B, C, D	1.98%	3.27%	(.81)%	25.72%	3.84%	36.87%
Ratios to Average Net Assets F, H
Expenses before reductions	1.06% A	1.08%	1.11%	1.40%	1.87%	2.57%
Expenses net of fee waivers, if any	1.06% A	1.08%	1.11%	1.25%	1.83%	2.50%
Expenses net of all reductions	1.06% A	1.07%	1.09%	1.16%	1.74%	2.50%
Net investment income (loss)	.67% A	.22%	(.12)%	(.14)%	(1.06)%	(2.12)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 59,755	$ 38,510	$ 46,377	$ 55,397	$ 12,005	$ 12,269
Portfolio turnover rate G	63% A	76%	224%	166%	220%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Industrial Equipment Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	10.5	16.0
United Technologies Corp.	6.7	8.4
Honeywell International, Inc.	6.4	6.2
Caterpillar, Inc.	5.0	0.0
Lockheed Martin Corp.	4.8	4.1
Danaher Corp.	3.7	2.5
Deere & Co.	3.3	0.0
Raytheon Co.	3.3	3.6
Cummins, Inc.	3.3	2.3
Illinois Tool Works, Inc.	3.2	3.7
	50.2
Top Industries (% of fund's net assets)
As of August 31, 2008
Machinery	37.5%
Aerospace & Defense	24.9%
Industrial Conglomerates	15.9%
Electrical Equipment	11.8%
Auto Components	3.9%
All Others*	6.0%

As of February 29, 2008
Aerospace & Defense	28.9%
Machinery	28.7%
Industrial Conglomerates	20.6%
Electrical Equipment	7.5%
Construction & Engineering	3.4%
All Others*	10.9%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Industrial Equipment Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
AEROSPACE & DEFENSE - 24.9%
Aerospace & Defense - 24.9%
Honeywell International, Inc.	155,400	$ 7,796,418
Lockheed Martin Corp.	50,600	5,891,864
Precision Castparts Corp.	26,400	2,726,064
Raytheon Co.	66,300	3,977,337
Rockwell Collins, Inc.	26,900	1,414,671
Stanley, Inc. (a)	10,600	361,036
United Technologies Corp.	124,900	8,192,191
		30,359,581
AUTO COMPONENTS - 3.9%
Auto Parts & Equipment - 3.9%
Gentex Corp.	76,300	1,215,459
Johnson Controls, Inc.	114,000	3,524,880
Tenneco, Inc. (a)	600	8,766
		4,749,105
BUILDING PRODUCTS - 2.3%
Building Products - 2.3%
Masco Corp.	146,700	2,796,102
CONSTRUCTION & ENGINEERING - 1.5%
Construction & Engineering - 1.5%
Fluor Corp.	22,804	1,827,285
ELECTRICAL EQUIPMENT - 11.8%
Electrical Components & Equipment - 8.5%
AMETEK, Inc.	54,350	2,638,149
Cooper Industries Ltd. Class A	31,400	1,495,896
First Solar, Inc. (a)	6,000	1,659,900
Roper Industries, Inc. (d)	34,300	2,026,444
Saft Groupe SA	38,000	1,658,387
Sunpower Corp. Class A (a)	9,700	946,235
		10,425,011
Heavy Electrical Equipment - 3.3%
ABB Ltd. sponsored ADR	30,500	749,385
Alstom SA	11,900	1,215,685
Vestas Wind Systems AS (a)	15,100	2,055,392
		4,020,462
TOTAL ELECTRICAL EQUIPMENT		14,445,473
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.8%
Electronic Equipment & Instruments - 1.8%
Itron, Inc. (a)(d)	15,300	1,584,774
Rotork PLC	30,675	614,364
		2,199,138
INDUSTRIAL CONGLOMERATES - 15.9%
Industrial Conglomerates - 15.9%
General Electric Co. (d)	457,850	12,865,585

	Shares	Value
Siemens AG sponsored ADR	27,500	$ 2,992,000
Tyco International Ltd.	83,600	3,584,768
		19,442,353
MACHINERY - 37.5%
Construction & Farm Machinery & Heavy Trucks - 14.3%
Bucyrus International, Inc. Class A	28,800	2,011,680
Caterpillar, Inc.	86,800	6,139,364
Cummins, Inc.	60,700	3,955,212
Deere & Co.	57,600	4,064,832
Navistar International Corp. (a)	20,400	1,132,200
Oshkosh Co.	9,500	146,490
		17,449,778
Industrial Machinery - 23.2%
Colfax Corp.	67,700	1,664,743
Danaher Corp.	55,900	4,559,763
Donaldson Co., Inc.	23,200	1,018,712
Eaton Corp.	39,600	2,897,928
Flowserve Corp.	21,602	2,854,056
Gardner Denver, Inc. (a)	18,600	839,604
Illinois Tool Works, Inc.	77,800	3,859,658
Ingersoll-Rand Co. Ltd. Class A	74,800	2,762,364
SPX Corp.	18,000	2,146,500
Sulzer AG (Reg.)	19,943	2,462,993
The Weir Group PLC	109,200	1,839,811
Valmont Industries, Inc.	13,500	1,440,990
		28,347,122
TOTAL MACHINERY		45,796,900
TOTAL COMMON STOCKS (Cost $117,703,734)		121,615,937
Money Market Funds - 8.3%

Fidelity Cash Central Fund, 2.31% (b)	733,995	733,995
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	9,369,600	9,369,600
TOTAL MONEY MARKET FUNDS (Cost $10,103,595)		10,103,595
TOTAL INVESTMENT PORTFOLIO - 107.9% (Cost $127,807,329)		131,719,532
NET OTHER ASSETS - (7.9)%		(9,655,886)
NET ASSETS - 100%		$ 122,063,646
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 41,280
Fidelity Securities Lending Cash Central Fund	25,353
Total	$ 66,633
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	131,719,532	131,719,532	-	-
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	82.5%
Bermuda	6.4%
Switzerland	2.6%
Germany	2.5%
France	2.3%
United Kingdom	2.0%
Denmark	1.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Industrial Equipment Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,953,830) - See accompanying schedule: Unaffiliated issuers (cost $117,703,734)	$ 121,615,937
Fidelity Central Funds (cost $10,103,595)	10,103,595
Total Investments (cost $127,807,329)		$ 131,719,532
Cash		17,917
Receivable for fund shares sold		124,028
Dividends receivable		165,199
Distributions receivable from Fidelity Central Funds		6,213
Prepaid expenses		164
Other receivables		763
Total assets		132,033,816

Liabilities
Payable for fund shares redeemed	$ 489,222
Accrued management fee	56,271
Other affiliated payables	26,981
Other payables and accrued expenses	28,096
Collateral on securities loaned, at value	9,369,600
Total liabilities		9,970,170

Net Assets		$ 122,063,646
Net Assets consist of:
Paid in capital		$ 122,549,558
Undistributed net investment income		523,502
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,920,800)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,911,386
Net Assets, for 3,899,651 shares outstanding		$ 122,063,646
Net Asset Value, offering price and redemption price per share ($122,063,646 ÷ 3,899,651 shares)		$ 31.30

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 1,156,277
Interest		1,275
Income from Fidelity Central Funds (including $25,353 from security lending)		66,633
Total income		1,224,185

Expenses
Management fee	$ 440,638
Transfer agent fees	162,023
Accounting and security lending fees	32,231
Custodian fees and expenses	12,135
Independent trustees' compensation	362
Registration fees	20,181
Audit	18,220
Legal	410
Miscellaneous	7,291
Total expenses before reductions	693,491
Expense reductions	(3,370)	690,121
Net investment income (loss)		534,064
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,191,570)
Foreign currency transactions	(1,541)
Total net realized gain (loss)		(4,193,111)
Change in net unrealized appreciation (depreciation) on: Investment securities	(34,969)
Assets and liabilities in foreign currencies	(1,510)
Total change in net unrealized appreciation (depreciation)		(36,479)
Net gain (loss)		(4,229,590)
Net increase (decrease) in net assets resulting from operations		$ (3,695,526)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 534,064	$ 1,184,586
Net realized gain (loss)	(4,193,111)	11,476,212
Change in net unrealized appreciation (depreciation)	(36,479)	(12,352,523)
Net increase (decrease) in net assets resulting from operations	(3,695,526)	308,275
Distributions to shareholders from net investment income	(322,167)	(873,074)
Distributions to shareholders from net realized gain	(2,684,730)	(8,279,648)
Total distributions	(3,006,897)	(9,152,722)
Share transactions Proceeds from sales of shares	36,335,292	180,107,533
Reinvestment of distributions	2,910,433	8,917,566
Cost of shares redeemed	(79,528,759)	(93,677,794)
Net increase (decrease) in net assets resulting from share transactions	(40,283,034)	95,347,305
Redemption fees	3,910	14,587
Total increase (decrease) in net assets	(46,981,547)	86,517,445

Net Assets
Beginning of period	169,045,193	82,527,748
End of period (including undistributed net investment income of $523,502 and undistributed net investment income of $554,537, respectively)	$ 122,063,646	$ 169,045,193
Other Information Shares
Sold	1,113,519	5,037,479
Issued in reinvestment of distributions	91,581	255,260
Redeemed	(2,515,058)	(2,703,266)
Net increase (decrease)	(1,309,958)	2,589,473

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007

2006

2005

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 32.45	$ 31.50	$ 29.15	$ 26.85	$ 24.60	$ 16.00
Income from Investment Operations
Net investment income (loss) E	.11	.28	.18	.07	(.04)	(.02)
Net realized and unrealized gain (loss)	(.70)	2.73 H	2.59	4.02	3.26	8.59
Total from investment operations	(.59)	3.01	2.77	4.09	3.22	8.57
Distributions from net investment income	(.06)	(.23)	(.10)	(.02)	-	-
Distributions from net realized gain	(.50)	(1.83)	(.33)	(1.78)	(.98)	-
Total distributions	(.56)	(2.06)	(.43)	(1.80)	(.98)	-
Redemption fees added to paid in capital E	- K	- K	.01	.01	.01	.03
Net asset value, end of period	$ 31.30	$ 32.45	$ 31.50	$ 29.15	$ 26.85	$ 24.60
Total Return B, C, D	(1.84)%	9.25%	9.59%	16.17%	13.37%	53.75%
Ratios to Average Net Assets F, I
Expenses before reductions	.88% A	.88%	.99%	1.03%	1.07%	1.37%
Expenses net of fee waivers, if any	.88% A	.88%	.99%	1.03%	1.07%	1.37%
Expenses net of all reductions	.87% A	.88%	.98%	1.02%	1.06%	1.33%
Net investment income (loss)	.68% A	.80%	.60%	.27%	(.17)%	(.08)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 122,064	$ 169,045	$ 82,528	$ 74,770	$ 46,305	$ 66,383
Portfolio turnover rate G	132% A	92%	104%	40%	51%	95%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Industrials Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	5.2	8.3
United Technologies Corp.	5.1	5.4
United Parcel Service, Inc. Class B	4.7	0.0
Honeywell International, Inc.	4.3	4.7
Lockheed Martin Corp.	4.0	3.7
Union Pacific Corp.	3.9	1.2
Cummins, Inc.	3.3	1.5
Caterpillar, Inc.	3.3	1.3
Danaher Corp.	3.2	2.7
Norfolk Southern Corp.	3.1	1.6
	40.1
Top Industries (% of fund's net assets)
As of August 31, 2008
Machinery	23.3%
Aerospace & Defense	17.2%
Electrical Equipment	10.8%
Industrial Conglomerates	10.4%
Road & Rail	9.3%
All Others*	29.0%

As of February 29, 2008
Machinery	21.7%
Aerospace & Defense	19.7%
Industrial Conglomerates	12.3%
Commercial Services & Supplies	11.2%
Electrical Equipment	9.0%
All Others*	26.1%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Industrials Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
AEROSPACE & DEFENSE - 17.2%
Aerospace & Defense - 17.2%
Honeywell International, Inc.	122,400	$ 6,140,808
Lockheed Martin Corp.	49,000	5,705,560
Precision Castparts Corp.	12,000	1,239,120
Raytheon Co.	68,500	4,109,315
Stanley, Inc. (a)	300	10,218
United Technologies Corp.	109,901	7,208,407
		24,413,428
AIR FREIGHT & LOGISTICS - 7.7%
Air Freight & Logistics - 7.7%
C.H. Robinson Worldwide, Inc.	20,700	1,078,677
FedEx Corp.	24,900	2,062,218
Hub Group, Inc. Class A (a)	15,600	623,064
United Parcel Service, Inc. Class B	104,500	6,700,540
UTI Worldwide, Inc.	26,100	524,610
		10,989,109
AUTO COMPONENTS - 3.0%
Auto Parts & Equipment - 3.0%
Johnson Controls, Inc.	112,400	3,475,408
WABCO Holdings, Inc.	18,800	823,440
		4,298,848
BUILDING PRODUCTS - 2.1%
Building Products - 2.1%
Masco Corp.	111,910	2,133,005
Owens Corning (a)	35,000	846,650
		2,979,655
CHEMICALS - 2.6%
Fertilizers & Agricultural Chemicals - 0.6%
CF Industries Holdings, Inc.	5,000	762,000
Specialty Chemicals - 2.0%
Albemarle Corp.	30,950	1,229,953
Nalco Holding Co.	29,100	665,517
W.R. Grace & Co. (a)	36,930	970,890
		2,866,360
TOTAL CHEMICALS		3,628,360
COMMERCIAL SERVICES & SUPPLIES - 5.8%
Diversified Commercial & Professional Services - 2.0%
Equifax, Inc.	31,800	1,123,494
The Brink's Co.	25,164	1,755,944
		2,879,438
Environmental & Facility Services - 3.2%
Allied Waste Industries, Inc. (a)	178,000	2,392,320
Fuel Tech, Inc. (a)(d)	36,596	671,171
Republic Services, Inc.	47,300	1,554,751
		4,618,242

	Shares	Value
Office Services & Supplies - 0.6%
Avery Dennison Corp. (d)	16,600	$ 800,784
TOTAL COMMERCIAL SERVICES & SUPPLIES		8,298,464
CONSTRUCTION & ENGINEERING - 0.9%
Construction & Engineering - 0.9%
Shaw Group, Inc. (a)	26,900	1,332,626
ELECTRICAL EQUIPMENT - 10.8%
Electrical Components & Equipment - 7.3%
AMETEK, Inc.	39,050	1,895,487
Cooper Industries Ltd. Class A	47,200	2,248,608
Emerson Electric Co.	28,500	1,333,800
First Solar, Inc. (a)	5,900	1,632,235
Nexans SA	5,300	670,580
Roper Industries, Inc.	12,900	762,132
Saft Groupe SA	15,623	681,815
Sunpower Corp. Class A (a)(d)	12,100	1,180,355
		10,405,012
Heavy Electrical Equipment - 3.5%
Alstom SA	11,700	1,195,253
China High Speed Transmission Equipment Group Co. Ltd.	392,000	769,474
Suzlon Energy Ltd.	182,786	908,514
Vestas Wind Systems AS (a)	15,500	2,109,839
		4,983,080
TOTAL ELECTRICAL EQUIPMENT		15,388,092
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.5%
Electronic Equipment & Instruments - 1.5%
Itron, Inc. (a)(d)	19,800	2,050,884
INDUSTRIAL CONGLOMERATES - 10.4%
Industrial Conglomerates - 10.4%
General Electric Co.	262,901	7,387,515
McDermott International, Inc. (a)	28,700	996,751
Siemens AG sponsored ADR	30,000	3,264,000
Tyco International Ltd.	73,836	3,166,088
		14,814,354
MACHINERY - 23.3%
Construction & Farm Machinery & Heavy Trucks - 9.4%
Caterpillar, Inc.	66,600	4,710,618
Cummins, Inc.	72,400	4,717,584
Deere & Co.	41,500	2,928,655
Navistar International Corp. (a)	18,600	1,032,300
		13,389,157
Industrial Machinery - 13.9%
Colfax Corp.	28,323	696,463
Danaher Corp.	55,300	4,510,821
Eaton Corp.	27,300	1,997,814
Flowserve Corp.	9,500	1,255,140
Illinois Tool Works, Inc.	35,452	1,758,774
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
Ingersoll-Rand Co. Ltd. Class A	42,600	$ 1,573,218
Invensys PLC (a)	109,400	561,228
ITT Corp.	15,500	988,125
Pall Corp.	24,800	1,007,128
SPX Corp.	9,698	1,156,487
Sulzer AG (Reg.)	13,017	1,607,621
The Weir Group PLC	41,500	699,196
Timken Co.	26,000	840,320
Valmont Industries, Inc.	9,500	1,014,030
		19,666,365
TOTAL MACHINERY		33,055,522
MARINE - 0.8%
Marine - 0.8%
Genco Shipping & Trading Ltd.	8,900	558,386
Safe Bulkers, Inc.	29,900	569,296
		1,127,682
METALS & MINING - 0.4%
Gold - 0.4%
Agnico-Eagle Mines Ltd.	10,000	573,944
OIL, GAS & CONSUMABLE FUELS - 0.5%
Coal & Consumable Fuels - 0.5%
Peabody Energy Corp.	10,000	629,500
ROAD & RAIL - 9.3%
Railroads - 7.0%
Norfolk Southern Corp.	59,700	4,389,741
Union Pacific Corp.	67,000	5,621,300
		10,011,041
Trucking - 2.3%
Con-way, Inc.	31,500	1,546,650
Landstar System, Inc.	16,318	799,908
Old Dominion Freight Lines, Inc. (a)	10,237	340,585
YRC Worldwide, Inc. (a)	28,300	512,230
		3,199,373
TOTAL ROAD & RAIL		13,210,414

	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 0.7%
Trading Companies & Distributors - 0.7%
Rush Enterprises, Inc. Class A (a)	74,574	$ 983,631
TRANSPORTATION INFRASTRUCTURE - 0.0%
Marine Ports & Services - 0.0%
Aegean Marine Petroleum Network, Inc.	800	24,856
TOTAL COMMON STOCKS (Cost $131,703,366)		137,799,369
Nonconvertible Bonds - 0.0%
Principal Amount
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $19,365)	$ 670,000	8,375
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 2.31% (b)	3,152,516	3,152,516
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	4,775,921	4,775,921
TOTAL MONEY MARKET FUNDS (Cost $7,928,437)		7,928,437
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $139,651,168)		145,736,181
NET OTHER ASSETS - (2.6)%		(3,691,685)
NET ASSETS - 100%		$ 142,044,496
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 55,012
Fidelity Securities Lending Cash Central Fund	95,061
Total	$ 150,073
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	145,736,181	145,727,806	8,375	-
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.0%
Bermuda	4.9%
Germany	2.3%
France	1.8%
Denmark	1.5%
Switzerland	1.1%
Others (individually less than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Industrials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,591,386) - See accompanying schedule: Unaffiliated issuers (cost $131,722,731)	$ 137,807,744
Fidelity Central Funds (cost $7,928,437)	7,928,437
Total Investments (cost $139,651,168)		$ 145,736,181
Receivable for investments sold		1,133,959
Receivable for fund shares sold		285,505
Dividends receivable		254,811
Distributions receivable from Fidelity Central Funds		21,179
Prepaid expenses		109
Other receivables		455
Total assets		147,432,199

Liabilities
Payable for investments purchased	$ 344,537
Payable for fund shares redeemed	137,285
Accrued management fee	64,890
Other affiliated payables	38,285
Other payables and accrued expenses	26,785
Collateral on securities loaned, at value	4,775,921
Total liabilities		5,387,703

Net Assets		$ 142,044,496
Net Assets consist of:
Paid in capital		$ 141,102,943
Undistributed net investment income		414,057
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,556,321)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,083,817
Net Assets, for 6,856,557 shares outstanding		$ 142,044,496
Net Asset Value, offering price and redemption price per share ($142,044,496 ÷ 6,856,557 shares)		$ 20.72

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 1,019,591
Interest		1,460
Income from Fidelity Central Funds (including $95,061 from security lending)		150,073
Total income		1,171,124

Expenses
Management fee	$ 391,425
Transfer agent fees	210,420
Accounting and security lending fees	27,852
Custodian fees and expenses	17,031
Independent trustees' compensation	296
Registration fees	15,417
Audit	17,317
Legal	292
Miscellaneous	13,043
Total expenses before reductions	693,093
Expense reductions	(3,184)	689,909
Net investment income (loss)		481,215
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,553,666)
Foreign currency transactions	(2,105)
Total net realized gain (loss)		(4,555,771)
Change in net unrealized appreciation (depreciation) on: Investment securities	4,144,322
Assets and liabilities in foreign currencies	(1,081)
Total change in net unrealized appreciation (depreciation)		4,143,241
Net gain (loss)		(412,530)
Net increase (decrease) in net assets resulting from operations		$ 68,685

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 481,215	$ 518,681
Net realized gain (loss)	(4,555,771)	5,849,003
Change in net unrealized appreciation (depreciation)	4,143,241	(4,890,207)
Net increase (decrease) in net assets resulting from operations	68,685	1,477,477
Distributions to shareholders from net investment income	(127,928)	(402,070)
Distributions to shareholders from net realized gain	(383,781)	(7,628,266)
Total distributions	(511,709)	(8,030,336)
Share transactions Proceeds from sales of shares	56,728,015	113,432,100
Reinvestment of distributions	492,015	7,700,139
Cost of shares redeemed	(39,180,658)	(66,163,349)
Net increase (decrease) in net assets resulting from share transactions	18,039,372	54,968,890
Redemption fees	4,891	16,044
Total increase (decrease) in net assets	17,601,239	48,432,075

Net Assets
Beginning of period	124,443,257	76,011,182
End of period (including undistributed net investment income of $414,057 and undistributed net investment income of $265,301, respectively)	$ 142,044,496	$ 124,443,257
Other Information Shares
Sold	2,667,631	5,077,420
Issued in reinvestment of distributions	23,966	358,631
Redeemed	(1,906,085)	(3,036,797)
Net increase (decrease)	785,512	2,399,254

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007

2006

2005

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 20.50	$ 20.70	$ 20.97	$ 19.21	$ 16.22	$ 11.04
Income from Investment Operations
Net investment income (loss) E	.07	.11	.14	.06	.05	.02
Net realized and unrealized gain (loss)	.23 H	1.40	1.55	3.06	3.99	5.46
Total from investment operations	.30	1.51	1.69	3.12	4.04	5.48
Distributions from net investment income	(.02)	(.09)	(.08)	(.05)	(.02)	(.01)
Distributions from net realized gain	(.06)	(1.62)	(1.89)	(1.32)	(1.04)	(.30)
Total distributions	(.08)	(1.71)	(1.97)	(1.37)	(1.06)	(.31)
Redemption fees added to paid in capital E	- K	- K	.01	.01	.01	.01
Net asset value, end of period	$ 20.72	$ 20.50	$ 20.70	$ 20.97	$ 19.21	$ 16.22
Total Return B, C, D	1.47%	7.14%	8.34%	17.23%	25.60%	49.87%
Ratios to Average Net Assets F, I
Expenses before reductions	.99% A	1.00%	1.10%	1.12%	1.19%	1.60%
Expenses net of fee waivers, if any	.99% A	1.00%	1.10%	1.12%	1.19%	1.60%
Expenses net of all reductions	.98% A	.99%	1.09%	1.07%	1.15%	1.57%
Net investment income (loss)	.68% A	.49%	.66%	.34%	.27%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 142,044	$ 124,443	$ 76,011	$ 83,680	$ 64,969	$ 36,797
Portfolio turnover rate G	99% A	108%	185%	168%	151%	166%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Transportation Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Union Pacific Corp.	16.7	13.3
United Parcel Service, Inc. Class B	13.5	17.3
Norfolk Southern Corp.	10.6	6.7
FedEx Corp.	7.4	9.4
CSX Corp.	4.9	2.7
Southwest Airlines Co.	3.6	2.9
C.H. Robinson Worldwide, Inc.	2.6	2.2
Expeditors International of Washington, Inc.	2.1	2.4
Forward Air Corp.	1.8	1.9
UTI Worldwide, Inc.	1.8	1.4
	65.0
Top Industries (% of fund's net assets)
As of August 31, 2008
Road & Rail	43.8%
Air Freight & Logistics	30.1%
Airlines	12.1%
Marine	3.8%
Oil, Gas & Consumable Fuels	2.0%
All Others*	8.2%

As of February 29, 2008
Road & Rail	35.5%
Air Freight & Logistics	34.9%
Airlines	13.7%
Marine	4.6%
Oil, Gas & Consumable Fuels	2.4%
All Others*	8.9%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Transportation Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.6%
	Shares	Value
AEROSPACE & DEFENSE - 0.7%
Aerospace & Defense - 0.7%
Precision Castparts Corp.	1,900	$ 196,194
Spirit AeroSystems Holdings, Inc. Class A (a)	7,100	161,880
The Boeing Co.	4,400	288,464
		646,538
AIR FREIGHT & LOGISTICS - 30.1%
Air Freight & Logistics - 30.1%
Atlas Air Worldwide Holdings, Inc. (a)	4,500	259,830
C.H. Robinson Worldwide, Inc. (d)	47,100	2,454,381
Expeditors International of Washington, Inc.	54,320	1,960,409
FedEx Corp. (d)	84,700	7,014,854
Forward Air Corp.	48,995	1,729,034
Hub Group, Inc. Class A (a)	15,460	617,472
United Parcel Service, Inc. Class B	199,000	12,759,880
UTI Worldwide, Inc.	83,200	1,672,320
		28,468,180
AIRLINES - 12.1%
Airlines - 12.1%
AirTran Holdings, Inc. (a)	176,400	423,360
Alaska Air Group, Inc. (a)	10,300	216,403
AMR Corp. (a)	95,400	985,482
Continental Airlines, Inc. Class B (a)	63,700	1,035,125
Delta Air Lines, Inc. (a)	201,902	1,641,463
JetBlue Airways Corp. (a)	145,700	884,399
Northwest Airlines Corp. (a)	97,800	956,484
Ryanair Holdings PLC sponsored ADR (a)(d)	16,676	379,546
SkyWest, Inc.	13,600	232,424
Southwest Airlines Co.	220,987	3,365,632
UAL Corp.	79,164	879,512
US Airways Group, Inc. (a)	58,700	498,363
		11,498,193
AUTOMOBILES - 0.1%
Automobile Manufacturers - 0.1%
General Motors Corp. (d)	5,600	56,000
MARINE - 3.8%
Marine - 3.8%
Alexander & Baldwin, Inc.	14,700	657,531
Eagle Bulk Shipping, Inc.	13,100	346,757
Genco Shipping & Trading Ltd.	10,200	639,948

	Shares	Value
Horizon Lines, Inc. Class A (d)	33,390	$ 433,402
Kirby Corp. (a)	11,100	508,269
Navios Maritime Holdings, Inc.	47,500	502,075
OceanFreight, Inc.	18,800	358,516
Ultrapetrol (Bahamas) Ltd. (a)	13,900	151,232
		3,597,730
OIL, GAS & CONSUMABLE FUELS - 2.0%
Oil & Gas Refining & Marketing - 0.2%
Valero Energy Corp.	6,300	218,988
Oil & Gas Storage & Transport - 1.8%
Overseas Shipholding Group, Inc.	6,600	473,484
Ship Finance International Ltd. (NY Shares)	22,100	615,043
Teekay Tankers Ltd.	19,100	384,865
Top Ships, Inc. (a)	42,633	223,823
		1,697,215
TOTAL OIL, GAS & CONSUMABLE FUELS		1,916,203
ROAD & RAIL - 43.8%
Railroads - 35.0%
Burlington Northern Santa Fe Corp.	3,900	418,860
Canadian Pacific Railway Ltd.	6,100	372,106
CSX Corp.	71,600	4,631,088
Genesee & Wyoming, Inc. Class A (a)	11,100	477,411
Kansas City Southern (a)	27,450	1,411,754
Norfolk Southern Corp.	137,300	10,095,669
Union Pacific Corp.	188,200	15,789,980
		33,196,868
Trucking - 8.8%
Avis Budget Group, Inc. (a)	7,900	60,198
Con-way, Inc.	16,800	824,880
Heartland Express, Inc.	16,700	275,884
Hertz Global Holdings, Inc. (a)	40,500	385,155
J.B. Hunt Transport Services, Inc. (d)	30,100	1,097,145
Knight Transportation, Inc.	39,700	710,233
Landstar System, Inc.	18,870	925,007
Marten Transport Ltd. (a)	21,500	428,710
Old Dominion Freight Lines, Inc. (a)	22,600	751,902
Ryder System, Inc. (d)	20,400	1,316,208
Saia, Inc. (a)	39,600	763,488
Werner Enterprises, Inc. (d)	13,700	312,497
YRC Worldwide, Inc. (a)(d)	25,100	454,310
		8,305,617
TOTAL ROAD & RAIL		41,502,485
TOTAL COMMON STOCKS (Cost $77,904,237)		87,685,329
Money Market Funds - 13.9%
	Shares	Value
Fidelity Cash Central Fund, 2.31% (b)	2,203,953	$ 2,203,953
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	10,976,725	10,976,725
TOTAL MONEY MARKET FUNDS (Cost $13,180,678)		13,180,678
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $91,084,915)	100,866,007
NET OTHER ASSETS - (6.5)%	(6,126,856)
NET ASSETS - 100%	$ 94,739,151
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,317
Fidelity Securities Lending Cash Central Fund	35,771
Total	$ 60,088
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	100,866,007	100,866,007	-	-

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Transportation Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,588,605) - See accompanying schedule: Unaffiliated issuers (cost $77,904,237)	$ 87,685,329
Fidelity Central Funds (cost $13,180,678)	13,180,678
Total Investments (cost $91,084,915)		$ 100,866,007
Receivable for investments sold		4,474,637
Receivable for fund shares sold		288,895
Dividends receivable		227,942
Distributions receivable from Fidelity Central Funds		13,886
Prepaid expenses		77
Other receivables		52
Total assets		105,871,496

Liabilities
Payable for fund shares redeemed	76,328
Accrued management fee	41,161
Other affiliated payables	18,946
Other payables and accrued expenses	19,185
Collateral on securities loaned, at value	10,976,725
Total liabilities		11,132,345

Net Assets		$ 94,739,151
Net Assets consist of:
Paid in capital		$ 87,006,719
Undistributed net investment income		295,355
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,344,015)
Net unrealized appreciation (depreciation) on investments		9,781,092
Net Assets, for 2,101,774 shares outstanding		$ 94,739,151
Net Asset Value, offering price and redemption price per share ($94,739,151 ÷ 2,101,774 shares)		$ 45.08

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 628,634
Interest		1,307
Income from Fidelity Central Funds (including $35,771 from security lending)		60,088
Total income		690,029

Expenses
Management fee	$ 211,955
Transfer agent fees	113,090
Accounting and security lending fees	16,280
Custodian fees and expenses	6,936
Independent trustees' compensation	164
Registration fees	22,771
Audit	16,135
Legal	184
Interest	2,877
Miscellaneous	7,062
Total expenses before reductions	397,454
Expense reductions	(99)	397,355
Net investment income (loss)		292,674
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(496,817)
Foreign currency transactions	564
Total net realized gain (loss)		(496,253)
Change in net unrealized appreciation (depreciation) on investment securities		2,822,867
Net gain (loss)		2,326,614
Net increase (decrease) in net assets resulting from operations		$ 2,619,288

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 292,674	$ 325,382
Net realized gain (loss)	(496,253)	8,214,054
Change in net unrealized appreciation (depreciation)	2,822,867	(17,145,899)
Net increase (decrease) in net assets resulting from operations	2,619,288	(8,606,463)
Distributions to shareholders from net investment income	(131,019)	(115,413)
Distributions to shareholders from net realized gain	(1,981,663)	(6,213,287)
Total distributions	(2,112,682)	(6,328,700)
Share transactions Proceeds from sales of shares	48,147,725	73,610,965
Reinvestment of distributions	2,038,842	5,922,468
Cost of shares redeemed	(48,392,004)	(77,216,334)
Net increase (decrease) in net assets resulting from share transactions	1,794,563	2,317,099
Redemption fees	5,872	23,033
Total increase (decrease) in net assets	2,307,041	(12,595,031)
Net Assets
Beginning of period	92,432,110	105,027,141
End of period (including undistributed net investment income of $295,355 and undistributed net investment income of $266,146, respectively)	$ 94,739,151	$ 92,432,110
Other Information Shares
Sold	1,085,769	1,461,784
Issued in reinvestment of distributions	46,989	124,605
Redeemed	(1,115,698)	(1,483,372)
Net increase (decrease)	17,060	103,017

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 K

2007

2006

2005

2004 K

Selected Per-Share Data
Net asset value, beginning of period	$ 44.34	$ 53.00	$ 50.22	$ 42.08	$ 32.84	$ 22.80
Income from Investment Operations
Net investment income (loss) E	.17	.19 H	.04	.17	.20 I	(.12)
Net realized and unrealized gain (loss)	1.86	(4.66)	3.72	8.99	9.24	10.13
Total from investment operations	2.03	(4.47)	3.76	9.16	9.44	10.01
Distributions from net investment income	(.08)	(.07)	(.02)	(.10)	(.11)	-
Distributions from net realized gain	(1.21)	(4.13)	(1.01)	(.96)	(.13)	-
Total distributions	(1.29)	(4.20)	(1.03)	(1.06)	(.24)	-
Redemption fees added to paid in capital E	- L	.01	.05	.04	.04	.03
Net asset value, end of period	$ 45.08	$ 44.34	$ 53.00	$ 50.22	$ 42.08	$ 32.84
Total Return B, C, D	4.69%	(8.89)%	7.65%	22.24%	28.86%	44.04%
Ratios to Average Net Assets F, J
Expenses before reductions	1.05% A	.99%	1.03%	1.13%	1.17%	1.57%
Expenses net of fee waivers, if any	1.05% A	.99%	1.03%	1.13%	1.17%	1.57%
Expenses net of all reductions	1.05% A	.99%	1.02%	1.11%	1.14%	1.53%
Net investment income (loss)	.77% A	.36% H	.09%	.40%	.53% I	(.40)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 94,739	$ 92,432	$ 105,027	$ 103,927	$ 81,958	$ 37,583
Portfolio turnover rate G	88% A	84%	133%	142%	148%	86%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .21%. I Investment income per share reflects a special dividend which amounted to $.09 per share and an in-kind dividend received in a corporate reorganization which amounted to $.08 per share. Excluding these dividends, the ratio of net investment income (loss) to average net assets would have been .06%. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. K For the year ended February 29. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

Air Transportation Portfolio, Defense and Aerospace Portfolio, Environmental Portfolio, Industrial Equipment Portfolio, Industrials Portfolio, and Transportation Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Air Transportation Portfolio	$ 67,381,234	$ 7,783,192	$ (13,715,666)	$ (5,932,474)
Defense and Aerospace Portfolio	870,892,966	168,845,918	(121,830,983)	47,014,935
Environmental Portfolio	71,419,632	4,908,207	(4,155,874)	752,333
Industrial Equipment Portfolio	128,350,590	13,142,378	(9,773,436)	3,368,942
Industrials Portfolio	140,281,069	14,056,534	(8,601,422)	5,455,112
Transportation Portfolio	92,608,748	19,665,102	(11,407,843)	8,257,259

Trading (Redemption) Fees. Shares in the Funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Air Transportation Portfolio	20,762,250	8,264,554
Defense and Aerospace Portfolio	426,428,652	632,086,613
Environmental Portfolio	36,692,062	14,776,790
Industrial Equipment Portfolio	101,828,475	142,453,773
Industrials Portfolio	85,585,925	67,337,066
Transportation Portfolio	33,471,828	35,271,014

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Air Transportation Portfolio	.30%	.26%	.56%
Defense and Aerospace Portfolio	.30%	.26%	.56%
Environmental Portfolio	.30%	.26%	.56%
Industrial Equipment Portfolio	.30%	.26%	.56%
Industrials Portfolio	.30%	.26%	.56%
Transportation Portfolio	.30%	.26%	.56%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Air Transportation Portfolio	.29%
Defense and Aerospace Portfolio	.25%
Environmental Portfolio	.29%
Industrial Equipment Portfolio	.20%
Industrials Portfolio	.30%
Transportation Portfolio	.30%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Air Transportation Portfolio	$ 266
Defense and Aerospace Portfolio	11,080
Environmental Portfolio	255
Industrial Equipment Portfolio	1,401
Industrials Portfolio	1,192
Transportation Portfolio	1,603

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Defense and Aerospace Portfolio	Borrower	$ 5,382,231	2.26%	$ 4,393

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Air Transportation Portfolio	$ 27
Defense and Aerospace Portfolio	732
Environmental Portfolio	30
Industrial Equipment Portfolio	111
Industrials Portfolio	90
Transportation Portfolio	49

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. At period end, there were no bank borrowings outstanding. Each applicable Fund's activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Transportation Portfolio	$ 10,899,000	3.17%	$ 2,877

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Transfer Agent Expense Reduction
Air Transportation Portfolio	$ 2,213	$ 29
Defense and Aerospace Portfolio	1,278	3,141
Environmental Portfolio	55	12
Industrial Equipment Portfolio	3,370	-
Industrials Portfolio	2,322	862
Transportation Portfolio	-	99

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid each fund the following amounts, which is recorded in each applicable Fund's accompanying Statement of Operations:

Air Transportation Portfolio	$ 7,823
Defense and Aerospace Portfolio	46,186
Environmental Portfolio	2,916
Industrial Equipment Portfolio	8,602
Industrials Portfolio	9,781
Transportation Portfolio	8,878

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 19, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	13,113,976,696.73	94.453
Withheld	770,153,401.43	5.547
TOTAL	13,884,130,098.16	100.000
Dennis J. Dirks
Affirmative	13,168,641,748.82	94.847
Withheld	715,488,349.34	5.153
TOTAL	13,884,130,098.16	100.000
Edward C. Johnson 3d
Affirmative	13,067,153,008.01	94.116
Withheld	816,977,090.15	5.884
TOTAL	13,884,130,098.16	100.000
Alan J. Lacy
Affirmative	13,157,857,950.99	94.769
Withheld	726,272,147.17	5.231
TOTAL	13,884,130,098.16	100.000
Ned C. Lautenbach
Affirmative	13,143,644,424.95	94.667
Withheld	740,485,673.21	5.333
TOTAL	13,884,130,098.16	100.000
Joseph Mauriello
Affirmative	13,154,116,065.58	94.742
Withheld	730,014,032.58	5.258
TOTAL	13,884,130,098.16	100.000
Cornelia M. Small
Affirmative	13,156,092,259.88	94.756
Withheld	728,037,838.28	5.244
TOTAL	13,884,130,098.16	100.000
William S. Stavropoulos
Affirmative	13,112,639,067.26	94.443
Withheld	771,491,030.90	5.557
TOTAL	13,884,130,098.16	100.000
David M. Thomas
Affirmative	13,162,301,260.43	94.801
Withheld	721,828,837.73	5.199
TOTAL	13,884,130,098.16	100.000
Michael E. Wiley
Affirmative	13,161,946,104.44	94.798
Withheld	722,183,993.72	5.202
TOTAL	13,884,130,098.16	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
Affirmative	9,888,405,498.50	71.221
Against	2,171,839,353.81	15.643
Abstain	699,607,061.81	5.039
Broker Non-Votes	1,124,278,184.04	8.097
TOTAL	13,884,130,098.16	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Air Transportation

Select Defense and Aerospace

Select Environmental

Select Industrials

Select Industrial Equipment

Select Transportation

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to each fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

Semiannual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a third-party-sponsored index (or a proprietary custom index, in the case of Environmental Portfolio) that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

For each of Air Transportation Portfolio, Defense and Aerospace Portfolio, Industrials Portfolio, Industrial Equipment Portfolio and Transportation Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

For Environmental Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns and the cumulative total returns of a proprietary custom index ("benchmark"). The fund's proprietary custom index is an index developed and periodically revised by FMR that is a market-capitalization weighted index of securities that meet the fund's 80% name test.

Air Transportation Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return was lower than its benchmark.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Defense and Aerospace Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that will be taken by FMR to attempt to improve the fund's below-benchmark performance. The Board will continue to closely monitor the performance of the fund in the coming year.

Environmental Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

Semiannual Report

Industrials Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

Industrial Equipment Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Transportation Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Air Transportation Portfolio

Defense and Aerospace Portfolio

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Environmental Portfolio

Industrials Portfolio

Semiannual Report

Industrial Equipment Portfolio

Transportation Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SELCI-USAN-1008
1.813659.103

Fidelity®
Select Portfolios®
Information Technology Sector

Select Communications Equipment Portfolio

Select Computers Portfolio

Select Electronics Portfolio

Select IT Services Portfolio

Select Networking and Infrastructure Portfolio

Select Software and Computer Services Portfolio

Select Technology Portfolio

Semiannual Report

August 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Fund Updates*
Information Technology Sector
Communications Equipment	<Click Here>
Computers	<Click Here>
Electronics	<Click Here>
IT Services	<Click Here>
Networking and Infrastructure	<Click Here>
Software and Computer Services	<Click Here>
Technology	<Click Here>
Notes to Financial Statements	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

* Fund updates for each Select Portfolio include: Investment Changes, Investments, and Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Communications Equipment Portfolio
Actual	$ 1,000.00	$ 1,077.90	$ 5.03
Hypothetical A	$ 1,000.00	$ 1,020.37	$ 4.89
Computers Portfolio
Actual	$ 1,000.00	$ 1,022.10	$ 4.69
Hypothetical A	$ 1,000.00	$ 1,020.57	$ 4.69
Electronics Portfolio
Actual	$ 1,000.00	$ 1,012.10	$ 4.51
Hypothetical A	$ 1,000.00	$ 1,020.72	$ 4.53
IT Services Portfolio
Actual	$ 1,000.00	$ 1,135.40	$ 5.22
Hypothetical A	$ 1,000.00	$ 1,020.32	$ 4.94
Networking and Infrastructure Portfolio
Actual	$ 1,000.00	$ 1,066.00	$ 5.42
Hypothetical A	$ 1,000.00	$ 1,019.96	$ 5.30
Software and Computer Services Portfolio
Actual	$ 1,000.00	$ 1,025.00	$ 4.34
Hypothetical A	$ 1,000.00	$ 1,020.92	$ 4.33
Technology Portfolio
Actual	$ 1,000.00	$ 1,036.30	$ 4.62
Hypothetical A	$ 1,000.00	$ 1,020.67	$ 4.58

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investments

Annualized Expense Ratio
Communications Equipment Portfolio	.96%
Computers Portfolio	.92%
Electronics Portfolio	.89%
IT Services Portfolio	.97%
Networking and Infrastructure Portfolio	1.04%
Software and Computer Services Portfolio	.85%
Technology Portfolio	.90%

Semiannual Report

Select Communications Equipment Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
QUALCOMM, Inc.	16.5	4.9
Cisco Systems, Inc.	13.2	15.2
Research In Motion Ltd.	8.7	14.3
Comverse Technology, Inc.	5.2	6.7
HTC Corp.	5.2	5.2
Starent Networks Corp.	5.1	2.3
CommScope, Inc.	4.8	0.0
Powerwave Technologies, Inc.	4.2	2.6
ADC Telecommunications, Inc.	3.9	2.2
Motorola, Inc.	3.5	0.0
	70.3
Top Industries (% of fund's net assets)
As of August 31, 2008
Communications Equipment	77.6%
Computers & Peripherals	8.1%
Software	3.3%
Electronic Equipment & Instruments	3.2%
Semiconductors & Semiconductor Equipment	3.2%
All Others*	4.6%

As of February 29, 2008
Communications Equipment	80.3%
Computers & Peripherals	5.3%
Semiconductors & Semiconductor Equipment	4.4%
Software	3.8%
Electronic Equipment & Instruments	1.3%
All Others*	4.9%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Communications Equipment Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 77.4%
Communications Equipment - 77.4%
Acme Packet, Inc. (a)	2,500	$ 15,975
ADC Telecommunications, Inc. (a)(d)	973,000	9,973,250
Adtran, Inc.	50,800	1,158,240
ADVA AG Optical Networking (a)(d)	246,763	651,580
Alcatel-Lucent SA sponsored ADR (a)(d)	904,700	5,591,046
Arris Group, Inc. (a)	212,156	2,006,996
Aruba Networks, Inc. (a)	4,200	26,418
AudioCodes Ltd. (a)	445,190	1,847,539
Ceragon Networks Ltd. (a)	4,100	36,326
China GrenTech Corp. Ltd. ADR (a)	185,100	708,933
Cisco Systems, Inc. (a)(d)	1,414,831	34,026,686
Cogo Group, Inc. (a)(d)	424,300	2,337,893
CommScope, Inc. (a)(d)	252,300	12,355,131
Comverse Technology, Inc. (a)	979,710	13,529,795
Corning, Inc.	207,000	4,251,780
F5 Networks, Inc. (a)	106,900	3,646,359
Finisar Corp. (a)	86,500	125,425
Foxconn International Holdings Ltd. (a)	80,000	60,067
Harris Stratex Networks, Inc. Class A (a)	428,355	4,009,403
Infinera Corp. (a)	42,974	473,573
Motorola, Inc.	960,600	9,048,852
Opnext, Inc. (a)	15,900	100,806
Optium Corp. (a)	900	8,091
Polycom, Inc. (a)	44,200	1,239,368
Powerwave Technologies, Inc. (a)(d)	2,163,100	10,923,655
QUALCOMM, Inc.	808,600	42,572,791
Research In Motion Ltd. (a)(d)	186,000	22,617,600
Sandvine Corp. (a)	673,800	723,322
Sandvine Corp. (U.K.) (a)	1,762,900	1,927,625
Sonus Networks, Inc. (a)(d)	258,296	873,040
Starent Networks Corp. (a)(d)	954,924	13,149,303
		200,016,868
COMPUTERS & PERIPHERALS - 8.1%
Computer Hardware - 8.1%
Apple, Inc. (a)	42,300	7,171,119
Compal Electronics, Inc.	250,109	225,895
HTC Corp.	722,200	13,526,230
NEC Corp.	700	3,226
		20,926,470
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc. (a)	500	2,530
TOTAL COMPUTERS & PERIPHERALS		20,929,000
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.2%
Electronic Equipment & Instruments - 2.8%
China Security & Surveillance Technology, Inc. (a)(d)	411,033	7,336,939

	Shares	Value
Electronic Manufacturing Services - 0.4%
Trimble Navigation Ltd. (a)	27,000	$ 913,950
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		8,250,889
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
athenahealth, Inc.	300	9,675
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
DivX, Inc. (a)	400	3,672
MEDIA - 1.5%
Advertising - 1.5%
VisionChina Media, Inc. ADR	204,700	3,868,830
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
Semiconductors - 3.2%
Actel Corp. (a)	19,449	268,007
Exar Corp. (a)	6,701	51,866
Hittite Microwave Corp. (a)	18,600	658,254
Ikanos Communications, Inc. (a)	1,700	4,420
Infineon Technologies AG sponsored ADR (a)	144,500	1,229,695
MIPS Technologies, Inc. (a)	48,602	193,436
ON Semiconductor Corp. (a)	260,130	2,463,431
Pericom Semiconductor Corp. (a)	58,100	792,484
Pixelplus Co. Ltd. ADR (a)	30,925	17,009
PLX Technology, Inc. (a)	48,400	275,396
Transmeta Corp. (a)(d)	11,835	176,933
Zoran Corp. (a)	244,100	2,172,490
		8,303,421
SOFTWARE - 3.3%
Application Software - 2.3%
ECtel Ltd. (a)	2,790	4,659
Smith Micro Software, Inc. (a)(d)	209,300	1,584,401
Taleo Corp. Class A (a)	1,800	43,578
Ulticom, Inc. (a)	608,678	4,260,746
		5,893,384
Home Entertainment Software - 1.0%
Ubisoft Entertainment SA (a)	29,100	2,729,060
Systems Software - 0.0%
Allot Communications Ltd. (a)	9,500	23,560
TOTAL SOFTWARE		8,646,004
TOTAL COMMON STOCKS (Cost $283,983,186)		250,028,359
Convertible Bonds - 0.2%
	Principal Amount	Value
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $700,000)	$ 700,000	$ 508,905
Money Market Funds - 25.6%
	Shares
Fidelity Cash Central Fund, 2.31% (b)	10,588,046	10,588,046
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	55,658,225	55,658,225
TOTAL MONEY MARKET FUNDS (Cost $66,246,271)		66,246,271
TOTAL INVESTMENT PORTFOLIO - 122.5% (Cost $350,929,457)	316,783,535
NET OTHER ASSETS - (22.5)%	(58,221,808)
NET ASSETS - 100%	$ 258,561,727
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 187,515
Fidelity Securities Lending Cash Central Fund	262,419
Total	$ 449,934
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	316,783,535	316,271,404	512,131	-
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.5%
Canada	9.7%
Taiwan	5.3%
France	3.2%
Cayman Islands	1.5%
Others (individually less than 1%)	1.8%
100.0%
Income Tax Information

At February 29, 2008, the fund had a capital loss carryforward of approximately $1,225,995,521 of which $865,500,593, $355,447,951 and $5,046,977 will expire on February 28, 2010, 2011 and February 29, 2016, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Communications Equipment Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $53,408,520) - See accompanying schedule: Unaffiliated issuers (cost $284,683,186)	$ 250,537,264
Fidelity Central Funds (cost $66,246,271)	66,246,271
Total Investments (cost $350,929,457)		$ 316,783,535
Receivable for fund shares sold		392,735
Dividends receivable		154,836
Interest receivable		578
Distributions receivable from Fidelity Central Funds		144,648
Prepaid expenses		1,832
Other receivables		1,315
Total assets		317,479,479

Liabilities
Payable for investments purchased	$ 2,736,442
Payable for fund shares redeemed	306,583
Accrued management fee	117,291
Other affiliated payables	70,836
Other payables and accrued expenses	28,375
Collateral on securities loaned, at value	55,658,225
Total liabilities		58,917,752

Net Assets		$ 258,561,727
Net Assets consist of:
Paid in capital		$ 1,515,134,760
Undistributed net investment income		197,611
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,222,624,645)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(34,145,999)
Net Assets, for 12,299,638 shares outstanding		$ 258,561,727
Net Asset Value, offering price and redemption price per share ($258,561,727 ÷ 12,299,638 shares)		$ 21.02

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 1,112,258
Interest		29,796
Income from Fidelity Central Funds (including $262,419 from security lending)		449,934
		1,591,988
Less foreign taxes withheld		(175,926)
Total income		1,416,062

Expenses
Management fee	$ 713,338
Transfer agent fees	380,506
Accounting and security lending fees	52,893
Custodian fees and expenses	14,813
Independent trustees' compensation	502
Registration fees	14,560
Audit	16,391
Legal	2,508
Interest	1,400
Miscellaneous	30,978
Total expenses before reductions	1,227,889
Expense reductions	(9,993)	1,217,896
Net investment income (loss)		198,166
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,510,602
Investment not meeting investment restrictions	(1,106)
Foreign currency transactions	(23,643)
Payment from investment advisor for loss on investment not meeting investment restrictions	1,106
Total net realized gain (loss)		4,486,959
Change in net unrealized appreciation (depreciation) on: Investment securities	8,184,163
Assets and liabilities in foreign currencies	(77)
Total change in net unrealized appreciation (depreciation)		8,184,086
Net gain (loss)		12,671,045
Net increase (decrease) in net assets resulting from operations		$ 12,869,211

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Communications Equipment Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 198,166	$ (1,718,047)
Net realized gain (loss)	4,486,959	2,691,518
Change in net unrealized appreciation (depreciation)	8,184,086	(11,315,128)
Net increase (decrease) in net assets resulting from operations	12,869,211	(10,341,657)
Share transactions Proceeds from sales of shares	72,284,345	50,343,117
Cost of shares redeemed	(67,817,417)	(120,763,143)
Net increase (decrease) in net assets resulting from share transactions	4,466,928	(70,420,026)
Redemption fees	12,444	7,726
Total increase (decrease) in net assets	17,348,583	(80,753,957)

Net Assets
Beginning of period	241,213,144	321,967,101
End of period (including undistributed net investment income of $197,611 and accumulated net investment loss of $555, respectively)	$ 258,561,727	$ 241,213,144
Other Information Shares
Sold	3,340,646	2,201,275
Redeemed	(3,411,392)	(5,427,281)
Net increase (decrease)	(70,746)	(3,226,006)

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 I

2007

2006

2005

2004I

Selected Per-Share Data
Net asset value, beginning of period	$ 19.50	$ 20.64	$ 21.67	$ 17.67	$ 20.25	$ 10.03
Income from Investment Operations
Net investment income (loss)E	.02	(.12)	(.13)	(.09)	(.11)	(.13)
Net realized and unrealized gain (loss)	1.50	(1.02)	(.90)	4.09	(2.48)	10.34
Total from investment operations	1.52	(1.14)	(1.03)	4.00	(2.59)	10.21
Redemption fees added to paid in capitalE	-J	-J	-J	-J	.01	.01
Net asset value, end of period	$ 21.02	$ 19.50	$ 20.64	$ 21.67	$ 17.67	$ 20.25
Total ReturnB, C, D	7.79%	(5.52)%	(4.75)%	22.64%	(12.74)%	101.89%
Ratios to Average Net AssetsF, H
Expenses before reductions	.96% A	.93%	1.01%	1.06%	1.07%	1.37%
Expenses net of fee waivers, if any	.96% A	.93%	1.01%	1.06%	1.07%	1.37%
Expenses net of all reductions	.95% A	.93%	1.00%	.94%	.89%	1.23%
Net investment income (loss)	.15% A	(.55)%	(.63)%	(.48)%	(.64)%	(.87)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 258,562	$ 241,213	$ 321,967	$ 480,127	$ 511,210	$ 940,061
Portfolio turnover rateG	114% A	39%	122%	167%	226%	205%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Computers Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Hewlett-Packard Co.	25.2	24.2
Apple, Inc.	24.8	3.3
International Business Machines Corp.	5.0	16.5
EMC Corp.	5.0	2.9
Dell, Inc.	4.9	4.5
QUALCOMM, Inc.	2.6	0.5
SanDisk Corp.	2.6	0.9
Ju Teng International Holdings Ltd.	2.5	0.0
Seagate Technology	1.4	1.6
NetApp, Inc.	1.4	0.0
	75.4
Top Industries (% of fund's net assets)
As of August 31, 2008
Computers & Peripherals	78.0%
Communications Equipment	5.7%
Electronic Equipment & Instruments	2.6%
Software	2.5%
Semiconductors & Semiconductor Equipment	1.8%
All Others*	9.4%

As of February 29, 2008
Computers & Peripherals	74.0%
Communications Equipment	7.0%
Semiconductors & Semiconductor Equipment	6.8%
Software	4.8%
Electronic Equipment & Instruments	1.7%
All Others*	5.7%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Computers Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.6%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 5.7%
Communications Equipment - 5.7%
Adtran, Inc.	101,900	$ 2,323,320
Brocade Communications Systems, Inc. (a)	129,600	961,632
Cisco Systems, Inc. (a)	77,900	1,873,495
Emulex Corp. (a)	122,000	1,637,240
Juniper Networks, Inc. (a)	84,300	2,166,510
Nokia Corp. sponsored ADR	76,500	1,925,505
QUALCOMM, Inc.	190,600	10,035,090
Research In Motion Ltd. (a)	6,100	741,760
		21,664,552
COMPUTERS & PERIPHERALS - 78.0%
Computer Hardware - 63.5%
3PAR, Inc.	141,000	1,551,000
Apple, Inc. (a)	560,000	94,936,800
Dell, Inc. (a)	866,878	18,837,259
Hewlett-Packard Co.	2,055,800	96,458,135
International Business Machines Corp.	156,850	19,093,351
NCR Corp. (a)	99,300	2,627,478
Rackable Systems, Inc. (a)	134,800	1,396,528
Stratasys, Inc. (a)	89,800	1,496,068
Sun Microsystems, Inc. (a)	414,925	3,734,325
Teradata Corp. (a)	116,000	2,850,120
		242,981,064
Computer Storage & Peripherals - 14.5%
Electronics for Imaging, Inc. (a)	60,100	997,059
EMC Corp. (a)	1,242,078	18,978,952
Hutchinson Technology, Inc. (a)	116,800	1,692,432
Intermec, Inc. (a)	83,700	1,681,533
Isilon Systems, Inc. (a)(d)	393,200	1,989,592
Lexmark International, Inc. Class A (a)	22,600	812,922
NetApp, Inc. (a)(d)	209,500	5,338,060
QLogic Corp. (a)	119,400	2,230,392
Quantum Corp. (a)	378,800	670,476
SanDisk Corp. (a)(d)	679,600	9,827,016
Seagate Technology	359,600	5,361,636
SIMPLO Technology Co. Ltd.	877,400	3,545,191
Western Digital Corp. (a)(d)	86,084	2,346,650
		55,471,911
TOTAL COMPUTERS & PERIPHERALS		298,452,975
ELECTRICAL EQUIPMENT - 0.4%
Electrical Components & Equipment - 0.4%
Dynapack International Technology Corp.	491,046	1,587,282
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.6%
Electronic Equipment & Instruments - 0.1%
AU Optronics Corp. sponsored ADR (d)	47,022	561,443

	Shares	Value
Electronic Manufacturing Services - 2.5%
Ju Teng International Holdings Ltd. (a)	17,356,000	$ 9,517,936
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		10,079,379
IT SERVICES - 0.2%
Data Processing & Outsourced Services - 0.2%
Syntel, Inc.	18,162	600,617
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
Semiconductors - 1.8%
Broadcom Corp. Class A (a)	63,100	1,518,186
Micron Technology, Inc. (a)	328,300	1,391,992
Skyworks Solutions, Inc. (a)	195,000	1,891,500
Xilinx, Inc.	83,700	2,174,526
		6,976,204
SOFTWARE - 2.5%
Application Software - 1.4%
Citrix Systems, Inc. (a)	57,800	1,749,606
Informatica Corp. (a)	86,100	1,452,507
Quest Software, Inc. (a)	130,100	1,924,179
		5,126,292
Systems Software - 1.1%
McAfee, Inc. (a)	55,200	2,183,712
Oracle Corp. (a)	98,800	2,166,684
		4,350,396
TOTAL SOFTWARE		9,476,688
SPECIALTY RETAIL - 0.4%
Computer & Electronics Retail - 0.4%
Gamestop Corp. Class A (a)	31,200	1,368,744
TOTAL COMMON STOCKS (Cost $370,672,756)		350,206,441
Money Market Funds - 5.6%

Fidelity Cash Central Fund, 2.31% (b)	7,123,712	7,123,712
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	14,168,500	14,168,500
TOTAL MONEY MARKET FUNDS (Cost $21,292,212)		21,292,212
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $391,964,968)	371,498,653
NET OTHER ASSETS - 2.8%	10,861,895
NET ASSETS - 100%	$ 382,360,548
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 180,158
Fidelity Securities Lending Cash Central Fund	282,661
Total	$ 462,819
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	371,498,653	371,498,653	-	-
Income Tax Information
At February 29, 2008, the fund had a capital loss carryforward of approximately $704,786,229 of which $453,006,030 and $251,780,199 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Computers Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,292,363) - See accompanying schedule: Unaffiliated issuers (cost $370,672,756)	$ 350,206,441
Fidelity Central Funds (cost $21,292,212)	21,292,212
Total Investments (cost $391,964,968)		$ 371,498,653
Receivable for investments sold		26,299,213
Receivable for fund shares sold		1,205,270
Dividends receivable		130,201
Distributions receivable from Fidelity Central Funds		27,629
Prepaid expenses		535
Other receivables		222,367
Total assets		399,383,868

Liabilities
Payable to custodian bank	$ 22,491
Payable for investments purchased	2,019,620
Payable for fund shares redeemed	475,620
Accrued management fee	185,433
Other affiliated payables	114,325
Other payables and accrued expenses	37,331
Collateral on securities loaned, at value	14,168,500
Total liabilities		17,023,320

Net Assets		$ 382,360,548
Net Assets consist of:
Paid in capital		$ 1,128,702,115
Accumulated net investment loss		(206,732)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(725,646,291)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(20,488,544)
Net Assets, for 9,290,859 shares outstanding		$ 382,360,548
Net Asset Value, offering price and redemption price per share ($382,360,548 ÷ 9,290,859 shares)		$ 41.15

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 1,423,573
Interest		30,858
Income from Fidelity Central Funds (including $282,661 from security lending)		462,819
		1,917,250
Less foreign taxes withheld		(124,260)
Total income		1,792,990

Expenses
Management fee	$ 1,228,754
Transfer agent fees	613,765
Accounting and security lending fees	89,785
Custodian fees and expenses	16,273
Independent trustees' compensation	893
Registration fees	22,878
Audit	16,376
Legal	1,514
Interest	663
Miscellaneous	42,747
Total expenses before reductions	2,033,648
Expense reductions	(34,665)	1,998,983
Net investment income (loss)		(205,993)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(15,086,093)
Foreign currency transactions	(36,156)
Total net realized gain (loss)		(15,122,249)
Change in net unrealized appreciation (depreciation) on: Investment securities	24,894,004
Assets and liabilities in foreign currencies	(20,413)
Total change in net unrealized appreciation (depreciation)		24,873,591
Net gain (loss)		9,751,342
Net increase (decrease) in net assets resulting from operations		$ 9,545,349

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (205,993)	$ (1,324,683)
Net realized gain (loss)	(15,122,249)	62,985,171
Change in net unrealized appreciation (depreciation)	24,873,591	(54,257,215)
Net increase (decrease) in net assets resulting from operations	9,545,349	7,403,273
Share transactions Proceeds from sales of shares	34,492,050	250,889,123
Cost of shares redeemed	(98,937,106)	(281,603,085)
Net increase (decrease) in net assets resulting from share transactions	(64,445,056)	(30,713,962)
Redemption fees	9,320	29,659
Total increase (decrease) in net assets	(54,890,387)	(23,281,030)

Net Assets
Beginning of period	437,250,935	460,531,965
End of period (including accumulated net investment loss of $206,732 and accumulated net investment loss of $739, respectively)	$ 382,360,548	$ 437,250,935
Other Information Shares
Sold	809,558	5,458,006
Redeemed	(2,378,577)	(6,319,547)
Net increase (decrease)	(1,569,019)	(861,541)

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007

2006

2005

2004 J

Selected Per-Share Data
Net asset value, beginning of period	$ 40.26	$ 39.29	$ 37.55	$ 34.65	$ 37.50	$ 22.36
Income from Investment Operations
Net investment income (loss) E	(.02)	(.12)	(.10)	(.20)	(.21) H	(.27)
Net realized and unrealized gain (loss)	.91	1.09	1.83	3.10	(2.64)	15.40
Total from investment operations	.89	.97	1.73	2.90	(2.85)	15.13
Redemption fees added to paid in capital E	- K	- K	.01	- K	- K	.01
Net asset value, end of period	$ 41.15	$ 40.26	$ 39.29	$ 37.55	$ 34.65	$ 37.50
Total ReturnB, C, D	2.21%	2.47%	4.63%	8.37%	(7.60)%	67.71%
Ratios to Average Net Assets F, I
Expenses before reductions	.92% A	.92%	1.02%	1.04%	1.05%	1.23%
Expenses net of fee waivers, if any	.92% A	.92%	1.02%	1.04%	1.05%	1.23%
Expenses net of all reductions	.91% A	.91%	1.00%	.98%	.98%	1.16%
Net investment income (loss)	(.09)% A	(.26)%	(.28)%	(.56)%	(.63)% H	(.85)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 382,361	$ 437,251	$ 460,532	$ 531,707	$ 667,801	$ 999,708
Portfolio turnover rate G	132% A	234%	214%	112%	100%	138%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.69) %. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Electronics Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Intel Corp.	23.4	19.5
Applied Materials, Inc.	8.3	7.8
Texas Instruments, Inc.	7.5	7.2
Broadcom Corp. Class A	3.2	3.6
Xilinx, Inc.	3.0	3.2
QUALCOMM, Inc.	2.5	1.1
Lam Research Corp.	2.4	2.0
Varian Semiconductor Equipment Associates, Inc.	2.3	2.2
Altera Corp.	2.2	2.3
MEMC Electronic Materials, Inc.	2.0	3.9
	56.8
Top Industries (% of fund's net assets)
As of August 31, 2008
Semiconductors & Semiconductor Equipment	75.3%
Communications Equipment	5.5%
Electrical Equipment	5.1%
Computers & Peripherals	4.3%
Electronic Equipment & Instruments	2.7%
All Others*	7.1%

As of February 29, 2008
Semiconductors & Semiconductor Equipment	78.9%
Communications Equipment	5.4%
Computers & Peripherals	3.5%
Electrical Equipment	3.5%
Electronic Equipment & Instruments	3.0%
All Others*	5.7%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Electronics Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CAPITAL MARKETS - 0.4%
Asset Management & Custody Banks - 0.4%
Harris & Harris Group, Inc. (a)(d)	691,460	$ 5,061,487
CHEMICALS - 0.2%
Specialty Chemicals - 0.2%
Nanophase Technologies Corp. (a)(d)(e)	1,530,430	2,708,861
COMMUNICATIONS EQUIPMENT - 5.5%
Communications Equipment - 5.5%
Alcatel-Lucent SA sponsored ADR (a)	317,300	1,960,914
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,134,775	1,770,249
Cisco Systems, Inc. (a)	600,000	14,430,000
Nokia Corp. sponsored ADR	124,800	3,141,216
QUALCOMM, Inc.	550,000	28,957,500
Research In Motion Ltd. (a)	80,000	9,728,000
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	175,400	2,003,068
		61,990,947
COMPUTERS & PERIPHERALS - 4.3%
Computer Hardware - 2.7%
Apple, Inc. (a)	60,000	10,171,800
HTC Corp.	1,100,000	20,602,123
		30,773,923
Computer Storage & Peripherals - 1.6%
SanDisk Corp. (a)	500,000	7,230,000
Synaptics, Inc. (a)	200,000	10,468,000
		17,698,000
TOTAL COMPUTERS & PERIPHERALS		48,471,923
ELECTRICAL EQUIPMENT - 5.1%
Electrical Components & Equipment - 5.1%
First Solar, Inc. (a)	45,000	12,449,250
JA Solar Holdings Co. Ltd. ADR (a)	300,000	5,349,000
Neo-Neon Holdings Ltd.	4,000,000	1,358,173
Q-Cells AG (a)(d)	60,000	6,044,127
Renewable Energy Corp. AS (a)	300,000	9,321,065
SolarWorld AG (d)	200,000	10,453,486
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	275,000	13,147,750
		58,122,851
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.7%
Electronic Equipment & Instruments - 0.9%
Everlight Electronics Co. Ltd.	2,039,993	4,880,985
Ibiden Co. Ltd.	18,200	536,795
Motech Industries, Inc.	899,580	5,131,497
		10,549,277
Electronic Manufacturing Services - 0.8%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,690,200	8,570,179

	Shares	Value
Technology Distributors - 1.0%
Avnet, Inc. (a)	400,000	$ 11,740,000
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		30,859,456
FOOD & STAPLES RETAILING - 0.0%
Food Distributors - 0.0%
Dezina Marketing, Inc. (a)	1,000	7,900
LIFE SCIENCES TOOLS & SERVICES - 0.6%
Life Sciences Tools & Services - 0.6%
Arrowhead Research Corp. (a)(d)(e)	3,839,638	6,719,367
Arrowhead Research Corp. warrants 5/21/17 (a)(f)	285,468	279,305
		6,998,672
MEDIA - 0.1%
Broadcasting - 0.1%
JumpTV, Inc.	1,431,300	1,145,633
METALS & MINING - 0.3%
Diversified Metals & Mining - 0.3%
Timminco Ltd. (a)	200,000	2,806,158
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 75.3%
Semiconductor Equipment - 20.2%
Aixtron AG	300,000	3,173,013
Applied Materials, Inc.	5,247,400	94,033,408
ASML Holding NV:
(Netherlands)	88,400	2,084,567
(NY Shares)	500,000	11,825,000
Cymer, Inc. (a)(d)	322,371	9,651,788
FormFactor, Inc. (a)	700,000	13,433,000
Global Unichip Corp.	527,382	3,618,387
Greatek Electronics, Inc.	2,627,782	2,827,229
KLA-Tencor Corp.	105,600	3,913,536
Lam Research Corp. (a)	729,000	26,798,040
MEMC Electronic Materials, Inc. (a)	464,500	22,802,305
Tessera Technologies, Inc. (a)	300,000	6,981,000
Topco Scientific Co. Ltd.	1,388,646	1,863,703
Varian Semiconductor Equipment Associates, Inc. (a)	800,000	25,840,000
		228,844,976
Semiconductors - 55.1%
Advanced Analogic Technologies, Inc. (a)	1,000,000	4,570,000
Advanced Semiconductor Engineering, Inc. sponsored ADR (d)	1,651,286	5,895,091
Altera Corp.	1,100,000	24,904,000
ARM Holdings PLC sponsored ADR	3,208,900	19,638,468
Atheros Communications, Inc. (a)(d)	323,979	10,564,955
Broadcom Corp. Class A (a)(d)	1,498,600	36,056,316
Cavium Networks, Inc. (a)	406,333	6,944,231
Ceva, Inc. (a)	121,200	1,151,400
Cypress Semiconductor Corp. (a)	215,500	6,986,510
Elan Microelectronics Corp.	2,000,000	2,408,493
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Epistar Corp.	1,009,997	$ 1,824,428
Himax Technologies, Inc. sponsored ADR	1,339,900	4,689,650
Hittite Microwave Corp. (a)	252,900	8,950,131
Infineon Technologies AG sponsored ADR (a)	664,100	5,651,491
Intel Corp.	11,630,600	265,991,824
Intersil Corp. Class A	102,300	2,396,889
Linear Technology Corp.	98,100	3,201,984
LSI Corp. (a)	412,800	2,745,120
Marvell Technology Group Ltd. (a)	547,700	7,728,047
Maxim Integrated Products, Inc.	500,000	10,275,000
Microchip Technology, Inc.	95,800	3,066,558
NVIDIA Corp. (a)	1,130,650	14,291,416
PMC-Sierra, Inc. (a)	900,000	8,100,000
Powertech Technology, Inc.	235,400	738,539
Qimonda AG sponsored ADR (a)	300,000	603,000
Richtek Technology Corp.	1,100,000	9,168,119
Samsung Electronics Co. Ltd.	20,000	9,378,422
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	1,010,000	6,948,800
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,507,562	14,638,427
Texas Instruments, Inc.	3,494,000	85,637,940
Xilinx, Inc.	1,300,000	33,774,000
Zoran Corp. (a)	700,000	6,230,000
		625,149,249
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		853,994,225
SOFTWARE - 1.7%
Home Entertainment Software - 1.7%
Nintendo Co. Ltd.	40,000	19,552,000
TOTAL COMMON STOCKS (Cost $1,343,261,996)		1,091,720,113
Money Market Funds - 8.2%

Fidelity Cash Central Fund, 2.31% (b)	40,160,883	$ 40,160,883
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	52,735,511	52,735,511
TOTAL MONEY MARKET FUNDS (Cost $92,896,394)		92,896,394
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 2.01%, dated 8/29/08 due 9/2/08 (Collateralized by U.S. Treasury Obligations) # (Cost $48,000)	$ 48,011	$ 48,000
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $1,436,206,390)	1,184,664,507
NET OTHER ASSETS - (4.4)%	(49,851,324)
NET ASSETS - 100%	$ 1,134,813,183
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $279,305 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arrowhead Research Corp. warrants 5/21/17	5/18/07	$ 1,033,745
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$48,000 due 9/02/08 at 2.01%
BNP Paribas Securities Corp.	$ 7,641
Banc of America Securities LLC	9,783
Deutsche Bank Securities, Inc.	20,792
ING Financial Markets LLC	4,892
J.P. Morgan Securities, Inc.	4,892
$ 48,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 254,828
Fidelity Securities Lending Cash Central Fund	409,620
Total	$ 664,448
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Arrowhead Research Corp.	$ 10,303,312	$ 251,673	$ 1,229,993	$ -	$ 6,719,367
Nanophase Technologies Corp.	6,595,232	-	1,598,876	-	2,708,861
Total	$ 16,898,544	$ 251,673	$ 2,828,869	$ -	$ 9,428,228
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	1,184,664,507	1,152,785,418	31,879,089	-
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	78.6%
Taiwan	7.9%
Germany	2.3%
Cayman Islands	2.2%
Japan	1.7%
United Kingdom	1.7%
Canada	1.3%
Netherlands	1.2%
Others (individually less than 1%)	3.1%
100.0%
Income Tax Information

At February 29, 2008, the fund had a capital loss carryforward of approximately $2,386,596,566 of which $804,312,747, $1,514,779,921 and $67,503,898 will expire on February 28, 2010, 2011 and February 29, 2012, respectively.

The fund intends to elect to defer to its fiscal year ending February 28, 2009 approximately $107,668,803 of losses recognized during the period November 1, 2007 to February 29, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Electronics Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $50,702,158 and repurchase agreements of $48,000) - See accompanying schedule: Unaffiliated issuers (cost $1,314,829,721)	$ 1,082,339,885
Fidelity Central Funds (cost $92,896,394)	92,896,394
Other affiliated issuers (cost $28,480,275)	9,428,228
Total Investments (cost $1,436,206,390)		$ 1,184,664,507
Cash		3,636
Receivable for investments sold		226,345
Receivable for fund shares sold		309,055
Dividends receivable		3,878,240
Distributions receivable from Fidelity Central Funds		89,422
Prepaid expenses		1,540
Other receivables		45,058
Total assets		1,189,217,803

Liabilities
Payable for investments purchased	$ 7,866
Payable for fund shares redeemed	715,135
Accrued management fee	537,212
Other affiliated payables	290,827
Other payables and accrued expenses	118,069
Collateral on securities loaned, at value	52,735,511
Total liabilities		54,404,620

Net Assets		$ 1,134,813,183
Net Assets consist of:
Paid in capital		$ 3,974,151,837
Undistributed net investment income		4,400,348
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,592,172,539)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(251,566,463)
Net Assets, for 30,163,930 shares outstanding		$ 1,134,813,183
Net Asset Value, offering price and redemption price per share ($1,134,813,183 ÷ 30,163,930 shares)		$ 37.62

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 12,168,947
Interest		72,999
Income from Fidelity Central Funds (including $409,620 from security lending)		664,448
		12,906,394
Less foreign taxes withheld		(1,289,821)
Total income		11,616,573

Expenses
Management fee	$ 3,406,773
Transfer agent fees	1,593,042
Accounting and security lending fees	207,780
Custodian fees and expenses	74,804
Independent trustees' compensation	2,687
Depreciation in deferred trustee compensation account	(132)
Registration fees	22,199
Audit	17,482
Legal	5,471
Miscellaneous	109,021
Total expenses before reductions	5,439,127
Expense reductions	(73,036)	5,366,091
Net investment income (loss)		6,250,482
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(88,297,532)
Other affiliated issuers	(2,037,076)
Foreign currency transactions	(178,468)
Total net realized gain (loss)		(90,513,076)
Change in net unrealized appreciation (depreciation) on: Investment securities	102,115,414
Assets and liabilities in foreign currencies	(24,894)
Total change in net unrealized appreciation (depreciation)		102,090,520
Net gain (loss)		11,577,444
Net increase (decrease) in net assets resulting from operations		$ 17,827,926

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,250,482	$ 6,113,873
Net realized gain (loss)	(90,513,076)	22,171,161
Change in net unrealized appreciation (depreciation)	102,090,520	(302,178,662)
Net increase (decrease) in net assets resulting from operations	17,827,926	(273,893,628)
Distributions to shareholders from net investment income	-	(5,736,828)
Distributions to shareholders from net realized gain	-	(4,099,933)
Total distributions	-	(9,836,761)
Share transactions Proceeds from sales of shares	54,826,527	145,805,179
Reinvestment of distributions	-	9,356,072
Cost of shares redeemed	(139,686,035)	(613,892,168)
Net increase (decrease) in net assets resulting from share transactions	(84,859,508)	(458,730,917)
Redemption fees	20,130	63,102
Total increase (decrease) in net assets	(67,011,452)	(742,398,204)

Net Assets
Beginning of period	1,201,824,635	1,944,222,839
End of period (including undistributed net investment income of $4,400,348 and distributions in excess of net investment income of $1,850,134, respectively)	$ 1,134,813,183	$ 1,201,824,635
Other Information Shares
Sold	1,398,409	3,124,320
Issued in reinvestment of distributions	-	199,414
Redeemed	(3,567,862)	(13,126,353)
Net increase (decrease)	(2,169,453)	(9,802,619)

Financial Highlights

Six months ended August 31, 2008

Years ended February 29,

(Unaudited)

2008 I

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 37.17	$ 46.14	$ 46.60	$ 38.93	$ 43.67	$ 24.90
Income from Investment Operations
Net investment income (loss) E	.20	.17	.05	(.07)	(.17)	(.25)
Net realized and unrealized gain (loss)	.25	(8.85)	(.48)	7.73	(4.58)	19.01
Total from investment operations	.45	(8.68)	(.43)	7.66	(4.75)	18.76
Distributions from net investment income	-	(.17)	(.03)	-	-	-
Distributions from net realized gain	-	(.12)	-	-	-	-
Total distributions	-	(.29)	(.03)	-	-	-
Redemption fees added to paid in capital E	- J	- J	- J	.01	.01	.01
Net asset value, end of period	$ 37.62	$ 37.17	$ 46.14	$ 46.60	$ 38.93	$ 43.67
Total Return B, C, D	1.21%	(18.95)%	(.92)%	19.70%	(10.85)%	75.38%
Ratios to Average Net Assets F, H
Expenses before reductions	.89% A	.87%	.91%	.95%	.96%	1.08%
Expenses net of fee waivers, if any	.89% A	.87%	.91%	.95%	.96%	1.08%
Expenses net of all reductions	.88% A	.86%	.89%	.88%	.89%	1.06%
Net investment income (loss)	1.02% A	.36%	.11%	(.17)%	(.45)%	(.70)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,134,813	$ 1,201,825	$ 1,944,223	$ 2,840,570	$ 2,797,324	$ 4,110,073
Portfolio turnover rate G	88% A	87%	97%	80%	119%	50%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select IT Services Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Accenture Ltd. Class A	12.9	15.6
Visa, Inc.	12.5	0.0
The Western Union Co.	10.8	11.8
MasterCard, Inc. Class A	6.3	4.2
Cognizant Technology Solutions Corp. Class A	4.7	5.9
Affiliated Computer Services, Inc. Class A	4.6	4.9
Fiserv, Inc.	4.6	8.3
Automatic Data Processing, Inc.	4.3	4.4
Alliance Data Systems Corp.	4.1	1.4
Paychex, Inc.	3.4	6.7
	68.2
Top Industries (% of fund's net assets)
As of August 31, 2008
IT Services	90.4%
Software	2.1%
Semiconductors & Semiconductor Equipment	1.3%
Energy Equipment & Services	1.2%
Diversified Financial Services	1.1%
All Others*	3.9%

As of February 29, 2008
IT Services	85.5%
Software	5.0%
Internet Software & Services	3.2%
Communications Equipment	1.9%
Commercial Services & Supplies	1.2%
All Others*	3.2%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select IT Services Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.8%
Communications Equipment - 0.8%
Nice Systems Ltd. sponsored ADR (a)	19,900	$ 609,537
COMPUTERS & PERIPHERALS - 0.6%
Computer Hardware - 0.6%
NCR Corp. (a)	18,100	478,926
DIVERSIFIED FINANCIAL SERVICES - 1.1%
Specialized Finance - 1.1%
MSCI, Inc. Class A	27,800	829,830
ENERGY EQUIPMENT & SERVICES - 1.2%
Oil & Gas Equipment & Services - 1.2%
IHS, Inc. Class A (a)	14,800	949,568
IT SERVICES - 90.4%
Data Processing & Outsourced Services - 64.3%
Affiliated Computer Services, Inc. Class A (a)	67,400	3,588,376
Alliance Data Systems Corp. (a)	49,900	3,205,576
Automatic Data Processing, Inc.	75,800	3,364,004
Computer Sciences Corp. (a)	21,000	987,630
CyberSource Corp. (a)	62,301	1,070,331
Fidelity National Information Services, Inc.	31,100	679,535
Fiserv, Inc. (a)	68,700	3,562,782
Global Payments, Inc.	7,400	356,754
Lender Processing Services, Inc.	58,500	1,948,050
MasterCard, Inc. Class A (d)	20,115	4,878,893
Metavante Holding Co. (a)	63,500	1,501,140
Paychex, Inc. (d)	77,387	2,637,349
The Western Union Co.	304,600	8,413,052
VeriFone Holdings, Inc. (a)(d)	112,600	2,270,016
Visa, Inc.	127,312	9,662,981
Wright Express Corp. (a)	60,500	1,799,875
		49,926,344
IT Consulting & Other Services - 26.1%
Accenture Ltd. Class A	242,700	10,038,073
Cognizant Technology Solutions Corp. Class A (a)	123,816	3,630,285
Perot Systems Corp. Class A (a)	105,600	1,879,680
Sapient Corp. (a)	208,000	1,928,160

	Shares	Value
Satyam Computer Services Ltd. sponsored ADR	51,100	$ 1,137,486
Unisys Corp. (a)	394,000	1,611,460
		20,225,144
TOTAL IT SERVICES		70,151,488
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
Semiconductors - 1.3%
Skyworks Solutions, Inc. (a)	102,800	997,160
SOFTWARE - 2.1%
Application Software - 0.8%
Informatica Corp. (a)	36,800	620,816
Systems Software - 1.3%
CommVault Systems, Inc. (a)	59,400	1,001,484
TOTAL SOFTWARE		1,622,300
TOTAL COMMON STOCKS (Cost $68,866,749)		75,638,809
Money Market Funds - 13.8%

Fidelity Cash Central Fund, 2.31% (b)	4,393,878	4,393,878
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	6,300,490	6,300,490
TOTAL MONEY MARKET FUNDS (Cost $10,694,368)		10,694,368
TOTAL INVESTMENT PORTFOLIO - 111.3% (Cost $79,561,117)	86,333,177
NET OTHER ASSETS - (11.3)%	(8,740,644)
NET ASSETS - 100%	$ 77,592,533
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,655
Fidelity Securities Lending Cash Central Fund	20,275
Total	$ 36,930
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	86,333,177	86,333,177	-	-
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.8%
Bermuda	12.9%
India	1.5%
Others (individually less than 1%)	0.8%
100.0%
Income Tax Information
The fund intends to elect to defer to its fiscal year ending February 28, 2009 approximately $1,381,541 of losses recognized during the period November 1, 2007 to February 29, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select IT Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,088,319) - See accompanying schedule: Unaffiliated issuers (cost $68,866,749)	$ 75,638,809
Fidelity Central Funds (cost $10,694,368)	10,694,368
Total Investments (cost $79,561,117)		$ 86,333,177
Receivable for fund shares sold		1,204,293
Dividends receivable		6,148
Distributions receivable from Fidelity Central Funds		7,076
Prepaid expenses		44
Other receivables		10,116
Total assets		87,560,854

Liabilities
Payable for investments purchased	$ 3,597,235
Payable for fund shares redeemed	3,340
Accrued management fee	32,029
Other affiliated payables	15,882
Other payables and accrued expenses	19,345
Collateral on securities loaned, at value	6,300,490
Total liabilities		9,968,321

Net Assets		$ 77,592,533
Net Assets consist of:
Paid in capital		$ 76,484,177
Accumulated net investment loss		(139,007)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,524,172)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,771,535
Net Assets, for 4,626,199 shares outstanding		$ 77,592,533
Net Asset Value, offering price and redemption price per share ($77,592,533 ÷ 4,626,199 shares)		$ 16.77

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 106,071
Interest		1,417
Income from Fidelity Central Funds (including $20,275 from security lending)		36,930
Total income		144,418

Expenses
Management fee	$ 161,816
Transfer agent fees	74,117
Accounting and security lending fees	12,226
Custodian fees and expenses	4,900
Independent trustees' compensation	115
Registration fees	10,704
Audit	16,108
Legal	146
Miscellaneous	3,293
Total expenses		283,425
Net investment income (loss)		(139,007)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,708,561)
Foreign currency transactions	(9)
Total net realized gain (loss)		(3,708,570)
Change in net unrealized appreciation (depreciation) on: Investment securities	8,825,466
Assets and liabilities in foreign currencies	(1,001)
Total change in net unrealized appreciation (depreciation)		8,824,465
Net gain (loss)		5,115,895
Net increase (decrease) in net assets resulting from operations		$ 4,976,888

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select IT Services Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (139,007)	$ (154,598)
Net realized gain (loss)	(3,708,570)	2,938,480
Change in net unrealized appreciation (depreciation)	8,824,465	(6,523,106)
Net increase (decrease) in net assets resulting from operations	4,976,888	(3,739,224)
Distributions to shareholders from net realized gain	-	(5,634,398)
Share transactions Proceeds from sales of shares	60,304,105	55,191,810
Reinvestment of distributions	-	5,422,390
Cost of shares redeemed	(26,534,920)	(46,509,564)
Net increase (decrease) in net assets resulting from share transactions	33,769,185	14,104,636
Redemption fees	4,113	6,975
Total increase (decrease) in net assets	38,750,186	4,737,989

Net Assets
Beginning of period	38,842,347	34,104,358
End of period (including accumulated net investment loss of $139,007 and accumulated net investment loss of $0, respectively)	$ 77,592,533	$ 38,842,347
Other Information Shares
Sold	3,633,228	3,017,956
Issued in reinvestment of distributions	-	325,365
Redeemed	(1,637,687)	(2,673,018)
Net increase (decrease)	1,995,541	670,303

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 K

2007

2006

2005

2004K

Selected Per-Share Data
Net asset value, beginning of period	$ 14.77	$ 17.40	$ 17.43	$ 15.50	$ 14.14	$ 10.20
Income from Investment Operations
Net investment income (loss)E	(.04)	(.06)	(.07)	(.03)H	(.10)I	(.15)
Net realized and unrealized gain (loss)	2.04	(.25)	1.73	2.59	1.70	4.09
Total from investment operations	2.00	(.31)	1.66	2.56	1.60	3.94
Distributions from net realized gain	-	(2.32)	(1.70)	(.63)	(.24)	-
Redemption fees added to paid in capitalE	-L	-L	.01	-L	-L	-L
Net asset value, end of period	$ 16.77	$ 14.77	$ 17.40	$ 17.43	$ 15.50	$ 14.14
Total ReturnB, C, D	13.54%	(2.94)%	10.11%	17.14%	11.26%	38.63%
Ratios to Average Net AssetsF, J
Expenses before reductions	.97%A	1.06%	1.19%	1.22%	1.24%	1.64%
Expenses net of fee waivers, if any	.97%A	1.06%	1.16%	1.22%	1.23%	1.64%
Expenses net of all reductions	.97%A	1.06%	1.15%	1.18%	1.21%	1.63%
Net investment income (loss)	(.48)%A	(.32)%	(.42)%	(.17)% H	(.66)% I	(1.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,593	$ 38,842	$ 34,104	$ 39,392	$ 37,165	$ 35,068
Portfolio turnover rateG	135%A	212%	200%	73%	88%	54%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.50) %. I Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.81) %. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. K For the year ended February 29. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Networking and Infrastructure Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Cisco Systems, Inc.	9.1	10.7
Research In Motion Ltd.	7.6	4.9
EMC Corp.	6.1	4.1
CommScope, Inc.	5.4	0.0
Google, Inc. Class A (sub. vtg.)	4.0	8.0
Broadcom Corp. Class A	4.0	3.6
Sun Microsystems, Inc.	3.6	0.0
ADC Telecommunications, Inc.	3.1	1.2
F5 Networks, Inc.	3.0	2.2
Starent Networks Corp.	2.7	2.3
	48.6
Top Industries (% of fund's net assets)
As of August 31, 2008
Communications Equipment	49.5%
Semiconductors & Semiconductor Equipment	22.7%
Computers & Peripherals	9.8%
Internet Software & Services	5.4%
Software	1.5%
All Others*	11.1%

As of February 29, 2008
Communications Equipment	50.5%
Semiconductors & Semiconductor Equipment	25.0%
Computers & Peripherals	8.4%
Internet Software & Services	8.3%
Software	2.9%
All Others*	4.9%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Networking and Infrastructure Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.0%
	Shares	Value
BUILDING PRODUCTS - 0.4%
Building Products - 0.4%
Asahi Glass Co. Ltd.	23,000	$ 244,180
COMMUNICATIONS EQUIPMENT - 49.2%
Communications Equipment - 49.2%
Acme Packet, Inc. (a)	700	4,473
ADC Telecommunications, Inc. (a)(d)	173,400	1,777,350
Adtran, Inc.	11,200	255,360
ADVA AG Optical Networking (a)(d)	108,636	286,854
Airvana, Inc. (a)	43,500	221,415
Alcatel-Lucent SA sponsored ADR (a)	178,400	1,102,512
Arris Group, Inc. (a)	68,700	649,902
Aruba Networks, Inc. (a)(d)	1,100	6,919
Bookham, Inc. (a)	139,700	236,093
Ciena Corp. (a)	32,100	557,898
Cisco Systems, Inc. (a)	213,400	5,132,266
Cogo Group, Inc. (a)(d)	160,200	882,702
CommScope, Inc. (a)(d)	62,600	3,065,522
Comverse Technology, Inc. (a)	48,700	672,547
Corning, Inc.	50,300	1,033,162
DragonWave, Inc. (a)	52,400	182,570
F5 Networks, Inc. (a)	49,400	1,685,034
Finisar Corp. (a)	289,500	419,775
Foxconn International Holdings Ltd. (a)	39,000	29,283
Harmonic, Inc. (a)	145,500	1,280,400
Harris Stratex Networks, Inc. Class A (a)	25,400	237,744
Infinera Corp. (a)	11,800	130,036
Nortel Networks Corp. (a)	49,857	301,410
Opnext, Inc. (a)	4,700	29,798
Optium Corp. (a)	200	1,798
Powerwave Technologies, Inc. (a)	122,500	618,625
RADWARE Ltd. (a)	6,500	63,375
Research In Motion Ltd. (a)	35,100	4,268,160
Sandvine Corp. (a)	166,900	179,167
Sandvine Corp. (U.K.) (a)	230,900	252,475
Sonus Networks, Inc. (a)(d)	76,900	259,922
Starent Networks Corp. (a)	109,900	1,513,323
Symmetricom, Inc. (a)	82,000	403,440
		27,741,310
COMPUTERS & PERIPHERALS - 9.8%
Computer Hardware - 3.6%
Sun Microsystems, Inc. (a)	224,200	2,017,800
Computer Storage & Peripherals - 6.2%
EMC Corp. (a)	223,800	3,419,664
Isilon Systems, Inc. (a)	100	506
TPV Technology Ltd.	158,000	77,334
		3,497,504
TOTAL COMPUTERS & PERIPHERALS		5,515,304

	Shares	Value
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%
Electronic Equipment & Instruments - 0.0%
Chi Mei Optoelectronics Corp.	4,245	$ 3,599
Electronic Manufacturing Services - 0.8%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	76,280	386,779
SMART Modular Technologies (WWH), Inc. (a)	22,400	70,112
		456,891
Technology Distributors - 0.0%
Mellanox Technologies Ltd. (a)	100	1,212
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		461,702
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
athenahealth, Inc.	100	3,225
HOUSEHOLD DURABLES - 0.2%
Consumer Electronics - 0.2%
DEI Holdings, Inc. (a)	48,100	68,783
Thomson SA (a)	11,800	55,046
		123,829
INTERNET SOFTWARE & SERVICES - 5.4%
Internet Software & Services - 5.4%
Ariba, Inc. (a)	46,000	677,580
Constant Contact, Inc.	100	1,710
DivX, Inc. (a)	100	918
Google, Inc. Class A (sub. vtg.) (a)	4,900	2,270,121
Openwave Systems, Inc. (a)	54,200	78,048
Switch & Data Facilities Co., Inc. (a)	300	4,344
		3,032,721
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 22.7%
Semiconductor Equipment - 2.1%
Credence Systems Corp. (a)	127,500	144,075
Tessera Technologies, Inc. (a)	44,500	1,035,515
		1,179,590
Semiconductors - 20.6%
Advanced Semiconductor Engineering, Inc. sponsored ADR	26,033	92,938
Altera Corp.	61,100	1,383,304
Applied Micro Circuits Corp. (a)	51,450	409,542
AuthenTec, Inc. (a)	64,700	525,688
Broadcom Corp. Class A (a)(d)	93,950	2,260,437
Cree, Inc. (a)	2,700	62,937
Cypress Semiconductor Corp. (a)(d)	32,800	1,063,376
Hittite Microwave Corp. (a)	8,700	307,893
Infineon Technologies AG sponsored ADR (a)	72,900	620,379
Lattice Semiconductor Corp. (a)	34,500	80,730
Maxim Integrated Products, Inc.	6,900	141,795
MediaTek, Inc.	5,050	58,654
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Mindspeed Technologies, Inc. (a)(d)	138,426	$ 505,255
MIPS Technologies, Inc. (a)	33,500	133,330
ON Semiconductor Corp. (a)	26,450	250,482
PMC-Sierra, Inc. (a)	72,300	650,700
Realtek Semiconductor Corp.	19,380	39,614
Richtek Technology Corp.	7,700	64,177
Silicon Laboratories, Inc. (a)	8,400	283,164
Siliconware Precision Industries Co. Ltd. sponsored ADR	14,241	97,978
Spansion, Inc. Class A (a)	46,200	103,950
Spreadtrum Communications, Inc. ADR (a)	900	2,916
Tower Semicondutor Ltd. (a)	239,700	174,981
Xilinx, Inc.	54,500	1,415,910
Zoran Corp. (a)	101,100	899,790
		11,629,920
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		12,809,510
SOFTWARE - 1.5%
Application Software - 1.2%
Ulticom, Inc. (a)	95,200	666,400
Systems Software - 0.3%
Allot Communications Ltd. (a)	2,800	6,944
Double-Take Software, Inc. (a)	12,200	159,942
Macrovision Solutions Corp. (a)	42	652
		167,538
TOTAL SOFTWARE		833,938
TOTAL COMMON STOCKS (Cost $65,326,878)		50,765,719
Convertible Bonds - 0.3%
	Principal Amount	Value
COMMUNICATIONS EQUIPMENT - 0.3%
Communications Equipment - 0.3%
Ciena Corp. 0.25% 5/1/13 (Cost $230,000)	$ 230,000	$ 167,212
Money Market Funds - 20.9%
	Shares
Fidelity Cash Central Fund, 2.31% (b)	4,825,737	4,825,737
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	6,998,488	6,998,488
TOTAL MONEY MARKET FUNDS (Cost $11,824,225)		11,824,225
TOTAL INVESTMENT PORTFOLIO - 111.2% (Cost $77,381,103)	62,757,156
NET OTHER ASSETS - (11.2)%	(6,320,959)
NET ASSETS - 100%	$ 56,436,197
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 88,846
Fidelity Securities Lending Cash Central Fund	16,970
Total	$ 105,816
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	62,757,156	62,345,764	411,392	-
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.7%
Canada	9.1%
France	2.1%
Germany	1.6%
Taiwan	1.4%
Others (individually less than 1%)	1.1%
100.0%
Income Tax Information

At February 29, 2008, the fund had a capital loss carryforward of approximately $188,539,780 of which $99,728,449, $83,559,188, $3,347,694 and $1,904,449 will expire on February 28, 2010, 2011, 2013 and February 29, 2016, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Networking and Infrastructure Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,710,905) - See accompanying schedule: Unaffiliated issuers (cost $65,556,878)	$ 50,932,931
Fidelity Central Funds (cost $11,824,225)	11,824,225
Total Investments (cost $77,381,103)		$ 62,757,156
Receivable for investments sold		2,353,542
Receivable for fund shares sold		35,470
Dividends receivable		28,724
Interest receivable		190
Distributions receivable from Fidelity Central Funds		15,990
Prepaid expenses		65
Total assets		65,191,137

Liabilities
Payable to custodian bank	$ 3,560
Payable for investments purchased	1,655,769
Payable for fund shares redeemed	34,002
Accrued management fee	26,873
Other affiliated payables	16,134
Other payables and accrued expenses	20,114
Collateral on securities loaned, at value	6,998,488
Total liabilities		8,754,940

Net Assets		$ 56,436,197
Net Assets consist of:
Paid in capital		$ 260,013,386
Accumulated net investment loss		(123,586)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(188,829,482)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(14,624,121)
Net Assets, for 26,819,374 shares outstanding		$ 56,436,197
Net Asset Value, offering price and redemption price per share ($56,436,197 ÷ 26,819,374 shares)		$ 2.10

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 59,812
Interest		5,195
Income from Fidelity Central Funds (including $16,970 from security lending)		105,816
Total income		170,823

Expenses
Management fee	$ 158,169
Transfer agent fees	84,669
Accounting and security lending fees	11,578
Custodian fees and expenses	2,673
Independent trustees' compensation	121
Registration fees	12,432
Audit	16,110
Legal	486
Miscellaneous	8,172
Total expenses before reductions	294,410
Expense reductions	(1)	294,409
Net investment income (loss)		(123,586)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	87,431
Foreign currency transactions	(1,781)
Total net realized gain (loss)		85,650
Change in net unrealized appreciation (depreciation) on: Investment securities	2,512,543
Assets and liabilities in foreign currencies	(364)
Total change in net unrealized appreciation (depreciation)		2,512,179
Net gain (loss)		2,597,829
Net increase (decrease) in net assets resulting from operations		$ 2,474,243

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Networking and Infrastructure Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (123,586)	$ (542,672)
Net realized gain (loss)	85,650	(1,134,486)
Change in net unrealized appreciation (depreciation)	2,512,179	(10,930,239)
Net increase (decrease) in net assets resulting from operations	2,474,243	(12,607,397)
Share transactions Proceeds from sales of shares	26,027,135	30,151,708
Cost of shares redeemed	(20,832,511)	(59,927,418)
Net increase (decrease) in net assets resulting from share transactions	5,194,624	(29,775,710)
Redemption fees	9,207	12,513
Total increase (decrease) in net assets	7,678,074	(42,370,594)

Net Assets
Beginning of period	48,758,123	91,128,717
End of period (including accumulated net investment loss of $123,586 and accumulated net investment loss of $0, respectively)	$ 56,436,197	$ 48,758,123
Other Information Shares
Sold	12,102,645	12,045,121
Redeemed	(10,024,681)	(23,884,149)
Net increase (decrease)	2,077,964	(11,839,028)

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008I

2007

2006

2005

2004I

Selected Per-Share Data
Net asset value, beginning of period	$ 1.97	$ 2.49	$ 2.58	$ 2.14	$ 2.66	$ 1.52
Income from Investment Operations
Net investment income (loss) E	-	(.02)	(.02)	(.02)	(.02)	(.02)
Net realized and unrealized gain (loss)	.13	(.50)	(.07)	.46	(.50)	1.16
Total from investment operations	.13	(.52)	(.09)	.44	(.52)	1.14
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 2.10	$ 1.97	$ 2.49	$ 2.58	$ 2.14	$ 2.66
Total ReturnB, C, D	6.60%	(20.88)%	(3.49)%	20.56%	(19.55)%	75.00%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.04%A	1.02%	1.09%	1.14%	1.17%	1.43%
Expenses net of fee waivers, if any	1.04%A	1.02%	1.09%	1.14%	1.17%	1.43%
Expenses net of all reductions	1.04%A	1.01%	1.08%	1.02%	1.07%	1.39%
Net investment income (loss)	(.43)%A	(.76)%	(.84)%	(.84)%	(.89)%	(1.00)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,436	$ 48,758	$ 91,129	$ 125,367	$ 109,960	$ 211,468
Portfolio turnover rateG	96%A	37%	136%	201%	160%	57%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Software and Computer Services Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	14.3	14.0
Google, Inc. Class A (sub. vtg.)	11.7	13.4
Oracle Corp.	9.7	7.2
Cognizant Technology Solutions Corp. Class A	7.6	8.9
Visa, Inc.	5.8	0.0
MasterCard, Inc. Class A	3.6	3.7
Adobe Systems, Inc.	3.4	0.0
Symantec Corp.	2.6	0.0
Satyam Computer Services Ltd. sponsored ADR	2.6	3.5
Quest Software, Inc.	2.5	1.9
	63.8
Top Industries (% of fund's net assets)
As of August 31, 2008
Software	48.3%
IT Services	31.2%
Internet Software & Services	15.4%
Diversified Consumer Services	0.9%
Computers & Peripherals	0.5%
All Others*	3.7%

As of February 29, 2008
Software	45.1%
IT Services	30.5%
Internet Software & Services	20.1%
All Others*	4.3%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Software and Computer Services Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.5%
Communications Equipment - 0.5%
Research In Motion Ltd. (a)	32,400	$ 3,939,840
COMPUTERS & PERIPHERALS - 0.5%
Computer Hardware - 0.5%
Apple, Inc. (a)	23,400	3,967,002
DIVERSIFIED CONSUMER SERVICES - 0.9%
Education Services - 0.9%
Educomp Solutions Ltd.	75,000	6,446,632
INTERNET SOFTWARE & SERVICES - 15.4%
Internet Software & Services - 15.4%
eBay, Inc. (a)	511,600	12,754,188
Google, Inc. Class A (sub. vtg.) (a)(d)	193,800	89,785,602
Omniture, Inc. (a)	226,576	4,037,584
Open Text Corp. (a)(d)	90,000	3,199,303
Yahoo!, Inc. (a)	417,000	8,081,460
		117,858,137
IT SERVICES - 31.2%
Data Processing & Outsourced Services - 17.1%
Affiliated Computer Services, Inc. Class A (a)	151,600	8,071,184
Alliance Data Systems Corp. (a)	142,100	9,128,504
ExlService Holdings, Inc. (a)	806,834	8,794,491
Genpact Ltd.	332,700	4,707,705
MasterCard, Inc. Class A (d)	114,200	27,699,210
Syntel, Inc. (d)	258,800	8,558,516
The Western Union Co.	476,400	13,158,168
Visa, Inc. (d)	588,000	44,629,200
WNS Holdings Ltd. ADR (a)	432,650	5,879,714
		130,626,692
IT Consulting & Other Services - 14.1%
Accenture Ltd. Class A	264,000	10,919,040
Cognizant Technology Solutions Corp. Class A (a)	1,978,600	58,012,552
Infosys Technologies Ltd. sponsored ADR	380,700	15,715,296
Patni Computer Systems Ltd. sponsored ADR (d)	368,900	4,002,565
Satyam Computer Services Ltd. sponsored ADR (d)	878,400	19,553,184
		108,202,637
TOTAL IT SERVICES		238,829,329
SOFTWARE - 48.3%
Application Software - 11.8%
Adobe Systems, Inc. (a)	612,400	26,229,092
Ansys, Inc. (a)	200,200	8,878,870
Autonomy Corp. PLC (a)	356,200	7,465,097

	Shares	Value
Concur Technologies, Inc. (a)	97,900	$ 4,302,705
Informatica Corp. (a)	841,200	14,191,044
Nuance Communications, Inc. (a)(d)	372,300	5,882,340
Quest Software, Inc. (a)	1,275,514	18,864,852
Salesforce.com, Inc. (a)	78,800	4,414,376
		90,228,376
Home Entertainment Software - 6.1%
Activision Blizzard, Inc. (a)	497,600	16,331,232
Gameloft (a)	357,800	1,826,564
Nintendo Co. Ltd.	36,700	17,938,960
Ubisoft Entertainment SA (a)	114,368	10,725,673
		46,822,429
Systems Software - 30.4%
CA, Inc.	499,000	11,931,090
McAfee, Inc. (a)	255,000	10,087,800
Microsoft Corp. (d)	4,023,600	109,804,044
Novell, Inc. (a)	1,049,336	6,747,230
Oracle Corp. (a)(d)	3,384,300	74,217,699
Symantec Corp. (a)	889,900	19,853,669
		232,641,532
TOTAL SOFTWARE		369,692,337
TOTAL COMMON STOCKS (Cost $677,298,808)		740,733,277
Money Market Funds - 16.1%

Fidelity Cash Central Fund, 2.31% (b)	15,211,520	15,211,520
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	108,087,250	108,087,250
TOTAL MONEY MARKET FUNDS (Cost $123,298,770)		123,298,770
TOTAL INVESTMENT PORTFOLIO - 112.9% (Cost $800,597,578)	864,032,047
NET OTHER ASSETS - (12.9)%	(98,712,538)
NET ASSETS - 100%	$ 765,319,509
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 137,451
Fidelity Securities Lending Cash Central Fund	777,154
Total	$ 914,605
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	864,032,047	846,093,087	17,938,960	-
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.3%
India	6.0%
Japan	2.4%
Bermuda	2.0%
United Kingdom	1.8%
France	1.6%
Others (individually less than 1%)	0.9%
100.0%
Income Tax Information
At February 29, 2008, the fund had a capital loss carryforward of approximately $10,982,618 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Software and Computer Services Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $105,114,152) - See accompanying schedule: Unaffiliated issuers (cost $677,298,808)	$ 740,733,277
Fidelity Central Funds (cost $123,298,770)	123,298,770
Total Investments (cost $800,597,578)		$ 864,032,047
Receivable for investments sold		9,170,657
Receivable for fund shares sold		404,080
Dividends receivable		571,456
Distributions receivable from Fidelity Central Funds		71,039
Prepaid expenses		763
Other receivables		187,165
Total assets		874,437,207

Liabilities
Payable for fund shares redeemed	454,895
Accrued management fee	360,097
Other affiliated payables	171,604
Other payables and accrued expenses	43,852
Collateral on securities loaned, at value	108,087,250
Total liabilities		109,117,698

Net Assets		$ 765,319,509
Net Assets consist of:
Paid in capital		$ 722,188,860
Accumulated net investment loss		(287,959)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,002,222)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		63,420,830
Net Assets, for 11,182,416 shares outstanding		$ 765,319,509
Net Asset Value, offering price and redemption price per share ($765,319,509 ÷ 11,182,416 shares)		$ 68.44

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 2,184,823
Interest		23,180
Income from Fidelity Central Funds (including $777,154 from security lending)		914,605
Total income		3,122,608

Expenses
Management fee	$ 2,243,915
Transfer agent fees	889,992
Accounting and security lending fees	151,768
Custodian fees and expenses	16,913
Independent trustees' compensation	1,612
Registration fees	29,520
Audit	19,542
Legal	3,550
Interest	4,140
Miscellaneous	54,046
Total expenses before reductions	3,414,998
Expense reductions	(5,632)	3,409,366
Net investment income (loss)		(286,758)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $(1,852))	(5,665,586)
Foreign currency transactions	79,654
Total net realized gain (loss)		(5,585,932)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $409,123)	22,647,717
Assets and liabilities in foreign currencies	(18,576)
Total change in net unrealized appreciation (depreciation)		22,629,141
Net gain (loss)		17,043,209
Net increase (decrease) in net assets resulting from operations		$ 16,756,451

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (286,758)	$ (2,412,479)
Net realized gain (loss)	(5,585,932)	52,869,759
Change in net unrealized appreciation (depreciation)	22,629,141	(37,071,087)
Net increase (decrease) in net assets resulting from operations	16,756,451	13,386,193
Share transactions Proceeds from sales of shares	103,559,068	321,624,565
Cost of shares redeemed	(122,787,454)	(491,985,679)
Net increase (decrease) in net assets resulting from share transactions	(19,228,386)	(170,361,114)
Redemption fees	14,654	87,368
Total increase (decrease) in net assets	(2,457,281)	(156,887,553)

Net Assets
Beginning of period	767,776,790	924,664,343
End of period (including accumulated net investment loss of $287,959 and accumulated net investment loss of $1,201, respectively)	$ 765,319,509	$ 767,776,790
Other Information Shares
Sold	1,439,649	4,302,245
Redeemed	(1,756,085)	(6,927,231)
Net increase (decrease)	(316,436)	(2,624,986)

Financial Highlights

Six months ended August 31, 2008

Years ended February 29,

(Unaudited)

2008 K

2007

2006

2005

2004 K

Selected Per-Share Data
Net asset value, beginning of period	$ 66.77	$ 65.47	$ 53.94	$ 47.60	$ 51.37	$ 35.48
Income from Investment Operations
Net investment income (loss) E	(.03)	(.20)	(.21)	(.25)	.53 H	(.24) I
Net realized and unrealized gain (loss)	1.70	1.49	11.73	6.58	(3.79)	16.12
Total from investment operations	1.67	1.29	11.52	6.33	(3.26)	15.88
Distributions from net investment income	-	-	-	-	(.51)	-
Redemption fees added to paid in capital E	- L	.01	.01	.01	- L	.01
Net asset value, end of period	$ 68.44	$ 66.77	$ 65.47	$ 53.94	$ 47.60	$ 51.37
Total Return B, C, D	2.50%	1.99%	21.38%	13.32%	(6.43)%	44.79%
Ratios to Average Net Assets F, J
Expenses before reductions	.85% A	.86%	.92%	.96%	.98%	1.09%
Expenses net of fee waivers, if any	.85%A	.86%	.92%	.96%	.98%	1.09%
Expenses net of all reductions	.85%A	.86%	.91%	.91%	.92%	1.06%
Net investment income (loss)	(.07)%A	(.27)%	(.34)%	(.49)%	1.09%H	(.53)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 765,320	$ 767,777	$ 924,664	$ 563,799	$ 680,988	$ 846,946
Portfolio turnover rate G	51%A	38%	139%	59%	94%	81%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.76 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.48) %. I Investment income per share reflects a special dividend which amounted to $.03 per share. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. K For the year ended February 29. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Technology Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	12.0	1.0
Research In Motion Ltd.	6.8	2.4
Nintendo Co. Ltd.	5.3	8.3
QUALCOMM, Inc.	4.6	0.3
HTC Corp.	2.7	3.1
VisionChina Media, Inc. ADR	2.6	0.0
Applied Materials, Inc.	2.4	1.0
Visa, Inc.	2.1	0.0
Mindray Medical International Ltd. sponsored ADR	1.9	2.6
Synaptics, Inc.	1.8	1.0
	42.2
Top Industries (% of fund's net assets)
As of August 31, 2008
Communications Equipment	21.7%
Computers & Peripherals	19.8%
Semiconductors & Semiconductor Equipment	15.3%
Software	12.7%
Electrical Equipment	4.7%
All Others*	25.8%

As of February 29, 2008
Communications Equipment	27.9%
Semiconductors & Semiconductor Equipment	21.1%
Software	16.8%
Computers & Peripherals	10.1%
Internet Software & Services	6.5%
All Others*	17.6%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Technology Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.3%
Commercial Printing - 0.3%
Nissha Printing Co. Ltd.	71,700	$ 3,872,513
COMMUNICATIONS EQUIPMENT - 21.7%
Communications Equipment - 21.7%
ADC Telecommunications, Inc. (a)	1,820,000	18,655,000
ADVA AG Optical Networking (a)(d)	703,356	1,857,219
Alcatel-Lucent SA sponsored ADR (a)	520,500	3,216,690
Aruba Networks, Inc. (a)	27,600	173,604
AudioCodes Ltd. (a)	680,400	2,823,660
Balda AG (a)(d)	255,800	619,156
Cisco Systems, Inc. (a)	925,700	22,263,085
Cogo Group, Inc. (a)	799,234	4,403,779
CommScope, Inc. (a)	451,614	22,115,538
Comverse Technology, Inc. (a)	618,300	8,538,723
Delta Networks, Inc.	4,418,000	1,177,439
F5 Networks, Inc. (a)	197,600	6,740,136
Harris Stratex Networks, Inc. Class A (a)	328,400	3,073,824
Infinera Corp. (a)	276,900	3,051,438
Motorola, Inc.	646,900	6,093,798
NETGEAR, Inc. (a)	30,902	520,699
Opnext, Inc. (a)	258,800	1,640,792
Powerwave Technologies, Inc. (a)	2,710,000	13,685,500
QUALCOMM, Inc.	1,296,200	68,244,930
Research In Motion Ltd. (a)	840,500	102,204,800
Riverbed Technology, Inc. (a)	100	1,701
Sandvine Corp. (a)	3,502,400	3,759,815
Sandvine Corp. (U.K.) (a)	1,941,200	2,122,586
Sonus Networks, Inc. (a)(d)	935,732	3,162,774
Starent Networks Corp. (a)	1,856,763	25,567,627
		325,714,313
COMPUTERS & PERIPHERALS - 19.8%
Computer Hardware - 16.1%
Apple, Inc. (a)	1,056,700	179,142,346
Diebold, Inc.	262,614	10,412,645
Foxconn Technology Co. Ltd.	77,000	384,329
HTC Corp.	2,144,950	40,173,204
Palm, Inc. (d)	438,800	3,734,188
Stratasys, Inc. (a)(d)	450,400	7,503,664
		241,350,376
Computer Storage & Peripherals - 3.7%
Chicony Electronics Co. Ltd.	214,000	386,563
EMC Corp. (a)	9,800	149,744
Innolux Display Corp.	1,729,256	2,849,669
Netezza Corp. (a)	334,100	4,510,350
SanDisk Corp. (a)(d)	1,297,500	18,761,850
Synaptics, Inc. (a)(d)	526,130	27,537,644
TPV Technology Ltd.	3,000,000	1,468,365
		55,664,185
TOTAL COMPUTERS & PERIPHERALS		297,014,561

	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 1.6%
Education Services - 1.6%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	317,791	$ 23,548,313
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Integrated Telecommunication Services - 0.3%
Vimpel Communications sponsored ADR	161,400	3,878,442
ELECTRIC UTILITIES - 0.2%
Electric Utilities - 0.2%
Enernoc, Inc. (a)(d)	183,668	2,832,161
ELECTRICAL EQUIPMENT - 4.7%
Electrical Components & Equipment - 4.2%
Canadian Solar, Inc. (a)	111,400	3,611,588
centrotherm photovoltaics AG	5,038	345,136
Energy Conversion Devices, Inc. (a)(d)	106,000	7,968,020
First Solar, Inc. (a)	86,500	23,930,225
JA Solar Holdings Co. Ltd. ADR (a)	372,900	6,648,807
Neo-Neon Holdings Ltd.	12,136,000	4,120,698
Q-Cells AG (a)	39,700	3,999,198
Renewable Energy Corp. AS (a)	158,100	4,912,201
Roth & Rau AG	6,877	355,610
SolarWorld AG (d)	80,700	4,217,982
Sunpower Corp. Class A (a)	29,350	2,863,093
		62,972,558
Heavy Electrical Equipment - 0.5%
China High Speed Transmission Equipment Group Co. Ltd.	2,403,000	4,716,957
Suzlon Energy Ltd.	474,989	2,360,870
		7,077,827
TOTAL ELECTRICAL EQUIPMENT		70,050,385
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.6%
Electronic Equipment & Instruments - 2.8%
China Security & Surveillance Technology, Inc. (a)(d)	1,499,100	26,758,935
Chroma ATE, Inc.	2,970,000	4,790,778
Comverge, Inc. (a)(d)	479,200	3,153,136
Coretronic Corp.	306,000	314,194
ENE Technology, Inc.	156,000	294,153
Everlight Electronics Co. Ltd.	2,320,492	5,552,120
Motech Industries, Inc. GDR (a)(e)	251,938	1,437,273
		42,300,589
Electronic Manufacturing Services - 1.1%
Trimble Navigation Ltd. (a)	498,200	16,864,070
Technology Distributors - 0.7%
Arrow Electronics, Inc. (a)	146,300	4,855,697
Avnet, Inc. (a)	182,700	5,362,245
		10,217,942
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		69,382,601
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 0.1%
Oil & Gas Equipment & Services - 0.1%
IHS, Inc. Class A (a)	25,500	$ 1,636,080
HEALTH CARE EQUIPMENT & SUPPLIES - 3.1%
Health Care Equipment - 3.1%
China Medical Technologies, Inc. sponsored ADR (d)	139,757	6,420,437
Golden Meditech Co. Ltd.	4,532,000	1,358,799
I-Flow Corp. (a)	211,500	2,074,815
Mindray Medical International Ltd. sponsored ADR	723,379	28,132,209
Mingyuan Medicare Development Co. Ltd.	68,490,000	8,073,546
		46,059,806
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
athenahealth, Inc.	1,500	48,375
HOTELS, RESTAURANTS & LEISURE - 0.7%
Hotels, Resorts & Cruise Lines - 0.7%
Ctrip.com International Ltd. sponsored ADR (d)	148,700	7,476,636
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	182,100	2,897,211
		10,373,847
HOUSEHOLD DURABLES - 0.0%
Consumer Electronics - 0.0%
TomTom Group BV (a)	100	2,481
INTERNET & CATALOG RETAIL - 0.7%
Internet Retail - 0.7%
Amazon.com, Inc. (a)	126,200	10,198,222
INTERNET SOFTWARE & SERVICES - 2.7%
Internet Software & Services - 2.7%
Blinkx PLC (a)	500,000	234,634
DealerTrack Holdings, Inc. (a)	30,700	565,801
Equinix, Inc. (a)	88,600	7,132,300
LivePerson, Inc. (a)	717,300	2,331,225
LoopNet, Inc. (a)(d)	150,000	1,599,000
NHN Corp. (a)	20,000	2,721,654
Omniture, Inc. (a)(d)	341,589	6,087,116
Tencent Holdings Ltd.	2,306,200	19,797,991
		40,469,721
IT SERVICES - 2.8%
Data Processing & Outsourced Services - 2.3%
Lender Processing Services, Inc.	45,000	1,498,500
Visa, Inc. (d)	411,700	31,248,030
WNS Holdings Ltd. ADR (a)	130,300	1,770,777
		34,517,307

	Shares	Value
IT Consulting & Other Services - 0.5%
China Information Security Technology, Inc. (a)	185,000	$ 1,000,850
HCL Technologies Ltd.	474,989	2,524,360
Yucheng Technologies Ltd. (a)	309,800	3,875,598
		7,400,808
TOTAL IT SERVICES		41,918,115
MACHINERY - 0.3%
Industrial Machinery - 0.3%
China Fire & Security Group, Inc. (a)(d)	459,200	5,042,016
MEDIA - 2.6%
Advertising - 2.6%
VisionChina Media, Inc. ADR (d)	2,042,792	38,608,769
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
Timminco Ltd. (a)	141,300	1,982,551
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
Real Estate Management & Development - 0.0%
Nihon Housing Co. Ltd.	200	1,798
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.5%
Semiconductor Equipment - 7.8%
Aixtron AG	291,900	3,087,342
Applied Materials, Inc.	1,970,300	35,307,776
ASML Holding NV (NY Shares)	309,605	7,322,158
Credence Systems Corp. (a)	388,659	439,185
Cymer, Inc. (a)	209,222	6,264,107
FormFactor, Inc. (a)	337,400	6,474,706
Global Unichip Corp.	734,549	5,039,767
Lam Research Corp. (a)	637,575	23,437,257
LTX Corp. (a)	953,485	1,706,738
MEMSIC, Inc. (d)	338,000	743,600
Tessera Technologies, Inc. (a)	279,200	6,496,984
Varian Semiconductor Equipment Associates, Inc. (a)	655,200	21,162,960
		117,482,580
Semiconductors - 6.7%
Advanced Semiconductor Engineering, Inc. sponsored ADR	806,424	2,878,934
Applied Micro Circuits Corp. (a)	91,025	724,559
Atheros Communications, Inc. (a)	340,000	11,087,400
AuthenTec, Inc. (a)	500,800	4,069,000
Cavium Networks, Inc. (a)(d)	1,151,593	19,680,724
CSR PLC (a)	427,700	2,560,462
Cypress Semiconductor Corp. (a)(d)	807,400	26,175,908
Diodes, Inc. (a)	119,100	2,833,389
Elan Microelectronics Corp.	453,000	545,524
Faraday Technology Corp.	544,376	940,215
Formosa Epitaxy, Inc.	1,989,985	1,601,826
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Infineon Technologies AG sponsored ADR (a)	1,033,900	$ 8,798,489
MediaTek, Inc.	77,770	903,271
Micron Technology, Inc. (a)	353,800	1,500,112
NVIDIA Corp. (a)	64,400	814,016
PMC-Sierra, Inc. (a)	323,500	2,911,500
Seoul Semiconductor Co. Ltd.	70,000	495,555
SiRF Technology Holdings, Inc. (a)	1,501,700	2,778,145
Spansion, Inc. Class A (a)	522,900	1,176,525
Taiwan Semiconductor Manufacturing Co. Ltd.	10,329	19,280
Zoran Corp. (a)	882,300	7,852,470
		100,347,304
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		217,829,884
SOFTWARE - 12.7%
Application Software - 5.5%
Adobe Systems, Inc. (a)	107,000	4,582,810
Autonomy Corp. PLC (a)	393,400	8,244,720
Callidus Software, Inc. (a)(d)	999,527	4,747,753
Citrix Systems, Inc. (a)	24,000	726,480
Concur Technologies, Inc. (a)(d)	288,200	12,666,390
Global Digital Creations Holdings Ltd. (a)	23,458,000	568,070
Longtop Financial Technologies Ltd. ADR (d)	356,100	6,509,508
Magma Design Automation, Inc. (a)	253,736	1,288,979
Nuance Communications, Inc. (a)(d)	397,845	6,285,951
Salesforce.com, Inc. (a)	147,400	8,257,348
Smith Micro Software, Inc. (a)(d)	1,171,882	8,871,147
SuccessFactors, Inc.	406,500	4,471,500
Synchronoss Technologies, Inc. (a)(d)	646,306	8,182,234
Taleo Corp. Class A (a)	269,781	6,531,398
Ulticom, Inc. (a)	100,000	700,000
		82,634,288
Home Entertainment Software - 5.6%
Activision Blizzard, Inc. (a)	104,600	3,432,972
Kingsoft Corp. Ltd.	2,000,000	755,964
Nintendo Co. Ltd.	162,900	79,625,518
		83,814,454
Systems Software - 1.6%
CA, Inc.	301,800	7,216,038
Insyde Software Corp.	133,668	414,708
McAfee, Inc. (a)	147,500	5,835,100
Microsoft Corp.	28,700	783,223

	Shares	Value
Oracle Corp. (a)	331,300	$ 7,265,409
Utimaco Safeware AG (d)	125,000	2,651,512
		24,165,990
TOTAL SOFTWARE		190,614,732
SPECIALTY RETAIL - 1.4%
Computer & Electronics Retail - 1.4%
The Game Group PLC	4,302,800	21,152,238
TOTAL COMMON STOCKS (Cost $1,565,956,206)		1,422,231,924
Convertible Bonds - 0.8%
	Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
Semiconductors - 0.8%
Advanced Micro Devices, Inc. 5.75% 8/15/12 (Cost $12,951,535)	$ 17,200,000	11,674,500
Money Market Funds - 12.5%
	Shares
Fidelity Cash Central Fund, 2.31% (b)	53,018,323	53,018,323
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	134,071,673	134,071,673
TOTAL MONEY MARKET FUNDS (Cost $187,089,996)		187,089,996
TOTAL INVESTMENT PORTFOLIO - 108.2% (Cost $1,765,997,737)	1,620,996,420
NET OTHER ASSETS - (8.2)%	(123,014,857)
NET ASSETS - 100%	$ 1,497,981,563
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,437,273 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 362,012
Fidelity Securities Lending Cash Central Fund	1,425,696
Total	$ 1,787,708
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanyiung Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	1,620,996,420	1,521,167,609	99,828,811	-
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	65.1%
Cayman Islands	8.7%
Canada	7.5%
Japan	5.6%
Taiwan	4.5%
United Kingdom	2.3%
Germany	1.7%
China	1.5%
Others (individually less than 1%)	3.1%
100.0%
Income Tax Information
At February 29, 2008, the fund had a capital loss carryforward of approximately $2,241,753,786 of which $1,463,303,298 and $778,450,488 will expire on February 28, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Technology Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $129,477,532) - See accompanying schedule: Unaffiliated issuers (cost $1,578,907,741)	$ 1,433,906,424
Fidelity Central Funds (cost $187,089,996)	187,089,996
Total Investments (cost $1,765,997,737)		$ 1,620,996,420
Cash		302,079
Receivable for investments sold		20,418,194
Receivable for fund shares sold		3,981,979
Dividends receivable		1,026,383
Interest receivable		41,208
Distributions receivable from Fidelity Central Funds		443,478
Prepaid expenses		1,846
Other receivables		21,424
Total assets		1,647,233,011

Liabilities
Payable for investments purchased	$ 11,776,332
Payable for fund shares redeemed	2,227,761
Accrued management fee	695,730
Other affiliated payables	382,809
Other payables and accrued expenses	97,143
Collateral on securities loaned, at value	134,071,673
Total liabilities		149,251,448

Net Assets		$ 1,497,981,563
Net Assets consist of:
Paid in capital		$ 3,985,182,769
Undistributed net investment income		2,349,409
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,344,536,460)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(145,014,155)
Net Assets, for 21,687,124 shares outstanding		$ 1,497,981,563
Net Asset Value, offering price and redemption price per share ($1,497,981,563 ÷ 21,687,124 shares)		$ 69.07

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 7,642,836
Interest		668,232
Income from Fidelity Central Funds (including $1,425,696 from security lending)		1,787,708
		10,098,776
Less foreign taxes withheld		(775,928)
Total income		9,322,848

Expenses
Management fee	$ 4,378,837
Transfer agent fees	2,099,965
Accounting and security lending fees	254,210
Custodian fees and expenses	88,829
Independent trustees' compensation	3,274
Registration fees	49,877
Audit	18,954
Legal	4,891
Interest	32,426
Miscellaneous	142,249
Total expenses before reductions	7,073,512
Expense reductions	(101,441)	6,972,071
Net investment income (loss)		2,350,777
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(97,308,595)
Foreign currency transactions	(343,587)
Total net realized gain (loss)		(97,652,182)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $197,277)	149,518,846
Assets and liabilities in foreign currencies	(13,153)
Total change in net unrealized appreciation (depreciation)		149,505,693
Net gain (loss)		51,853,511
Net increase (decrease) in net assets resulting from operations		$ 54,204,288

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,350,777	$ (8,560,204)
Net realized gain (loss)	(97,652,182)	273,760,807
Change in net unrealized appreciation (depreciation)	149,505,693	(368,847,786)
Net increase (decrease) in net assets resulting from operations	54,204,288	(103,647,183)
Share transactions Proceeds from sales of shares	231,889,844	635,529,129
Cost of shares redeemed	(337,650,282)	(678,928,628)
Net increase (decrease) in net assets resulting from share transactions	(105,760,438)	(43,399,499)
Redemption fees	38,521	157,011
Total increase (decrease) in net assets	(51,517,629)	(146,889,671)

Net Assets
Beginning of period	1,549,499,192	1,696,388,863
End of period (including undistributed net investment income of $2,349,409 and accumulated net investment loss of $1,368, respectively)	$ 1,497,981,563	$ 1,549,499,192
Other Information Shares
Sold	3,238,561	7,994,554
Redeemed	(4,799,430)	(9,035,987)
Net increase (decrease)	(1,560,869)	(1,041,433)

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 K

2007

2006

2005

2004 K

Selected Per-Share Data
Net asset value, beginning of period	$ 66.65	$ 69.84	$ 65.24	$ 57.62	$ 61.94	$ 38.44
Income from Investment Operations
Net investment income (loss) E	.10	(.36) H	(.15)	(.27)	.11 I	(.42)
Net realized and unrealized gain (loss)	2.32	(2.84)	4.75	7.88	(4.28)	23.91
Total from investment operations	2.42	(3.20)	4.60	7.61	(4.17)	23.49
Distributions from net investment income	-	-	-	-	(.16)	-
Redemption fees added to paid in capital E	- L	.01	- L	.01	.01	.01
Net asset value, end of period	$ 69.07	$ 66.65	$ 69.84	$ 65.24	$ 57.62	$ 61.94
Total Return B, C, D	3.63%	(4.57)%	7.05%	13.22%	(6.73%	61.13%
Ratios to Average Net Assets F, J
Expenses before reductions	.90% A	.89%	.95%	.99%	1.01%	1.19%
Expenses net of fee waivers, if any	.90% A	.89%	.95%	.99%	1.01%	1.19%
Expenses net of all reductions	.89% A	.88%	.95%	.93%	.94%	1.14%
Net investment income (loss)	.30% A	(.47)% H	(.24)%	(.44)%	.20% I	(.80)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,497,982	$ 1,549,499	$ 1,696,389	$ 1,923,316	$ 1,954,017	$ 2,599,172
Portfolio turnover rate G	188% A	204%	113%	100%	104%	127%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.53)%. I Investment income per share reflects a special dividend which amounted to $.48 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.65)%. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. K For the year ended February 29. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

Communications Equipment Portfolio, Computers Portfolio, Electronics Portfolio, IT Services Portfolio, Networking and Infrastructure Portfolio, Software and Computer Services Portfolio, and Technology Portfolio (the Funds) are non-diversified funds of Fidelity Select Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. Each Fund is authorized to issue an unlimited number of shares. Certain fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Electronics Portfolio, independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, Certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Communications Equipment Portfolio	$ 351,542,184	$ 19,684,671	$ (54,443,320)	$ (34,758,649)
Computers Portfolio	403,785,582	18,777,779	(51,064,708)	(32,286,929)
Electronics Portfolio	1,448,839,040	44,411,140	(308,585,673)	(264,174,533)
IT Services Portfolio	80,258,554	8,471,431	(2,396,808)	6,074,623
Networking and Infrastructure Portfolio	77,563,311	3,203,251	(18,009,406)	(14,806,155)
Software and Computer Services Portfolio	803,593,541	116,176,425	(55,737,919)	60,438,506
Technology Portfolio	1,766,795,973	92,810,694	(238,610,247)	(145,799,553)

Semiannual Report

3. Significant Accounting Policies - continued

Trading (Redemption) Fees. Shares in the Funds held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Communications Equipment Portfolio	145,372,463	137,476,835
Computers Portfolio	272,094,659	349,395,552
Electronics Portfolio	520,059,389	627,514,515
IT Services Portfolio	70,242,166	38,494,121
Networking and Infrastructure Portfolio	25,083,200	23,667,468
Software and Computer Services Portfolio	201,062,191	209,695,982
Technology Portfolio	1,443,379,485	1,556,673,915

Communication Equipment Portfolio realized a loss on the sale of an investment not meeting the investment restrictions of the Fund. The loss was fully reimbursed by the Fund's investment advisor.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Communications Equipment Portfolio	.30%	.26%	.56%
Computers Portfolio	.30%	.26%	.56%
Electronics Portfolio	.30%	.26%	.56%
IT Services Portfolio	.30%	.26%	.56%
Networking and Infrastructure Portfolio	.30%	.26%	.56%
Software and Computer Services Portfolio	.30%	.26%	.56%
Technology Portfolio	.30%	.26%	.56%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Communications Equipment Portfolio	.30%
Computers Portfolio	.28%
Electronics Portfolio	.26%
IT Services Portfolio	.25%
Networking and Infrastructure Portfolio	.30%
Software and Computer Services Portfolio	.22%
Technology Portfolio	.27%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Communications Equipment Portfolio	$ 2,359
Computers Portfolio	7,021
Electronics Portfolio	8,829
IT Services Portfolio	1,575
Networking and Infrastructure Portfolio	451
Software and Computer Services Portfolio	3,019
Technology Portfolio	23,812

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Communications Equipment Portfolio	Borrower	$ 3,861,333	2.18%	$ 1,400
Computers Portfolio	Borrower	10,805,000	2.21%	663
Software and Computer Services Portfolio	Borrower	6,847,889	2.42%	4,140
Technology Portfolio	Borrower	15,762,938	2.31%	32,426

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Amount
Communications Equipment Portfolio	$ 164
Computers Portfolio	290
Electronics Portfolio	804
IT Services Portfolio	34
Networking and Infrastructure Portfolio	36
Software and Computer Services Portfolio	522
Technology Portfolio	1,030

During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody expense reduction	Transfer Agent expense reduction
Communications Equipment Portfolio	$ 9,467	$ 373	$ 153
Computers Portfolio	34,170	-	495
Electronics Portfolio	68,773	1,948	2,315
Networking and Infrastructure Portfolio	1	-	-
Software and Computer Services Portfolio	4,743	-	889
Technology Portfolio	93,032	2,455	5,954

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid each fund the following amounts, which is recorded in each applicable Fund's accompanying Statement of Operations:

Communications Equipment Portfolio	$ 170,032
Computer Portfolio	202,584
Electronics Portfolio	463,183
IT Services Portfolio	9,382
Networking and Infrastructure Portfolio	30,418
Software and Computer Services Portfolio	155,226
Technology Portfolio	560,620

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 19, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	13,113,976,696.73	94.453
Withheld	770,153,401.43	5.547
TOTAL	13,884,130,098.16	100.000
Dennis J. Dirks
Affirmative	13,168,641,748.82	94.847
Withheld	715,488,349.34	5.153
TOTAL	13,884,130,098.16	100.000
Edward C. Johnson 3d
Affirmative	13,067,153,008.01	94.116
Withheld	816,977,090.15	5.884
TOTAL	13,884,130,098.16	100.000
Alan J. Lacy
Affirmative	13,157,857,950.99	94.769
Withheld	726,272,147.17	5.231
TOTAL	13,884,130,098.16	100.000
Ned C. Lautenbach
Affirmative	13,143,644,424.95	94.667
Withheld	740,485,673.21	5.333
TOTAL	13,884,130,098.16	100.000
Joseph Mauriello
Affirmative	13,154,116,065.58	94.742
Withheld	730,014,032.58	5.258
TOTAL	13,884,130,098.16	100.000
Cornelia M. Small
Affirmative	13,156,092,259.88	94.756
Withheld	728,037,838.28	5.244
TOTAL	13,884,130,098.16	100.000
William S. Stavropoulos
Affirmative	13,112,639,067.26	94.443
Withheld	771,491,030.90	5.557
TOTAL	13,884,130,098.16	100.000
David M. Thomas
Affirmative	13,162,301,260.43	94.801
Withheld	721,828,837.73	5.199
TOTAL	13,884,130,098.16	100.000
Michael E. Wiley
Affirmative	13,161,946,104.44	94.798
Withheld	722,183,993.72	5.202
TOTAL	13,884,130,098.16	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	9,888,405,498.50	71.221
Against	2,171,839,353.81	15.643
Abstain	699,607,061.81	5.039
Broker Non-Votes	1,124,278,184.04	8.097
TOTAL	13,884,130,098.16	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Communications Equipment
Select Computers
Select Electronics
Select IT Services
Select Networking and Infrastructure
Select Software and Computer Services
Select Technology

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to each fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

Semiannual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against a third-party-sponsored index (or a proprietary custom index, in the case of Networking and Infrastructure Portfolio) that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

For each of Communications Equipment Portfolio, Computers Portfolio, Electronics Portfolio, IT Services Portfolio, Software and Computer Services Portfolio and Technology Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

For Networking and Infrastructure Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns and the cumulative total returns of a proprietary custom index ("benchmark"). The fund's proprietary custom index is an index developed and periodically revised by FMR that is a market-capitalization weighted index of securities that meet the fund's 80% name test.

Communications Equipment Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Computers Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that will be taken by FMR to attempt to improve the fund's below-benchmark performance. The Board will continue to closely monitor the performance of the fund in the coming year.

Electronics Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return compared favorably to its benchmark.

Semiannual Report

IT Services Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

Networking and Infrastructure Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that will be taken by FMR to attempt to improve the fund's below-benchmark performance. The Board will continue to closely monitor the performance of the fund in the coming year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Software and Computer Services Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark.

Technology Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

Semiannual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Communications Equipment Portfolio

Computers Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Electronics Portfolio

IT Services Portfolio

Semiannual Report

Networking and Infrastructure Portfolio

Software and Computer Services Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Technology Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Semiannual Report

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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Automated line for quickest service

SELTEC-USAN-1008
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Fidelity®
Select Portfolios®
Telecommunications Services Sector

Select Telecommunications Portfolio

Select Wireless Portfolio

Semiannual Report

August 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Telecommunications	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Wireless	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Select Telecommunications Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Class A
Actual	$ 1,000.00	$ 968.90	$ 6.10
Hypothetical A	$ 1,000.00	$ 1,019.00	$ 6.26
Class T
Actual	$ 1,000.00	$ 967.70	$ 7.34
Hypothetical A	$ 1,000.00	$ 1,017.74	$ 7.53
Class B
Actual	$ 1,000.00	$ 965.20	$ 9.81
Hypothetical A	$ 1,000.00	$ 1,015.22	$ 10.06
Class C
Actual	$ 1,000.00	$ 965.20	$ 9.81
Hypothetical A	$ 1,000.00	$ 1,015.22	$ 10.06
Telecommunications
Actual	$ 1,000.00	$ 970.10	$ 4.87
Hypothetical A	$ 1,000.00	$ 1,020.27	$ 4.99
Institutional Class
Actual	$ 1,000.00	$ 970.40	$ 4.42
Hypothetical A	$ 1,000.00	$ 1,020.72	$ 4.53

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Annualized Expense Ratio
Class A	1.23%
Class T	1.48%
Class B	1.98%
Class C	1.98%
Telecommunications	.98%
Institutional Class	.89%

Semiannual Report

Select Telecommunications Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	12.5	20.1
Global Crossing Ltd.	7.7	7.7
Qwest Communications International, Inc.	7.6	7.7
Level 3 Communications, Inc.	7.5	0.8
tw telecom, inc.	6.6	6.1
Virgin Media, Inc.	4.8	0.0
Gameloft	4.8	0.9
Verizon Communications, Inc.	4.3	7.3
Time Warner Cable, Inc.	4.2	0.0
Starent Networks Corp.	4.0	4.0
	64.0
Top Industries (% of fund's net assets)
As of August 31, 2008
Diversified Telecommunication Services	54.0%
Wireless Telecommunication Services	20.0%
Media	14.7%
Software	5.1%
Communications Equipment	4.4%
All Others*	1.8%

As of February 29, 2008
Diversified Telecommunication Services	55.0%
Wireless Telecommunication Services	27.3%
Media	6.0%
Communications Equipment	5.0%
Software	4.3%
All Others*	2.4%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Telecommunications Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 4.4%
Communications Equipment - 4.4%
Aruba Networks, Inc. (a)	392	$ 2,465
F5 Networks, Inc. (a)	1,600	54,576
Infinera Corp. (a)(d)	75,300	829,806
Juniper Networks, Inc. (a)	2,100	53,970
Nortel Networks Corp. (a)	8,071	48,793
Polycom, Inc. (a)	1,700	47,668
Sandvine Corp. (a)	3,200	3,435
Sonus Networks, Inc. (a)	56,800	191,984
Starent Networks Corp. (a)	847,669	11,672,402
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	600	6,852
		12,911,951
COMPUTERS & PERIPHERALS - 0.1%
Computer Hardware - 0.1%
Apple, Inc. (a)	1,800	305,154
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc. (a)	500	2,530
NetApp, Inc. (a)	700	17,836
Synaptics, Inc. (a)	300	15,702
		36,068
TOTAL COMPUTERS & PERIPHERALS		341,222
DIVERSIFIED TELECOMMUNICATION SERVICES - 54.0%
Alternative Carriers - 23.1%
Cable & Wireless PLC	19,405	62,771
Cogent Communications Group, Inc. (a)(d)	390,708	3,598,421
Global Crossing Ltd. (a)	1,245,107	22,735,654
Iliad Group SA	600	62,034
Level 3 Communications, Inc. (a)(d)	6,380,976	21,886,748
PAETEC Holding Corp. (a)	73,600	242,880
tw telecom, inc. (a)	1,257,445	19,289,206
		67,877,714
Integrated Telecommunication Services - 30.9%
AT&T, Inc.	1,145,102	36,631,813
BT Group PLC	5,053	15,855
Cbeyond, Inc. (a)(d)	333,495	5,646,070
Cincinnati Bell, Inc. (a)	225,000	877,500
Deutsche Telekom AG (Reg.)	549,600	9,099,659
Embarq Corp.	6,900	325,404
FairPoint Communications, Inc.	34,149	302,219
France Telecom SA	40,400	1,191,112
NTELOS Holdings Corp.	632	18,802
PT Indosat Tbk	648,100	435,490
PT Telkomunikasi Indonesia Tbk Series B	355,900	311,085
Qwest Communications International, Inc. (d)	5,876,944	22,214,848
Telecom Italia SpA sponsored ADR	12,500	201,750
Telefonica SA	400	9,883

	Shares	Value
Telefonica SA sponsored ADR	300	$ 22,221
Telenor ASA	4,400	69,450
Telenor ASA sponsored ADR	4,100	193,274
Telkom SA Ltd.	4,400	79,689
Verizon Communications, Inc.	356,724	12,528,147
Windstream Corp.	35,708	443,493
		90,617,764
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		158,495,478
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Trimble Navigation Ltd. (a)	540	18,279
INTERNET SOFTWARE & SERVICES - 1.6%
Internet Software & Services - 1.6%
Google, Inc. Class A (sub. vtg.) (a)	90	41,696
SAVVIS, Inc. (a)(d)	299,899	4,762,396
		4,804,092
MEDIA - 14.7%
Broadcasting - 14.7%
Comcast Corp. Class A	491,500	10,409,970
Dish TV India Ltd. (a)	5,888	4,993
Liberty Global, Inc. Class A (a)	400	14,072
The DIRECTV Group, Inc. (a)(d)	229,300	6,468,553
Time Warner Cable, Inc. (a)	460,800	12,326,400
Virgin Media, Inc. (d)	1,235,300	14,082,420
		43,306,408
SOFTWARE - 5.1%
Application Software - 0.1%
Nuance Communications, Inc. (a)	800	12,640
OnMobile Global Ltd.	8,904	98,650
Synchronoss Technologies, Inc. (a)	5,863	74,226
		185,516
Home Entertainment Software - 5.0%
Gameloft (a)(d)	2,751,486	14,046,298
Glu Mobile, Inc. (a)	167,314	597,311
		14,643,609
TOTAL SOFTWARE		14,829,125
WIRELESS TELECOMMUNICATION SERVICES - 20.0%
Wireless Telecommunication Services - 20.0%
America Movil SAB de CV Series L sponsored ADR	9,800	503,524
American Tower Corp. Class A (a)(d)	213,000	8,803,290
Bharti Airtel Ltd. (a)	21,762	415,447
Centennial Communications Corp. Class A (a)	89,400	681,228
China Mobile (Hong Kong) Ltd. sponsored ADR	1,800	102,096
China Unicom Ltd. sponsored ADR	18,000	285,840
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Clearwire Corp. (a)(d)	17,350	$ 170,898
Crown Castle International Corp. (a)	134,500	5,030,300
Idea Cellular Ltd. (a)	131,378	246,764
Leap Wireless International, Inc. (a)	84,014	3,752,065
MetroPCS Communications, Inc. (a)(d)	48,200	813,134
Millicom International Cellular SA	67,900	5,389,223
MTN Group Ltd.	36,900	568,732
NII Holdings, Inc. (a)	155,700	8,177,364
Rogers Communications, Inc. Class B (non-vtg.)	139,500	5,054,814
SBA Communications Corp. Class A (a)	95,764	3,345,037
Sprint Nextel Corp.	1,037,513	9,047,113
Syniverse Holdings, Inc. (a)	30,468	505,464
Telephone & Data Systems, Inc.	14,724	565,402
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	33,000	742,500
Turkcell Iletisim Hizmet AS sponsored ADR	16,100	266,455
Virgin Mobile USA, Inc. Class A	600	1,578
Vodafone Group PLC sponsored ADR	164,200	4,195,310
		58,663,578
TOTAL COMMON STOCKS (Cost $357,483,960)		293,370,133
Money Market Funds - 14.4%
	Shares	Value
Fidelity Cash Central Fund, 2.31% (b)	1,061,012	$ 1,061,012
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	41,361,664	41,361,664
TOTAL MONEY MARKET FUNDS (Cost $42,422,676)		42,422,676
TOTAL INVESTMENT PORTFOLIO - 114.3% (Cost $399,906,636)		335,792,809
NET OTHER ASSETS - (14.3)%		(42,014,786)
NET ASSETS - 100%		$ 293,778,023
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,151
Fidelity Securities Lending Cash Central Fund	201,477
Total	$ 228,628
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	335,792,809	325,476,300	10,316,509	-
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.5%
Bermuda	7.7%
France	5.2%
Germany	3.1%
Luxembourg	1.8%
Canada	1.7%
United Kingdom	1.4%
Others (individually less than 1%)	1.6%
100.0%
Income Tax Information

At February 29, 2008, the Fund had a capital loss carryforward of approximately $379,461,672 of which $205,830,514, $161,866,685 and $11,764,473 will expire on February 28, 2010, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Telecommuniations Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $39,575,174) - See accompanying schedule: Unaffiliated issuers (cost $357,483,960)	$ 293,370,133
Fidelity Central Funds (cost $42,422,676)	42,422,676
Total Investments (cost $399,906,636)		$ 335,792,809
Receivable for investments sold		568,803
Receivable for fund shares sold		177,289
Dividends receivable		32,699
Distributions receivable from Fidelity Central Funds		57,570
Prepaid expenses		573
Other receivables		88,522
Total assets		336,718,265

Liabilities
Payable for investments purchased	$ 1,163,083
Payable for fund shares redeemed	157,236
Accrued management fee	134,741
Distribution fees payable	1,681
Other affiliated payables	81,941
Other payables and accrued expenses	39,896
Collateral on securities loaned, at value	41,361,664
Total liabilities		42,940,242

Net Assets		$ 293,778,023
Net Assets consist of:
Paid in capital		$ 767,626,994
Undistributed net investment income		2,485,033
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(412,212,062)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(64,121,942)
Net Assets		$ 293,778,023

Statement of Assets and Liabilities - continued

August 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,424,315 ÷ 34,593 shares)	$ 41.17

Maximum offering price per share (100/94.25 of $41.17)	$ 43.68
Class T: Net Asset Value and redemption price per share ($961,830 ÷ 23,406 shares)	$ 41.09

Maximum offering price per share (100/96.50 of $41.09)	$ 42.58
Class B: Net Asset Value and offering price per share ($578,926 ÷ 14,144 shares) A	$ 40.93

Class C: Net Asset Value and offering price per share ($626,571 ÷ 15,305 shares) A	$ 40.94

Telecommunications: Net Asset Value, offering price and redemption price per share ($290,042,646 ÷ 7,019,422 shares)	$ 41.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($143,735 ÷ 3,481 shares)	$ 41.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Telecommunications Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2008 (Unaudited)
Investment Income
Dividends		$ 3,808,468
Interest		11,515
Income from Fidelity Central Funds		228,628
Total income		4,048,611

Expenses
Management fee	$ 884,113
Transfer agent fees	463,101
Distribution fees	12,417
Accounting and security lending fees	66,846
Custodian fees and expenses	30,236
Independent trustees' compensation	535
Registration fees	43,393
Audit	21,309
Legal	3,415
Interest	5,788
Miscellaneous	37,752
Total expenses before reductions	1,568,905
Expense reductions	(19,952)	1,548,953
Net investment income (loss)		2,499,658
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(27,714,857)
Foreign currency transactions	26,019
Total net realized gain (loss)		(27,688,838)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $60,644)	15,479,669
Assets and liabilities in foreign currencies	(5,443)
Total change in net unrealized appreciation (depreciation)		15,474,226
Net gain (loss)		(12,214,612)
Net increase (decrease) in net assets resulting from operations		$ (9,714,954)

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,499,658	$ 4,604,512
Net realized gain (loss)	(27,688,838)	113,362,351
Change in net unrealized appreciation (depreciation)	15,474,226	(171,837,575)
Net increase (decrease) in net assets resulting from operations	(9,714,954)	(53,870,712)
Distributions to shareholders from net investment income	(782,909)	(4,987,721)
Share transactions - net increase (decrease)	(36,252,294)	(227,033,730)
Redemption fees	3,132	35,395
Total increase (decrease) in net assets	(46,747,025)	(285,856,768)

Net Assets
Beginning of period	340,525,048	626,381,816
End of period (including undistributed net investment income of $2,485,033 and undistributed net investment income of $768,284, respectively)	$ 293,778,023	$ 340,525,048

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 42.56	$ 50.89	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.28	.26	- K
Net realized and unrealized gain (loss)	(1.60)	(8.08)	3.15
Total from investment operations	(1.32)	(7.82)	3.15
Distributions from net investment income	(.07)	(.51)	-
Redemption fees added to paid in capital E,K	-	-	-
Net asset value, end of period	$ 41.17	$ 42.56	$ 50.89
Total Return B,C,D	(3.11)%	(15.55)%	6.60%
Ratios to Average Net Assets F,I
Expenses before reductions	1.23% A	1.20%	1.23% A
Expenses net of fee waivers, if any	1.23% A	1.20%	1.23% A
Expenses net of all reductions	1.22% A	1.19%	1.22% A
Net investment income (loss)	1.33% A	.49%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,424	$ 2,791	$ 658
Portfolio turnover rate G	151% A	134%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 42.49	$ 50.86	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.23	.12	(.02)
Net realized and unrealized gain (loss)	(1.60)	(8.07)	3.14
Total from investment operations	(1.37)	(7.95)	3.12
Distributions from net investment income	(.03)	(.42)	-
Redemption fees added to paid in capital E,K	-	-	-
Net asset value, end of period	$ 41.09	$ 42.49	$ 50.86
Total Return B,C,D	(3.23)%	(15.78)%	6.54%
Ratios to Average Net Assets F,I
Expenses before reductions	1.48% A	1.46%	1.54% A
Expenses net of fee waivers, if any	1.48% A	1.46%	1.54% A
Expenses net of all reductions	1.47% A	1.45%	1.53% A
Net investment income (loss)	1.09% A	.23%	(.24)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 962	$ 1,270	$ 560
Portfolio turnover rate G	151% A	134%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 42.42	$ 50.80	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.12	(.14)	(.05)
Net realized and unrealized gain (loss)	(1.60)	(8.04)	3.11
Total from investment operations	(1.48)	(8.18)	3.06
Distributions from net investment income	(.01)	(.20)	-
Redemption fees added to paid in capital E,K	-	-	-
Net asset value, end of period	$ 40.93	$ 42.42	$ 50.80
Total Return B,C,D	(3.48)%	(16.18)%	6.41%
Ratios to Average Net Assets F,I
Expenses before reductions	1.98% A	1.95%	2.05% A
Expenses net of fee waivers, if any	1.98% A	1.95%	2.05% A
Expenses net of all reductions	1.97% A	1.94%	2.05% A
Net investment income (loss)	.58% A	(.26)%	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 579	$ 741	$ 291
Portfolio turnover rate G	151% A	134%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 42.42	$ 50.81	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.12	(.14)	(.07)
Net realized and unrealized gain (loss)	(1.60)	(8.03)	3.14
Total from investment operations	(1.48)	(8.17)	3.07
Distributions from net investment income	- K	(.22)	-
Redemption fees added to paid in capital E,K	-	-	-
Net asset value, end of period	$ 40.94	$ 42.42	$ 50.81
Total Return B,C,D	(3.48)%	(16.17)%	6.43%
Ratios to Average Net Assets F,I
Expenses before reductions	1.98% A	1.95%	2.07% A
Expenses net of fee waivers, if any	1.98% A	1.95%	2.07% A
Expenses net of all reductions	1.97% A	1.94%	2.06% A
Net investment income (loss)	.58% A	(.26)%	(.65)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 627	$ 902	$ 332
Portfolio turnover rate G	151%A	134%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Telecommunications

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 K

2007

2006

2005

2004 K

Selected Per-Share Data
Net asset value, beginning of period	$ 42.70	$ 50.91	$ 41.97	$ 34.83	$ 35.79	$ 23.62
Income from Investment Operations
Net investment income (loss) E	.33	.43	.61 H	.36	.49 I	.08
Net realized and unrealized gain (loss)	(1.61)	(8.12)	8.85	7.11	(.96)	12.13
Total from investment operations	(1.28)	(7.69)	9.46	7.47	(.47)	12.21
Distributions from net investment income	(.10)	(.52)	(.53)	(.33)	(.49)	(.05)
Redemption fees added to paid in capital E	- L	- L	.01	- L	- L	.01
Net asset value, end of period	$ 41.32	$ 42.70	$ 50.91	$ 41.97	$ 34.83	$ 35.79
Total Return B,C,D	(2.99)%	(15.30)%	22.69%	21.54%	(1.40)%	51.78%
Ratios to Average Net Assets F,J
Expenses before reductions	.98% A	.91%	.99%	1.05%	1.09%	1.40%
Expenses net of fee waivers, if any	.98% A	.90%	.97%	1.05%	1.09%	1.40%
Expenses net of all reductions	.97% A	.90%	.97%	.96%	1.02%	1.34%
Net investment income (loss)	1.58% A	.79%	1.34% H	.96%	1.44% I	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 290,043	$ 334,565	$ 624,427	$ 402,334	$ 333,642	$ 439,350
Portfolio turnover rate G	151% A	134%	162%	148%	56%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.11 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.09%. I Investment income per share reflects a special dividend which amounted to $.26 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the year ended February 29. L Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 I

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 42.65	$ 50.91	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.36	.45	.16
Net realized and unrealized gain (loss)	(1.62)	(8.09)	3.01
Total from investment operations	(1.26)	(7.64)	3.17
Distributions from net investment income	(.10)	(.62)	-
Redemption fees added to paid in capital D,J	-	-	-
Net asset value, end of period	$ 41.29	$ 42.65	$ 50.91
Total Return B,C	(2.96)%	(15.23)%	6.64%
Ratios to Average Net Assets E,H
Expenses before reductions	.89% A	.83%	.98% A
Expenses net of fee waivers, if any	.89% A	.83%	.98% A
Expenses net of all reductions	.88% A	.83%	.97% A
Net investment income (loss)	1.67% A	.86%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 144	$ 256	$ 114
Portfolio turnover rate F	151% A	134%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Telecommunications, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 10,981,047
Unrealized depreciation	(82,923,403)
Net unrealized appreciation (depreciation)	$ (71,942,356)
Cost for federal income tax purposes	$ 407,735,165

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $238,815,735 and $272,094,512, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,475	$ 355
Class T	.25%	.25%	2,742	140
Class B	.75%	.25%	3,380	2,616
Class C	.75%	.25%	3,820	1,808
			$ 12,417	$ 4,919

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 470
Class T	299
Class B*	2,777
Class C*	236
$ 3,782

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 2,869.29
Class T	1,587.29
Class B	996.29
Class C	1,130.30
Telecommunications	456,318.29
Institutional Class	201.20
	$ 463,101

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,223 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,204,200	2.26%	$ 5,788

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $212 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $201,477.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $19,058 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Telecommunications	$ 894

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $74,134, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2008	Year ended February 29, 2008
From net investment income
Class A	$ 4,118	$ 34,959
Class T	767	17,867
Class B	205	3,199
Class C	58	4,260
Telecommunications	777,223	4,919,180
Institutional Class	538	8,256
Total	$ 782,909	$ 4,987,721

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2008	Year ended February 29, 2008	Six months ended August 31, 2008	Year ended February 29, 2008
Class A
Shares sold	9,141	92,950	$ 383,153	$ 5,148,375
Reinvestment of distributions	97	636	3,998	33,452
Shares redeemed	(40,222)	(40,941)	(1,740,266)	(2,000,467)
Net increase (decrease)	(30,984)	52,645	$ (1,353,115)	$ 3,181,360
Class T
Shares sold	5,206	53,657	$ 216,250	$ 2,989,303
Reinvestment of distributions	19	339	766	17,826
Shares redeemed	(11,712)	(35,109)	(495,232)	(1,688,606)
Net increase (decrease)	(6,487)	18,887	$ (278,216)	$ 1,318,523
Class B
Shares sold	2,485	21,448	$ 104,167	$ 1,194,831
Reinvestment of distributions	5	57	189	3,011
Shares redeemed	(5,827)	(9,753)	(241,101)	(488,017)
Net increase (decrease)	(3,337)	11,752	$ (136,745)	$ 709,825
Class C
Shares sold	1,685	28,254	$ 71,874	$ 1,547,917
Reinvestment of distributions	1	63	46	3,315
Shares redeemed	(7,642)	(13,594)	(314,943)	(674,972)
Net increase (decrease)	(5,956)	14,723	$ (243,023)	$ 876,260
Telecommunications
Shares sold	512,146	3,678,807	$ 21,794,602	$ 202,863,624
Reinvestment of distributions	18,049	89,389	746,682	4,711,340
Shares redeemed	(1,346,281)	(8,198,629)	(56,675,962)	(440,994,970)
Net increase (decrease)	(816,086)	(4,430,433)	$ (34,134,678)	$ (233,420,006)
Institutional Class
Shares sold	187	14,719	$ 7,677	$ 834,674
Reinvestment of distributions	9	128	375	6,760
Shares redeemed	(2,711)	(11,092)	(114,569)	(541,126)
Net increase (decrease)	(2,515)	3,755	$ (106,517)	$ 300,308

Semiannual Report

Select Wireless Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Actual	$ 1,000.00	$ 968.20	$ 4.71
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.42	$ 4.84

* Expenses are equal to the Fund's annualized expense ratio of .95%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Select Wireless Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
QUALCOMM, Inc.	11.5	2.4
Gameloft	7.7	0.5
Vodafone Group PLC sponsored ADR	7.6	10.8
Starent Networks Corp.	7.0	6.9
NII Holdings, Inc.	5.1	3.3
Research In Motion Ltd.	5.0	5.7
Apple, Inc.	4.5	0.0
Rogers Communications, Inc. Class B (non-vtg.)	4.4	0.8
Nokia Corp. sponsored ADR	3.8	9.7
Millicom International Cellular SA	3.7	6.8
	60.3
Top Industries (% of fund's net assets)
As of August 31, 2008
Wireless Telecommunication Services	45.7%
Communications Equipment	35.5%
Software	9.4%
Computers & Peripherals	4.7%
Semiconductors & Semiconductor Equipment	2.6%
All Others*	2.1%

As of February 29, 2008
Wireless Telecommunication Services	53.7%
Communications Equipment	31.1%
Diversified Telecommunication Services	6.1%
Software	4.3%
Semiconductors & Semiconductor Equipment	3.7%
All Others*	1.1%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Wireless Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 35.5%
Communications Equipment - 35.5%
Aruba Networks, Inc. (a)	2,184	$ 13,737
Cisco Systems, Inc. (a)	15,500	372,775
Comverse Technology, Inc. (a)	2,620	36,182
Harris Corp.	157,600	8,251,936
Juniper Networks, Inc. (a)	266,800	6,856,760
Motorola, Inc.	856,280	8,066,158
Nokia Corp. sponsored ADR	480,300	12,089,151
Powerwave Technologies, Inc. (a)	89,500	451,975
QUALCOMM, Inc.	694,650	36,573,324
Research In Motion Ltd. (a)	130,000	15,808,000
Sandvine Corp. (a)	10,900	11,701
Starent Networks Corp. (a)(d)	1,611,312	22,187,766
Tekelec (a)	1,600	26,256
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	198,800	2,270,296
		113,016,017
COMPUTERS & PERIPHERALS - 4.7%
Computer Hardware - 4.5%
Apple, Inc. (a)	83,800	14,206,614
Computer Storage & Peripherals - 0.2%
Synaptics, Inc. (a)	10,600	554,804
TOTAL COMPUTERS & PERIPHERALS		14,761,418
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.9%
Integrated Telecommunication Services - 1.9%
AT&T, Inc.	23,497	751,669
Cbeyond, Inc. (a)	8,500	143,905
Deutsche Telekom AG (Reg.)	112,100	1,856,026
FairPoint Communications, Inc.	4,352	38,515
NTELOS Holdings Corp.	57,700	1,716,575
PT Indosat Tbk	581,200	390,537
PT Telkomunikasi Indonesia Tbk Series B	448,000	391,588
Telecom Italia SpA sponsored ADR	14,600	235,644
Telefonica SA sponsored ADR	300	22,221
Telenor ASA sponsored ADR	100	4,714
Telkom SA Ltd.	6,400	115,911
Verizon Communications, Inc.	13,800	484,656
		6,151,961
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Trimble Navigation Ltd. (a)	1,000	33,850
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
Openwave Systems, Inc. (a)	198,141	285,323
SAVVIS, Inc. (a)	6,200	98,456
		383,779

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
Semiconductors - 2.6%
Atheros Communications, Inc. (a)	87,300	$ 2,846,853
Broadcom Corp. Class A (a)	45,800	1,101,948
Cree, Inc. (a)	25,200	587,412
Marvell Technology Group Ltd. (a)	50,800	716,788
NVIDIA Corp. (a)	9,000	113,760
RF Micro Devices, Inc. (a)(d)	436,000	1,691,680
Skyworks Solutions, Inc. (a)	122,300	1,186,310
		8,244,751
SOFTWARE - 9.4%
Application Software - 1.4%
Nuance Communications, Inc. (a)(d)	1,800	28,440
OnMobile Global Ltd.	12,342	136,741
Synchronoss Technologies, Inc. (a)(d)	342,905	4,341,177
		4,506,358
Home Entertainment Software - 8.0%
Gameloft (a)(d)(e)	4,791,962	24,462,899
Glu Mobile, Inc. (a)(d)	278,379	993,813
		25,456,712
TOTAL SOFTWARE		29,963,070
WIRELESS TELECOMMUNICATION SERVICES - 45.7%
Wireless Telecommunication Services - 45.7%
America Movil SAB de CV Series L sponsored ADR	11,300	580,594
American Tower Corp. Class A (a)(d)	213,592	8,827,757
Bharti Airtel Ltd. (a)	41,124	785,077
China Mobile (Hong Kong) Ltd. sponsored ADR	106,300	6,029,336
China Unicom Ltd. sponsored ADR	191,000	3,033,080
Clearwire Corp. (a)(d)	186,100	1,833,085
Crown Castle International Corp. (a)	240,800	9,005,920
Idea Cellular Ltd. (a)	381,905	717,323
InPhonic, Inc. (a)	27,700	222
KDDI Corp.	708	4,123,018
Leap Wireless International, Inc. (a)(d)	215,483	9,623,471
MetroPCS Communications, Inc. (a)(d)	153,400	2,587,858
Millicom International Cellular SA	150,000	11,905,500
MTN Group Ltd.	51,500	793,759
NII Holdings, Inc. (a)	307,500	16,149,900
NTT DoCoMo, Inc.	3,424	5,396,533
Orascom Telecom Holding SAE unit	400	20,720
Rogers Communications, Inc. Class B (non-vtg.)	382,600	13,863,598
SBA Communications Corp. Class A (a)(d)	277,100	9,679,103
Sprint Nextel Corp.	1,108,931	9,669,878
Syniverse Holdings, Inc. (a)	96,000	1,592,640
Telephone & Data Systems, Inc.	27,329	1,049,434
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	54,600	1,228,500
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Turkcell Iletisim Hizmet AS sponsored ADR	11,000	$ 182,050
U.S. Cellular Corp. (a)	47,100	2,463,330
Virgin Mobile USA, Inc. Class A	6,100	16,043
Vodafone Group PLC sponsored ADR	943,500	24,106,425
		145,264,154
TOTAL COMMON STOCKS (Cost $320,028,884)		317,819,000
Money Market Funds - 10.5%

Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c) (Cost $33,477,687)	33,477,687	33,477,687
TOTAL INVESTMENT PORTFOLIO - 110.4% (Cost $353,506,571)		351,296,687
NET OTHER ASSETS - (10.4)%		(33,006,407)
NET ASSETS - 100%		$ 318,290,280
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,414
Fidelity Securities Lending Cash Central Fund	354,944
Total	$ 373,358
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gameloft	$ 2,060,363	$ 22,410,793	$ 210,395	$ -	$ 24,462,899
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	351,296,687	339,921,110	11,375,577	-
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	58.7%
Canada	9.4%
France	7.7%
United Kingdom	7.6%
Finland	3.8%
Luxembourg	3.7%
Japan	3.0%
Hong Kong	2.9%
Others (individually less than 1%)	3.2%
100.0%
Income Tax Information
The Fund intends to elect to defer to its fiscal year ending February 28, 2009 approximately $25,823,049 of losses recognized during the period November 1, 2007 to February 29, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Wireless Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $32,278,461) - See accompanying schedule: Unaffiliated issuers (cost $294,001,088)	$ 293,356,101
Fidelity Central Funds (cost $33,477,687)	33,477,687
Other affiliated issuers (cost $26,027,796)	24,462,899
Total Investments (cost $353,506,571)		$ 351,296,687
Receivable for investments sold		4,938,845
Receivable for fund shares sold		257,377
Dividends receivable		192,489
Distributions receivable from Fidelity Central Funds		45,067
Prepaid expenses		683
Other receivables		32,372
Total assets		356,763,520

Liabilities
Payable to custodian bank	$ 682,372
Payable for investments purchased	3,846,338
Payable for fund shares redeemed	175,464
Accrued management fee	150,564
Other affiliated payables	91,439
Other payables and accrued expenses	49,376
Collateral on securities loaned, at value	33,477,687
Total liabilities		38,473,240

Net Assets		$ 318,290,280
Net Assets consist of:
Paid in capital		$ 369,024,380
Undistributed net investment income		2,051,013
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(50,572,460)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(2,212,653)
Net Assets, for 45,468,023 shares outstanding		$ 318,290,280
Net Asset Value, offering price and redemption price per share ($318,290,280 ÷ 45,468,023 shares)		$ 7.00

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 3,498,139
Interest		3,993
Income from Fidelity Central Funds (including $354,944 from security lending)		373,358
Total income		3,875,490

Expenses
Management fee	$ 1,012,652
Transfer agent fees	509,122
Accounting and security lending fees	76,565
Custodian fees and expenses	42,219
Independent trustees' compensation	848
Registration fees	22,247
Audit	19,741
Legal	1,219
Interest	6,386
Miscellaneous	42,694
Total expenses before reductions	1,733,693
Expense reductions	(29,467)	1,704,226
Net investment income (loss)		2,171,264
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(18,689,783)
Other affiliated issuers	(200,166)
Foreign currency transactions	(6,346)
Total net realized gain (loss)		(18,896,295)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $24,302)	4,573,597
Assets and liabilities in foreign currencies	1,482
Total change in net unrealized appreciation (depreciation)		4,575,079
Net gain (loss)		(14,321,216)
Net increase (decrease) in net assets resulting from operations		$ (12,149,952)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Wireless Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,171,264	$ 1,626,991
Net realized gain (loss)	(18,896,295)	(5,130,817)
Change in net unrealized appreciation (depreciation)	4,575,079	(44,348,702)
Net increase (decrease) in net assets resulting from operations	(12,149,952)	(47,852,528)
Distributions to shareholders from net investment income	-	(2,415,450)
Distributions to shareholders from net realized gain	-	(20,933,888)
Total distributions	-	(23,349,338)
Share transactions Proceeds from sales of shares	33,515,297	707,896,007
Reinvestment of distributions	-	22,404,915
Cost of shares redeemed	(137,999,026)	(502,708,293)
Net increase (decrease) in net assets resulting from share transactions	(104,483,729)	227,592,629
Redemption fees	8,335	153,910
Total increase (decrease) in net assets	(116,625,346)	156,544,673

Net Assets
Beginning of period	434,915,626	278,370,953
End of period (including undistributed net investment income of $2,051,013 and distributions in excess of net investment income of $120,251, respectively)	$ 318,290,280	$ 434,915,626
Other Information Shares
Sold	4,618,431	79,574,545
Issued in reinvestment of distributions	-	2,523,076
Redeemed	(19,267,504)	(61,007,591)
Net increase (decrease)	(14,649,073)	21,090,030

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 L

2007

2006

2005

2004 L

Selected Per-Share Data
Net asset value, beginning of period	$ 7.23	$ 7.13	$ 7.20	$ 5.69	$ 4.85	$ 2.42
Income from Investment Operations
Net investment income (loss) E	.04	.03 H	.05 I	- M	(.01)	(.03)
Net realized and unrealized gain (loss)	(.27)	.36 J	.32	1.51	.85	2.46
Total from investment operations	(.23)	.39	.37	1.51	.84	2.43
Distributions from net investment income	-	(.03)	-	-	-	-
Distributions from net realized gain	-	(.26)	(.44)	-	-	-
Total distributions	-	(.29)	(.44)	-	-	-
Redemption fees added to paid in capital E,M	-	-	-	-	-	-
Net asset value, end of period	$ 7.00	$ 7.23	$ 7.13	$ 7.20	$ 5.69	$ 4.85
Total Return B,C,D	(3.18)%	4.71%	5.16%	26.54%	17.32%	100.41%
Ratios to Average Net Assets F,K
Expenses before reductions	.95% A	.91%	.97%	1.00%	1.04%	1.55%
Expenses net of fee waivers, if any	.95% A	.91%	.97%	1.00%	1.04%	1.55%
Expenses net of all reductions	.94% A	.91%	.96%	.89%	.97%	1.43%
Net investment income (loss)	1.19% A	.32% H	.69% I	.04%	(.27)%	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 318,290	$ 434,916	$ 278,371	$ 502,702	$ 372,705	$ 283,040
Portfolio turnover rate G	170% A	191%	124%	162%	96%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .19%. I Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .30%. J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. L For the year ended February 29. M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

Wireless Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 28,805,517
Unrealized depreciation	(37,573,525)
Net unrealized appreciation (depreciation)	$ (8,768,008)
Cost for federal income tax purposes	$ 360,064,695

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities ,other than short-term securities, aggregated $312,639,242 and $411,574,467, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .28% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,265 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 8,415,818	2.48%	$ 6,386

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $247 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $27,894 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $732 and $841, respectively.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $26,927, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 19, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	13,113,976,696.73	94.453
Withheld	770,153,401.43	5.547
TOTAL	13,884,130,098.16	100.000
Dennis J. Dirks
Affirmative	13,168,641,748.82	94.847
Withheld	715,488,349.34	5.153
TOTAL	13,884,130,098.16	100.000
Edward C. Johnson 3d
Affirmative	13,067,153,008.01	94.116
Withheld	816,977,090.15	5.884
TOTAL	13,884,130,098.16	100.000
Alan J. Lacy
Affirmative	13,157,857,950.99	94.769
Withheld	726,272,147.17	5.231
TOTAL	13,884,130,098.16	100.000
Ned C. Lautenbach
Affirmative	13,143,644,424.95	94.667
Withheld	740,485,673.21	5.333
TOTAL	13,884,130,098.16	100.000
Joseph Mauriello
Affirmative	13,154,116,065.58	94.742
Withheld	730,014,032.58	5.258
TOTAL	13,884,130,098.16	100.000
Cornelia M. Small
Affirmative	13,156,092,259.88	94.756
Withheld	728,037,838.28	5.244
TOTAL	13,884,130,098.16	100.000
William S. Stavropoulos
Affirmative	13,112,639,067.26	94.443
Withheld	771,491,030.90	5.557
TOTAL	13,884,130,098.16	100.000
David M. Thomas
Affirmative	13,162,301,260.43	94.801
Withheld	721,828,837.73	5.199
TOTAL	13,884,130,098.16	100.000
Michael E. Wiley
Affirmative	13,161,946,104.44	94.798
Withheld	722,183,993.72	5.202
TOTAL	13,884,130,098.16	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	9,888,405,498.50	71.221
Against	2,171,839,353.81	15.643
Abstain	699,607,061.81	5.039
Broker Non-Votes	1,124,278,184.04	8.097
TOTAL	13,884,130,098.16	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

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Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to each fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance (Telecommunications Portfolio). The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a third-party-sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, as available, the cumulative total returns of Telecommunications (retail class) and Class C of the fund and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of the Telecommunications (retail class) and Class C show the performance of the highest and lowest performing classes, respectively.

Telecommunications Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative total return of Telecommunications (retail class) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Investment Performance (Wireless Portfolio). The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a third-party sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns and the cumulative total returns of a third-party sponsored index ("benchmark").

Semiannual Report

Wireless Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Telecommunications Portfolio

Wireless Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of Telecommunications Portfolio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

In its review of Wireless Portfolio's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

The Board noted that the total expenses of each class of Telecommunications Portfolio ranked below its competitive median for 2007.

The Board noted that Wireless Portfolio's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of Telecommunications Portfolio and the total expenses of Wireless Portfolio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SELTS-USAN-1008
1.846052.101

Fidelity®
Select Portfolios®
Utilities Sector

Select Utilities Growth Portfolio

(To be renamed Select Utilities Portfolio effective January 2009)

Semiannual Report

August 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>
Shareholder Expense Example	<Click Here>
Investment Changes	<Click Here>
Investments	<Click Here>
Financial Statements	<Click Here>
Notes to Financial Statements	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Select Utilities Growth Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Actual	$ 1,000.00	$ 952.90	$ 4.33
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.77	$ 4.48

* Expenses are equal to the Fund's annualized expense ratio of .88%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Select Utilities Growth Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
PPL Corp.	11.9	10.1
Exelon Corp.	11.4	10.2
Entergy Corp.	8.1	5.8
NRG Energy, Inc.	5.6	5.7
Constellation Energy Group, Inc.	5.5	6.3
PG&E Corp.	5.4	2.1
American Electric Power Co., Inc.	4.9	4.2
Public Service Enterprise Group, Inc.	4.9	5.1
Sempra Energy	4.9	4.2
Allegheny Energy, Inc.	4.9	4.2
	67.5
Top Industries (% of fund's net assets)
As of August 31, 2008
Electric Utilities	56.5%
Multi-Utilities	22.0%
Independent Power Producers & Energy Traders	13.2%
Gas Utilities	3.6%
Electronic Equipment & Instruments	0.5%
All Others*	4.2%

As of February 29, 2008
Electric Utilities	53.9%
Independent Power Producers & Energy Traders	20.2%
Multi-Utilities	19.8%
Gas Utilities	4.0%
Oil, Gas & Consumable Fuels	1.6%
All Others*	0.5%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Utilities Growth Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.3%
Other Diversifed Financial Services - 0.3%
Hicks Acquisition Co. I, Inc. unit	147,800	$ 1,421,836
ELECTRIC UTILITIES - 56.5%
Electric Utilities - 56.5%
Allegheny Energy, Inc.	528,800	23,970,504
American Electric Power Co., Inc.	619,500	24,185,280
E.ON AG	170,100	9,943,699
Electricite de France	58,400	5,003,121
Entergy Corp.	386,000	39,908,540
Exelon Corp.	734,100	55,762,236
FPL Group, Inc.	367,883	22,095,053
Great Plains Energy, Inc.	33,991	797,089
ITC Holdings Corp.	67,400	3,775,074
Northeast Utilities	145,200	3,904,428
Portland General Electric Co.	1,600	40,992
PPL Corp.	1,328,300	58,139,690
Progress Energy, Inc.	328,700	14,357,616
Sierra Pacific Resources	668,500	7,513,940
Westar Energy, Inc.	333,800	7,560,570
		276,957,832
ELECTRICAL EQUIPMENT - 0.0%
Heavy Electrical Equipment - 0.0%
Active Power, Inc. (a)	187,321	142,364
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%
Electronic Equipment & Instruments - 0.5%
Itron, Inc. (a)	24,800	2,568,784
GAS UTILITIES - 3.6%
Gas Utilities - 3.6%
Energen Corp.	122,119	6,819,125
Questar Corp.	204,153	10,593,499
		17,412,624
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 13.2%
Independent Power Producers & Energy Traders - 13.2%
Calpine Corp. (a)	104,100	1,873,800
Constellation Energy Group, Inc.	403,100	26,890,801
Dynegy, Inc. Class A (a)	966,000	5,757,360

	Shares	Value
NRG Energy, Inc. (a)(d)	727,800	$ 27,394,392
Reliant Energy, Inc. (a)	168,279	2,865,791
		64,782,144
MULTI-UTILITIES - 22.0%
Multi-Utilities - 22.0%
CenterPoint Energy, Inc.	461,800	7,333,384
CMS Energy Corp.	209,700	2,845,629
OGE Energy Corp.	21,600	727,920
PG&E Corp.	633,000	26,161,890
Public Service Enterprise Group, Inc.	592,150	24,141,956
Sempra Energy	416,400	24,117,888
TECO Energy, Inc. (d)	829,153	14,792,090
Wisconsin Energy Corp.	159,100	7,441,107
		107,561,864
TOTAL COMMON STOCKS (Cost $450,364,639)		470,847,448
Money Market Funds - 12.1%

Fidelity Cash Central Fund, 2.31% (b)	26,573,650	26,573,650
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	32,826,300	32,826,300
TOTAL MONEY MARKET FUNDS (Cost $59,399,950)		59,399,950
TOTAL INVESTMENT PORTFOLIO - 108.2% (Cost $509,764,589)		530,247,398
NET OTHER ASSETS - (8.2)%		(40,038,965)
NET ASSETS - 100%		$ 490,208,433
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 316,644
Fidelity Securities Lending Cash Central Fund	109,622
Total	$ 426,266
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	530,247,398	530,247,398	-	-
Income Tax Information
At February 29, 2008, the Fund had a capital loss carryforward of approximately $15,561,006 all of which will expire on February 28, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Utilities Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $31,677,992) - See accompanying schedule: Unaffiliated issuers (cost $450,364,639)	$ 470,847,448
Fidelity Central Funds (cost $59,399,950)	59,399,950
Total Investments (cost $509,764,589)		$ 530,247,398
Receivable for investments sold		1,336,826
Receivable for fund shares sold		301,414
Dividends receivable		1,428,916
Distributions receivable from Fidelity Central Funds		98,777
Prepaid expenses		612
Other receivables		397
Total assets		533,414,340

Liabilities
Payable for investments purchased	$ 9,346,302
Payable for fund shares redeemed	633,738
Accrued management fee	229,694
Other affiliated payables	134,253
Other payables and accrued expenses	35,620
Collateral on securities loaned, at value	32,826,300
Total liabilities		43,205,907

Net Assets		$ 490,208,433
Net Assets consist of:
Paid in capital		$ 504,912,528
Undistributed net investment income		4,218,168
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(39,405,889)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		20,483,626
Net Assets, for 9,010,919 shares outstanding		$ 490,208,433
Net Asset Value, offering price and redemption price per share ($490,208,433 ÷ 9,010,919 shares)		$ 54.40

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 6,285,430
Interest		6,388
Income from Fidelity Central Funds		426,266
Total income		6,718,084
Expenses
Management fee	$ 1,588,517
Transfer agent fees	700,643
Accounting and security lending fees	111,006
Custodian fees and expenses	10,208
Independent trustees' compensation	1,247
Registration fees	25,449
Audit	16,860
Legal	2,885
Interest	655
Miscellaneous	48,171
Total expenses before reductions	2,505,641
Expense reductions	(7,233)	2,498,408
Net investment income (loss)		4,219,676
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(17,895,544)
Foreign currency transactions	(11,596)
Total net realized gain (loss)		(17,907,140)
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,172,163)
Assets and liabilities in foreign currencies	817
Total change in net unrealized appreciation (depreciation)		(10,171,346)
Net gain (loss)		(28,078,486)
Net increase (decrease) in net assets resulting from operations		$ (23,858,810)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,219,676	$ 11,748,675
Net realized gain (loss)	(17,907,140)	33,149,502
Change in net unrealized appreciation (depreciation)	(10,171,346)	(52,646,534)
Net increase (decrease) in net assets resulting from operations	(23,858,810)	(7,748,357)
Distributions to shareholders from net investment income	-	(14,620,352)
Share transactions Proceeds from sales of shares	67,803,409	945,541,927
Reinvestment of distributions	-	14,004,559
Cost of shares redeemed	(159,832,682)	(1,126,946,948)
Net increase (decrease) in net assets resulting from share transactions	(92,029,273)	(167,400,462)
Redemption fees	13,165	169,692
Total increase (decrease) in net assets	(115,874,918)	(189,599,479)

Net Assets
Beginning of period	606,083,351	795,682,830
End of period (including undistributed net investment income of $4,218,168 and distributions in excess of net investment income of $1,508, respectively)	$ 490,208,433	$ 606,083,351
Other Information Shares
Sold	1,139,932	15,015,476
Issued in reinvestment of distributions	-	213,867
Redeemed	(2,745,501)	(18,268,427)
Net increase (decrease)	(1,605,569)	(3,039,084)

Financial Highlights

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 K

2007

2006

2005

2004 K

Selected Per-Share Data
Net asset value, beginning of period	$ 57.09	$ 58.27	$ 46.44	$ 40.04	$ 33.94	$ 24.44
Income from Investment Operations
Net investment income (loss) E	.44	.84	1.00	.73	.76 H, I	.43
Net realized and unrealized gain (loss)	(3.13)	(.82)	11.45	6.59	5.95	9.46
Total from investment operations	(2.69)	.02	12.45	7.32	6.71	9.89
Distributions from net investment income	-	(1.21)	(.64)	(.93)	(.62)	(.40)
Redemption fees added to paid in capital E	- L	.01	.02	.01	.01	.01
Net asset value, end of period	$ 54.40	$ 57.09	$ 58.27	$ 46.44	$ 40.04	$ 33.94
Total Return B, C, D	(4.71)%	(.22)%	26.95%	18.48%	19.90%	40.71%
Ratios to Average Net Assets F, J
Expenses before reductions	.88% A	.88%	.93%	.97%	1.02%	1.23%
Expenses net of fee waivers, if any	.88% A	.88%	.93%	.97%	1.02%	1.23%
Expenses net of all reductions	.88% A	.87%	.93%	.92%	.99%	1.19%
Net investment income (loss)	1.48% A	1.35%	1.93%	1.71%	2.06% H, I	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 490,208	$ 606,083	$ 795,683	$ 298,371	$ 324,732	$ 207,044
Portfolio turnover rate G	106% A	121%	107%	101%	51%	76%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.22 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%. I As a result in the change in the estimate of the return of capital components of dividend income realized in the year ended February 29, 2004, net investment income per share and the ratio of net investment income to average net assets for the year ended February 28, 2005 have been reduced by $0.02 per share and .06%, respectively. The change in estimate has no impact on total net assets or total return of the Fund. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. K For the year ended February 29. L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

Utilities Growth Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, losses deferred due to wash sales, excise tax regulations and capital loss carryforwards.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 40,288,264
Unrealized depreciation	(23,209,879)
Net unrealized appreciation (depreciation)	$ 17,078,385
Cost for federal income tax purposes	$ 513,169,013

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $288,128,216 and $393,121,907, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the transfer agent fees were equivalent to an annualized rate of .25% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,976 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,390,000	3.19%	$ 655

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $378 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $109,622.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $4,617 for the period. In addition, through arrangements with the Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's transfer agent expenses by $2,616.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $40,344, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 19, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	13,113,976,696.73	94.453
Withheld	770,153,401.43	5.547
TOTAL	13,884,130,098.16	100.000
Dennis J. Dirks
Affirmative	13,168,641,748.82	94.847
Withheld	715,488,349.34	5.153
TOTAL	13,884,130,098.16	100.000
Edward C. Johnson 3d
Affirmative	13,067,153,008.01	94.116
Withheld	816,977,090.15	5.884
TOTAL	13,884,130,098.16	100.000
Alan J. Lacy
Affirmative	13,157,857,950.99	94.769
Withheld	726,272,147.17	5.231
TOTAL	13,884,130,098.16	100.000
Ned C. Lautenbach
Affirmative	13,143,644,424.95	94.667
Withheld	740,485,673.21	5.333
TOTAL	13,884,130,098.16	100.000
Joseph Mauriello
Affirmative	13,154,116,065.58	94.742
Withheld	730,014,032.58	5.258
TOTAL	13,884,130,098.16	100.000
Cornelia M. Small
Affirmative	13,156,092,259.88	94.756
Withheld	728,037,838.28	5.244
TOTAL	13,884,130,098.16	100.000
William S. Stavropoulos
Affirmative	13,112,639,067.26	94.443
Withheld	771,491,030.90	5.557
TOTAL	13,884,130,098.16	100.000
David M. Thomas
Affirmative	13,162,301,260.43	94.801
Withheld	721,828,837.73	5.199
TOTAL	13,884,130,098.16	100.000
Michael E. Wiley
Affirmative	13,161,946,104.44	94.798
Withheld	722,183,993.72	5.202
TOTAL	13,884,130,098.16	100.000
	# of Votes	% of Votes
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
Affirmative	9,888,405,498.50	71.221
Against	2,171,839,353.81	15.643
Abstain	699,607,061.81	5.039
Broker Non-Votes	1,124,278,184.04	8.097
TOTAL	13,884,130,098.16	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Utilities Growth

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against a third-party-sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare the fund's performance. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns and the cumulative total returns of a third-party-sponsored index ("benchmark").

Utilities Growth Portfolio

The Board stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how the fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Utilities Growth Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for the fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SELUTL-USAN-1008
1.813629.103

Fidelity Advisor
Focus Funds®
Class A, Class T, Class B and Class C

Fidelity Advisor Consumer Staples Fund

Fidelity Advisor Gold Fund

Fidelity Advisor Materials Fund

Fidelity Advisor Telecommunications Fund

Each Advisor fund listed above is a class
of the Fidelity® Select Portfolios®.

Semiannual Report

August 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Consumer Staples	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Gold	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Consolidated Investments
	<Click Here>	Consolidated Financial Statements
	<Click Here>	Notes to the Consolidated Financial Statements
Materials	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Telecommunications	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Select Consumer Staples Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Class A
Actual	$ 1,000.00	$ 973.10	$ 5.77
Hypothetical A	$ 1,000.00	$ 1,019.36	$ 5.90
Class T
Actual	$ 1,000.00	$ 971.90	$ 7.21
Hypothetical A	$ 1,000.00	$ 1,017.90	$ 7.38
Class B
Actual	$ 1,000.00	$ 969.40	$ 9.68
Hypothetical A	$ 1,000.00	$ 1,015.38	$ 9.91
Class C
Actual	$ 1,000.00	$ 969.70	$ 9.38
Hypothetical A	$ 1,000.00	$ 1,015.68	$ 9.60
Consumer Staples
Actual	$ 1,000.00	$ 974.60	$ 4.38
Hypothetical A	$ 1,000.00	$ 1,020.77	$ 4.48
Institutional Class
Actual	$ 1,000.00	$ 974.70	$ 4.38
Hypothetical A	$ 1,000.00	$ 1,020.77	$ 4.48

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Annualized Expense Ratio
Class A	1.16%
Class T	1.45%
Class B	1.95%
Class C	1.89%
Consumer Staples	.88%
Institutional Class	.88%

Semiannual Report

Select Consumer Staples Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	16.4	15.5
The Coca-Cola Co.	9.7	9.7
PepsiCo, Inc.	8.4	7.8
CVS Caremark Corp.	5.5	5.9
Nestle SA sponsored ADR	4.5	5.0
British American Tobacco PLC sponsored ADR	3.9	3.6
Colgate-Palmolive Co.	3.8	3.4
Avon Products, Inc.	3.8	3.0
Wal-Mart Stores, Inc.	2.9	3.0
Walgreen Co.	2.8	2.5
	61.7
Top Industries (% of fund's net assets)
As of August 31, 2008
Beverages	32.1%
Household Products	23.6%
Food & Staples Retailing	15.0%
Food Products	14.6%
Tobacco	7.8%
All Others*	6.9%

As of February 29, 2008
Beverages	31.0%
Household Products	19.7%
Food & Staples Retailing	17.4%
Food Products	15.9%
Tobacco	9.5%
All Others*	6.5%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Consumer Staples Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
BEVERAGES - 32.1%
Brewers - 6.6%
Anadolu Efes Biracilik ve Malt Sanyii AS	195,759	$ 2,115,242
Carlsberg AS Series B	23,000	2,042,665
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	66,900	4,140,441
Heineken NV (Bearer) (d)	127,400	5,987,937
InBev SA	188,500	13,109,817
Molson Coors Brewing Co. Class B	326,780	15,571,067
SABMiller PLC	544,650	11,722,253
		54,689,422
Distillers & Vintners - 4.2%
Brown-Forman Corp. Class B (non-vtg.)	1,000	72,010
Constellation Brands, Inc. Class A (sub. vtg.) (a)	325,700	6,875,527
Diageo PLC sponsored ADR	167,700	12,476,880
Pernod Ricard SA	135,700	12,740,167
Remy Cointreau SA	38,700	2,044,890
		34,209,474
Soft Drinks - 21.3%
Coca-Cola Amatil Ltd.	283,396	2,080,297
Coca-Cola FEMSA SAB de CV sponsored ADR (d)	144,200	8,181,908
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	244,410	6,076,033
Coca-Cola Icecek AS	230,000	2,096,910
Cott Corp. (a)	535,000	1,017,656
Embotelladora Andina SA sponsored ADR	235,641	4,295,735
Fomento Economico Mexicano SA de CV sponsored ADR	45,900	2,038,878
PepsiCo, Inc. (d)	1,009,900	69,157,952
The Coca-Cola Co.	1,538,200	80,094,074
		175,039,443
TOTAL BEVERAGES		263,938,339
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Senomyx, Inc. (a)(d)	201,300	845,460
FOOD & STAPLES RETAILING - 15.0%
Drug Retail - 8.3%
CVS Caremark Corp.	1,236,000	45,237,600
Walgreen Co.	627,200	22,848,896
		68,086,496
Food Distributors - 0.9%
Sysco Corp.	194,200	6,181,386
United Natural Foods, Inc. (a)	68,900	1,324,258
		7,505,644
Food Retail - 2.9%
Kroger Co.	306,000	8,451,720
Safeway, Inc.	469,900	12,377,166

	Shares	Value
SUPERVALU, Inc.	86,900	$ 2,015,211
Whole Foods Market, Inc.	71,500	1,309,165
		24,153,262
Hypermarkets & Super Centers - 2.9%
Wal-Mart Stores, Inc.	398,200	23,521,674
TOTAL FOOD & STAPLES RETAILING		123,267,076
FOOD PRODUCTS - 14.6%
Agricultural Products - 3.5%
Archer Daniels Midland Co. (d)	344,300	8,765,878
Bunge Ltd. (d)	140,100	12,519,336
Corn Products International, Inc.	29,500	1,321,305
Nutreco Holding NV	100	6,180
SLC Agricola SA	284,100	3,987,858
Viterra, Inc. (a)	190,600	2,198,644
		28,799,201
Packaged Foods & Meats - 11.1%
Cadbury PLC sponsored ADR	40,412	1,863,801
Groupe Danone	155,400	10,848,808
Kellogg Co.	100	5,444
Kraft Foods, Inc. Class A (d)	211,100	6,651,761
Lindt & Spruengli AG	69	1,905,771
Marine Harvest ASA (a)(d)	4,899,000	3,432,697
Nestle SA sponsored ADR	828,950	36,647,880
Perdigao SA (ON)	81,100	2,029,988
PureCircle Ltd.	85,000	385,711
Sadia SA ADR (d)	103,300	2,059,802
Tyson Foods, Inc. Class A	166,200	2,413,224
Unilever NV (NY Shares)	750,012	20,700,331
Wimm-Bill-Dann Foods OJSC sponsored ADR	28,800	2,002,176
		90,947,394
TOTAL FOOD PRODUCTS		119,746,595
HOTELS, RESTAURANTS & LEISURE - 0.2%
Restaurants - 0.2%
Starbucks Corp. (a)	132,800	2,066,368
HOUSEHOLD PRODUCTS - 23.6%
Household Products - 23.6%
Colgate-Palmolive Co. (d)	410,800	31,233,124
Energizer Holdings, Inc. (a)(d)	62,800	5,334,232
Kimberly-Clark Corp.	368,900	22,753,752
Procter & Gamble Co.	1,927,197	134,460,536
		193,781,644
PERSONAL PRODUCTS - 4.5%
Personal Products - 4.5%
Avon Products, Inc.	719,700	30,824,751
Bare Escentuals, Inc. (a)(d)	158,705	1,974,290
Estee Lauder Companies, Inc. Class A	100	4,977
Herbalife Ltd.	58,500	2,755,350
Common Stocks - continued
	Shares	Value
PERSONAL PRODUCTS - CONTINUED
Personal Products - continued
Natura Cosmeticos SA	70,100	$ 818,407
Physicians Formula Holdings, Inc. (a)	134,900	794,561
		37,172,336
PHARMACEUTICALS - 0.5%
Pharmaceuticals - 0.5%
Johnson & Johnson	57,800	4,070,854
TOBACCO - 7.8%
Tobacco - 7.8%
Altria Group, Inc.	753,500	15,846,105
British American Tobacco PLC sponsored ADR (d)	472,750	32,147,000
KT&G Corp.	990	83,183
Lorillard, Inc. (a)	28,200	2,037,168
Philip Morris International, Inc.	142,100	7,630,770
Souza Cruz Industria Comerico	228,800	6,017,580
		63,761,806
TOTAL COMMON STOCKS (Cost $779,455,732)		808,650,478
Money Market Funds - 8.9%
	Shares	Value
Fidelity Cash Central Fund, 2.31% (b)	17,499,212	$ 17,499,212
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	55,911,675	55,911,675
TOTAL MONEY MARKET FUNDS (Cost $73,410,887)		73,410,887
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $852,866,619)		882,061,365
NET OTHER ASSETS - (7.3)%		(60,363,993)
NET ASSETS - 100%		$ 821,697,372
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 204,728
Fidelity Securities Lending Cash Central Fund	267,596
Total	$ 472,324
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	882,061,365	881,978,182	83,183	-
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	71.3%
United Kingdom	7.0%
Switzerland	4.7%
Netherlands	3.2%
France	3.2%
Brazil	2.5%
Belgium	1.6%
Bermuda	1.6%
Mexico	1.3%
Others (individually less than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Consumer Staples Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $53,940,806) - See accompanying schedule: Unaffiliated issuers (cost $779,455,732)	$ 808,650,478
Fidelity Central Funds (cost $73,410,887)	73,410,887
Total Investments (cost $852,866,619)		$ 882,061,365
Foreign currency held at value (cost $11,906)		11,906
Receivable for investments sold		2,981,128
Receivable for fund shares sold		6,575,029
Dividends receivable		1,185,601
Distributions receivable from Fidelity Central Funds		57,007
Prepaid expenses		460
Other receivables		6,607
Total assets		892,879,103

Liabilities
Payable for investments purchased	$ 13,434,987
Payable for fund shares redeemed	1,180,292
Accrued management fee	374,574
Distribution fees payable	48,469
Other affiliated payables	177,910
Other payables and accrued expenses	53,824
Collateral on securities loaned, at value	55,911,675
Total liabilities		71,181,731

Net Assets		$ 821,697,372
Net Assets consist of:
Paid in capital		$ 793,452,112
Undistributed net investment income		7,523,535
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,463,362)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		29,185,087
Net Assets		$ 821,697,372

Statement of Assets and Liabilities - continued

August 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($56,835,532 ÷ 925,442 shares)	$ 61.41

Maximum offering price per share (100/94.25 of $61.41)	$ 65.16
Class T: Net Asset Value and redemption price per share ($11,744,470 ÷ 192,021 shares)	$ 61.16

Maximum offering price per share (100/96.50 of $61.16)	$ 63.38
Class B: Net Asset Value and offering price per share ($10,150,668 ÷ 167,026 shares)A	$ 60.77

Class C: Net Asset Value and offering price per share ($30,530,435 ÷ 502,888 shares)A	$ 60.71

Consumer Staples: Net Asset Value, offering price and redemption price per share ($700,348,171 ÷ 11,366,857 shares)	$ 61.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,088,096 ÷ 196,310 shares)	$ 61.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2008 (Unaudited)
Investment Income
Dividends		$ 10,990,694
Interest		4,740
Income from Fidelity Central Funds		472,324
Total income		11,467,758

Expenses
Management fee	$ 2,355,066
Transfer agent fees	967,085
Distribution fees	241,627
Accounting and security lending fees	149,179
Custodian fees and expenses	66,363
Independent trustees' compensation	1,724
Registration fees	115,031
Audit	18,884
Legal	1,725
Interest	3,824
Miscellaneous	43,813
Total expenses before reductions	3,964,321
Expense reductions	(24,789)	3,939,532
Net investment income (loss)		7,528,226
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,540,563)
Foreign currency transactions	(38,090)
Total net realized gain (loss)		(2,578,653)
Change in net unrealized appreciation (depreciation) on: Investment securities	(30,997,828)
Assets and liabilities in foreign currencies	(12,161)
Total change in net unrealized appreciation (depreciation)		(31,009,989)
Net gain (loss)		(33,588,642)
Net increase (decrease) in net assets resulting from operations		$ (26,060,416)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Consumer Staples Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,528,226	$ 5,595,200
Net realized gain (loss)	(2,578,653)	16,781,246
Change in net unrealized appreciation (depreciation)	(31,009,989)	23,844,075
Net increase (decrease) in net assets resulting from operations	(26,060,416)	46,220,521
Distributions to shareholders from net investment income	(117,474)	(4,297,338)
Distributions to shareholders from net realized gain	(334,487)	(21,936,184)
Total distributions	(451,961)	(26,233,522)
Share transactions - net increase (decrease)	127,799,727	323,338,123
Redemption fees	32,764	70,107
Total increase (decrease) in net assets	101,320,114	343,395,229

Net Assets
Beginning of period	720,377,258	376,982,029
End of period (including undistributed net investment income of $7,523,535 and undistributed net investment income of $1,685,304, respectively)	$ 821,697,372	$ 720,377,258

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 63.13	$ 58.16	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.48	.53	(.01)
Net realized and unrealized gain (loss)	(2.18)	7.29	1.28
Total from investment operations	(1.70)	7.82	1.27
Distributions from net investment income	-	(.42)	-
Distributions from net realized gain	(.02)	(2.44)	-
Total distributions	(.02) L	(2.86)	-
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 61.41	$ 63.13	$ 58.16
Total Return B,C,D	(2.69)%	13.38%	2.23%
Ratios to Average Net Assets F,I
Expenses before reductions	1.16% A	1.19%	1.29% A
Expenses net of fee waivers, if any	1.16% A	1.19%	1.29%A
Expenses net of all reductions	1.16% A	1.19%	1.28% A
Net investment income (loss)	1.55% A	.83%	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,836	$ 23,796	$ 986
Portfolio turnover rate G	64% A	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. LTotal distributions of $.024 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 62.93	$ 58.06	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.40	.36	(.01)
Net realized and unrealized gain (loss)	(2.17)	7.29	1.18
Total from investment operations	(1.77)	7.65	1.17
Distributions from net investment income	-	(.35)	-
Distributions from net realized gain	-	(2.44)	-
Total distributions	-	(2.79)	-
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 61.16	$ 62.93	$ 58.06
Total Return B,C,D	(2.81)%	13.11%	2.06%
Ratios to Average Net Assets F,I
Expenses before reductions	1.45% A	1.46%	1.61% A
Expenses net of fee waivers, if any	1.45% A	1.46%	1.61% A
Expenses net of all reductions	1.44% A	1.46%	1.60% A
Net investment income (loss)	1.27% A	.56%	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,744	$ 6,298	$ 529
Portfolio turnover rate G	64% A	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 62.69	$ 58.00	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.24	.04	(.07)
Net realized and unrealized gain (loss)	(2.16)	7.27	1.18
Total from investment operations	(1.92)	7.31	1.11
Distributions from net investment income	-	(.19)	-
Distributions from net realized gain	-	(2.44)	-
Total distributions	-	(2.63)	-
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 60.77	$ 62.69	$ 58.00
Total Return B,C,D	(3.06)%	12.53%	1.95%
Ratios to Average Net Assets F,I
Expenses before reductions	1.95% A	1.96%	2.09% A
Expenses net of fee waivers, if any	1.95% A	1.96%	2.09% A
Expenses net of all reductions	1.94% A	1.96%	2.09% A
Net investment income (loss)	.77% A	.06%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,151	$ 4,884	$ 226
Portfolio turnover rate G	64% A	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 62.61	$ 57.99	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.26	.06	(.08)
Net realized and unrealized gain (loss)	(2.16)	7.28	1.18
Total from investment operations	(1.90)	7.34	1.10
Distributions from net investment income	-	(.29)	-
Distributions from net realized gain	-	(2.44)	-
Total distributions	-	(2.73)	-
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 60.71	$ 62.61	$ 57.99
Total Return B,C,D	(3.03)%	12.58%	1.93%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.89% A	1.93%	2.14% A
Expenses net of fee waivers, if any	1.89% A	1.93%	2.14% A
Expenses net of all reductions	1.89% A	1.92%	2.14% A
Net investment income (loss)	.82% A	.09%	(.66)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,530	$ 19,791	$ 178
Portfolio turnover rate G	64% A	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Consumer Staples

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 I

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 63.25	$ 58.13	$ 52.18	$ 51.42	$ 46.50	$ 35.71
Income from Investment Operations
Net investment income (loss) E	.58	.71	.56	.50	.29	.22
Net realized and unrealized gain (loss)	(2.19)	7.30	8.88	3.25	4.90	10.80
Total from investment operations	(1.61)	8.01	9.44	3.75	5.19	11.02
Distributions from net investment income	(.01)	(.46)	(.32)	(.44)	(.29)	(.24)
Distributions from net realized gain	(.03)	(2.44)	(3.18)	(2.56)	-	-
Total distributions	(.03) K	(2.90)	(3.50)	(3.00)	(.29)	(.24)
Redemption fees added to paid in capital E	- J	.01	.01	.01	.02	.01
Net asset value, end of period	$ 61.61	$ 63.25	$ 58.13	$ 52.18	$ 51.42	$ 46.50
Total Return B,C,D	(2.54)%	13.72%	18.43%	7.50%	11.24%	30.94%
Ratios to Average Net Assets F,H
Expenses before reductions	.88% A	.91%	1.01%	1.04%	1.06%	1.27%
Expenses net of fee waivers, if any	.88% A	.90%	.99%	1.04%	1.06%	1.27%
Expenses net of all reductions	.87% A	.90%	.98%	1.03%	1.05%	1.25%
Net investment income (loss)	1.84% A	1.12%	.99%	.97%	.61%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 700,348	$ 655,224	$ 374,930	$ 125,007	$ 139,328	$ 104,436
Portfolio turnover rate G	64% A	71%	99%	75%	86%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. KTotal distributions of $.034 per share is comprised of distributions from net investment income of $.009 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 I

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 63.22	$ 58.12	$ 56.89
Income from Investment Operations
Net investment income (loss) D	.58	.74	.07
Net realized and unrealized gain (loss)	(2.18)	7.30	1.16
Total from investment operations	(1.60)	8.04	1.23
Distributions from net investment income	(.02)	(.51)	-
Distributions from net realized gain	(.03)	(2.44)	-
Total distributions	(.04) K	(2.95)	-
Redemption fees added to paid in capital D	- J	.01	- J
Net asset value, end of period	$ 61.58	$ 63.22	$ 58.12
Total Return B,C	(2.53)%	13.77%	2.16%
Ratios to Average Net Assets E,H
Expenses before reductions	.88% A	.85%	1.00% A
Expenses net of fee waivers, if any	.88% A	.85%	1.00% A
Expenses net of all reductions	.87% A	.84%	1.00% A
Net investment income (loss)	1.84% A	1.17%	.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,088	$ 10,384	$ 132
Portfolio turnover rate F	64% A	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. KTotal distributions of $.041 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Consumer Staples and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 61,842,928
Unrealized depreciation	(36,927,169)
Net unrealized appreciation (depreciation)	$ 24,915,759
Cost for federal income tax purposes	$ 857,145,606

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $397,075,307 and $261,333,890, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 50,652	$ 4,143
Class T	.25%	.25%	22,868	-
Class B	.75%	.25%	36,710	27,532
Class C	.75%	.25%	131,397	89,425
			$ 241,627	$ 121,100

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 73,409
Class T	8,750
Class B*	4,353
Class C*	2,828
$ 89,340

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 53,245.26
Class T	13,631.30
Class B	10,879.30
Class C	32,138.24
Consumer Staples	842,996.22
Institutional Class	14,196.22
	$ 967,085

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,592 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,978,800	2.30%	$ 3,824

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $555 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $267,596.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $23,400 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $95. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Consumer Staples	$ 1,279
Institutional Class	15
$ 1,294

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $32,014, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Subsequent to period end, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. During this period, the Fund had outstanding securities trades with counterparties affiliated with LBHI. As a result of these events, LBHI's affiliates are unable to fulfill their commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to these events is immaterial.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2008	Year ended February 29, 2008
From net investment income
Class A	$ -	$ 54,271
Class T	-	42,873
Class B	-	7,270
Class C	-	46,840
Consumer Staples	114,359	4,124,954
Institutional Class	3,115	21,130
Total	$ 117,474	$ 4,297,338
From net realized gain
Class A	$ 11,954	$ 279,894
Class T	-	271,554
Class B	-	90,489
Class C	-	308,038
Consumer Staples	317,666	20,893,023
Institutional Class	4,867	93,186
Total	$ 334,487	$ 21,936,184

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2008	Year ended February 29, 2008	Six months ended August 31, 2008	Year ended February 29, 2008
Class A
Shares sold	665,177	394,208	$ 41,969,493	$ 25,121,582
Reinvestment of distributions	173	4,833	11,172	319,149
Shares redeemed	(116,856)	(39,053)	(7,327,710)	(2,497,211)
Net increase (decrease)	548,494	359,988	$ 34,652,955	$ 22,943,520
Class T
Shares sold	116,536	195,158	$ 7,359,192	$ 12,251,985
Reinvestment of distributions	-	4,490	-	296,489
Shares redeemed	(24,592)	(108,690)	(1,522,177)	(6,862,659)
Net increase (decrease)	91,944	90,958	$ 5,837,015	$ 5,685,815
Class B
Shares sold	105,339	76,823	$ 6,560,564	$ 4,855,507
Reinvestment of distributions	-	1,410	-	92,490
Shares redeemed	(16,224)	(4,224)	(1,000,078)	(268,236)
Net increase (decrease)	89,115	74,009	$ 5,560,486	$ 4,679,761
Class C
Shares sold	247,560	328,900	$ 15,533,594	$ 21,121,099
Reinvestment of distributions	-	4,849	-	319,529
Shares redeemed	(60,782)	(20,712)	(3,693,400)	(1,307,625)
Net increase (decrease)	186,778	313,037	$ 11,840,194	$ 20,133,003
Consumer Staples
Shares sold	5,789,374	8,600,962	$ 369,437,408	$ 555,032,219
Reinvestment of distributions	6,284	360,932	406,816	23,544,138
Shares redeemed	(4,788,150)	(5,052,205)	(302,154,298)	(318,954,187)
Net increase (decrease)	1,007,508	3,909,689	$ 67,689,926	$ 259,622,170
Institutional Class
Shares sold	121,632	204,550	$ 7,777,468	$ 13,014,809
Reinvestment of distributions	87	995	5,655	65,503
Shares redeemed	(89,664)	(43,560)	(5,563,972)	(2,806,458)
Net increase (decrease)	32,055	161,985	$ 2,219,151	$ 10,273,854

Semiannual Report

Select Gold Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Class A
Actual	$ 1,000.00	$ 732.60	$ 5.37
HypotheticalA	$ 1,000.00	$ 1,019.00	$ 6.26
Class T
Actual	$ 1,000.00	$ 731.80	$ 6.50
HypotheticalA	$ 1,000.00	$ 1,017.69	$ 7.58
Class B
Actual	$ 1,000.00	$ 730.00	$ 8.68
HypotheticalA	$ 1,000.00	$ 1,015.17	$ 10.11
Class C
Actual	$ 1,000.00	$ 729.90	$ 8.68
HypotheticalA	$ 1,000.00	$ 1,015.17	$ 10.11
Gold
Actual	$ 1,000.00	$ 734.00	$ 3.80
HypotheticalA	$ 1,000.00	$ 1,020.82	$ 4.43
Institutional Class
Actual	$ 1,000.00	$ 733.90	$ 3.93
HypotheticalA	$ 1,000.00	$ 1,020.67	$ 4.58

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Select Gold Portfolio
Shareholder Expense Example - continued

Annualized Expense Ratio
Class A	1.23%
Class T	1.49%
Class B	1.99%
Class C	1.99%
Gold	.87%
Institutional Class	.90%

Semiannual Report

Select Gold Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Newmont Mining Corp.	10.0	7.1
Barrick Gold Corp.	9.8	7.8
Goldcorp, Inc.	9.6	8.5
Newcrest Mining Ltd.	7.4	6.7
Agnico-Eagle Mines Ltd.	6.3	4.1
Kinross Gold Corp.	4.9	5.8
Yamana Gold, Inc.	4.6	4.1
Randgold Resources Ltd. sponsored ADR	4.4	3.0
Lihir Gold Ltd.	4.1	5.8
Anglo Gold Ashanti Ltd. sponsored ADR	3.1	1.7
	64.2
Top Industries (% of fund's net assets)
As of August 31, 2008
Gold	88.6%
Precious Metals & Minerals	5.5%
Diversified Metals & Mining	3.6%
Steel	1.5%
Coal & Consumable Fuels	0.6%
All Others*	0.2%

As of February 29, 2008
Gold	77.9%
Precious Metals & Minerals	8.1%
Diversified Metals & Mining	3.6%
Coal & Consumable Fuels	1.9%
Steel	1.4%
All Others*	7.1%

* Includes short-term investments and net other assets.

Semiannual Report

Select Gold Portfolio

Consolidated Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
Australia - 8.7%
METALS & MINING - 8.7%
Gold - 8.7%
Andean Resources Ltd. (a)	2,455,000	$ 2,697,908
Centamin Egypt Ltd. (a)	1,977,000	1,855,486
Newcrest Mining Ltd.	5,611,283	132,001,336
Panaust Ltd. (a)	6,749,000	5,041,088
Sino Gold Mining Ltd. (a)(d)	3,228,231	11,834,722
Troy Resources NL (a)(f)	2,300,000	2,923,866
		156,354,406
Bermuda - 0.6%
METALS & MINING - 0.6%
Precious Metals & Minerals - 0.6%
Aquarius Platinum Ltd. (United Kingdom)	1,251,000	11,228,125
Canada - 48.5%
METALS & MINING - 48.5%
Diversified Metals & Mining - 0.9%
First Quantum Minerals Ltd.	168,200	10,849,569
Kimber Resources, Inc. (a)	16,100	19,254
Kimber Resources, Inc. (a)(f)	3,888,000	4,649,698
Kimber Resources, Inc. warrants 3/11/10 (a)(f)	1,944,000	777,652
		16,296,173
Gold - 45.2%
Agnico-Eagle Mines Ltd.	1,976,600	113,445,803
Alamos Gold, Inc. (a)	2,448,500	14,179,834
Aquiline Resources, Inc. (a)	875,500	5,218,621
Aquiline Resources, Inc. (a)(f)	1,024,600	6,107,367
Aurizon Mines Ltd. (a)	651,900	2,025,773
Barrick Gold Corp.	5,031,619	175,072,576
Coral Gold Resources Ltd. (a)(e)	1,791,100	877,039
Detour Gold Corp. (f)	615,000	8,009,275
Eldorado Gold Corp. (a)	4,878,400	38,771,784
European Goldfields Ltd. (a)	391,400	1,562,725
Franco-Nevada Corp.	725,100	14,441,231
Goldcorp, Inc.	5,028,600	171,037,273
Golden Star Resources Ltd. (a)	4,875,769	7,300,224
Great Basin Gold Ltd. (a)	3,407,900	8,792,924
Guyana Goldfields, Inc. (a)	783,000	2,499,524
High River Gold Mines Ltd. (a)	2,126,800	1,381,884
High River Gold Mines Ltd. (a)(f)	1,300,000	844,673
High River Gold Mines Ltd. warrants 11/8/10 (a)(f)	650,000	82,631
IAMGOLD Corp.	3,372,100	22,227,694
Jaguar Mining, Inc. (a)	218,400	1,491,031
Kinross Gold Corp.	5,283,400	87,065,775
New Gold, Inc. (a)	585,700	3,088,582
New Gold, Inc. warrants 4/3/12 (a)(f)	2,928,500	303,343

	Shares	Value
Northgate Minerals Corp. (a)	1,057,800	$ 1,643,552
Novagold Resources, Inc. (a)	700,000	4,535,053
Orezone Resources, Inc. Class A (a)	8,870,700	8,269,686
Red Back Mining, Inc. (a)	2,220,800	14,325,044
Red Back Mining, Inc. (a)(f)	1,033,000	6,663,261
US Gold Canadian Acquisition Corp. (a)(e)	1,891,316	2,315,279
Western Goldfields, Inc. (a)	1,161,200	1,880,751
Yamana Gold, Inc.	7,625,100	82,788,646
		808,248,858
Precious Metals & Minerals - 2.4%
B2Gold Corp. (f)	301,000	184,237
Etruscan Resources, Inc. (a)	1,216,800	1,088,526
Etruscan Resources, Inc. (a)(f)	1,549,400	1,386,063
Etruscan Resources, Inc. warrants 11/2/10 (a)(f)	774,700	13,492
Minefinders Corp. Ltd. (a)	1,100,000	8,700,975
Pan American Silver Corp. (a)	500,000	13,290,004
Shore Gold, Inc. (a)	1,760,000	2,469,419
Silver Standard Resources, Inc. (a)	591,300	14,865,286
		41,998,002
TOTAL METALS & MINING		866,543,033
China - 1.5%
METALS & MINING - 1.5%
Gold - 1.5%
Zijin Mining Group Co. Ltd. (H Shares)	38,562,000	26,384,578
Luxembourg - 0.3%
METALS & MINING - 0.3%
Steel - 0.3%
ArcelorMittal SA (NY Shares) Class A	78,400	6,163,808
Papua New Guinea - 4.1%
METALS & MINING - 4.1%
Gold - 4.1%
Lihir Gold Ltd. (a)	35,560,881	72,968,599
Peru - 1.0%
METALS & MINING - 1.0%
Precious Metals & Minerals - 1.0%
Compania de Minas Buenaventura SA sponsored ADR	780,000	18,096,000
South Africa - 9.1%
METALS & MINING - 9.1%
Gold - 7.9%
AngloGold Ashanti Ltd. sponsored ADR	2,041,216	54,949,535
Gold Fields Ltd. sponsored ADR	5,534,900	50,367,590
Common Stocks - continued
	Shares	Value
South Africa - continued
METALS & MINING - CONTINUED
Gold - continued
Harmony Gold Mining Co. Ltd. (a)	1,549,000	$ 13,508,292
Harmony Gold Mining Co. Ltd. sponsored ADR (a)(d)	2,658,200	23,152,922
		141,978,339
Precious Metals & Minerals - 1.2%
Impala Platinum Holdings Ltd.	743,212	21,043,593
TOTAL METALS & MINING		163,021,932
United Kingdom - 5.7%
METALS & MINING - 5.7%
Diversified Metals & Mining - 1.0%
Anglo American PLC (United Kingdom)	100,900	5,391,366
BHP Billiton PLC	278,100	8,706,986
Rio Tinto PLC (Reg.)	39,000	3,701,308
		17,799,660
Gold - 4.4%
Randgold Resources Ltd. sponsored ADR (d)	1,780,689	78,154,440
Precious Metals & Minerals - 0.3%
Hochschild Mining PLC	1,104,058	5,070,329
TOTAL METALS & MINING		101,024,429
United States of America - 14.6%
METALS & MINING - 14.0%
Diversified Metals & Mining - 1.7%
Freeport-McMoRan Copper & Gold, Inc. Class B	338,200	30,208,024
Gold - 11.1%
Newmont Mining Corp.	3,964,198	178,785,334
Royal Gold, Inc.	560,768	19,464,257
US Gold Corp. warrants 2/22/11 (a)(g)	364,200	164,618
		198,414,209
Steel - 1.2%
Cleveland-Cliffs, Inc. (d)	94,700	9,585,534
United States Steel Corp.	82,900	11,031,503
		20,617,037
TOTAL METALS & MINING		249,239,270

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 0.6%
Coal & Consumable Fuels - 0.6%
CONSOL Energy, Inc.	169,543	$ 11,479,757
TOTAL UNITED STATES OF AMERICA		260,719,027
TOTAL COMMON STOCKS (Cost $1,648,453,430)		1,682,503,937
Commodities - 5.7%
	Troy Ounces
Gold Bullion (a) (Cost $109,669,100)	122,500	101,736,250
Money Market Funds - 1.3%
	Shares
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c) (Cost $23,478,494)	23,478,494	23,478,494
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,781,601,024)	1,807,718,681
NET OTHER ASSETS - (1.1)%	(20,426,182)
NET ASSETS - 100%	$ 1,787,292,499
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,945,558 or 1.8% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $164,618 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
US Gold Corp. warrants 2/22/11	2/8/06	$ 179,112
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 487,163
Fidelity Securities Lending Cash Central Fund	323,260
Total	$ 810,423
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Coral Gold Resources Ltd.	$ 2,869,001	$ -	$ 119,148	$ -	$ 877,039
US Gold Canadian Acquisition Corp.	8,770,114	-	725,584	-	2,315,279
Total	$ 11,639,115	$ -	$ 844,732	$ -	$ 3,192,318
Consolidated Subsidiary
Fidelity Select Gold Cayman Ltd.	$ 82,233,978	$ 83,489,289	$ 48,945,913	$ -	$ 101,707,640
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments	1,807,718,681	1,785,068,239	22,650,442	-

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Gold Portfolio

Financial Statements

Consolidated Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investments, at value (including securities loaned of $22,575,819) - See accompanying schedule: Unaffiliated issuers (cost $1,637,114,583)	$ 1,679,311,619
Fidelity Central Funds (cost $23,478,494)	23,478,494
Other affiliated issuers (cost $11,338,847)	3,192,318
Commodities (cost $109,669,100)	101,736,250
Total Investments (cost $1,781,601,024)		$ 1,807,718,681
Receivable for investments sold		8,175,006
Receivable for fund shares sold		2,541,198
Dividends receivable		1,156,054
Distributions receivable from Fidelity Central Funds		26,183
Prepaid expenses		1,406
Receivable from investment adviser for expense reductions		25,160
Other receivables		67,404
Total assets		1,819,711,092

Liabilities
Payable to custodian bank	$ 2,485,640
Payable to custodian bank foreign currency (cost $10,140)	10,140
Payable for investments purchased	1,384,665
Payable for fund shares redeemed	3,604,548
Accrued management fee	852,884
Distribution fees payable	23,202
Other affiliated payables	454,698
Other payables and accrued expenses	124,322
Collateral on securities loaned, at value	23,478,494
Total liabilities		32,418,593

Net Assets		$ 1,787,292,499
Net Assets consist of:
Paid in capital		$ 1,841,755,259
Accumulated net investment loss		(1,807,597)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(78,764,744)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,109,581
Net Assets		$ 1,787,292,499

Consolidated Statement of Assets and Liabilities - continued

August 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($25,958,006 ÷ 770,224 shares)	$ 33.70

Maximum offering price per share (100/94.25 of $33.70)	$ 35.76
Class T: Net Asset Value and redemption price per share ($10,940,020 ÷ 325,149 shares)	$ 33.65

Maximum offering price per share (100/96.50 of $33.65)	$ 34.87
Class B: Net Asset Value and offering price per share ($5,885,068 ÷ 176,116 shares)A	$ 33.42

Class C: Net Asset Value and offering price per share ($10,511,401 ÷ 315,409 shares)A	$ 33.33

Gold: Net Asset Value, offering price and redemption price per share ($1,730,688,406 ÷ 51,055,055 shares)	$ 33.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,309,598 ÷ 97,704 shares)	$ 33.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consolidated Statement of Operations

	Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 6,717,460
Interest		3,685
Income from Fidelity Central Funds		810,423
Total income		7,531,568

Expenses
Management fee	$ 6,301,981
Transfer agent fees	2,312,751
Distribution fees	162,502
Accounting and security lending fees	490,913
Custodian fees and expenses	189,294
Independent trustees' compensation	5,191
Registration fees	146,646
Audit	21,212
Legal	10,962
Interest	18,089
Miscellaneous	98,904
Total expenses before reductions	9,758,445
Expense reductions	(422,457)	9,335,988
Net investment income (loss)		(1,804,420)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(20,442,619)
Other affiliated issuers	(2,659,381)
Commodities	(3,556,700)
Foreign currency transactions	(134,434)
Total net realized gain (loss)		(26,793,134)
Change in net unrealized appreciation (depreciation) on: Investments	(669,684,530)
Assets and liabilities in foreign currencies	28,626
Total change in net unrealized appreciation (depreciation)		(669,655,904)
Net gain (loss)		(696,449,038)
Net increase (decrease) in net assets resulting from operations		$ (698,253,458)

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,804,420)	$ (863,055)
Net realized gain (loss)	(26,793,134)	189,513,263
Change in net unrealized appreciation (depreciation)	(669,655,904)	426,680,411
Net increase (decrease) in net assets resulting from operations	(698,253,458)	615,330,619
Distributions to shareholders from net investment income	-	(7,077,865)
Distributions to shareholders from net realized gain	(9,542,393)	(201,157,130)
Total distributions	(9,542,393)	(208,234,995)
Share transactions - net increase (decrease)	54,629,239	554,230,717
Redemption fees	513,698	544,215
Total increase (decrease) in net assets	(652,652,914)	961,870,556

Net Assets
Beginning of period	2,439,945,413	1,478,074,857
End of period (including accumulated net investment loss of $1,807,597 and accumulated net investment loss of $3,177, respectively)	$ 1,787,292,499	$ 2,439,945,413

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 46.19	$ 36.53	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.10)	(.15)	(.01)
Net realized and unrealized gain (loss)	(12.23)	15.00	(.07)
Total from investment operations	(12.33)	14.85	(.08)
Distributions from net investment income	-	(.19)	-
Distributions from net realized gain	(.17)	(5.01)	-
Total distributions	(.17)	(5.20)	-
Redemption fees added to paid in capital E	.01	.01	.01
Net asset value, end of period	$ 33.70	$ 46.19	$ 36.53
Total Return B, C, D	(26.74)%	44.59%	(.19)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.23% A	1.17%	1.13% A
Expenses net of fee waivers, if any	1.23% A	1.17%	1.13% A
Expenses net of all reductions	1.19% A	1.13%	1.10% A
Net investment income (loss)	(.51)% A	(.37)%	(.18)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,958	$ 26,620	$ 1,857
Portfolio turnover rate G	49% A	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29.

Financial Highlights - Class T

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 46.17	$ 36.49	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.15)	(.25)	(.03)
Net realized and unrealized gain (loss)	(12.21)	15.05	(.09)
Total from investment operations	(12.36)	14.80	(.12)
Distributions from net investment income	-	(.16)	-
Distributions from net realized gain	(.17)	(4.97)	-
Total distributions	(.17)	(5.13)	-
Redemption fees added to paid in capital E	.01	.01	.01
Net asset value, end of period	$ 33.65	$ 46.17	$ 36.49
Total Return B, C, D	(26.82)%	44.45%	(.30)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.49% A	1.42%	1.46% A
Expenses net of fee waivers, if any	1.49% A	1.42%	1.46% A
Expenses net of all reductions	1.45% A	1.39%	1.43% A
Net investment income (loss)	(.77)% A	(.63)%	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,940	$ 11,334	$ 1,093
Portfolio turnover rate G	49% A	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 45.97	$ 36.46	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.25)	(.45)	(.07)
Net realized and unrealized gain (loss)	(12.14)	14.95	(.08)
Total from investment operations	(12.39)	14.50	(.15)
Distributions from net investment income	-	(.16)	-
Distributions from net realized gain	(.17)	(4.84)	-
Total distributions	(.17)	(5.00)	-
Redemption fees added to paid in capital E	.01	.01	.01
Net asset value, end of period	$ 33.42	$ 45.97	$ 36.46
Total Return B, C, D	(27.00)%	43.53%	(.38)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.99% A	1.93%	1.96% A
Expenses net of fee waivers, if any	1.99% A	1.93%	1.96% A
Expenses net of all reductions	1.95% A	1.90%	1.93% A
Net investment income (loss)	(1.26)% A	(1.14)%	(.93)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,885	$ 6,869	$ 902
Portfolio turnover rate G	49% A	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29.

Financial Highlights - Class C

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 45.85	$ 36.44	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.25)	(.45)	(.07)
Net realized and unrealized gain (loss)	(12.11)	14.91	(.10)
Total from investment operations	(12.36)	14.46	(.17)
Distributions from net investment income	-	(.17)	-
Distributions from net realized gain	(.17)	(4.89)	-
Total distributions	(.17)	(5.06)	-
Redemption fees added to paid in capital E	.01	.01	.01
Net asset value, end of period	$ 33.33	$ 45.85	$ 36.44
Total Return B, C, D	(27.01)%	43.49%	(.44)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.99% A	1.92%	2.02% A
Expenses net of fee waivers, if any	1.99% A	1.92%	2.02% A
Expenses net of all reductions	1.95% A	1.89%	1.99% A
Net investment income (loss)	(1.26)% A	(1.12)%	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,511	$ 10,835	$ 437
Portfolio turnover rate G	49% A	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Gold

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 K

2007

2006

2005

2004 K

Selected Per-Share Data
Net asset value, beginning of period	$ 46.37	$ 36.54	$ 35.91	$ 27.46	$ 27.21	$ 22.73
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)	.22 H	.04	.02 I	(.01)
Net realized and unrealized gain (loss)	(12.28)	15.05	5.49	12.21	.18	5.85
Total from investment operations	(12.31)	15.03	5.71	12.25	.20	5.84
Distributions from net investment income	-	(.18)	(.02)	(.02)	-	(1.42)
Distributions from net realized gain	(.17)	(5.03)	(5.10)	(3.84)	-	-
Total distributions	(.17)	(5.21)	(5.12)	(3.86)	-	(1.42)
Redemption fees added to paid in capital E	.01	.01	.04	.06	.05	.06
Net asset value, end of period	$ 33.90	$ 46.37	$ 36.54	$ 35.91	$ 27.46	$ 27.21
Total Return B, C, D	(26.60)%	45.10%	16.19%	48.84%	.92%	26.79%
Ratios to Average Net Assets F, J
Expenses before reductions	.87% A	.85%	.90%	.97%	1.00%	1.12%
Expenses net of fee waivers, if any	.87% A	.85%	.90%	.97%	1.00%	1.12%
Expenses net of all reductions	.83% A	.81%	.87%	.82%	.89%	1.04%
Net investment income (loss)	(.15)% A	(.05)%	.62% H	.13%	.07% I	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,730,688	$ 2,381,114	$ 1,473,400	$ 1,325,665	$ 705,216	$ 735,744
Portfolio turnover rate G	49% A	55%	85%	108%	79%	41%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .40%. I Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.08)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the year ended February 29.

Financial Highlights - Institutional Class

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 I

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.34	$ 36.54	$ 36.60
Income from Investment Operations
Net investment income (loss) D	(.04)	(.01)	.01
Net realized and unrealized gain (loss)	(12.27)	15.03	(.08)
Total from investment operations	(12.31)	15.02	(.07)
Distributions from net investment income	-	(.19)	-
Distributions from net realized gain	(.17)	(5.04)	-
Total distributions	(.17)	(5.23)	-
Redemption fees added to paid in capital D	.01	.01	.01
Net asset value, end of period	$ 33.87	$ 46.34	$ 36.54
Total Return B, C	(26.61)%	45.10%	(.16)%
Ratios to Average Net Assets E, H
Expenses before reductions	.90% A	.83%	.94% A
Expenses net of fee waivers, if any	.90% A	.83%	.94% A
Expenses net of all reductions	.86% A	.79%	.91% A
Net investment income (loss)	(.18)% A	(.03)%	.12% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,310	$ 3,174	$ 385
Portfolio turnover rate F	49% A	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Consolidated Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Gold and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investment in Subsidiary

The Fund may invest in certain precious metals through its investment in the Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). The Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of the Fund. As of August 31, 2008, the Fund held $101,707,640 in the Subsidiary, representing 5.7% of the Fund's net assets.

3. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

4. Significant Accounting Policies.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to

Semiannual Report

4. Significant Accounting Policies - continued

Security Valuation - continued

readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 269,344,539
Unrealized depreciation	(288,178,457)
Net unrealized appreciation (depreciation)	(18,833,918)
Cost for federal income tax purposes	$ 1,826,552,599

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

5. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

6. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $723,707,908 and $525,141,833, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

FMR and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays FMR a monthly management fee at the annual rate of .30% of its assets. FMR has agreed to reimburse the Fund's management fee in an amount equal to the management fee of the Subsidiary. For the period, FMR reimbursed the Fund $155,690.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 36,257	$ 1,964
Class T	.25%	.25%	31,900	-
Class B	.75%	.25%	35,525	26,656
Class C	.75%	.25%	58,820	25,215
			$ 162,502	$ 53,835

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 41,839
Class T	7,625
Class B*	7,146
Class C*	4,573
$ 61,183

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 46,383.32
Class T	20,936.33
Class B	11,480.32
Class C	19,032.32
Gold	2,210,617.21
Institutional Class	4,303.24
	$ 2,312,751

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,294 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 13,341	2.27%	$ 17,630

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,468 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $323,260.

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $7,138,000. The weighted average interest rate was 2.31%. The interest expense amounted to $459 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

11. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $259,647 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Gold	$ 7,120

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $9,304, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

13. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2008	Year ended February 29, 2008
From net investment income
Class A	$ -	$ 13,831
Class T	-	6,353
Class B	-	4,260
Class C	-	3,734
Gold	-	7,042,946
Institutional Class	-	6,741
Total	$ -	$ 7,077,865
From net realized gain
Class A	$ 120,234	$ 955,695
Class T	52,923	425,795
Class B	30,037	289,226
Class C	48,422	343,986
Gold	9,277,078	198,940,407
Institutional Class	13,699	202,021
Total	$ 9,542,393	$ 201,157,130

14. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2008	Year ended February 29, 2008	Six months ended August 31, 2008	Year ended February 29, 2008
Class A
Shares sold	495,118	567,655	$ 20,555,672	$ 23,751,338
Reinvestment of distributions	2,750	25,125	115,078	945,727
Shares redeemed	(304,008)	(67,262)	(11,820,600)	(2,616,226)
Net increase (decrease)	193,860	525,518	$ 8,850,150	$ 22,080,839
Class T
Shares sold	186,473	245,988	$ 7,897,728	$ 10,279,473
Reinvestment of distributions	1,250	11,403	52,337	428,815
Shares redeemed	(108,061)	(41,858)	(4,300,765)	(1,666,054)
Net increase (decrease)	79,662	215,533	$ 3,649,300	$ 9,042,234
Class B
Shares sold	106,828	138,954	$ 4,512,658	$ 5,690,539
Reinvestment of distributions	619	7,385	25,767	276,855
Shares redeemed	(80,754)	(21,658)	(3,138,952)	(874,114)
Net increase (decrease)	26,693	124,681	$ 1,399,473	$ 5,093,280
Class C
Shares sold	180,843	253,353	$ 7,431,110	$ 10,551,196
Reinvestment of distributions	1,078	8,652	44,749	324,140
Shares redeemed	(102,853)	(37,666)	(4,025,559)	(1,511,191)
Net increase (decrease)	79,068	224,339	$ 3,450,300	$ 9,364,145
Gold
Shares sold	20,177,666	30,095,254	$ 852,208,876	$ 1,246,042,833
Reinvestment of distributions	212,477	5,273,633	8,930,407	197,489,804
Shares redeemed	(20,687,161)	(24,338,085)	(825,180,315)	(937,121,869)
Net increase (decrease)	(297,018)	11,030,802	$ 35,958,968	$ 506,410,768
Institutional Class
Shares sold	97,568	128,523	$ 3,961,458	$ 5,080,204
Reinvestment of distributions	259	4,588	10,894	171,536
Shares redeemed	(68,610)	(75,163)	(2,651,304)	(3,012,289)
Net increase (decrease)	29,217	57,948	$ 1,321,048	$ 2,239,451

Semiannual Report

Select Materials Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Class A
Actual	$ 1,000.00	$ 976.10	$ 6.03
HypotheticalA	$ 1,000.00	$ 1,019.11	$ 6.16
Class T
Actual	$ 1,000.00	$ 974.80	$ 7.32
HypotheticalA	$ 1,000.00	$ 1,017.80	$ 7.48
Class B
Actual	$ 1,000.00	$ 972.40	$ 9.74
HypotheticalA	$ 1,000.00	$ 1,015.32	$ 9.96
Class C
Actual	$ 1,000.00	$ 972.60	$ 9.75
HypotheticalA	$ 1,000.00	$ 1,015.32	$ 9.96
Materials
Actual	$ 1,000.00	$ 977.70	$ 4.44
HypotheticalA	$ 1,000.00	$ 1,020.72	$ 4.53
Institutional Class
Actual	$ 1,000.00	$ 977.70	$ 4.44
HypotheticalA	$ 1,000.00	$ 1,020.72	$ 4.53

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.21%
Class T	1.47%
Class B	1.96%
Class C	1.96%
Materials	.89%
Institutional Class	.89%

Semiannual Report

Select Materials Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	11.9	10.7
E.I. du Pont de Nemours & Co.	8.3	5.3
Freeport-McMoRan Copper & Gold, Inc. Class B	7.0	7.4
Newmont Mining Corp.	3.8	3.6
United States Steel Corp.	3.5	2.4
Celanese Corp. Class A	3.3	2.5
The Mosaic Co.	3.3	3.4
FMC Corp.	3.0	1.4
Nucor Corp.	3.0	3.9
Owens-Illinois, Inc.	2.7	1.9
	49.8
Top Industries (% of fund's net assets)
As of August 31, 2008
Chemicals	51.3%
Metals & Mining	30.9%
Containers & Packaging	11.3%
Marine	1.6%
Paper & Forest Products	1.5%
All Others*	3.4%

As of February 29, 2008
Chemicals	52.0%
Metals & Mining	32.6%
Containers & Packaging	6.9%
Paper & Forest Products	3.6%
Oil, Gas & Consumable Fuels	1.3%
All Others*	3.6%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Materials Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CHEMICALS - 51.3%
Commodity Chemicals - 3.3%
Celanese Corp. Class A	332,700	$ 12,828,912
Diversified Chemicals - 15.3%
Dow Chemical Co.	185,600	6,334,528
E.I. du Pont de Nemours & Co.	718,800	31,943,472
FMC Corp.	160,199	11,781,034
PPG Industries, Inc. (d)	72,500	4,557,350
Solutia, Inc. (a)	269,900	4,534,320
		59,150,704
Fertilizers & Agricultural Chemicals - 18.3%
CF Industries Holdings, Inc.	53,100	8,092,440
Monsanto Co.	402,344	45,967,799
Terra Industries, Inc.	79,998	4,019,900
The Mosaic Co.	118,438	12,642,072
		70,722,211
Industrial Gases - 4.0%
Airgas, Inc.	122,500	7,256,900
Praxair, Inc.	88,700	7,968,808
		15,225,708
Specialty Chemicals - 10.4%
Albemarle Corp.	252,367	10,029,065
Ecolab, Inc.	195,400	8,937,596
H.B. Fuller Co.	114,132	2,975,421
Lubrizol Corp.	17,500	927,325
Nalco Holding Co.	190,718	4,361,721
Rockwood Holdings, Inc. (a)	147,100	5,567,735
W.R. Grace & Co. (a)	287,400	7,555,746
		40,354,609
TOTAL CHEMICALS		198,282,144
CONTAINERS & PACKAGING - 11.3%
Metal & Glass Containers - 8.2%
Ball Corp.	151,508	6,957,247
Crown Holdings, Inc. (a)	142,271	3,946,598
Greif, Inc. Class A	51,100	3,531,521
Owens-Illinois, Inc. (a)	236,900	10,565,740
Pactiv Corp. (a)(d)	259,000	6,959,330
		31,960,436
Paper Packaging - 3.1%
Packaging Corp. of America	30,300	780,225
Rock-Tenn Co. Class A	168,520	6,181,314
Temple-Inland, Inc. (d)	293,300	4,901,043
		11,862,582
TOTAL CONTAINERS & PACKAGING		43,823,018

	Shares	Value
MARINE - 1.6%
Marine - 1.6%
Genco Shipping & Trading Ltd.	15,800	$ 991,292
Safe Bulkers, Inc.	120,100	2,286,704
Ultrapetrol (Bahamas) Ltd. (a)	275,800	3,000,704
		6,278,700
METALS & MINING - 30.9%
Aluminum - 4.0%
Alcoa, Inc.	307,500	9,879,975
Century Aluminum Co. (a)(d)	112,581	5,489,450
		15,369,425
Diversified Metals & Mining - 7.6%
BHP Billiton PLC	76,900	2,407,649
Freeport-McMoRan Copper & Gold, Inc. Class B	301,228	26,905,685
		29,313,334
Gold - 6.6%
Agnico-Eagle Mines Ltd.	64,500	3,701,940
Goldcorp, Inc.	59,300	2,016,965
Lihir Gold Ltd. (a)	1,508,633	3,095,616
Newcrest Mining Ltd.	87,269	2,052,940
Newmont Mining Corp.	326,100	14,707,110
		25,574,571
Precious Metals & Minerals - 1.0%
Impala Platinum Holdings Ltd.	67,960	1,924,246
Pan American Silver Corp. (a)	77,400	2,057,293
		3,981,539
Steel - 11.7%
ArcelorMittal SA (NY Shares) Class A	24,400	1,918,328
Cleveland-Cliffs, Inc. (d)	92,000	9,312,240
Commercial Metals Co.	117,000	3,045,510
Nucor Corp. (d)	222,400	11,676,000
Steel Dynamics, Inc.	234,400	5,820,152
United States Steel Corp. (d)	102,500	13,639,675
		45,411,905
TOTAL METALS & MINING		119,650,774
OIL, GAS & CONSUMABLE FUELS - 0.8%
Coal & Consumable Fuels - 0.8%
Peabody Energy Corp.	45,480	2,862,966
PAPER & FOREST PRODUCTS - 1.5%
Forest Products - 1.5%
Weyerhaeuser Co. (d)	105,500	5,854,195
SPECIALTY RETAIL - 1.1%
Home Improvement Retail - 1.1%
Sherwin-Williams Co. (d)	69,700	4,080,935
Common Stocks - continued
	Shares	Value
TRANSPORTATION INFRASTRUCTURE - 0.0%
Marine Ports & Services - 0.0%
Aegean Marine Petroleum Network, Inc.	2,200	$ 68,354
TOTAL COMMON STOCKS (Cost $337,392,792)		380,901,086
Money Market Funds - 11.3%

Fidelity Cash Central Fund, 2.31% (b)	3,423,118	3,423,118
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	40,427,125	40,427,125
TOTAL MONEY MARKET FUNDS (Cost $43,850,243)		43,850,243
TOTAL INVESTMENT PORTFOLIO - 109.8% (Cost $381,243,035)		424,751,329
NET OTHER ASSETS - (9.8)%		(38,016,906)
NET ASSETS - 100%		$ 386,734,423
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 160,518
Fidelity Securities Lending Cash Central Fund	55,527
Total	$ 216,045
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	424,751,329	424,751,329	-	-

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $39,268,547) - See accompanying schedule: Unaffiliated issuers (cost $337,392,792)	$ 380,901,086
Fidelity Central Funds (cost $43,850,243)	43,850,243
Total Investments (cost $381,243,035)		$ 424,751,329
Cash		756
Foreign currency held at value (cost $95,685)		101,862
Receivable for investments sold		9,713,764
Receivable for fund shares sold		679,127
Dividends receivable		474,434
Distributions receivable from Fidelity Central Funds		22,198
Prepaid expenses		340
Other receivables		3,528
Total assets		435,747,338

Liabilities
Payable for investments purchased	$ 3,580,765
Payable for fund shares redeemed	4,654,866
Accrued management fee	185,684
Distribution fees payable	24,438
Other affiliated payables	106,255
Other payables and accrued expenses	33,782
Collateral on securities loaned, at value	40,427,125
Total liabilities		49,012,915

Net Assets		$ 386,734,423
Net Assets consist of:
Paid in capital		$ 353,423,945
Undistributed net investment income		1,127,839
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,318,099)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		43,500,738
Net Assets		$ 386,734,423

Statement of Assets and Liabilities - continued

August 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($23,616,381 ÷ 424,429 shares)	$ 55.64

Maximum offering price per share (100/94.25 of $55.64)	$ 59.03
Class T: Net Asset Value and redemption price per share ($9,955,040 ÷ 179,800 shares)	$ 55.37

Maximum offering price per share (100/96.50 of $55.37)	$ 57.38
Class B: Net Asset Value and offering price per share ($6,032,106 ÷ 109,618 shares)A	$ 55.03

Class C: Net Asset Value and offering price per share ($12,779,198 ÷ 232,573 shares)A	$ 54.95

Materials: Net Asset Value, offering price and redemption price per share ($332,174,908 ÷ 5,959,345 shares)	$ 55.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,176,790 ÷ 39,061 shares)	$ 55.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Materials Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 3,028,409
Interest		2,212
Income from Fidelity Central Funds		216,045
Total income		3,246,666

Expenses
Management fee	$ 1,235,919
Transfer agent fees	537,739
Distribution fees	138,071
Accounting and security lending fees	89,014
Custodian fees and expenses	14,919
Independent trustees' compensation	947
Registration fees	65,202
Audit	18,616
Legal	913
Miscellaneous	26,906
Total expenses before reductions	2,128,246
Expense reductions	(9,421)	2,118,825
Net investment income (loss)		1,127,841
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,949,227)
Foreign currency transactions	(24,590)
Total net realized gain (loss)		(7,973,817)
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,203,951)
Assets and liabilities in foreign currencies	(7,261)
Total change in net unrealized appreciation (depreciation)		(10,211,212)
Net gain (loss)		(18,185,029)
Net increase (decrease) in net assets resulting from operations		$ (17,057,188)

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,127,841	$ 3,953,939
Net realized gain (loss)	(7,973,817)	16,077,802
Change in net unrealized appreciation (depreciation)	(10,211,212)	23,232,714
Net increase (decrease) in net assets resulting from operations	(17,057,188)	43,264,455
Distributions to shareholders from net investment income	-	(2,382,687)
Distributions to shareholders from net realized gain	-	(14,617,568)
Total distributions	-	(17,000,255)
Share transactions - net increase (decrease)	16,468,957	127,763,307
Redemption fees	28,910	66,997
Total increase (decrease) in net assets	(559,321)	154,094,504

Net Assets
Beginning of period	387,293,744	233,199,240
End of period (including undistributed net investment income of $1,127,839 and undistributed net investment income of $1,848,037, respectively)	$ 386,734,423	$ 387,293,744

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 57.00	$ 51.01	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.08	.46	.17
Net realized and unrealized gain (loss)	(1.44)	8.05	3.93
Total from investment operations	(1.36)	8.51	4.10
Distributions from net investment income	-	(.32)	-
Distributions from net realized gain	-	(2.21)	-
Total distributions	-	(2.53) L	-
Redemption fees added to paid in capital E	- K	.01	.01
Net asset value, end of period	$ 55.64	$ 57.00	$ 51.01
Total Return B, C, D	(2.39)%	16.79%	8.76%
Ratios to Average Net Assets F, I
Expenses before reductions	1.21% A	1.21%	1.50%A
Expenses net of fee waivers, if any	1.21%A	1.21%	1.40%A
Expenses net of all reductions	1.20%A	1.21%	1.38%A
Net investment income (loss)	.26%A	.83%	1.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,616	$ 12,522	$ 1,018
Portfolio turnover rateG	98%A	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $2.532 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Class T

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008J

2007H

Selected Per-Share Data
Net asset value, beginning of period	$ 56.80	$ 50.89	$ 46.90
Income from Investment Operations
Net investment income (loss)E	-	.32	.11
Net realized and unrealized gain (loss)	(1.43)	8.00	3.87
Total from investment operations	(1.43)	8.32	3.98
Distributions from net investment income	-	(.21)	-
Distributions from net realized gain	-	(2.21)	-
Total distributions	-	(2.42)L	-
Redemption fees added to paid in capitalE	-K	.01	.01
Net asset value, end of period	$ 55.37	$ 56.80	$ 50.89
Total ReturnB, C, D	(2.52)%	16.45%	8.51%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.47%A	1.46%	1.80%A
Expenses net of fee waivers, if any	1.47%A	1.46%	1.65%A
Expenses net of all reductions	1.46%A	1.46%	1.62%A
Net investment income (loss)	-%A	.57%	1.18%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,955	$ 6,850	$ 707
Portfolio turnover rateG	98%A	77%	185%

A  Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H  For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $2.417 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008J

2007H

Selected Per-Share Data
Net asset value, beginning of period	$ 56.59	$ 50.81	$ 46.90
Income from Investment Operations
Net investment income (loss)E	(.14)	.04	.06
Net realized and unrealized gain (loss)	(1.42)	7.98	3.84
Total from investment operations	(1.56)	8.02	3.90
Distributions from net investment income	-	(.04)	-
Distributions from net realized gain	-	(2.21)	-
Total distributions	-	(2.25)L	-
Redemption fees added to paid in capitalE	-K	.01	.01
Net asset value, end of period	$ 55.03	$ 56.59	$ 50.81
Total ReturnB, C, D	(2.76)%	15.89%	8.34%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.96%A	1.97%	2.26%A
Expenses net of fee waivers, if any	1.96%A	1.97%	2.15%A
Expenses net of all reductions	1.95%A	1.96%	2.12%A
Net investment income (loss)	(.49)%A	.07%	.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,032	$ 4,173	$ 662
Portfolio turnover rateG	98%A	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $2.253 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Class C

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008J

2007H

Selected Per-Share Data
Net asset value, beginning of period	$ 56.50	$ 50.81	$ 46.90
Income from Investment Operations
Net investment income (loss)E	(.14)	.04	.09
Net realized and unrealized gain (loss)	(1.41)	7.97	3.81
Total from investment operations	(1.55)	8.01	3.90
Distributions from net investment income	-	(.12)	-
Distributions from net realized gain	-	(2.21)	-
Total distributions	-	(2.33)L	-
Redemption fees added to paid in capitalE	-K	.01	.01
Net asset value, end of period	$ 54.95	$ 56.50	$ 50.81
Total ReturnB, C, D	(2.74)%	15.87%	8.34%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.96%A	1.96%	2.31%A
Expenses net of fee waivers, if any	1.96%A	1.96%	2.15%A
Expenses net of all reductions	1.96%A	1.96%	2.13%A
Net investment income (loss)	(.50)%A	.07%	.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,779	$ 8,743	$ 547
Portfolio turnover rateG	98%A	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $2.334 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Materials

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008J

2007

2006

2005

2004J

Selected Per-Share Data
Net asset value, beginning of period	$ 57.01	$ 50.92	$ 46.35	$ 40.78	$ 35.99	$ 23.83
Income from Investment Operations
Net investment income (loss)E	.17	.64	.42	.32	.15	.13H
Net realized and unrealized gain (loss)	(1.44)	8.01	9.36	6.40	5.47	12.07
Total from investment operations	(1.27)	8.65	9.78	6.72	5.62	12.20
Distributions from net investment income	-	(.36)	(.48)	(.25)	(.12)	(.12)
Distributions from net realized gain	-	(2.21)	(4.79)	(.93)	(.74)	-
Total distributions	-	(2.57)L	(5.27)	(1.18)	(.86)	(.12)
Redemption fees added to paid in capitalE	-K	.01	.06	.03	.03	.08
Net asset value, end of period	$ 55.74	$ 57.01	$ 50.92	$ 46.35	$ 40.78	$ 35.99
Total ReturnB, C, D	(2.23)%	17.10%	22.29%	17.01%	16.09%	51.73%
Ratios to Average Net AssetsF, I
Expenses before reductions	.89%A	.91%	1.01%	1.05%	1.06%	1.31%
Expenses net of fee waivers, if any	.89%A	.90%	.98%	1.05%	1.06%	1.31%
Expenses net of all reductions	.88%A	.89%	.96%	1.01%	1.02%	1.17%
Net investment income (loss)	.58%A	1.14%	.87%	.78%	.42%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 332,175	$ 353,185	$ 230,147	$ 169,523	$ 144,442	$ 135,131
Portfolio turnover rateG	98%A	77%	185%	124%	89%	175%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $2.573 per share is comprised of distributions from net investment income of $.363 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Institutional Class

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008I

2007G

Selected Per-Share Data
Net asset value, beginning of period	$ 57.00	$ 50.91	$ 46.90
Income from Investment Operations
Net investment income (loss)D	.17	.64	.08
Net realized and unrealized gain (loss)	(1.44)	8.00	3.92
Total from investment operations	(1.27)	8.64	4.00
Distributions from net investment income	-	(.36)	-
Distributions from net realized gain	-	(2.21)	-
Total distributions	-	(2.56)K	-
Redemption fees added to paid in capitalD	-J	.01	.01
Net asset value, end of period	$ 55.73	$ 57.00	$ 50.91
Total ReturnB, C	(2.23)%	17.08%	8.55%
Ratios to Average Net AssetsE, H
Expenses before reductions	.89%A	.89%	1.06%A
Expenses net of fee waivers, if any	.89%A	.89%	1.06%A
Expenses net of all reductions	.89%A	.89%	1.04%A
Net investment income (loss)	.58%A	1.14%	.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,177	$ 1,820	$ 119
Portfolio turnover rateF	98%A	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $2.565 per share is comprised of distributions from net investment income of $.355 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Materials and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation.

Dividend income are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 63,347,287
Unrealized depreciation	(21,559,188)
Net unrealized appreciation (depreciation)	$ 41,788,099
Cost for federal income tax purposes	$ 382,963,230

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $229,743,105 and $208,026,049, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 24,642	$ 2,701
Class T	.25%	.25%	23,696	22
Class B	.75%	.25%	27,661	20,763
Class C	.75%	.25%	62,072	32,004
			$ 138,071	$ 55,490

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 33,136
Class T	8,028
Class B*	2,156
Class C*	1,607
$ 44,927

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 30,090.30
Class T	14,786.31
Class B	8,423.30
Class C	19,262.31
Materials	462,486.23
Institutional Class	2,692.24
	$ 537,739

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser The commissions paid to these affiliated firms were $1,436 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $284 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $55,527.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,950 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $97. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Materials	$ 374

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $14,935, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2008	Year ended February 29, 2008
From net investment income
Class A	$ -	$ 49,508
Class T	-	17,252
Class B	-	2,017
Class C	-	11,702
Materials	-	2,291,825
Institutional Class	-	10,383
Total	$ -	$ 2,382,687
From net realized gain
Class A	$ -	$ 297,274
Class T	-	171,986
Class B	-	120,699
Class C	-	203,194
Materials	-	13,774,394
Institutional Class	-	50,021
Total	$ -	$ 14,617,568

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2008	Year ended February 29, 2008	Six months ended August 31, 2008	Year ended February 29, 2008
Class A
Shares sold	287,502	264,311	$ 17,265,481	$ 14,817,528
Reinvestment of distributions	-	5,853	-	336,777
Shares redeemed	(82,757)	(70,440)	(4,749,353)	(3,880,036)
Net increase (decrease)	204,745	199,724	$ 12,516,128	$ 11,274,269
Class T
Shares sold	87,504	146,420	$ 5,273,327	$ 8,122,926
Reinvestment of distributions	-	2,954	-	169,021
Shares redeemed	(28,315)	(42,653)	(1,659,989)	(2,369,950)
Net increase (decrease)	59,189	106,721	$ 3,613,338	$ 5,921,997
Class B
Shares sold	52,409	83,153	$ 3,076,267	$ 4,611,263
Reinvestment of distributions	-	2,052	-	116,729
Shares redeemed	(16,532)	(24,486)	(962,623)	(1,341,792)
Net increase (decrease)	35,877	60,719	$ 2,113,644	$ 3,386,200
Class C
Shares sold	127,599	171,703	$ 7,600,686	$ 9,620,121
Reinvestment of distributions	-	3,133	-	178,976
Shares redeemed	(49,779)	(30,841)	(2,849,314)	(1,682,683)
Net increase (decrease)	77,820	143,995	$ 4,751,372	$ 8,116,414
Materials
Shares sold	2,555,823	7,472,335	$ 153,879,230	$ 416,206,078
Reinvestment of distributions	-	270,946	-	15,331,841
Shares redeemed	(2,791,405)	(6,067,742)	(160,904,383)	(334,236,130)
Net increase (decrease)	(235,582)	1,675,539	$ (7,025,153)	$ 97,301,789
Institutional Class
Shares sold	28,756	88,023	$ 1,761,604	$ 5,168,897
Reinvestment of distributions	-	963	-	55,576
Shares redeemed	(21,626)	(59,388)	(1,261,976)	(3,461,835)
Net increase (decrease)	7,130	29,598	$ 499,628	$ 1,762,638

Semiannual Report

Select Telecommunications Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Class A
Actual	$ 1,000.00	$ 968.90	$ 6.10
Hypothetical A	$ 1,000.00	$ 1,019.00	$ 6.26
Class T
Actual	$ 1,000.00	$ 967.70	$ 7.34
Hypothetical A	$ 1,000.00	$ 1,017.74	$ 7.53
Class B
Actual	$ 1,000.00	$ 965.20	$ 9.81
Hypothetical A	$ 1,000.00	$ 1,015.22	$ 10.06
Class C
Actual	$ 1,000.00	$ 965.20	$ 9.81
Hypothetical A	$ 1,000.00	$ 1,015.22	$ 10.06
Telecommunications
Actual	$ 1,000.00	$ 970.10	$ 4.87
Hypothetical A	$ 1,000.00	$ 1,020.27	$ 4.99
Institutional Class
Actual	$ 1,000.00	$ 970.40	$ 4.42
Hypothetical A	$ 1,000.00	$ 1,020.72	$ 4.53

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Annualized Expense Ratio
Class A	1.23%
Class T	1.48%
Class B	1.98%
Class C	1.98%
Telecommunications	.98%
Institutional Class	.89%

Semiannual Report

Select Telecommunications Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	12.5	20.1
Global Crossing Ltd.	7.7	7.7
Qwest Communications International, Inc.	7.6	7.7
Level 3 Communications, Inc.	7.5	0.8
tw telecom, inc.	6.6	6.1
Virgin Media, Inc.	4.8	0.0
Gameloft	4.8	0.9
Verizon Communications, Inc.	4.3	7.3
Time Warner Cable, Inc.	4.2	0.0
Starent Networks Corp.	4.0	4.0
	64.0
Top Industries (% of fund's net assets)
As of August 31, 2008
Diversified Telecommunication Services	54.0%
Wireless Telecommunication Services	20.0%
Media	14.7%
Software	5.1%
Communications Equipment	4.4%
All Others*	1.8%

As of February 29, 2008
Diversified Telecommunication Services	55.0%
Wireless Telecommunication Services	27.3%
Media	6.0%
Communications Equipment	5.0%
Software	4.3%
All Others*	2.4%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Telecommunications Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 4.4%
Communications Equipment - 4.4%
Aruba Networks, Inc. (a)	392	$ 2,465
F5 Networks, Inc. (a)	1,600	54,576
Infinera Corp. (a)(d)	75,300	829,806
Juniper Networks, Inc. (a)	2,100	53,970
Nortel Networks Corp. (a)	8,071	48,793
Polycom, Inc. (a)	1,700	47,668
Sandvine Corp. (a)	3,200	3,435
Sonus Networks, Inc. (a)	56,800	191,984
Starent Networks Corp. (a)	847,669	11,672,402
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	600	6,852
		12,911,951
COMPUTERS & PERIPHERALS - 0.1%
Computer Hardware - 0.1%
Apple, Inc. (a)	1,800	305,154
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc. (a)	500	2,530
NetApp, Inc. (a)	700	17,836
Synaptics, Inc. (a)	300	15,702
		36,068
TOTAL COMPUTERS & PERIPHERALS		341,222
DIVERSIFIED TELECOMMUNICATION SERVICES - 54.0%
Alternative Carriers - 23.1%
Cable & Wireless PLC	19,405	62,771
Cogent Communications Group, Inc. (a)(d)	390,708	3,598,421
Global Crossing Ltd. (a)	1,245,107	22,735,654
Iliad Group SA	600	62,034
Level 3 Communications, Inc. (a)(d)	6,380,976	21,886,748
PAETEC Holding Corp. (a)	73,600	242,880
tw telecom, inc. (a)	1,257,445	19,289,206
		67,877,714
Integrated Telecommunication Services - 30.9%
AT&T, Inc.	1,145,102	36,631,813
BT Group PLC	5,053	15,855
Cbeyond, Inc. (a)(d)	333,495	5,646,070
Cincinnati Bell, Inc. (a)	225,000	877,500
Deutsche Telekom AG (Reg.)	549,600	9,099,659
Embarq Corp.	6,900	325,404
FairPoint Communications, Inc.	34,149	302,219
France Telecom SA	40,400	1,191,112
NTELOS Holdings Corp.	632	18,802
PT Indosat Tbk	648,100	435,490
PT Telkomunikasi Indonesia Tbk Series B	355,900	311,085
Qwest Communications International, Inc. (d)	5,876,944	22,214,848
Telecom Italia SpA sponsored ADR	12,500	201,750
Telefonica SA	400	9,883

	Shares	Value
Telefonica SA sponsored ADR	300	$ 22,221
Telenor ASA	4,400	69,450
Telenor ASA sponsored ADR	4,100	193,274
Telkom SA Ltd.	4,400	79,689
Verizon Communications, Inc.	356,724	12,528,147
Windstream Corp.	35,708	443,493
		90,617,764
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		158,495,478
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Trimble Navigation Ltd. (a)	540	18,279
INTERNET SOFTWARE & SERVICES - 1.6%
Internet Software & Services - 1.6%
Google, Inc. Class A (sub. vtg.) (a)	90	41,696
SAVVIS, Inc. (a)(d)	299,899	4,762,396
		4,804,092
MEDIA - 14.7%
Broadcasting - 14.7%
Comcast Corp. Class A	491,500	10,409,970
Dish TV India Ltd. (a)	5,888	4,993
Liberty Global, Inc. Class A (a)	400	14,072
The DIRECTV Group, Inc. (a)(d)	229,300	6,468,553
Time Warner Cable, Inc. (a)	460,800	12,326,400
Virgin Media, Inc. (d)	1,235,300	14,082,420
		43,306,408
SOFTWARE - 5.1%
Application Software - 0.1%
Nuance Communications, Inc. (a)	800	12,640
OnMobile Global Ltd.	8,904	98,650
Synchronoss Technologies, Inc. (a)	5,863	74,226
		185,516
Home Entertainment Software - 5.0%
Gameloft (a)(d)	2,751,486	14,046,298
Glu Mobile, Inc. (a)	167,314	597,311
		14,643,609
TOTAL SOFTWARE		14,829,125
WIRELESS TELECOMMUNICATION SERVICES - 20.0%
Wireless Telecommunication Services - 20.0%
America Movil SAB de CV Series L sponsored ADR	9,800	503,524
American Tower Corp. Class A (a)(d)	213,000	8,803,290
Bharti Airtel Ltd. (a)	21,762	415,447
Centennial Communications Corp. Class A (a)	89,400	681,228
China Mobile (Hong Kong) Ltd. sponsored ADR	1,800	102,096
China Unicom Ltd. sponsored ADR	18,000	285,840
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Clearwire Corp. (a)(d)	17,350	$ 170,898
Crown Castle International Corp. (a)	134,500	5,030,300
Idea Cellular Ltd. (a)	131,378	246,764
Leap Wireless International, Inc. (a)	84,014	3,752,065
MetroPCS Communications, Inc. (a)(d)	48,200	813,134
Millicom International Cellular SA	67,900	5,389,223
MTN Group Ltd.	36,900	568,732
NII Holdings, Inc. (a)	155,700	8,177,364
Rogers Communications, Inc. Class B (non-vtg.)	139,500	5,054,814
SBA Communications Corp. Class A (a)	95,764	3,345,037
Sprint Nextel Corp.	1,037,513	9,047,113
Syniverse Holdings, Inc. (a)	30,468	505,464
Telephone & Data Systems, Inc.	14,724	565,402
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	33,000	742,500
Turkcell Iletisim Hizmet AS sponsored ADR	16,100	266,455
Virgin Mobile USA, Inc. Class A	600	1,578
Vodafone Group PLC sponsored ADR	164,200	4,195,310
		58,663,578
TOTAL COMMON STOCKS (Cost $357,483,960)		293,370,133
Money Market Funds - 14.4%
	Shares	Value
Fidelity Cash Central Fund, 2.31% (b)	1,061,012	$ 1,061,012
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	41,361,664	41,361,664
TOTAL MONEY MARKET FUNDS (Cost $42,422,676)		42,422,676
TOTAL INVESTMENT PORTFOLIO - 114.3% (Cost $399,906,636)		335,792,809
NET OTHER ASSETS - (14.3)%		(42,014,786)
NET ASSETS - 100%		$ 293,778,023
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,151
Fidelity Securities Lending Cash Central Fund	201,477
Total	$ 228,628
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	335,792,809	325,476,300	10,316,509	-
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.5%
Bermuda	7.7%
France	5.2%
Germany	3.1%
Luxembourg	1.8%
Canada	1.7%
United Kingdom	1.4%
Others (individually less than 1%)	1.6%
100.0%
Income Tax Information

At February 29, 2008, the Fund had a capital loss carryforward of approximately $379,461,672 of which $205,830,514, $161,866,685 and $11,764,473 will expire on February 28, 2010, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Telecommuniations Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $39,575,174) - See accompanying schedule: Unaffiliated issuers (cost $357,483,960)	$ 293,370,133
Fidelity Central Funds (cost $42,422,676)	42,422,676
Total Investments (cost $399,906,636)		$ 335,792,809
Receivable for investments sold		568,803
Receivable for fund shares sold		177,289
Dividends receivable		32,699
Distributions receivable from Fidelity Central Funds		57,570
Prepaid expenses		573
Other receivables		88,522
Total assets		336,718,265

Liabilities
Payable for investments purchased	$ 1,163,083
Payable for fund shares redeemed	157,236
Accrued management fee	134,741
Distribution fees payable	1,681
Other affiliated payables	81,941
Other payables and accrued expenses	39,896
Collateral on securities loaned, at value	41,361,664
Total liabilities		42,940,242

Net Assets		$ 293,778,023
Net Assets consist of:
Paid in capital		$ 767,626,994
Undistributed net investment income		2,485,033
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(412,212,062)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(64,121,942)
Net Assets		$ 293,778,023

Statement of Assets and Liabilities - continued

August 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,424,315 ÷ 34,593 shares)	$ 41.17

Maximum offering price per share (100/94.25 of $41.17)	$ 43.68
Class T: Net Asset Value and redemption price per share ($961,830 ÷ 23,406 shares)	$ 41.09

Maximum offering price per share (100/96.50 of $41.09)	$ 42.58
Class B: Net Asset Value and offering price per share ($578,926 ÷ 14,144 shares) A	$ 40.93

Class C: Net Asset Value and offering price per share ($626,571 ÷ 15,305 shares) A	$ 40.94

Telecommunications: Net Asset Value, offering price and redemption price per share ($290,042,646 ÷ 7,019,422 shares)	$ 41.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($143,735 ÷ 3,481 shares)	$ 41.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Telecommunications Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2008 (Unaudited)
Investment Income
Dividends		$ 3,808,468
Interest		11,515
Income from Fidelity Central Funds		228,628
Total income		4,048,611

Expenses
Management fee	$ 884,113
Transfer agent fees	463,101
Distribution fees	12,417
Accounting and security lending fees	66,846
Custodian fees and expenses	30,236
Independent trustees' compensation	535
Registration fees	43,393
Audit	21,309
Legal	3,415
Interest	5,788
Miscellaneous	37,752
Total expenses before reductions	1,568,905
Expense reductions	(19,952)	1,548,953
Net investment income (loss)		2,499,658
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(27,714,857)
Foreign currency transactions	26,019
Total net realized gain (loss)		(27,688,838)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $60,644)	15,479,669
Assets and liabilities in foreign currencies	(5,443)
Total change in net unrealized appreciation (depreciation)		15,474,226
Net gain (loss)		(12,214,612)
Net increase (decrease) in net assets resulting from operations		$ (9,714,954)

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,499,658	$ 4,604,512
Net realized gain (loss)	(27,688,838)	113,362,351
Change in net unrealized appreciation (depreciation)	15,474,226	(171,837,575)
Net increase (decrease) in net assets resulting from operations	(9,714,954)	(53,870,712)
Distributions to shareholders from net investment income	(782,909)	(4,987,721)
Share transactions - net increase (decrease)	(36,252,294)	(227,033,730)
Redemption fees	3,132	35,395
Total increase (decrease) in net assets	(46,747,025)	(285,856,768)

Net Assets
Beginning of period	340,525,048	626,381,816
End of period (including undistributed net investment income of $2,485,033 and undistributed net investment income of $768,284, respectively)	$ 293,778,023	$ 340,525,048

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 42.56	$ 50.89	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.28	.26	- K
Net realized and unrealized gain (loss)	(1.60)	(8.08)	3.15
Total from investment operations	(1.32)	(7.82)	3.15
Distributions from net investment income	(.07)	(.51)	-
Redemption fees added to paid in capital E,K	-	-	-
Net asset value, end of period	$ 41.17	$ 42.56	$ 50.89
Total Return B,C,D	(3.11)%	(15.55)%	6.60%
Ratios to Average Net Assets F,I
Expenses before reductions	1.23% A	1.20%	1.23% A
Expenses net of fee waivers, if any	1.23% A	1.20%	1.23% A
Expenses net of all reductions	1.22% A	1.19%	1.22% A
Net investment income (loss)	1.33% A	.49%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,424	$ 2,791	$ 658
Portfolio turnover rate G	151% A	134%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 42.49	$ 50.86	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.23	.12	(.02)
Net realized and unrealized gain (loss)	(1.60)	(8.07)	3.14
Total from investment operations	(1.37)	(7.95)	3.12
Distributions from net investment income	(.03)	(.42)	-
Redemption fees added to paid in capital E,K	-	-	-
Net asset value, end of period	$ 41.09	$ 42.49	$ 50.86
Total Return B,C,D	(3.23)%	(15.78)%	6.54%
Ratios to Average Net Assets F,I
Expenses before reductions	1.48% A	1.46%	1.54% A
Expenses net of fee waivers, if any	1.48% A	1.46%	1.54% A
Expenses net of all reductions	1.47% A	1.45%	1.53% A
Net investment income (loss)	1.09% A	.23%	(.24)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 962	$ 1,270	$ 560
Portfolio turnover rate G	151% A	134%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 42.42	$ 50.80	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.12	(.14)	(.05)
Net realized and unrealized gain (loss)	(1.60)	(8.04)	3.11
Total from investment operations	(1.48)	(8.18)	3.06
Distributions from net investment income	(.01)	(.20)	-
Redemption fees added to paid in capital E,K	-	-	-
Net asset value, end of period	$ 40.93	$ 42.42	$ 50.80
Total Return B,C,D	(3.48)%	(16.18)%	6.41%
Ratios to Average Net Assets F,I
Expenses before reductions	1.98% A	1.95%	2.05% A
Expenses net of fee waivers, if any	1.98% A	1.95%	2.05% A
Expenses net of all reductions	1.97% A	1.94%	2.05% A
Net investment income (loss)	.58% A	(.26)%	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 579	$ 741	$ 291
Portfolio turnover rate G	151% A	134%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 42.42	$ 50.81	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.12	(.14)	(.07)
Net realized and unrealized gain (loss)	(1.60)	(8.03)	3.14
Total from investment operations	(1.48)	(8.17)	3.07
Distributions from net investment income	- K	(.22)	-
Redemption fees added to paid in capital E,K	-	-	-
Net asset value, end of period	$ 40.94	$ 42.42	$ 50.81
Total Return B,C,D	(3.48)%	(16.17)%	6.43%
Ratios to Average Net Assets F,I
Expenses before reductions	1.98% A	1.95%	2.07% A
Expenses net of fee waivers, if any	1.98% A	1.95%	2.07% A
Expenses net of all reductions	1.97% A	1.94%	2.06% A
Net investment income (loss)	.58% A	(.26)%	(.65)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 627	$ 902	$ 332
Portfolio turnover rate G	151%A	134%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Telecommunications

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 K

2007

2006

2005

2004 K

Selected Per-Share Data
Net asset value, beginning of period	$ 42.70	$ 50.91	$ 41.97	$ 34.83	$ 35.79	$ 23.62
Income from Investment Operations
Net investment income (loss) E	.33	.43	.61 H	.36	.49 I	.08
Net realized and unrealized gain (loss)	(1.61)	(8.12)	8.85	7.11	(.96)	12.13
Total from investment operations	(1.28)	(7.69)	9.46	7.47	(.47)	12.21
Distributions from net investment income	(.10)	(.52)	(.53)	(.33)	(.49)	(.05)
Redemption fees added to paid in capital E	- L	- L	.01	- L	- L	.01
Net asset value, end of period	$ 41.32	$ 42.70	$ 50.91	$ 41.97	$ 34.83	$ 35.79
Total Return B,C,D	(2.99)%	(15.30)%	22.69%	21.54%	(1.40)%	51.78%
Ratios to Average Net Assets F,J
Expenses before reductions	.98% A	.91%	.99%	1.05%	1.09%	1.40%
Expenses net of fee waivers, if any	.98% A	.90%	.97%	1.05%	1.09%	1.40%
Expenses net of all reductions	.97% A	.90%	.97%	.96%	1.02%	1.34%
Net investment income (loss)	1.58% A	.79%	1.34% H	.96%	1.44% I	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 290,043	$ 334,565	$ 624,427	$ 402,334	$ 333,642	$ 439,350
Portfolio turnover rate G	151% A	134%	162%	148%	56%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.11 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.09%. I Investment income per share reflects a special dividend which amounted to $.26 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the year ended February 29. L Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 I

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 42.65	$ 50.91	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.36	.45	.16
Net realized and unrealized gain (loss)	(1.62)	(8.09)	3.01
Total from investment operations	(1.26)	(7.64)	3.17
Distributions from net investment income	(.10)	(.62)	-
Redemption fees added to paid in capital D,J	-	-	-
Net asset value, end of period	$ 41.29	$ 42.65	$ 50.91
Total Return B,C	(2.96)%	(15.23)%	6.64%
Ratios to Average Net Assets E,H
Expenses before reductions	.89% A	.83%	.98% A
Expenses net of fee waivers, if any	.89% A	.83%	.98% A
Expenses net of all reductions	.88% A	.83%	.97% A
Net investment income (loss)	1.67% A	.86%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 144	$ 256	$ 114
Portfolio turnover rate F	151% A	134%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Telecommunications, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 10,981,047
Unrealized depreciation	(82,923,403)
Net unrealized appreciation (depreciation)	$ (71,942,356)
Cost for federal income tax purposes	$ 407,735,165

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $238,815,735 and $272,094,512, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,475	$ 355
Class T	.25%	.25%	2,742	140
Class B	.75%	.25%	3,380	2,616
Class C	.75%	.25%	3,820	1,808
			$ 12,417	$ 4,919

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 470
Class T	299
Class B*	2,777
Class C*	236
$ 3,782

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 2,869.29
Class T	1,587.29
Class B	996.29
Class C	1,130.30
Telecommunications	456,318.29
Institutional Class	201.20
	$ 463,101

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,223 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,204,200	2.26%	$ 5,788

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $212 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $201,477.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $19,058 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.
Transfer Agent expense reduction
Telecommunications	$ 894

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $74,134, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2008	Year ended February 29, 2008
From net investment income
Class A	$ 4,118	$ 34,959
Class T	767	17,867
Class B	205	3,199
Class C	58	4,260
Telecommunications	777,223	4,919,180
Institutional Class	538	8,256
Total	$ 782,909	$ 4,987,721

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2008	Year ended February 29, 2008	Six months ended August 31, 2008	Year ended February 29, 2008
Class A
Shares sold	9,141	92,950	$ 383,153	$ 5,148,375
Reinvestment of distributions	97	636	3,998	33,452
Shares redeemed	(40,222)	(40,941)	(1,740,266)	(2,000,467)
Net increase (decrease)	(30,984)	52,645	$ (1,353,115)	$ 3,181,360
Class T
Shares sold	5,206	53,657	$ 216,250	$ 2,989,303
Reinvestment of distributions	19	339	766	17,826
Shares redeemed	(11,712)	(35,109)	(495,232)	(1,688,606)
Net increase (decrease)	(6,487)	18,887	$ (278,216)	$ 1,318,523
Class B
Shares sold	2,485	21,448	$ 104,167	$ 1,194,831
Reinvestment of distributions	5	57	189	3,011
Shares redeemed	(5,827)	(9,753)	(241,101)	(488,017)
Net increase (decrease)	(3,337)	11,752	$ (136,745)	$ 709,825
Class C
Shares sold	1,685	28,254	$ 71,874	$ 1,547,917
Reinvestment of distributions	1	63	46	3,315
Shares redeemed	(7,642)	(13,594)	(314,943)	(674,972)
Net increase (decrease)	(5,956)	14,723	$ (243,023)	$ 876,260
Telecommunications
Shares sold	512,146	3,678,807	$ 21,794,602	$ 202,863,624
Reinvestment of distributions	18,049	89,389	746,682	4,711,340
Shares redeemed	(1,346,281)	(8,198,629)	(56,675,962)	(440,994,970)
Net increase (decrease)	(816,086)	(4,430,433)	$ (34,134,678)	$ (233,420,006)
Institutional Class
Shares sold	187	14,719	$ 7,677	$ 834,674
Reinvestment of distributions	9	128	375	6,760
Shares redeemed	(2,711)	(11,092)	(114,569)	(541,126)
Net increase (decrease)	(2,515)	3,755	$ (106,517)	$ 300,308

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 19, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	13,113,976,696.73	94.453
Withheld	770,153,401.43	5.547
TOTAL	13,884,130,098.16	100.000
Dennis J. Dirks
Affirmative	13,168,641,748.82	94.847
Withheld	715,488,349.34	5.153
TOTAL	13,884,130,098.16	100.000
Edward C. Johnson 3d
Affirmative	13,067,153,008.01	94.116
Withheld	816,977,090.15	5.884
TOTAL	13,884,130,098.16	100.000
Alan J. Lacy
Affirmative	13,157,857,950.99	94.769
Withheld	726,272,147.17	5.231
TOTAL	13,884,130,098.16	100.000
Ned C. Lautenbach
Affirmative	13,143,644,424.95	94.667
Withheld	740,485,673.21	5.333
TOTAL	13,884,130,098.16	100.000
Joseph Mauriello
Affirmative	13,154,116,065.58	94.742
Withheld	730,014,032.58	5.258
TOTAL	13,884,130,098.16	100.000
Cornelia M. Small
Affirmative	13,156,092,259.88	94.756
Withheld	728,037,838.28	5.244
TOTAL	13,884,130,098.16	100.000
William S. Stavropoulos
Affirmative	13,112,639,067.26	94.443
Withheld	771,491,030.90	5.557
TOTAL	13,884,130,098.16	100.000
David M. Thomas
Affirmative	13,162,301,260.43	94.801
Withheld	721,828,837.73	5.199
TOTAL	13,884,130,098.16	100.000
Michael E. Wiley
Affirmative	13,161,946,104.44	94.798
Withheld	722,183,993.72	5.202
TOTAL	13,884,130,098.16	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	9,888,405,498.50	71.221
Against	2,171,839,353.81	15.643
Abstain	699,607,061.81	5.039
Broker Non-Votes	1,124,278,184.04	8.097
TOTAL	13,884,130,098.16	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Consumer Staples

Select Gold

Select Materials

Select Telecommunications

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to each fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

Semiannual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a third-party-sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

For Consumer Staples Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, as available, the cumulative total returns of Consumer Staples (retail class) and Class B of the fund and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of Consumer Staples (retail class) and Class B show the performance of the highest and lowest performing classes, respectively.

For each of Gold Portfolio, Materials Portfolio, and Telecommunications Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, as available, the cumulative total returns of the retail class and Class C of the fund and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively.

Consumer Staples Portfolio

The Board stated that the investment performance of Consumer Staples (retail class) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Gold Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Gold (retail class) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Materials Portfolio

The Board stated that the investment performance of Materials (retail class) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Telecommunications Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative return of Telecommunications (retail class) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Consumer Staples Portfolio

Gold Portfolio

Semiannual Report

Materials Portfolio

Telecommunications Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class of each fund ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

ASGMT-USAN-1008
1.855653.101

Fidelity Advisor
Focus Funds®
Institutional Class

Fidelity Advisor Consumer Staples Fund

Fidelity Advisor Gold Fund

Fidelity Advisor Materials Fund

Fidelity Advisor Telecommunications Fund

Each Advisor fund listed above is a class
of the Fidelity® Select Portfolios®.

Semiannual Report

August 31, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Consumer Staples	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Gold	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Consolidated Investments
	<Click Here>	Consolidated Financial Statements
	<Click Here>	Notes to the Consolidated Financial Statements
Materials	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Telecommunications	<Click Here>	Shareholder Expense Example
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
	<Click Here>	Notes to the Financial Statements
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

Dear Shareholder:

Most domestic and international equity indexes continued to dwell in negative territory, pressured by unfavorable credit-market conditions, particularly in the United States. On the upside, investment-grade bonds and money markets generally have served investors well so far this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Select Consumer Staples Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Class A
Actual	$ 1,000.00	$ 973.10	$ 5.77
Hypothetical A	$ 1,000.00	$ 1,019.36	$ 5.90
Class T
Actual	$ 1,000.00	$ 971.90	$ 7.21
Hypothetical A	$ 1,000.00	$ 1,017.90	$ 7.38
Class B
Actual	$ 1,000.00	$ 969.40	$ 9.68
Hypothetical A	$ 1,000.00	$ 1,015.38	$ 9.91
Class C
Actual	$ 1,000.00	$ 969.70	$ 9.38
Hypothetical A	$ 1,000.00	$ 1,015.68	$ 9.60
Consumer Staples
Actual	$ 1,000.00	$ 974.60	$ 4.38
Hypothetical A	$ 1,000.00	$ 1,020.77	$ 4.48
Institutional Class
Actual	$ 1,000.00	$ 974.70	$ 4.38
Hypothetical A	$ 1,000.00	$ 1,020.77	$ 4.48

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Annualized Expense Ratio
Class A	1.16%
Class T	1.45%
Class B	1.95%
Class C	1.89%
Consumer Staples	.88%
Institutional Class	.88%

Semiannual Report

Select Consumer Staples Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	16.4	15.5
The Coca-Cola Co.	9.7	9.7
PepsiCo, Inc.	8.4	7.8
CVS Caremark Corp.	5.5	5.9
Nestle SA sponsored ADR	4.5	5.0
British American Tobacco PLC sponsored ADR	3.9	3.6
Colgate-Palmolive Co.	3.8	3.4
Avon Products, Inc.	3.8	3.0
Wal-Mart Stores, Inc.	2.9	3.0
Walgreen Co.	2.8	2.5
	61.7
Top Industries (% of fund's net assets)
As of August 31, 2008
Beverages	32.1%
Household Products	23.6%
Food & Staples Retailing	15.0%
Food Products	14.6%
Tobacco	7.8%
All Others*	6.9%

As of February 29, 2008
Beverages	31.0%
Household Products	19.7%
Food & Staples Retailing	17.4%
Food Products	15.9%
Tobacco	9.5%
All Others*	6.5%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Consumer Staples Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
BEVERAGES - 32.1%
Brewers - 6.6%
Anadolu Efes Biracilik ve Malt Sanyii AS	195,759	$ 2,115,242
Carlsberg AS Series B	23,000	2,042,665
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	66,900	4,140,441
Heineken NV (Bearer) (d)	127,400	5,987,937
InBev SA	188,500	13,109,817
Molson Coors Brewing Co. Class B	326,780	15,571,067
SABMiller PLC	544,650	11,722,253
		54,689,422
Distillers & Vintners - 4.2%
Brown-Forman Corp. Class B (non-vtg.)	1,000	72,010
Constellation Brands, Inc. Class A (sub. vtg.) (a)	325,700	6,875,527
Diageo PLC sponsored ADR	167,700	12,476,880
Pernod Ricard SA	135,700	12,740,167
Remy Cointreau SA	38,700	2,044,890
		34,209,474
Soft Drinks - 21.3%
Coca-Cola Amatil Ltd.	283,396	2,080,297
Coca-Cola FEMSA SAB de CV sponsored ADR (d)	144,200	8,181,908
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	244,410	6,076,033
Coca-Cola Icecek AS	230,000	2,096,910
Cott Corp. (a)	535,000	1,017,656
Embotelladora Andina SA sponsored ADR	235,641	4,295,735
Fomento Economico Mexicano SA de CV sponsored ADR	45,900	2,038,878
PepsiCo, Inc. (d)	1,009,900	69,157,952
The Coca-Cola Co.	1,538,200	80,094,074
		175,039,443
TOTAL BEVERAGES		263,938,339
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Senomyx, Inc. (a)(d)	201,300	845,460
FOOD & STAPLES RETAILING - 15.0%
Drug Retail - 8.3%
CVS Caremark Corp.	1,236,000	45,237,600
Walgreen Co.	627,200	22,848,896
		68,086,496
Food Distributors - 0.9%
Sysco Corp.	194,200	6,181,386
United Natural Foods, Inc. (a)	68,900	1,324,258
		7,505,644
Food Retail - 2.9%
Kroger Co.	306,000	8,451,720
Safeway, Inc.	469,900	12,377,166

	Shares	Value
SUPERVALU, Inc.	86,900	$ 2,015,211
Whole Foods Market, Inc.	71,500	1,309,165
		24,153,262
Hypermarkets & Super Centers - 2.9%
Wal-Mart Stores, Inc.	398,200	23,521,674
TOTAL FOOD & STAPLES RETAILING		123,267,076
FOOD PRODUCTS - 14.6%
Agricultural Products - 3.5%
Archer Daniels Midland Co. (d)	344,300	8,765,878
Bunge Ltd. (d)	140,100	12,519,336
Corn Products International, Inc.	29,500	1,321,305
Nutreco Holding NV	100	6,180
SLC Agricola SA	284,100	3,987,858
Viterra, Inc. (a)	190,600	2,198,644
		28,799,201
Packaged Foods & Meats - 11.1%
Cadbury PLC sponsored ADR	40,412	1,863,801
Groupe Danone	155,400	10,848,808
Kellogg Co.	100	5,444
Kraft Foods, Inc. Class A (d)	211,100	6,651,761
Lindt & Spruengli AG	69	1,905,771
Marine Harvest ASA (a)(d)	4,899,000	3,432,697
Nestle SA sponsored ADR	828,950	36,647,880
Perdigao SA (ON)	81,100	2,029,988
PureCircle Ltd.	85,000	385,711
Sadia SA ADR (d)	103,300	2,059,802
Tyson Foods, Inc. Class A	166,200	2,413,224
Unilever NV (NY Shares)	750,012	20,700,331
Wimm-Bill-Dann Foods OJSC sponsored ADR	28,800	2,002,176
		90,947,394
TOTAL FOOD PRODUCTS		119,746,595
HOTELS, RESTAURANTS & LEISURE - 0.2%
Restaurants - 0.2%
Starbucks Corp. (a)	132,800	2,066,368
HOUSEHOLD PRODUCTS - 23.6%
Household Products - 23.6%
Colgate-Palmolive Co. (d)	410,800	31,233,124
Energizer Holdings, Inc. (a)(d)	62,800	5,334,232
Kimberly-Clark Corp.	368,900	22,753,752
Procter & Gamble Co.	1,927,197	134,460,536
		193,781,644
PERSONAL PRODUCTS - 4.5%
Personal Products - 4.5%
Avon Products, Inc.	719,700	30,824,751
Bare Escentuals, Inc. (a)(d)	158,705	1,974,290
Estee Lauder Companies, Inc. Class A	100	4,977
Herbalife Ltd.	58,500	2,755,350
Common Stocks - continued
	Shares	Value
PERSONAL PRODUCTS - CONTINUED
Personal Products - continued
Natura Cosmeticos SA	70,100	$ 818,407
Physicians Formula Holdings, Inc. (a)	134,900	794,561
		37,172,336
PHARMACEUTICALS - 0.5%
Pharmaceuticals - 0.5%
Johnson & Johnson	57,800	4,070,854
TOBACCO - 7.8%
Tobacco - 7.8%
Altria Group, Inc.	753,500	15,846,105
British American Tobacco PLC sponsored ADR (d)	472,750	32,147,000
KT&G Corp.	990	83,183
Lorillard, Inc. (a)	28,200	2,037,168
Philip Morris International, Inc.	142,100	7,630,770
Souza Cruz Industria Comerico	228,800	6,017,580
		63,761,806
TOTAL COMMON STOCKS (Cost $779,455,732)		808,650,478
Money Market Funds - 8.9%
	Shares	Value
Fidelity Cash Central Fund, 2.31% (b)	17,499,212	$ 17,499,212
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	55,911,675	55,911,675
TOTAL MONEY MARKET FUNDS (Cost $73,410,887)		73,410,887
TOTAL INVESTMENT PORTFOLIO - 107.3% (Cost $852,866,619)		882,061,365
NET OTHER ASSETS - (7.3)%		(60,363,993)
NET ASSETS - 100%		$ 821,697,372
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 204,728
Fidelity Securities Lending Cash Central Fund	267,596
Total	$ 472,324
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	882,061,365	881,978,182	83,183	-
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	71.3%
United Kingdom	7.0%
Switzerland	4.7%
Netherlands	3.2%
France	3.2%
Brazil	2.5%
Belgium	1.6%
Bermuda	1.6%
Mexico	1.3%
Others (individually less than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Consumer Staples Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $53,940,806) - See accompanying schedule: Unaffiliated issuers (cost $779,455,732)	$ 808,650,478
Fidelity Central Funds (cost $73,410,887)	73,410,887
Total Investments (cost $852,866,619)		$ 882,061,365
Foreign currency held at value (cost $11,906)		11,906
Receivable for investments sold		2,981,128
Receivable for fund shares sold		6,575,029
Dividends receivable		1,185,601
Distributions receivable from Fidelity Central Funds		57,007
Prepaid expenses		460
Other receivables		6,607
Total assets		892,879,103

Liabilities
Payable for investments purchased	$ 13,434,987
Payable for fund shares redeemed	1,180,292
Accrued management fee	374,574
Distribution fees payable	48,469
Other affiliated payables	177,910
Other payables and accrued expenses	53,824
Collateral on securities loaned, at value	55,911,675
Total liabilities		71,181,731

Net Assets		$ 821,697,372
Net Assets consist of:
Paid in capital		$ 793,452,112
Undistributed net investment income		7,523,535
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,463,362)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		29,185,087
Net Assets		$ 821,697,372

Statement of Assets and Liabilities - continued

August 31, 2008 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($56,835,532 ÷ 925,442 shares)	$ 61.41

Maximum offering price per share (100/94.25 of $61.41)	$ 65.16
Class T: Net Asset Value and redemption price per share ($11,744,470 ÷ 192,021 shares)	$ 61.16

Maximum offering price per share (100/96.50 of $61.16)	$ 63.38
Class B: Net Asset Value and offering price per share ($10,150,668 ÷ 167,026 shares)A	$ 60.77

Class C: Net Asset Value and offering price per share ($30,530,435 ÷ 502,888 shares)A	$ 60.71

Consumer Staples: Net Asset Value, offering price and redemption price per share ($700,348,171 ÷ 11,366,857 shares)	$ 61.61

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,088,096 ÷ 196,310 shares)	$ 61.58

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2008 (Unaudited)
Investment Income
Dividends		$ 10,990,694
Interest		4,740
Income from Fidelity Central Funds		472,324
Total income		11,467,758

Expenses
Management fee	$ 2,355,066
Transfer agent fees	967,085
Distribution fees	241,627
Accounting and security lending fees	149,179
Custodian fees and expenses	66,363
Independent trustees' compensation	1,724
Registration fees	115,031
Audit	18,884
Legal	1,725
Interest	3,824
Miscellaneous	43,813
Total expenses before reductions	3,964,321
Expense reductions	(24,789)	3,939,532
Net investment income (loss)		7,528,226
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,540,563)
Foreign currency transactions	(38,090)
Total net realized gain (loss)		(2,578,653)
Change in net unrealized appreciation (depreciation) on: Investment securities	(30,997,828)
Assets and liabilities in foreign currencies	(12,161)
Total change in net unrealized appreciation (depreciation)		(31,009,989)
Net gain (loss)		(33,588,642)
Net increase (decrease) in net assets resulting from operations		$ (26,060,416)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Consumer Staples Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,528,226	$ 5,595,200
Net realized gain (loss)	(2,578,653)	16,781,246
Change in net unrealized appreciation (depreciation)	(31,009,989)	23,844,075
Net increase (decrease) in net assets resulting from operations	(26,060,416)	46,220,521
Distributions to shareholders from net investment income	(117,474)	(4,297,338)
Distributions to shareholders from net realized gain	(334,487)	(21,936,184)
Total distributions	(451,961)	(26,233,522)
Share transactions - net increase (decrease)	127,799,727	323,338,123
Redemption fees	32,764	70,107
Total increase (decrease) in net assets	101,320,114	343,395,229

Net Assets
Beginning of period	720,377,258	376,982,029
End of period (including undistributed net investment income of $7,523,535 and undistributed net investment income of $1,685,304, respectively)	$ 821,697,372	$ 720,377,258

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 63.13	$ 58.16	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.48	.53	(.01)
Net realized and unrealized gain (loss)	(2.18)	7.29	1.28
Total from investment operations	(1.70)	7.82	1.27
Distributions from net investment income	-	(.42)	-
Distributions from net realized gain	(.02)	(2.44)	-
Total distributions	(.02) L	(2.86)	-
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 61.41	$ 63.13	$ 58.16
Total Return B,C,D	(2.69)%	13.38%	2.23%
Ratios to Average Net Assets F,I
Expenses before reductions	1.16% A	1.19%	1.29% A
Expenses net of fee waivers, if any	1.16% A	1.19%	1.29%A
Expenses net of all reductions	1.16% A	1.19%	1.28% A
Net investment income (loss)	1.55% A	.83%	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56,836	$ 23,796	$ 986
Portfolio turnover rate G	64% A	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. LTotal distributions of $.024 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.024 per share.

Financial Highlights - Class T

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 62.93	$ 58.06	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.40	.36	(.01)
Net realized and unrealized gain (loss)	(2.17)	7.29	1.18
Total from investment operations	(1.77)	7.65	1.17
Distributions from net investment income	-	(.35)	-
Distributions from net realized gain	-	(2.44)	-
Total distributions	-	(2.79)	-
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 61.16	$ 62.93	$ 58.06
Total Return B,C,D	(2.81)%	13.11%	2.06%
Ratios to Average Net Assets F,I
Expenses before reductions	1.45% A	1.46%	1.61% A
Expenses net of fee waivers, if any	1.45% A	1.46%	1.61% A
Expenses net of all reductions	1.44% A	1.46%	1.60% A
Net investment income (loss)	1.27% A	.56%	(.11)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,744	$ 6,298	$ 529
Portfolio turnover rate G	64% A	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 62.69	$ 58.00	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.24	.04	(.07)
Net realized and unrealized gain (loss)	(2.16)	7.27	1.18
Total from investment operations	(1.92)	7.31	1.11
Distributions from net investment income	-	(.19)	-
Distributions from net realized gain	-	(2.44)	-
Total distributions	-	(2.63)	-
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 60.77	$ 62.69	$ 58.00
Total Return B,C,D	(3.06)%	12.53%	1.95%
Ratios to Average Net Assets F,I
Expenses before reductions	1.95% A	1.96%	2.09% A
Expenses net of fee waivers, if any	1.95% A	1.96%	2.09% A
Expenses net of all reductions	1.94% A	1.96%	2.09% A
Net investment income (loss)	.77% A	.06%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,151	$ 4,884	$ 226
Portfolio turnover rate G	64% A	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 62.61	$ 57.99	$ 56.89
Income from Investment Operations
Net investment income (loss) E	.26	.06	(.08)
Net realized and unrealized gain (loss)	(2.16)	7.28	1.18
Total from investment operations	(1.90)	7.34	1.10
Distributions from net investment income	-	(.29)	-
Distributions from net realized gain	-	(2.44)	-
Total distributions	-	(2.73)	-
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 60.71	$ 62.61	$ 57.99
Total Return B,C,D	(3.03)%	12.58%	1.93%
Ratios to Average Net AssetsF,I
Expenses before reductions	1.89% A	1.93%	2.14% A
Expenses net of fee waivers, if any	1.89% A	1.93%	2.14% A
Expenses net of all reductions	1.89% A	1.92%	2.14% A
Net investment income (loss)	.82% A	.09%	(.66)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,530	$ 19,791	$ 178
Portfolio turnover rate G	64% A	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Consumer Staples

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 I

2007

2006

2005

2004 I

Selected Per-Share Data
Net asset value, beginning of period	$ 63.25	$ 58.13	$ 52.18	$ 51.42	$ 46.50	$ 35.71
Income from Investment Operations
Net investment income (loss) E	.58	.71	.56	.50	.29	.22
Net realized and unrealized gain (loss)	(2.19)	7.30	8.88	3.25	4.90	10.80
Total from investment operations	(1.61)	8.01	9.44	3.75	5.19	11.02
Distributions from net investment income	(.01)	(.46)	(.32)	(.44)	(.29)	(.24)
Distributions from net realized gain	(.03)	(2.44)	(3.18)	(2.56)	-	-
Total distributions	(.03) K	(2.90)	(3.50)	(3.00)	(.29)	(.24)
Redemption fees added to paid in capital E	- J	.01	.01	.01	.02	.01
Net asset value, end of period	$ 61.61	$ 63.25	$ 58.13	$ 52.18	$ 51.42	$ 46.50
Total Return B,C,D	(2.54)%	13.72%	18.43%	7.50%	11.24%	30.94%
Ratios to Average Net Assets F,H
Expenses before reductions	.88% A	.91%	1.01%	1.04%	1.06%	1.27%
Expenses net of fee waivers, if any	.88% A	.90%	.99%	1.04%	1.06%	1.27%
Expenses net of all reductions	.87% A	.90%	.98%	1.03%	1.05%	1.25%
Net investment income (loss)	1.84% A	1.12%	.99%	.97%	.61%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 700,348	$ 655,224	$ 374,930	$ 125,007	$ 139,328	$ 104,436
Portfolio turnover rate G	64% A	71%	99%	75%	86%	62%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. KTotal distributions of $.034 per share is comprised of distributions from net investment income of $.009 and distributions from net realized gain of $.025 per share.

Financial Highlights - Institutional Class

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 I

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 63.22	$ 58.12	$ 56.89
Income from Investment Operations
Net investment income (loss) D	.58	.74	.07
Net realized and unrealized gain (loss)	(2.18)	7.30	1.16
Total from investment operations	(1.60)	8.04	1.23
Distributions from net investment income	(.02)	(.51)	-
Distributions from net realized gain	(.03)	(2.44)	-
Total distributions	(.04) K	(2.95)	-
Redemption fees added to paid in capital D	- J	.01	- J
Net asset value, end of period	$ 61.58	$ 63.22	$ 58.12
Total Return B,C	(2.53)%	13.77%	2.16%
Ratios to Average Net Assets E,H
Expenses before reductions	.88% A	.85%	1.00% A
Expenses net of fee waivers, if any	.88% A	.85%	1.00% A
Expenses net of all reductions	.87% A	.84%	1.00% A
Net investment income (loss)	1.84% A	1.17%	.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,088	$ 10,384	$ 132
Portfolio turnover rate F	64% A	71%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. KTotal distributions of $.041 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

Consumer Staples Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Consumer Staples and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 61,842,928
Unrealized depreciation	(36,927,169)
Net unrealized appreciation (depreciation)	$ 24,915,759
Cost for federal income tax purposes	$ 857,145,606

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $397,075,307 and $261,333,890, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 50,652	$ 4,143
Class T	.25%	.25%	22,868	-
Class B	.75%	.25%	36,710	27,532
Class C	.75%	.25%	131,397	89,425
			$ 241,627	$ 121,100

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 73,409
Class T	8,750
Class B*	4,353
Class C*	2,828
$ 89,340

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 53,245.26
Class T	13,631.30
Class B	10,879.30
Class C	32,138.24
Consumer Staples	842,996.22
Institutional Class	14,196.22
	$ 967,085

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,592 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,978,800	2.30%	$ 3,824

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $555 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $267,596.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $23,400 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $95. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Consumer Staples	$ 1,279
Institutional Class	15
$ 1,294

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $32,014, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Subsequent to period end, Lehman Brothers Holdings, Inc. (LBHI) and certain of its affiliates sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. During this period, the Fund had outstanding securities trades with counterparties affiliated with LBHI. As a result of these events, LBHI's affiliates are unable to fulfill their commitments and, in certain cases, the Fund may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to the Fund relating to these events is immaterial.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2008	Year ended February 29, 2008
From net investment income
Class A	$ -	$ 54,271
Class T	-	42,873
Class B	-	7,270
Class C	-	46,840
Consumer Staples	114,359	4,124,954
Institutional Class	3,115	21,130
Total	$ 117,474	$ 4,297,338
From net realized gain
Class A	$ 11,954	$ 279,894
Class T	-	271,554
Class B	-	90,489
Class C	-	308,038
Consumer Staples	317,666	20,893,023
Institutional Class	4,867	93,186
Total	$ 334,487	$ 21,936,184

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2008	Year ended February 29, 2008	Six months ended August 31, 2008	Year ended February 29, 2008
Class A
Shares sold	665,177	394,208	$ 41,969,493	$ 25,121,582
Reinvestment of distributions	173	4,833	11,172	319,149
Shares redeemed	(116,856)	(39,053)	(7,327,710)	(2,497,211)
Net increase (decrease)	548,494	359,988	$ 34,652,955	$ 22,943,520
Class T
Shares sold	116,536	195,158	$ 7,359,192	$ 12,251,985
Reinvestment of distributions	-	4,490	-	296,489
Shares redeemed	(24,592)	(108,690)	(1,522,177)	(6,862,659)
Net increase (decrease)	91,944	90,958	$ 5,837,015	$ 5,685,815
Class B
Shares sold	105,339	76,823	$ 6,560,564	$ 4,855,507
Reinvestment of distributions	-	1,410	-	92,490
Shares redeemed	(16,224)	(4,224)	(1,000,078)	(268,236)
Net increase (decrease)	89,115	74,009	$ 5,560,486	$ 4,679,761
Class C
Shares sold	247,560	328,900	$ 15,533,594	$ 21,121,099
Reinvestment of distributions	-	4,849	-	319,529
Shares redeemed	(60,782)	(20,712)	(3,693,400)	(1,307,625)
Net increase (decrease)	186,778	313,037	$ 11,840,194	$ 20,133,003
Consumer Staples
Shares sold	5,789,374	8,600,962	$ 369,437,408	$ 555,032,219
Reinvestment of distributions	6,284	360,932	406,816	23,544,138
Shares redeemed	(4,788,150)	(5,052,205)	(302,154,298)	(318,954,187)
Net increase (decrease)	1,007,508	3,909,689	$ 67,689,926	$ 259,622,170
Institutional Class
Shares sold	121,632	204,550	$ 7,777,468	$ 13,014,809
Reinvestment of distributions	87	995	5,655	65,503
Shares redeemed	(89,664)	(43,560)	(5,563,972)	(2,806,458)
Net increase (decrease)	32,055	161,985	$ 2,219,151	$ 10,273,854

Semiannual Report

Select Gold Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Class A
Actual	$ 1,000.00	$ 732.60	$ 5.37
HypotheticalA	$ 1,000.00	$ 1,019.00	$ 6.26
Class T
Actual	$ 1,000.00	$ 731.80	$ 6.50
HypotheticalA	$ 1,000.00	$ 1,017.69	$ 7.58
Class B
Actual	$ 1,000.00	$ 730.00	$ 8.68
HypotheticalA	$ 1,000.00	$ 1,015.17	$ 10.11
Class C
Actual	$ 1,000.00	$ 729.90	$ 8.68
HypotheticalA	$ 1,000.00	$ 1,015.17	$ 10.11
Gold
Actual	$ 1,000.00	$ 734.00	$ 3.80
HypotheticalA	$ 1,000.00	$ 1,020.82	$ 4.43
Institutional Class
Actual	$ 1,000.00	$ 733.90	$ 3.93
HypotheticalA	$ 1,000.00	$ 1,020.67	$ 4.58

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Select Gold Portfolio
Shareholder Expense Example - continued

Annualized Expense Ratio
Class A	1.23%
Class T	1.49%
Class B	1.99%
Class C	1.99%
Gold	.87%
Institutional Class	.90%

Semiannual Report

Select Gold Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Newmont Mining Corp.	10.0	7.1
Barrick Gold Corp.	9.8	7.8
Goldcorp, Inc.	9.6	8.5
Newcrest Mining Ltd.	7.4	6.7
Agnico-Eagle Mines Ltd.	6.3	4.1
Kinross Gold Corp.	4.9	5.8
Yamana Gold, Inc.	4.6	4.1
Randgold Resources Ltd. sponsored ADR	4.4	3.0
Lihir Gold Ltd.	4.1	5.8
Anglo Gold Ashanti Ltd. sponsored ADR	3.1	1.7
	64.2
Top Industries (% of fund's net assets)
As of August 31, 2008
Gold	88.6%
Precious Metals & Minerals	5.5%
Diversified Metals & Mining	3.6%
Steel	1.5%
Coal & Consumable Fuels	0.6%
All Others*	0.2%

As of February 29, 2008
Gold	77.9%
Precious Metals & Minerals	8.1%
Diversified Metals & Mining	3.6%
Coal & Consumable Fuels	1.9%
Steel	1.4%
All Others*	7.1%

* Includes short-term investments and net other assets.

Semiannual Report

Select Gold Portfolio

Consolidated Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value
Australia - 8.7%
METALS & MINING - 8.7%
Gold - 8.7%
Andean Resources Ltd. (a)	2,455,000	$ 2,697,908
Centamin Egypt Ltd. (a)	1,977,000	1,855,486
Newcrest Mining Ltd.	5,611,283	132,001,336
Panaust Ltd. (a)	6,749,000	5,041,088
Sino Gold Mining Ltd. (a)(d)	3,228,231	11,834,722
Troy Resources NL (a)(f)	2,300,000	2,923,866
		156,354,406
Bermuda - 0.6%
METALS & MINING - 0.6%
Precious Metals & Minerals - 0.6%
Aquarius Platinum Ltd. (United Kingdom)	1,251,000	11,228,125
Canada - 48.5%
METALS & MINING - 48.5%
Diversified Metals & Mining - 0.9%
First Quantum Minerals Ltd.	168,200	10,849,569
Kimber Resources, Inc. (a)	16,100	19,254
Kimber Resources, Inc. (a)(f)	3,888,000	4,649,698
Kimber Resources, Inc. warrants 3/11/10 (a)(f)	1,944,000	777,652
		16,296,173
Gold - 45.2%
Agnico-Eagle Mines Ltd.	1,976,600	113,445,803
Alamos Gold, Inc. (a)	2,448,500	14,179,834
Aquiline Resources, Inc. (a)	875,500	5,218,621
Aquiline Resources, Inc. (a)(f)	1,024,600	6,107,367
Aurizon Mines Ltd. (a)	651,900	2,025,773
Barrick Gold Corp.	5,031,619	175,072,576
Coral Gold Resources Ltd. (a)(e)	1,791,100	877,039
Detour Gold Corp. (f)	615,000	8,009,275
Eldorado Gold Corp. (a)	4,878,400	38,771,784
European Goldfields Ltd. (a)	391,400	1,562,725
Franco-Nevada Corp.	725,100	14,441,231
Goldcorp, Inc.	5,028,600	171,037,273
Golden Star Resources Ltd. (a)	4,875,769	7,300,224
Great Basin Gold Ltd. (a)	3,407,900	8,792,924
Guyana Goldfields, Inc. (a)	783,000	2,499,524
High River Gold Mines Ltd. (a)	2,126,800	1,381,884
High River Gold Mines Ltd. (a)(f)	1,300,000	844,673
High River Gold Mines Ltd. warrants 11/8/10 (a)(f)	650,000	82,631
IAMGOLD Corp.	3,372,100	22,227,694
Jaguar Mining, Inc. (a)	218,400	1,491,031
Kinross Gold Corp.	5,283,400	87,065,775
New Gold, Inc. (a)	585,700	3,088,582
New Gold, Inc. warrants 4/3/12 (a)(f)	2,928,500	303,343

	Shares	Value
Northgate Minerals Corp. (a)	1,057,800	$ 1,643,552
Novagold Resources, Inc. (a)	700,000	4,535,053
Orezone Resources, Inc. Class A (a)	8,870,700	8,269,686
Red Back Mining, Inc. (a)	2,220,800	14,325,044
Red Back Mining, Inc. (a)(f)	1,033,000	6,663,261
US Gold Canadian Acquisition Corp. (a)(e)	1,891,316	2,315,279
Western Goldfields, Inc. (a)	1,161,200	1,880,751
Yamana Gold, Inc.	7,625,100	82,788,646
		808,248,858
Precious Metals & Minerals - 2.4%
B2Gold Corp. (f)	301,000	184,237
Etruscan Resources, Inc. (a)	1,216,800	1,088,526
Etruscan Resources, Inc. (a)(f)	1,549,400	1,386,063
Etruscan Resources, Inc. warrants 11/2/10 (a)(f)	774,700	13,492
Minefinders Corp. Ltd. (a)	1,100,000	8,700,975
Pan American Silver Corp. (a)	500,000	13,290,004
Shore Gold, Inc. (a)	1,760,000	2,469,419
Silver Standard Resources, Inc. (a)	591,300	14,865,286
		41,998,002
TOTAL METALS & MINING		866,543,033
China - 1.5%
METALS & MINING - 1.5%
Gold - 1.5%
Zijin Mining Group Co. Ltd. (H Shares)	38,562,000	26,384,578
Luxembourg - 0.3%
METALS & MINING - 0.3%
Steel - 0.3%
ArcelorMittal SA (NY Shares) Class A	78,400	6,163,808
Papua New Guinea - 4.1%
METALS & MINING - 4.1%
Gold - 4.1%
Lihir Gold Ltd. (a)	35,560,881	72,968,599
Peru - 1.0%
METALS & MINING - 1.0%
Precious Metals & Minerals - 1.0%
Compania de Minas Buenaventura SA sponsored ADR	780,000	18,096,000
South Africa - 9.1%
METALS & MINING - 9.1%
Gold - 7.9%
AngloGold Ashanti Ltd. sponsored ADR	2,041,216	54,949,535
Gold Fields Ltd. sponsored ADR	5,534,900	50,367,590
Common Stocks - continued
	Shares	Value
South Africa - continued
METALS & MINING - CONTINUED
Gold - continued
Harmony Gold Mining Co. Ltd. (a)	1,549,000	$ 13,508,292
Harmony Gold Mining Co. Ltd. sponsored ADR (a)(d)	2,658,200	23,152,922
		141,978,339
Precious Metals & Minerals - 1.2%
Impala Platinum Holdings Ltd.	743,212	21,043,593
TOTAL METALS & MINING		163,021,932
United Kingdom - 5.7%
METALS & MINING - 5.7%
Diversified Metals & Mining - 1.0%
Anglo American PLC (United Kingdom)	100,900	5,391,366
BHP Billiton PLC	278,100	8,706,986
Rio Tinto PLC (Reg.)	39,000	3,701,308
		17,799,660
Gold - 4.4%
Randgold Resources Ltd. sponsored ADR (d)	1,780,689	78,154,440
Precious Metals & Minerals - 0.3%
Hochschild Mining PLC	1,104,058	5,070,329
TOTAL METALS & MINING		101,024,429
United States of America - 14.6%
METALS & MINING - 14.0%
Diversified Metals & Mining - 1.7%
Freeport-McMoRan Copper & Gold, Inc. Class B	338,200	30,208,024
Gold - 11.1%
Newmont Mining Corp.	3,964,198	178,785,334
Royal Gold, Inc.	560,768	19,464,257
US Gold Corp. warrants 2/22/11 (a)(g)	364,200	164,618
		198,414,209
Steel - 1.2%
Cleveland-Cliffs, Inc. (d)	94,700	9,585,534
United States Steel Corp.	82,900	11,031,503
		20,617,037
TOTAL METALS & MINING		249,239,270

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 0.6%
Coal & Consumable Fuels - 0.6%
CONSOL Energy, Inc.	169,543	$ 11,479,757
TOTAL UNITED STATES OF AMERICA		260,719,027
TOTAL COMMON STOCKS (Cost $1,648,453,430)		1,682,503,937
Commodities - 5.7%
	Troy Ounces
Gold Bullion (a) (Cost $109,669,100)	122,500	101,736,250
Money Market Funds - 1.3%
	Shares
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c) (Cost $23,478,494)	23,478,494	23,478,494
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,781,601,024)	1,807,718,681
NET OTHER ASSETS - (1.1)%	(20,426,182)
NET ASSETS - 100%	$ 1,787,292,499
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,945,558 or 1.8% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $164,618 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
US Gold Corp. warrants 2/22/11	2/8/06	$ 179,112
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 487,163
Fidelity Securities Lending Cash Central Fund	323,260
Total	$ 810,423
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Coral Gold Resources Ltd.	$ 2,869,001	$ -	$ 119,148	$ -	$ 877,039
US Gold Canadian Acquisition Corp.	8,770,114	-	725,584	-	2,315,279
Total	$ 11,639,115	$ -	$ 844,732	$ -	$ 3,192,318
Consolidated Subsidiary
Fidelity Select Gold Cayman Ltd.	$ 82,233,978	$ 83,489,289	$ 48,945,913	$ -	$ 101,707,640
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Consolidated Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments	1,807,718,681	1,785,068,239	22,650,442	-

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Gold Portfolio

Financial Statements

Consolidated Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investments, at value (including securities loaned of $22,575,819) - See accompanying schedule: Unaffiliated issuers (cost $1,637,114,583)	$ 1,679,311,619
Fidelity Central Funds (cost $23,478,494)	23,478,494
Other affiliated issuers (cost $11,338,847)	3,192,318
Commodities (cost $109,669,100)	101,736,250
Total Investments (cost $1,781,601,024)		$ 1,807,718,681
Receivable for investments sold		8,175,006
Receivable for fund shares sold		2,541,198
Dividends receivable		1,156,054
Distributions receivable from Fidelity Central Funds		26,183
Prepaid expenses		1,406
Receivable from investment adviser for expense reductions		25,160
Other receivables		67,404
Total assets		1,819,711,092

Liabilities
Payable to custodian bank	$ 2,485,640
Payable to custodian bank foreign currency (cost $10,140)	10,140
Payable for investments purchased	1,384,665
Payable for fund shares redeemed	3,604,548
Accrued management fee	852,884
Distribution fees payable	23,202
Other affiliated payables	454,698
Other payables and accrued expenses	124,322
Collateral on securities loaned, at value	23,478,494
Total liabilities		32,418,593

Net Assets		$ 1,787,292,499
Net Assets consist of:
Paid in capital		$ 1,841,755,259
Accumulated net investment loss		(1,807,597)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(78,764,744)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,109,581
Net Assets		$ 1,787,292,499

Consolidated Statement of Assets and Liabilities - continued

August 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($25,958,006 ÷ 770,224 shares)	$ 33.70

Maximum offering price per share (100/94.25 of $33.70)	$ 35.76
Class T: Net Asset Value and redemption price per share ($10,940,020 ÷ 325,149 shares)	$ 33.65

Maximum offering price per share (100/96.50 of $33.65)	$ 34.87
Class B: Net Asset Value and offering price per share ($5,885,068 ÷ 176,116 shares)A	$ 33.42

Class C: Net Asset Value and offering price per share ($10,511,401 ÷ 315,409 shares)A	$ 33.33

Gold: Net Asset Value, offering price and redemption price per share ($1,730,688,406 ÷ 51,055,055 shares)	$ 33.90

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,309,598 ÷ 97,704 shares)	$ 33.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Consolidated Statement of Operations

	Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 6,717,460
Interest		3,685
Income from Fidelity Central Funds		810,423
Total income		7,531,568

Expenses
Management fee	$ 6,301,981
Transfer agent fees	2,312,751
Distribution fees	162,502
Accounting and security lending fees	490,913
Custodian fees and expenses	189,294
Independent trustees' compensation	5,191
Registration fees	146,646
Audit	21,212
Legal	10,962
Interest	18,089
Miscellaneous	98,904
Total expenses before reductions	9,758,445
Expense reductions	(422,457)	9,335,988
Net investment income (loss)		(1,804,420)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(20,442,619)
Other affiliated issuers	(2,659,381)
Commodities	(3,556,700)
Foreign currency transactions	(134,434)
Total net realized gain (loss)		(26,793,134)
Change in net unrealized appreciation (depreciation) on: Investments	(669,684,530)
Assets and liabilities in foreign currencies	28,626
Total change in net unrealized appreciation (depreciation)		(669,655,904)
Net gain (loss)		(696,449,038)
Net increase (decrease) in net assets resulting from operations		$ (698,253,458)

Consolidated Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,804,420)	$ (863,055)
Net realized gain (loss)	(26,793,134)	189,513,263
Change in net unrealized appreciation (depreciation)	(669,655,904)	426,680,411
Net increase (decrease) in net assets resulting from operations	(698,253,458)	615,330,619
Distributions to shareholders from net investment income	-	(7,077,865)
Distributions to shareholders from net realized gain	(9,542,393)	(201,157,130)
Total distributions	(9,542,393)	(208,234,995)
Share transactions - net increase (decrease)	54,629,239	554,230,717
Redemption fees	513,698	544,215
Total increase (decrease) in net assets	(652,652,914)	961,870,556

Net Assets
Beginning of period	2,439,945,413	1,478,074,857
End of period (including accumulated net investment loss of $1,807,597 and accumulated net investment loss of $3,177, respectively)	$ 1,787,292,499	$ 2,439,945,413

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 46.19	$ 36.53	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.10)	(.15)	(.01)
Net realized and unrealized gain (loss)	(12.23)	15.00	(.07)
Total from investment operations	(12.33)	14.85	(.08)
Distributions from net investment income	-	(.19)	-
Distributions from net realized gain	(.17)	(5.01)	-
Total distributions	(.17)	(5.20)	-
Redemption fees added to paid in capital E	.01	.01	.01
Net asset value, end of period	$ 33.70	$ 46.19	$ 36.53
Total Return B, C, D	(26.74)%	44.59%	(.19)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.23% A	1.17%	1.13% A
Expenses net of fee waivers, if any	1.23% A	1.17%	1.13% A
Expenses net of all reductions	1.19% A	1.13%	1.10% A
Net investment income (loss)	(.51)% A	(.37)%	(.18)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 25,958	$ 26,620	$ 1,857
Portfolio turnover rate G	49% A	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29.

Financial Highlights - Class T

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 46.17	$ 36.49	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.15)	(.25)	(.03)
Net realized and unrealized gain (loss)	(12.21)	15.05	(.09)
Total from investment operations	(12.36)	14.80	(.12)
Distributions from net investment income	-	(.16)	-
Distributions from net realized gain	(.17)	(4.97)	-
Total distributions	(.17)	(5.13)	-
Redemption fees added to paid in capital E	.01	.01	.01
Net asset value, end of period	$ 33.65	$ 46.17	$ 36.49
Total Return B, C, D	(26.82)%	44.45%	(.30)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.49% A	1.42%	1.46% A
Expenses net of fee waivers, if any	1.49% A	1.42%	1.46% A
Expenses net of all reductions	1.45% A	1.39%	1.43% A
Net investment income (loss)	(.77)% A	(.63)%	(.40)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,940	$ 11,334	$ 1,093
Portfolio turnover rate G	49% A	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 45.97	$ 36.46	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.25)	(.45)	(.07)
Net realized and unrealized gain (loss)	(12.14)	14.95	(.08)
Total from investment operations	(12.39)	14.50	(.15)
Distributions from net investment income	-	(.16)	-
Distributions from net realized gain	(.17)	(4.84)	-
Total distributions	(.17)	(5.00)	-
Redemption fees added to paid in capital E	.01	.01	.01
Net asset value, end of period	$ 33.42	$ 45.97	$ 36.46
Total Return B, C, D	(27.00)%	43.53%	(.38)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.99% A	1.93%	1.96% A
Expenses net of fee waivers, if any	1.99% A	1.93%	1.96% A
Expenses net of all reductions	1.95% A	1.90%	1.93% A
Net investment income (loss)	(1.26)% A	(1.14)%	(.93)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,885	$ 6,869	$ 902
Portfolio turnover rate G	49% A	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29.

Financial Highlights - Class C

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 45.85	$ 36.44	$ 36.60
Income from Investment Operations
Net investment income (loss) E	(.25)	(.45)	(.07)
Net realized and unrealized gain (loss)	(12.11)	14.91	(.10)
Total from investment operations	(12.36)	14.46	(.17)
Distributions from net investment income	-	(.17)	-
Distributions from net realized gain	(.17)	(4.89)	-
Total distributions	(.17)	(5.06)	-
Redemption fees added to paid in capital E	.01	.01	.01
Net asset value, end of period	$ 33.33	$ 45.85	$ 36.44
Total Return B, C, D	(27.01)%	43.49%	(.44)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.99% A	1.92%	2.02% A
Expenses net of fee waivers, if any	1.99% A	1.92%	2.02% A
Expenses net of all reductions	1.95% A	1.89%	1.99% A
Net investment income (loss)	(1.26)% A	(1.12)%	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,511	$ 10,835	$ 437
Portfolio turnover rate G	49% A	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Gold

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 K

2007

2006

2005

2004 K

Selected Per-Share Data
Net asset value, beginning of period	$ 46.37	$ 36.54	$ 35.91	$ 27.46	$ 27.21	$ 22.73
Income from Investment Operations
Net investment income (loss) E	(.03)	(.02)	.22 H	.04	.02 I	(.01)
Net realized and unrealized gain (loss)	(12.28)	15.05	5.49	12.21	.18	5.85
Total from investment operations	(12.31)	15.03	5.71	12.25	.20	5.84
Distributions from net investment income	-	(.18)	(.02)	(.02)	-	(1.42)
Distributions from net realized gain	(.17)	(5.03)	(5.10)	(3.84)	-	-
Total distributions	(.17)	(5.21)	(5.12)	(3.86)	-	(1.42)
Redemption fees added to paid in capital E	.01	.01	.04	.06	.05	.06
Net asset value, end of period	$ 33.90	$ 46.37	$ 36.54	$ 35.91	$ 27.46	$ 27.21
Total Return B, C, D	(26.60)%	45.10%	16.19%	48.84%	.92%	26.79%
Ratios to Average Net Assets F, J
Expenses before reductions	.87% A	.85%	.90%	.97%	1.00%	1.12%
Expenses net of fee waivers, if any	.87% A	.85%	.90%	.97%	1.00%	1.12%
Expenses net of all reductions	.83% A	.81%	.87%	.82%	.89%	1.04%
Net investment income (loss)	(.15)% A	(.05)%	.62% H	.13%	.07% I	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,730,688	$ 2,381,114	$ 1,473,400	$ 1,325,665	$ 705,216	$ 735,744
Portfolio turnover rate G	49% A	55%	85%	108%	79%	41%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.08 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .40%. I Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.08)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the year ended February 29.

Financial Highlights - Institutional Class

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 I

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 46.34	$ 36.54	$ 36.60
Income from Investment Operations
Net investment income (loss) D	(.04)	(.01)	.01
Net realized and unrealized gain (loss)	(12.27)	15.03	(.08)
Total from investment operations	(12.31)	15.02	(.07)
Distributions from net investment income	-	(.19)	-
Distributions from net realized gain	(.17)	(5.04)	-
Total distributions	(.17)	(5.23)	-
Redemption fees added to paid in capital D	.01	.01	.01
Net asset value, end of period	$ 33.87	$ 46.34	$ 36.54
Total Return B, C	(26.61)%	45.10%	(.16)%
Ratios to Average Net Assets E, H
Expenses before reductions	.90% A	.83%	.94% A
Expenses net of fee waivers, if any	.90% A	.83%	.94% A
Expenses net of all reductions	.86% A	.79%	.91% A
Net investment income (loss)	(.18)% A	(.03)%	.12% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,310	$ 3,174	$ 385
Portfolio turnover rate F	49% A	55%	85%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Consolidated Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

Gold Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Gold and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investment in Subsidiary

The Fund may invest in certain precious metals through its investment in the Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). The Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of the Fund. As of August 31, 2008, the Fund held $101,707,640 in the Subsidiary, representing 5.7% of the Fund's net assets.

3. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

4. Significant Accounting Policies.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to

Semiannual Report

4. Significant Accounting Policies - continued

Security Valuation - continued

readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

4. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 269,344,539
Unrealized depreciation	(288,178,457)
Net unrealized appreciation (depreciation)	(18,833,918)
Cost for federal income tax purposes	$ 1,826,552,599

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

5. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

6. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $723,707,908 and $525,141,833, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

FMR and its affiliates also provide investment management related services to the Subsidiary. The Subsidiary pays FMR a monthly management fee at the annual rate of .30% of its assets. FMR has agreed to reimburse the Fund's management fee in an amount equal to the management fee of the Subsidiary. For the period, FMR reimbursed the Fund $155,690.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 36,257	$ 1,964
Class T	.25%	.25%	31,900	-
Class B	.75%	.25%	35,525	26,656
Class C	.75%	.25%	58,820	25,215
			$ 162,502	$ 53,835

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 41,839
Class T	7,625
Class B*	7,146
Class C*	4,573
$ 61,183

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 46,383.32
Class T	20,936.33
Class B	11,480.32
Class C	19,032.32
Gold	2,210,617.21
Institutional Class	4,303.24
	$ 2,312,751

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,294 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 13,341	2.27%	$ 17,630

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,468 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Consolidated Financial Statements (Unaudited) - continued

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $323,260.

10. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $7,138,000. The weighted average interest rate was 2.31%. The interest expense amounted to $459 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

11. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $259,647 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Gold	$ 7,120

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $9,304, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

Semiannual Report

13. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2008	Year ended February 29, 2008
From net investment income
Class A	$ -	$ 13,831
Class T	-	6,353
Class B	-	4,260
Class C	-	3,734
Gold	-	7,042,946
Institutional Class	-	6,741
Total	$ -	$ 7,077,865
From net realized gain
Class A	$ 120,234	$ 955,695
Class T	52,923	425,795
Class B	30,037	289,226
Class C	48,422	343,986
Gold	9,277,078	198,940,407
Institutional Class	13,699	202,021
Total	$ 9,542,393	$ 201,157,130

14. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2008	Year ended February 29, 2008	Six months ended August 31, 2008	Year ended February 29, 2008
Class A
Shares sold	495,118	567,655	$ 20,555,672	$ 23,751,338
Reinvestment of distributions	2,750	25,125	115,078	945,727
Shares redeemed	(304,008)	(67,262)	(11,820,600)	(2,616,226)
Net increase (decrease)	193,860	525,518	$ 8,850,150	$ 22,080,839
Class T
Shares sold	186,473	245,988	$ 7,897,728	$ 10,279,473
Reinvestment of distributions	1,250	11,403	52,337	428,815
Shares redeemed	(108,061)	(41,858)	(4,300,765)	(1,666,054)
Net increase (decrease)	79,662	215,533	$ 3,649,300	$ 9,042,234
Class B
Shares sold	106,828	138,954	$ 4,512,658	$ 5,690,539
Reinvestment of distributions	619	7,385	25,767	276,855
Shares redeemed	(80,754)	(21,658)	(3,138,952)	(874,114)
Net increase (decrease)	26,693	124,681	$ 1,399,473	$ 5,093,280
Class C
Shares sold	180,843	253,353	$ 7,431,110	$ 10,551,196
Reinvestment of distributions	1,078	8,652	44,749	324,140
Shares redeemed	(102,853)	(37,666)	(4,025,559)	(1,511,191)
Net increase (decrease)	79,068	224,339	$ 3,450,300	$ 9,364,145
Gold
Shares sold	20,177,666	30,095,254	$ 852,208,876	$ 1,246,042,833
Reinvestment of distributions	212,477	5,273,633	8,930,407	197,489,804
Shares redeemed	(20,687,161)	(24,338,085)	(825,180,315)	(937,121,869)
Net increase (decrease)	(297,018)	11,030,802	$ 35,958,968	$ 506,410,768
Institutional Class
Shares sold	97,568	128,523	$ 3,961,458	$ 5,080,204
Reinvestment of distributions	259	4,588	10,894	171,536
Shares redeemed	(68,610)	(75,163)	(2,651,304)	(3,012,289)
Net increase (decrease)	29,217	57,948	$ 1,321,048	$ 2,239,451

Semiannual Report

Select Materials Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Class A
Actual	$ 1,000.00	$ 976.10	$ 6.03
HypotheticalA	$ 1,000.00	$ 1,019.11	$ 6.16
Class T
Actual	$ 1,000.00	$ 974.80	$ 7.32
HypotheticalA	$ 1,000.00	$ 1,017.80	$ 7.48
Class B
Actual	$ 1,000.00	$ 972.40	$ 9.74
HypotheticalA	$ 1,000.00	$ 1,015.32	$ 9.96
Class C
Actual	$ 1,000.00	$ 972.60	$ 9.75
HypotheticalA	$ 1,000.00	$ 1,015.32	$ 9.96
Materials
Actual	$ 1,000.00	$ 977.70	$ 4.44
HypotheticalA	$ 1,000.00	$ 1,020.72	$ 4.53
Institutional Class
Actual	$ 1,000.00	$ 977.70	$ 4.44
HypotheticalA	$ 1,000.00	$ 1,020.72	$ 4.53

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.21%
Class T	1.47%
Class B	1.96%
Class C	1.96%
Materials	.89%
Institutional Class	.89%

Semiannual Report

Select Materials Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	11.9	10.7
E.I. du Pont de Nemours & Co.	8.3	5.3
Freeport-McMoRan Copper & Gold, Inc. Class B	7.0	7.4
Newmont Mining Corp.	3.8	3.6
United States Steel Corp.	3.5	2.4
Celanese Corp. Class A	3.3	2.5
The Mosaic Co.	3.3	3.4
FMC Corp.	3.0	1.4
Nucor Corp.	3.0	3.9
Owens-Illinois, Inc.	2.7	1.9
	49.8
Top Industries (% of fund's net assets)
As of August 31, 2008
Chemicals	51.3%
Metals & Mining	30.9%
Containers & Packaging	11.3%
Marine	1.6%
Paper & Forest Products	1.5%
All Others*	3.4%

As of February 29, 2008
Chemicals	52.0%
Metals & Mining	32.6%
Containers & Packaging	6.9%
Paper & Forest Products	3.6%
Oil, Gas & Consumable Fuels	1.3%
All Others*	3.6%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Materials Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CHEMICALS - 51.3%
Commodity Chemicals - 3.3%
Celanese Corp. Class A	332,700	$ 12,828,912
Diversified Chemicals - 15.3%
Dow Chemical Co.	185,600	6,334,528
E.I. du Pont de Nemours & Co.	718,800	31,943,472
FMC Corp.	160,199	11,781,034
PPG Industries, Inc. (d)	72,500	4,557,350
Solutia, Inc. (a)	269,900	4,534,320
		59,150,704
Fertilizers & Agricultural Chemicals - 18.3%
CF Industries Holdings, Inc.	53,100	8,092,440
Monsanto Co.	402,344	45,967,799
Terra Industries, Inc.	79,998	4,019,900
The Mosaic Co.	118,438	12,642,072
		70,722,211
Industrial Gases - 4.0%
Airgas, Inc.	122,500	7,256,900
Praxair, Inc.	88,700	7,968,808
		15,225,708
Specialty Chemicals - 10.4%
Albemarle Corp.	252,367	10,029,065
Ecolab, Inc.	195,400	8,937,596
H.B. Fuller Co.	114,132	2,975,421
Lubrizol Corp.	17,500	927,325
Nalco Holding Co.	190,718	4,361,721
Rockwood Holdings, Inc. (a)	147,100	5,567,735
W.R. Grace & Co. (a)	287,400	7,555,746
		40,354,609
TOTAL CHEMICALS		198,282,144
CONTAINERS & PACKAGING - 11.3%
Metal & Glass Containers - 8.2%
Ball Corp.	151,508	6,957,247
Crown Holdings, Inc. (a)	142,271	3,946,598
Greif, Inc. Class A	51,100	3,531,521
Owens-Illinois, Inc. (a)	236,900	10,565,740
Pactiv Corp. (a)(d)	259,000	6,959,330
		31,960,436
Paper Packaging - 3.1%
Packaging Corp. of America	30,300	780,225
Rock-Tenn Co. Class A	168,520	6,181,314
Temple-Inland, Inc. (d)	293,300	4,901,043
		11,862,582
TOTAL CONTAINERS & PACKAGING		43,823,018

	Shares	Value
MARINE - 1.6%
Marine - 1.6%
Genco Shipping & Trading Ltd.	15,800	$ 991,292
Safe Bulkers, Inc.	120,100	2,286,704
Ultrapetrol (Bahamas) Ltd. (a)	275,800	3,000,704
		6,278,700
METALS & MINING - 30.9%
Aluminum - 4.0%
Alcoa, Inc.	307,500	9,879,975
Century Aluminum Co. (a)(d)	112,581	5,489,450
		15,369,425
Diversified Metals & Mining - 7.6%
BHP Billiton PLC	76,900	2,407,649
Freeport-McMoRan Copper & Gold, Inc. Class B	301,228	26,905,685
		29,313,334
Gold - 6.6%
Agnico-Eagle Mines Ltd.	64,500	3,701,940
Goldcorp, Inc.	59,300	2,016,965
Lihir Gold Ltd. (a)	1,508,633	3,095,616
Newcrest Mining Ltd.	87,269	2,052,940
Newmont Mining Corp.	326,100	14,707,110
		25,574,571
Precious Metals & Minerals - 1.0%
Impala Platinum Holdings Ltd.	67,960	1,924,246
Pan American Silver Corp. (a)	77,400	2,057,293
		3,981,539
Steel - 11.7%
ArcelorMittal SA (NY Shares) Class A	24,400	1,918,328
Cleveland-Cliffs, Inc. (d)	92,000	9,312,240
Commercial Metals Co.	117,000	3,045,510
Nucor Corp. (d)	222,400	11,676,000
Steel Dynamics, Inc.	234,400	5,820,152
United States Steel Corp. (d)	102,500	13,639,675
		45,411,905
TOTAL METALS & MINING		119,650,774
OIL, GAS & CONSUMABLE FUELS - 0.8%
Coal & Consumable Fuels - 0.8%
Peabody Energy Corp.	45,480	2,862,966
PAPER & FOREST PRODUCTS - 1.5%
Forest Products - 1.5%
Weyerhaeuser Co. (d)	105,500	5,854,195
SPECIALTY RETAIL - 1.1%
Home Improvement Retail - 1.1%
Sherwin-Williams Co. (d)	69,700	4,080,935
Common Stocks - continued
	Shares	Value
TRANSPORTATION INFRASTRUCTURE - 0.0%
Marine Ports & Services - 0.0%
Aegean Marine Petroleum Network, Inc.	2,200	$ 68,354
TOTAL COMMON STOCKS (Cost $337,392,792)		380,901,086
Money Market Funds - 11.3%

Fidelity Cash Central Fund, 2.31% (b)	3,423,118	3,423,118
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	40,427,125	40,427,125
TOTAL MONEY MARKET FUNDS (Cost $43,850,243)		43,850,243
TOTAL INVESTMENT PORTFOLIO - 109.8% (Cost $381,243,035)		424,751,329
NET OTHER ASSETS - (9.8)%		(38,016,906)
NET ASSETS - 100%		$ 386,734,423
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 160,518
Fidelity Securities Lending Cash Central Fund	55,527
Total	$ 216,045
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	424,751,329	424,751,329	-	-

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Materials Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $39,268,547) - See accompanying schedule: Unaffiliated issuers (cost $337,392,792)	$ 380,901,086
Fidelity Central Funds (cost $43,850,243)	43,850,243
Total Investments (cost $381,243,035)		$ 424,751,329
Cash		756
Foreign currency held at value (cost $95,685)		101,862
Receivable for investments sold		9,713,764
Receivable for fund shares sold		679,127
Dividends receivable		474,434
Distributions receivable from Fidelity Central Funds		22,198
Prepaid expenses		340
Other receivables		3,528
Total assets		435,747,338

Liabilities
Payable for investments purchased	$ 3,580,765
Payable for fund shares redeemed	4,654,866
Accrued management fee	185,684
Distribution fees payable	24,438
Other affiliated payables	106,255
Other payables and accrued expenses	33,782
Collateral on securities loaned, at value	40,427,125
Total liabilities		49,012,915

Net Assets		$ 386,734,423
Net Assets consist of:
Paid in capital		$ 353,423,945
Undistributed net investment income		1,127,839
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,318,099)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		43,500,738
Net Assets		$ 386,734,423

Statement of Assets and Liabilities - continued

August 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($23,616,381 ÷ 424,429 shares)	$ 55.64

Maximum offering price per share (100/94.25 of $55.64)	$ 59.03
Class T: Net Asset Value and redemption price per share ($9,955,040 ÷ 179,800 shares)	$ 55.37

Maximum offering price per share (100/96.50 of $55.37)	$ 57.38
Class B: Net Asset Value and offering price per share ($6,032,106 ÷ 109,618 shares)A	$ 55.03

Class C: Net Asset Value and offering price per share ($12,779,198 ÷ 232,573 shares)A	$ 54.95

Materials: Net Asset Value, offering price and redemption price per share ($332,174,908 ÷ 5,959,345 shares)	$ 55.74

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,176,790 ÷ 39,061 shares)	$ 55.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Materials Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2008 (Unaudited)

Investment Income
Dividends		$ 3,028,409
Interest		2,212
Income from Fidelity Central Funds		216,045
Total income		3,246,666

Expenses
Management fee	$ 1,235,919
Transfer agent fees	537,739
Distribution fees	138,071
Accounting and security lending fees	89,014
Custodian fees and expenses	14,919
Independent trustees' compensation	947
Registration fees	65,202
Audit	18,616
Legal	913
Miscellaneous	26,906
Total expenses before reductions	2,128,246
Expense reductions	(9,421)	2,118,825
Net investment income (loss)		1,127,841
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,949,227)
Foreign currency transactions	(24,590)
Total net realized gain (loss)		(7,973,817)
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,203,951)
Assets and liabilities in foreign currencies	(7,261)
Total change in net unrealized appreciation (depreciation)		(10,211,212)
Net gain (loss)		(18,185,029)
Net increase (decrease) in net assets resulting from operations		$ (17,057,188)

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,127,841	$ 3,953,939
Net realized gain (loss)	(7,973,817)	16,077,802
Change in net unrealized appreciation (depreciation)	(10,211,212)	23,232,714
Net increase (decrease) in net assets resulting from operations	(17,057,188)	43,264,455
Distributions to shareholders from net investment income	-	(2,382,687)
Distributions to shareholders from net realized gain	-	(14,617,568)
Total distributions	-	(17,000,255)
Share transactions - net increase (decrease)	16,468,957	127,763,307
Redemption fees	28,910	66,997
Total increase (decrease) in net assets	(559,321)	154,094,504

Net Assets
Beginning of period	387,293,744	233,199,240
End of period (including undistributed net investment income of $1,127,839 and undistributed net investment income of $1,848,037, respectively)	$ 386,734,423	$ 387,293,744

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 57.00	$ 51.01	$ 46.90
Income from Investment Operations
Net investment income (loss) E	.08	.46	.17
Net realized and unrealized gain (loss)	(1.44)	8.05	3.93
Total from investment operations	(1.36)	8.51	4.10
Distributions from net investment income	-	(.32)	-
Distributions from net realized gain	-	(2.21)	-
Total distributions	-	(2.53) L	-
Redemption fees added to paid in capital E	- K	.01	.01
Net asset value, end of period	$ 55.64	$ 57.00	$ 51.01
Total Return B, C, D	(2.39)%	16.79%	8.76%
Ratios to Average Net Assets F, I
Expenses before reductions	1.21% A	1.21%	1.50%A
Expenses net of fee waivers, if any	1.21%A	1.21%	1.40%A
Expenses net of all reductions	1.20%A	1.21%	1.38%A
Net investment income (loss)	.26%A	.83%	1.76%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,616	$ 12,522	$ 1,018
Portfolio turnover rateG	98%A	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $2.532 per share is comprised of distributions from net investment income of $.322 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Class T

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008J

2007H

Selected Per-Share Data
Net asset value, beginning of period	$ 56.80	$ 50.89	$ 46.90
Income from Investment Operations
Net investment income (loss)E	-	.32	.11
Net realized and unrealized gain (loss)	(1.43)	8.00	3.87
Total from investment operations	(1.43)	8.32	3.98
Distributions from net investment income	-	(.21)	-
Distributions from net realized gain	-	(2.21)	-
Total distributions	-	(2.42)L	-
Redemption fees added to paid in capitalE	-K	.01	.01
Net asset value, end of period	$ 55.37	$ 56.80	$ 50.89
Total ReturnB, C, D	(2.52)%	16.45%	8.51%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.47%A	1.46%	1.80%A
Expenses net of fee waivers, if any	1.47%A	1.46%	1.65%A
Expenses net of all reductions	1.46%A	1.46%	1.62%A
Net investment income (loss)	-%A	.57%	1.18%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,955	$ 6,850	$ 707
Portfolio turnover rateG	98%A	77%	185%

A  Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H  For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $2.417 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008J

2007H

Selected Per-Share Data
Net asset value, beginning of period	$ 56.59	$ 50.81	$ 46.90
Income from Investment Operations
Net investment income (loss)E	(.14)	.04	.06
Net realized and unrealized gain (loss)	(1.42)	7.98	3.84
Total from investment operations	(1.56)	8.02	3.90
Distributions from net investment income	-	(.04)	-
Distributions from net realized gain	-	(2.21)	-
Total distributions	-	(2.25)L	-
Redemption fees added to paid in capitalE	-K	.01	.01
Net asset value, end of period	$ 55.03	$ 56.59	$ 50.81
Total ReturnB, C, D	(2.76)%	15.89%	8.34%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.96%A	1.97%	2.26%A
Expenses net of fee waivers, if any	1.96%A	1.97%	2.15%A
Expenses net of all reductions	1.95%A	1.96%	2.12%A
Net investment income (loss)	(.49)%A	.07%	.60%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,032	$ 4,173	$ 662
Portfolio turnover rateG	98%A	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $2.253 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Class C

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008J

2007H

Selected Per-Share Data
Net asset value, beginning of period	$ 56.50	$ 50.81	$ 46.90
Income from Investment Operations
Net investment income (loss)E	(.14)	.04	.09
Net realized and unrealized gain (loss)	(1.41)	7.97	3.81
Total from investment operations	(1.55)	8.01	3.90
Distributions from net investment income	-	(.12)	-
Distributions from net realized gain	-	(2.21)	-
Total distributions	-	(2.33)L	-
Redemption fees added to paid in capitalE	-K	.01	.01
Net asset value, end of period	$ 54.95	$ 56.50	$ 50.81
Total ReturnB, C, D	(2.74)%	15.87%	8.34%
Ratios to Average Net AssetsF, I
Expenses before reductions	1.96%A	1.96%	2.31%A
Expenses net of fee waivers, if any	1.96%A	1.96%	2.15%A
Expenses net of all reductions	1.96%A	1.96%	2.13%A
Net investment income (loss)	(.50)%A	.07%	.89%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,779	$ 8,743	$ 547
Portfolio turnover rateG	98%A	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $2.334 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Materials

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008J

2007

2006

2005

2004J

Selected Per-Share Data
Net asset value, beginning of period	$ 57.01	$ 50.92	$ 46.35	$ 40.78	$ 35.99	$ 23.83
Income from Investment Operations
Net investment income (loss)E	.17	.64	.42	.32	.15	.13H
Net realized and unrealized gain (loss)	(1.44)	8.01	9.36	6.40	5.47	12.07
Total from investment operations	(1.27)	8.65	9.78	6.72	5.62	12.20
Distributions from net investment income	-	(.36)	(.48)	(.25)	(.12)	(.12)
Distributions from net realized gain	-	(2.21)	(4.79)	(.93)	(.74)	-
Total distributions	-	(2.57)L	(5.27)	(1.18)	(.86)	(.12)
Redemption fees added to paid in capitalE	-K	.01	.06	.03	.03	.08
Net asset value, end of period	$ 55.74	$ 57.01	$ 50.92	$ 46.35	$ 40.78	$ 35.99
Total ReturnB, C, D	(2.23)%	17.10%	22.29%	17.01%	16.09%	51.73%
Ratios to Average Net AssetsF, I
Expenses before reductions	.89%A	.91%	1.01%	1.05%	1.06%	1.31%
Expenses net of fee waivers, if any	.89%A	.90%	.98%	1.05%	1.06%	1.31%
Expenses net of all reductions	.88%A	.89%	.96%	1.01%	1.02%	1.17%
Net investment income (loss)	.58%A	1.14%	.87%	.78%	.42%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 332,175	$ 353,185	$ 230,147	$ 169,523	$ 144,442	$ 135,131
Portfolio turnover rateG	98%A	77%	185%	124%	89%	175%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.07 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share. L Total distributions of $2.573 per share is comprised of distributions from net investment income of $.363 and distributions from net realized gain of $2.210 per share.

Financial Highlights - Institutional Class

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008I

2007G

Selected Per-Share Data
Net asset value, beginning of period	$ 57.00	$ 50.91	$ 46.90
Income from Investment Operations
Net investment income (loss)D	.17	.64	.08
Net realized and unrealized gain (loss)	(1.44)	8.00	3.92
Total from investment operations	(1.27)	8.64	4.00
Distributions from net investment income	-	(.36)	-
Distributions from net realized gain	-	(2.21)	-
Total distributions	-	(2.56)K	-
Redemption fees added to paid in capitalD	-J	.01	.01
Net asset value, end of period	$ 55.73	$ 57.00	$ 50.91
Total ReturnB, C	(2.23)%	17.08%	8.55%
Ratios to Average Net AssetsE, H
Expenses before reductions	.89%A	.89%	1.06%A
Expenses net of fee waivers, if any	.89%A	.89%	1.06%A
Expenses net of all reductions	.89%A	.89%	1.04%A
Net investment income (loss)	.58%A	1.14%	.79%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,177	$ 1,820	$ 119
Portfolio turnover rateF	98%A	77%	185%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share. K Total distributions of $2.565 per share is comprised of distributions from net investment income of $.355 and distributions from net realized gain of $2.210 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

Materials Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Materials and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation.

Dividend income are recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 63,347,287
Unrealized depreciation	(21,559,188)
Net unrealized appreciation (depreciation)	$ 41,788,099
Cost for federal income tax purposes	$ 382,963,230

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $229,743,105 and $208,026,049, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 24,642	$ 2,701
Class T	.25%	.25%	23,696	22
Class B	.75%	.25%	27,661	20,763
Class C	.75%	.25%	62,072	32,004
			$ 138,071	$ 55,490

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 33,136
Class T	8,028
Class B*	2,156
Class C*	1,607
$ 44,927

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Class A	$ 30,090.30
Class T	14,786.31
Class B	8,423.30
Class C	19,262.31
Materials	462,486.23
Institutional Class	2,692.24
	$ 537,739

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser The commissions paid to these affiliated firms were $1,436 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $284 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $55,527.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $8,950 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $97. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Materials	$ 374

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $14,935, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2008	Year ended February 29, 2008
From net investment income
Class A	$ -	$ 49,508
Class T	-	17,252
Class B	-	2,017
Class C	-	11,702
Materials	-	2,291,825
Institutional Class	-	10,383
Total	$ -	$ 2,382,687
From net realized gain
Class A	$ -	$ 297,274
Class T	-	171,986
Class B	-	120,699
Class C	-	203,194
Materials	-	13,774,394
Institutional Class	-	50,021
Total	$ -	$ 14,617,568

Semiannual Report

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2008	Year ended February 29, 2008	Six months ended August 31, 2008	Year ended February 29, 2008
Class A
Shares sold	287,502	264,311	$ 17,265,481	$ 14,817,528
Reinvestment of distributions	-	5,853	-	336,777
Shares redeemed	(82,757)	(70,440)	(4,749,353)	(3,880,036)
Net increase (decrease)	204,745	199,724	$ 12,516,128	$ 11,274,269
Class T
Shares sold	87,504	146,420	$ 5,273,327	$ 8,122,926
Reinvestment of distributions	-	2,954	-	169,021
Shares redeemed	(28,315)	(42,653)	(1,659,989)	(2,369,950)
Net increase (decrease)	59,189	106,721	$ 3,613,338	$ 5,921,997
Class B
Shares sold	52,409	83,153	$ 3,076,267	$ 4,611,263
Reinvestment of distributions	-	2,052	-	116,729
Shares redeemed	(16,532)	(24,486)	(962,623)	(1,341,792)
Net increase (decrease)	35,877	60,719	$ 2,113,644	$ 3,386,200
Class C
Shares sold	127,599	171,703	$ 7,600,686	$ 9,620,121
Reinvestment of distributions	-	3,133	-	178,976
Shares redeemed	(49,779)	(30,841)	(2,849,314)	(1,682,683)
Net increase (decrease)	77,820	143,995	$ 4,751,372	$ 8,116,414
Materials
Shares sold	2,555,823	7,472,335	$ 153,879,230	$ 416,206,078
Reinvestment of distributions	-	270,946	-	15,331,841
Shares redeemed	(2,791,405)	(6,067,742)	(160,904,383)	(334,236,130)
Net increase (decrease)	(235,582)	1,675,539	$ (7,025,153)	$ 97,301,789
Institutional Class
Shares sold	28,756	88,023	$ 1,761,604	$ 5,168,897
Reinvestment of distributions	-	963	-	55,576
Shares redeemed	(21,626)	(59,388)	(1,261,976)	(3,461,835)
Net increase (decrease)	7,130	29,598	$ 499,628	$ 1,762,638

Semiannual Report

Select Telecommunications Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008 to August 31, 2008).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period* March 1, 2008 to August 31, 2008
Class A
Actual	$ 1,000.00	$ 968.90	$ 6.10
Hypothetical A	$ 1,000.00	$ 1,019.00	$ 6.26
Class T
Actual	$ 1,000.00	$ 967.70	$ 7.34
Hypothetical A	$ 1,000.00	$ 1,017.74	$ 7.53
Class B
Actual	$ 1,000.00	$ 965.20	$ 9.81
Hypothetical A	$ 1,000.00	$ 1,015.22	$ 10.06
Class C
Actual	$ 1,000.00	$ 965.20	$ 9.81
Hypothetical A	$ 1,000.00	$ 1,015.22	$ 10.06
Telecommunications
Actual	$ 1,000.00	$ 970.10	$ 4.87
Hypothetical A	$ 1,000.00	$ 1,020.27	$ 4.99
Institutional Class
Actual	$ 1,000.00	$ 970.40	$ 4.42
Hypothetical A	$ 1,000.00	$ 1,020.72	$ 4.53

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Annualized Expense Ratio
Class A	1.23%
Class T	1.48%
Class B	1.98%
Class C	1.98%
Telecommunications	.98%
Institutional Class	.89%

Semiannual Report

Select Telecommunications Portfolio

Investment Changes (Unaudited)

Top Ten Stocks as of August 31, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	12.5	20.1
Global Crossing Ltd.	7.7	7.7
Qwest Communications International, Inc.	7.6	7.7
Level 3 Communications, Inc.	7.5	0.8
tw telecom, inc.	6.6	6.1
Virgin Media, Inc.	4.8	0.0
Gameloft	4.8	0.9
Verizon Communications, Inc.	4.3	7.3
Time Warner Cable, Inc.	4.2	0.0
Starent Networks Corp.	4.0	4.0
	64.0
Top Industries (% of fund's net assets)
As of August 31, 2008
Diversified Telecommunication Services	54.0%
Wireless Telecommunication Services	20.0%
Media	14.7%
Software	5.1%
Communications Equipment	4.4%
All Others*	1.8%

As of February 29, 2008
Diversified Telecommunication Services	55.0%
Wireless Telecommunication Services	27.3%
Media	6.0%
Communications Equipment	5.0%
Software	4.3%
All Others*	2.4%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Semiannual Report

Select Telecommunications Portfolio

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 4.4%
Communications Equipment - 4.4%
Aruba Networks, Inc. (a)	392	$ 2,465
F5 Networks, Inc. (a)	1,600	54,576
Infinera Corp. (a)(d)	75,300	829,806
Juniper Networks, Inc. (a)	2,100	53,970
Nortel Networks Corp. (a)	8,071	48,793
Polycom, Inc. (a)	1,700	47,668
Sandvine Corp. (a)	3,200	3,435
Sonus Networks, Inc. (a)	56,800	191,984
Starent Networks Corp. (a)	847,669	11,672,402
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	600	6,852
		12,911,951
COMPUTERS & PERIPHERALS - 0.1%
Computer Hardware - 0.1%
Apple, Inc. (a)	1,800	305,154
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc. (a)	500	2,530
NetApp, Inc. (a)	700	17,836
Synaptics, Inc. (a)	300	15,702
		36,068
TOTAL COMPUTERS & PERIPHERALS		341,222
DIVERSIFIED TELECOMMUNICATION SERVICES - 54.0%
Alternative Carriers - 23.1%
Cable & Wireless PLC	19,405	62,771
Cogent Communications Group, Inc. (a)(d)	390,708	3,598,421
Global Crossing Ltd. (a)	1,245,107	22,735,654
Iliad Group SA	600	62,034
Level 3 Communications, Inc. (a)(d)	6,380,976	21,886,748
PAETEC Holding Corp. (a)	73,600	242,880
tw telecom, inc. (a)	1,257,445	19,289,206
		67,877,714
Integrated Telecommunication Services - 30.9%
AT&T, Inc.	1,145,102	36,631,813
BT Group PLC	5,053	15,855
Cbeyond, Inc. (a)(d)	333,495	5,646,070
Cincinnati Bell, Inc. (a)	225,000	877,500
Deutsche Telekom AG (Reg.)	549,600	9,099,659
Embarq Corp.	6,900	325,404
FairPoint Communications, Inc.	34,149	302,219
France Telecom SA	40,400	1,191,112
NTELOS Holdings Corp.	632	18,802
PT Indosat Tbk	648,100	435,490
PT Telkomunikasi Indonesia Tbk Series B	355,900	311,085
Qwest Communications International, Inc. (d)	5,876,944	22,214,848
Telecom Italia SpA sponsored ADR	12,500	201,750
Telefonica SA	400	9,883

	Shares	Value
Telefonica SA sponsored ADR	300	$ 22,221
Telenor ASA	4,400	69,450
Telenor ASA sponsored ADR	4,100	193,274
Telkom SA Ltd.	4,400	79,689
Verizon Communications, Inc.	356,724	12,528,147
Windstream Corp.	35,708	443,493
		90,617,764
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		158,495,478
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Trimble Navigation Ltd. (a)	540	18,279
INTERNET SOFTWARE & SERVICES - 1.6%
Internet Software & Services - 1.6%
Google, Inc. Class A (sub. vtg.) (a)	90	41,696
SAVVIS, Inc. (a)(d)	299,899	4,762,396
		4,804,092
MEDIA - 14.7%
Broadcasting - 14.7%
Comcast Corp. Class A	491,500	10,409,970
Dish TV India Ltd. (a)	5,888	4,993
Liberty Global, Inc. Class A (a)	400	14,072
The DIRECTV Group, Inc. (a)(d)	229,300	6,468,553
Time Warner Cable, Inc. (a)	460,800	12,326,400
Virgin Media, Inc. (d)	1,235,300	14,082,420
		43,306,408
SOFTWARE - 5.1%
Application Software - 0.1%
Nuance Communications, Inc. (a)	800	12,640
OnMobile Global Ltd.	8,904	98,650
Synchronoss Technologies, Inc. (a)	5,863	74,226
		185,516
Home Entertainment Software - 5.0%
Gameloft (a)(d)	2,751,486	14,046,298
Glu Mobile, Inc. (a)	167,314	597,311
		14,643,609
TOTAL SOFTWARE		14,829,125
WIRELESS TELECOMMUNICATION SERVICES - 20.0%
Wireless Telecommunication Services - 20.0%
America Movil SAB de CV Series L sponsored ADR	9,800	503,524
American Tower Corp. Class A (a)(d)	213,000	8,803,290
Bharti Airtel Ltd. (a)	21,762	415,447
Centennial Communications Corp. Class A (a)	89,400	681,228
China Mobile (Hong Kong) Ltd. sponsored ADR	1,800	102,096
China Unicom Ltd. sponsored ADR	18,000	285,840
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Clearwire Corp. (a)(d)	17,350	$ 170,898
Crown Castle International Corp. (a)	134,500	5,030,300
Idea Cellular Ltd. (a)	131,378	246,764
Leap Wireless International, Inc. (a)	84,014	3,752,065
MetroPCS Communications, Inc. (a)(d)	48,200	813,134
Millicom International Cellular SA	67,900	5,389,223
MTN Group Ltd.	36,900	568,732
NII Holdings, Inc. (a)	155,700	8,177,364
Rogers Communications, Inc. Class B (non-vtg.)	139,500	5,054,814
SBA Communications Corp. Class A (a)	95,764	3,345,037
Sprint Nextel Corp.	1,037,513	9,047,113
Syniverse Holdings, Inc. (a)	30,468	505,464
Telephone & Data Systems, Inc.	14,724	565,402
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	33,000	742,500
Turkcell Iletisim Hizmet AS sponsored ADR	16,100	266,455
Virgin Mobile USA, Inc. Class A	600	1,578
Vodafone Group PLC sponsored ADR	164,200	4,195,310
		58,663,578
TOTAL COMMON STOCKS (Cost $357,483,960)		293,370,133
Money Market Funds - 14.4%
	Shares	Value
Fidelity Cash Central Fund, 2.31% (b)	1,061,012	$ 1,061,012
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	41,361,664	41,361,664
TOTAL MONEY MARKET FUNDS (Cost $42,422,676)		42,422,676
TOTAL INVESTMENT PORTFOLIO - 114.3% (Cost $399,906,636)		335,792,809
NET OTHER ASSETS - (14.3)%		(42,014,786)
NET ASSETS - 100%		$ 293,778,023
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,151
Fidelity Securities Lending Cash Central Fund	201,477
Total	$ 228,628
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	335,792,809	325,476,300	10,316,509	-
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.5%
Bermuda	7.7%
France	5.2%
Germany	3.1%
Luxembourg	1.8%
Canada	1.7%
United Kingdom	1.4%
Others (individually less than 1%)	1.6%
100.0%
Income Tax Information

At February 29, 2008, the Fund had a capital loss carryforward of approximately $379,461,672 of which $205,830,514, $161,866,685 and $11,764,473 will expire on February 28, 2010, 2011 and February 29, 2012, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Telecommuniations Portfolio

Financial Statements

Statement of Assets and Liabilities

	August 31, 2008 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $39,575,174) - See accompanying schedule: Unaffiliated issuers (cost $357,483,960)	$ 293,370,133
Fidelity Central Funds (cost $42,422,676)	42,422,676
Total Investments (cost $399,906,636)		$ 335,792,809
Receivable for investments sold		568,803
Receivable for fund shares sold		177,289
Dividends receivable		32,699
Distributions receivable from Fidelity Central Funds		57,570
Prepaid expenses		573
Other receivables		88,522
Total assets		336,718,265

Liabilities
Payable for investments purchased	$ 1,163,083
Payable for fund shares redeemed	157,236
Accrued management fee	134,741
Distribution fees payable	1,681
Other affiliated payables	81,941
Other payables and accrued expenses	39,896
Collateral on securities loaned, at value	41,361,664
Total liabilities		42,940,242

Net Assets		$ 293,778,023
Net Assets consist of:
Paid in capital		$ 767,626,994
Undistributed net investment income		2,485,033
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(412,212,062)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(64,121,942)
Net Assets		$ 293,778,023

Statement of Assets and Liabilities - continued

August 31, 2008 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,424,315 ÷ 34,593 shares)	$ 41.17

Maximum offering price per share (100/94.25 of $41.17)	$ 43.68
Class T: Net Asset Value and redemption price per share ($961,830 ÷ 23,406 shares)	$ 41.09

Maximum offering price per share (100/96.50 of $41.09)	$ 42.58
Class B: Net Asset Value and offering price per share ($578,926 ÷ 14,144 shares) A	$ 40.93

Class C: Net Asset Value and offering price per share ($626,571 ÷ 15,305 shares) A	$ 40.94

Telecommunications: Net Asset Value, offering price and redemption price per share ($290,042,646 ÷ 7,019,422 shares)	$ 41.32

Institutional Class: Net Asset Value, offering price and redemption price per share ($143,735 ÷ 3,481 shares)	$ 41.29

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Select Telecommunications Portfolio
Financial Statements - continued

Statement of Operations

Six months ended August 31, 2008 (Unaudited)
Investment Income
Dividends		$ 3,808,468
Interest		11,515
Income from Fidelity Central Funds		228,628
Total income		4,048,611

Expenses
Management fee	$ 884,113
Transfer agent fees	463,101
Distribution fees	12,417
Accounting and security lending fees	66,846
Custodian fees and expenses	30,236
Independent trustees' compensation	535
Registration fees	43,393
Audit	21,309
Legal	3,415
Interest	5,788
Miscellaneous	37,752
Total expenses before reductions	1,568,905
Expense reductions	(19,952)	1,548,953
Net investment income (loss)		2,499,658
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(27,714,857)
Foreign currency transactions	26,019
Total net realized gain (loss)		(27,688,838)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $60,644)	15,479,669
Assets and liabilities in foreign currencies	(5,443)
Total change in net unrealized appreciation (depreciation)		15,474,226
Net gain (loss)		(12,214,612)
Net increase (decrease) in net assets resulting from operations		$ (9,714,954)

Statement of Changes in Net Assets

	Six months ended August 31, 2008 (Unaudited)	Year ended February 29, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,499,658	$ 4,604,512
Net realized gain (loss)	(27,688,838)	113,362,351
Change in net unrealized appreciation (depreciation)	15,474,226	(171,837,575)
Net increase (decrease) in net assets resulting from operations	(9,714,954)	(53,870,712)
Distributions to shareholders from net investment income	(782,909)	(4,987,721)
Share transactions - net increase (decrease)	(36,252,294)	(227,033,730)
Redemption fees	3,132	35,395
Total increase (decrease) in net assets	(46,747,025)	(285,856,768)

Net Assets
Beginning of period	340,525,048	626,381,816
End of period (including undistributed net investment income of $2,485,033 and undistributed net investment income of $768,284, respectively)	$ 293,778,023	$ 340,525,048

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 42.56	$ 50.89	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.28	.26	- K
Net realized and unrealized gain (loss)	(1.60)	(8.08)	3.15
Total from investment operations	(1.32)	(7.82)	3.15
Distributions from net investment income	(.07)	(.51)	-
Redemption fees added to paid in capital E,K	-	-	-
Net asset value, end of period	$ 41.17	$ 42.56	$ 50.89
Total Return B,C,D	(3.11)%	(15.55)%	6.60%
Ratios to Average Net Assets F,I
Expenses before reductions	1.23% A	1.20%	1.23% A
Expenses net of fee waivers, if any	1.23% A	1.20%	1.23% A
Expenses net of all reductions	1.22% A	1.19%	1.22% A
Net investment income (loss)	1.33% A	.49%	(.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,424	$ 2,791	$ 658
Portfolio turnover rate G	151% A	134%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

Financial Highlights - Class T

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 42.49	$ 50.86	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.23	.12	(.02)
Net realized and unrealized gain (loss)	(1.60)	(8.07)	3.14
Total from investment operations	(1.37)	(7.95)	3.12
Distributions from net investment income	(.03)	(.42)	-
Redemption fees added to paid in capital E,K	-	-	-
Net asset value, end of period	$ 41.09	$ 42.49	$ 50.86
Total Return B,C,D	(3.23)%	(15.78)%	6.54%
Ratios to Average Net Assets F,I
Expenses before reductions	1.48% A	1.46%	1.54% A
Expenses net of fee waivers, if any	1.48% A	1.46%	1.54% A
Expenses net of all reductions	1.47% A	1.45%	1.53% A
Net investment income (loss)	1.09% A	.23%	(.24)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 962	$ 1,270	$ 560
Portfolio turnover rate G	151% A	134%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 42.42	$ 50.80	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.12	(.14)	(.05)
Net realized and unrealized gain (loss)	(1.60)	(8.04)	3.11
Total from investment operations	(1.48)	(8.18)	3.06
Distributions from net investment income	(.01)	(.20)	-
Redemption fees added to paid in capital E,K	-	-	-
Net asset value, end of period	$ 40.93	$ 42.42	$ 50.80
Total Return B,C,D	(3.48)%	(16.18)%	6.41%
Ratios to Average Net Assets F,I
Expenses before reductions	1.98% A	1.95%	2.05% A
Expenses net of fee waivers, if any	1.98% A	1.95%	2.05% A
Expenses net of all reductions	1.97% A	1.94%	2.05% A
Net investment income (loss)	.58% A	(.26)%	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 579	$ 741	$ 291
Portfolio turnover rate G	151% A	134%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

Financial Highlights - Class C

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 J

2007 H

Selected Per-Share Data
Net asset value, beginning of period	$ 42.42	$ 50.81	$ 47.74
Income from Investment Operations
Net investment income (loss) E	.12	(.14)	(.07)
Net realized and unrealized gain (loss)	(1.60)	(8.03)	3.14
Total from investment operations	(1.48)	(8.17)	3.07
Distributions from net investment income	- K	(.22)	-
Redemption fees added to paid in capital E,K	-	-	-
Net asset value, end of period	$ 40.94	$ 42.42	$ 50.81
Total Return B,C,D	(3.48)%	(16.17)%	6.43%
Ratios to Average Net Assets F,I
Expenses before reductions	1.98% A	1.95%	2.07% A
Expenses net of fee waivers, if any	1.98% A	1.95%	2.07% A
Expenses net of all reductions	1.97% A	1.94%	2.06% A
Net investment income (loss)	.58% A	(.26)%	(.65)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 627	$ 902	$ 332
Portfolio turnover rate G	151%A	134%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J For the year ended February 29. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Telecommunications

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 K

2007

2006

2005

2004 K

Selected Per-Share Data
Net asset value, beginning of period	$ 42.70	$ 50.91	$ 41.97	$ 34.83	$ 35.79	$ 23.62
Income from Investment Operations
Net investment income (loss) E	.33	.43	.61 H	.36	.49 I	.08
Net realized and unrealized gain (loss)	(1.61)	(8.12)	8.85	7.11	(.96)	12.13
Total from investment operations	(1.28)	(7.69)	9.46	7.47	(.47)	12.21
Distributions from net investment income	(.10)	(.52)	(.53)	(.33)	(.49)	(.05)
Redemption fees added to paid in capital E	- L	- L	.01	- L	- L	.01
Net asset value, end of period	$ 41.32	$ 42.70	$ 50.91	$ 41.97	$ 34.83	$ 35.79
Total Return B,C,D	(2.99)%	(15.30)%	22.69%	21.54%	(1.40)%	51.78%
Ratios to Average Net Assets F,J
Expenses before reductions	.98% A	.91%	.99%	1.05%	1.09%	1.40%
Expenses net of fee waivers, if any	.98% A	.90%	.97%	1.05%	1.09%	1.40%
Expenses net of all reductions	.97% A	.90%	.97%	.96%	1.02%	1.34%
Net investment income (loss)	1.58% A	.79%	1.34% H	.96%	1.44% I	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 290,043	$ 334,565	$ 624,427	$ 402,334	$ 333,642	$ 439,350
Portfolio turnover rate G	151% A	134%	162%	148%	56%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.11 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.09%. I Investment income per share reflects a special dividend which amounted to $.26 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .68%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K For the year ended February 29. L Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

Six months ended August 31, 2008

Years ended February 28,

(Unaudited)

2008 I

2007 G

Selected Per-Share Data
Net asset value, beginning of period	$ 42.65	$ 50.91	$ 47.74
Income from Investment Operations
Net investment income (loss) D	.36	.45	.16
Net realized and unrealized gain (loss)	(1.62)	(8.09)	3.01
Total from investment operations	(1.26)	(7.64)	3.17
Distributions from net investment income	(.10)	(.62)	-
Redemption fees added to paid in capital D,J	-	-	-
Net asset value, end of period	$ 41.29	$ 42.65	$ 50.91
Total Return B,C	(2.96)%	(15.23)%	6.64%
Ratios to Average Net Assets E,H
Expenses before reductions	.89% A	.83%	.98% A
Expenses net of fee waivers, if any	.89% A	.83%	.98% A
Expenses net of all reductions	.88% A	.83%	.97% A
Net investment income (loss)	1.67% A	.86%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 144	$ 256	$ 114
Portfolio turnover rate F	151% A	134%	162%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 12, 2006 (commencement of sale of shares) to February 28, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I For the year ended February 29. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2008 (Unaudited)

1. Organization.

Telecommunications Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund invests primarily in securities of companies whose principal business activities fall within specific industries. The Fund offers Class A, Class T, Class B, Class C, Telecommunications, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of August 31, 2008, for the Fund's investments is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS). Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 10,981,047
Unrealized depreciation	(82,923,403)
Net unrealized appreciation (depreciation)	$ (71,942,356)
Cost for federal income tax purposes	$ 407,735,165

Trading (Redemption) Fees. Shares in the Fund held less than 30 days are subject to a redemption fee equal to .75% of the net asset value of shares redeemed. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $238,815,735 and $272,094,512, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 2,475	$ 355
Class T	.25%	.25%	2,742	140
Class B	.75%	.25%	3,380	2,616
Class C	.75%	.25%	3,820	1,808
			$ 12,417	$ 4,919

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 470
Class T	299
Class B*	2,777
Class C*	236
$ 3,782

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 2,869.29
Class T	1,587.29
Class B	996.29
Class C	1,130.30
Telecommunications	456,318.29
Institutional Class	201.20
	$ 463,101

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,223 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 9,204,200	2.26%	$ 5,788

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $212 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $201,477.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $19,058 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Telecommunications	$ 894

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In December 2006, the Independent Trustees, with the assistance of independent counsel, completed an investigation regarding gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during the period 2002 to 2004. The Independent Trustees and FMR agreed that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and was worthy of redress. Accordingly, the Independent Trustees requested, and FMR agreed to make, a payment of $42 million plus accrued interest, which equaled approximately $7.3 million, to certain Fidelity mutual funds.

In March 2008, the Trustees approved a method for allocating this payment among the funds and, in total, FMR paid the fund $74,134, which is recorded in the accompanying Statement of Operations.

In a related administrative order dated March 5, 2008, the U.S. Securities and Exchange Commission ("SEC") announced a settlement with FMR and FMR Co., Inc. (an affiliate of FMR) involving the SEC's regulatory rules for investment advisers and the improper receipt of gifts, gratuities and business entertainment. Without admitting or denying the SEC's findings, FMR agreed to pay an $8 million civil penalty to the United States Treasury.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2008	Year ended February 29, 2008
From net investment income
Class A	$ 4,118	$ 34,959
Class T	767	17,867
Class B	205	3,199
Class C	58	4,260
Telecommunications	777,223	4,919,180
Institutional Class	538	8,256
Total	$ 782,909	$ 4,987,721

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Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2008	Year ended February 29, 2008	Six months ended August 31, 2008	Year ended February 29, 2008
Class A
Shares sold	9,141	92,950	$ 383,153	$ 5,148,375
Reinvestment of distributions	97	636	3,998	33,452
Shares redeemed	(40,222)	(40,941)	(1,740,266)	(2,000,467)
Net increase (decrease)	(30,984)	52,645	$ (1,353,115)	$ 3,181,360
Class T
Shares sold	5,206	53,657	$ 216,250	$ 2,989,303
Reinvestment of distributions	19	339	766	17,826
Shares redeemed	(11,712)	(35,109)	(495,232)	(1,688,606)
Net increase (decrease)	(6,487)	18,887	$ (278,216)	$ 1,318,523
Class B
Shares sold	2,485	21,448	$ 104,167	$ 1,194,831
Reinvestment of distributions	5	57	189	3,011
Shares redeemed	(5,827)	(9,753)	(241,101)	(488,017)
Net increase (decrease)	(3,337)	11,752	$ (136,745)	$ 709,825
Class C
Shares sold	1,685	28,254	$ 71,874	$ 1,547,917
Reinvestment of distributions	1	63	46	3,315
Shares redeemed	(7,642)	(13,594)	(314,943)	(674,972)
Net increase (decrease)	(5,956)	14,723	$ (243,023)	$ 876,260
Telecommunications
Shares sold	512,146	3,678,807	$ 21,794,602	$ 202,863,624
Reinvestment of distributions	18,049	89,389	746,682	4,711,340
Shares redeemed	(1,346,281)	(8,198,629)	(56,675,962)	(440,994,970)
Net increase (decrease)	(816,086)	(4,430,433)	$ (34,134,678)	$ (233,420,006)
Institutional Class
Shares sold	187	14,719	$ 7,677	$ 834,674
Reinvestment of distributions	9	128	375	6,760
Shares redeemed	(2,711)	(11,092)	(114,569)	(541,126)
Net increase (decrease)	(2,515)	3,755	$ (106,517)	$ 300,308

Semiannual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on March 19, 2008. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of Votes	% of Votes
James C. Curvey
Affirmative	13,113,976,696.73	94.453
Withheld	770,153,401.43	5.547
TOTAL	13,884,130,098.16	100.000
Dennis J. Dirks
Affirmative	13,168,641,748.82	94.847
Withheld	715,488,349.34	5.153
TOTAL	13,884,130,098.16	100.000
Edward C. Johnson 3d
Affirmative	13,067,153,008.01	94.116
Withheld	816,977,090.15	5.884
TOTAL	13,884,130,098.16	100.000
Alan J. Lacy
Affirmative	13,157,857,950.99	94.769
Withheld	726,272,147.17	5.231
TOTAL	13,884,130,098.16	100.000
Ned C. Lautenbach
Affirmative	13,143,644,424.95	94.667
Withheld	740,485,673.21	5.333
TOTAL	13,884,130,098.16	100.000
Joseph Mauriello
Affirmative	13,154,116,065.58	94.742
Withheld	730,014,032.58	5.258
TOTAL	13,884,130,098.16	100.000
Cornelia M. Small
Affirmative	13,156,092,259.88	94.756
Withheld	728,037,838.28	5.244
TOTAL	13,884,130,098.16	100.000
William S. Stavropoulos
Affirmative	13,112,639,067.26	94.443
Withheld	771,491,030.90	5.557
TOTAL	13,884,130,098.16	100.000
David M. Thomas
Affirmative	13,162,301,260.43	94.801
Withheld	721,828,837.73	5.199
TOTAL	13,884,130,098.16	100.000
Michael E. Wiley
Affirmative	13,161,946,104.44	94.798
Withheld	722,183,993.72	5.202
TOTAL	13,884,130,098.16	100.000
PROPOSAL 2
To amend the Declaration of Trust to reduce the required quorum for future shareholder meetings.A
	# of Votes	% of Votes
Affirmative	9,888,405,498.50	71.221
Against	2,171,839,353.81	15.643
Abstain	699,607,061.81	5.039
Broker Non-Votes	1,124,278,184.04	8.097
TOTAL	13,884,130,098.16	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Select Consumer Staples

Select Gold

Select Materials

Select Telecommunications

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to each fund's agreement with Fidelity Management & Research (U.K.) Inc.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

Semiannual Report

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a third-party-sponsored index that reflects the market sector in which the fund invests over multiple periods. The Board noted that FMR does not believe that a meaningful peer group exists against which to compare any of the funds' performance.

For Consumer Staples Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, as available, the cumulative total returns of Consumer Staples (retail class) and Class B of the fund and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of Consumer Staples (retail class) and Class B show the performance of the highest and lowest performing classes, respectively.

For each of Gold Portfolio, Materials Portfolio, and Telecommunications Portfolio, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, as available, the cumulative total returns of the retail class and Class C of the fund and the cumulative total returns of a third-party-sponsored index ("benchmark"). The returns of the retail class and Class C show the performance of the highest and lowest performing classes, respectively.

Consumer Staples Portfolio

The Board stated that the investment performance of Consumer Staples (retail class) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Gold Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Gold (retail class) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Materials Portfolio

The Board stated that the investment performance of Materials (retail class) of the fund compared favorably to its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Semiannual Report

Telecommunications Portfolio

The Board stated that the investment performance of the fund was lower than its benchmark for the one- and five-year periods, although the three-year cumulative return of Telecommunications (retail class) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared. The Board also considered supplemental information about how each fund's management fee and total expenses ranked relative to groups based on Lipper classifications, which take into account a fund's market capitalization and style.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 6% means that 94% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Consumer Staples Portfolio

Gold Portfolio

Semiannual Report

Materials Portfolio

Telecommunications Portfolio

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class of each fund ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

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Board Approval of Investment Advisory Contracts and Management Fees - continued

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investments

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Japan Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

ASGMTI-USAN-1008
1.855656.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios' Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 31, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 31, 2008